    As filed with the Securities and Exchange Commission on April 24, 2006
                                                      Registration No. 333-69522
                                                                       811-07971
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                           Pre-Effective Amendment No.                   [ ]
                      Post-Effective Amendment No. 8   and               [X]
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 7                         [X]
                       (Check appropriate box or boxes)

                  MetLife Investors Variable Life Account One
                          (Exact Name of Registrant)

                      MetLife Investors Insurance Company
                              (Name of Depositor)

                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
             (Address of Depositor's Principal Executive Offices)

                Name and complete address of agent for service:
                              Richard C. Pearson
                           Executive Vice President,
                         General Counsel and Secretary
                      MetLife Investors Insurance Company
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
                                (800) 989-3752

                                  Copies to:
                               W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415
                                (202) 383-0590

    It is proposed that this filing will become effective (check appropriate box)

    [ ] immediately upon filing pursuant to paragraph (b)

    [X] on May 1, 2006 pursuant to paragraph (b)

    [ ] 60 days after filing pursuant to paragraph (a)(1)

    [ ] on (date) pursuant to paragraph (a) (1) of Rule 485

    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Flexible Premium Joint and Last Survivor Variable Life Insurance Policy and Flexible Premium Single Variable Life Insurance Policy (Title and amount of securities being registered)

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

             JOINT AND LAST SURVIVOR POLICY AND SINGLE LIFE POLICY

                                   ISSUED BY

                      METLIFE INVESTORS INSURANCE COMPANY

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE

This prospectus describes two variable life insurance policies, the Flexible Premium Joint and Last Survivor Variable Life Insurance Policy (Joint and Last Survivor Policy) and the Flexible Premium Single Variable Life Insurance Policy (Single Life Policy). Our use of the word Policy in this Prospectus refers to both policies except where otherwise noted. WE CURRENTLY ARE NOT OFFERING THE JOINT AND LAST SURVIVOR POLICY.

We have designed the Policy for use in estate and retirement planning and other insurance needs of individuals. The Policy provides for maximum flexibility by allowing you to vary your premium payments and to change the level of death benefits payable.


You, the policyowner, have a number of investment choices in the Policy. These investment choices include a General Account as well as the 31 Investment Funds listed below which are offered through our Separate Account. When you purchase a Policy, you bear the complete investment risk. This means that the Cash Value of your Policy may increase and decrease depending upon the investment performance of the Investment Fund(s) you select. The duration of the Policy and, under some circumstances, the death benefit will increase and decrease depending upon investment performance.


MET INVESTORS SERIES TRUST (CLASS A)
      Goldman Sachs Mid-Cap Value Portfolio
      Harris Oakmark International Portfolio
      Janus Aggressive Growth Portfolio

      Lazard Mid-Cap Portfolio
      Legg Mason Value Equity Portfolio
      Loomis Sayles Global Markets Portfolio

      Lord Abbett Bond Debenture Portfolio
      Lord Abbett Growth and Income Portfolio


      Met/AIM Small Cap Growth Portfolio

      MFS Emerging Markets Equity Portfolio

      MFS Research International Portfolio
      Neuberger Berman Real Estate Portfolio
      Oppenheimer Capital Appreciation Portfolio
      PIMCO Inflation Protected Bond Portfolio
      PIMCO Total Return Portfolio
      RCM Global Technology Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio
      Third Avenue Small Cap Value Portfolio
      Turner Mid-Cap Growth Portfolio
      Van Kampen Comstock Portfolio

      MetLife Defensive Strategy Portfolio
      MetLife Moderate Strategy Portfolio
      MetLife Balanced Strategy Portfolio
      MetLife Growth Strategy Portfolio
      MetLife Aggressive Strategy Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)
      BlackRock Money Market Portfolio
      Davis Venture Value Portfolio
      Harris Oakmark Focused Value Portfolio
      Jennison Growth Portfolio
      MetLife Stock Index Portfolio

      Western Asset Management U.S. Government Portfolio


THE SEC HAS NOT APPROVED THE POLICY OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION THAT IT HAS IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Joint and Last Survivor Policy and the Single Life Policy.

The Policy:

..  is not a bank deposit.
..  is not federally insured.
..  is not endorsed by any bank or government agency.

The Policy is subject to investment risk. You may be subject to loss of principal.


May 1, 2006

  TABLE OF CONTENTS                                                       PAGE

  SUMMARY OF BENEFITS AND RISKS..........................................   4
       Benefits of the Policy............................................   4
       Risks of the Policy...............................................   5
       Risks of the Investment Funds.....................................   7

  FEE TABLES.............................................................   7
       Transaction Fees..................................................   8
       Periodic Charges Other Than Investment Fund Operating Expenses....   9
       Annual Investment Fund Operating Expenses.........................  12

  THE VARIABLE LIFE INSURANCE POLICY.....................................  15
       Who Should Purchase the Policy?...................................  15
       Replacing Existing Insurance......................................  15
       State Variations..................................................  15

  PURCHASES..............................................................  15
       Application for a Policy..........................................  15
       Premiums..........................................................  16
       Unscheduled Premiums..............................................  16
       Communications and Payments.......................................  16
       Lapse and Grace Period............................................  16
       Reinstatement.....................................................  17
       Allocation of Premium.............................................  18
       Cash Value of Your Policy.........................................  18
       Method of Determining Cash Value of an Investment Fund............  18
       Net Investment Factor.............................................  19
       Our Right to Reject or Return a Premium Payment...................  19

  THE SEPARATE ACCOUNT AND THE INVESTMENT FUNDS..........................  19
       MetLife Investors and the Separate Account........................  19
       Certain Payments We Receive with Regard to the Investment Funds...  22
       Selection of the Investment Funds.................................  22
       Substitution and Limitations on Further Investments...............  23
       Voting............................................................  23
       Transfers.........................................................  23
       Dollar Cost Averaging.............................................  25
       Portfolio Rebalancing.............................................  25
       Description of the MetLife Asset Allocation Program...............  26

  DEATH BENEFIT..........................................................  27
       Change of Death Benefit...........................................  28
       Change in Face Amount.............................................  29

  ACCESS TO YOUR MONEY...................................................  29
       Policy Loans......................................................  29
       Loan Interest Charged.............................................  30
       Security..........................................................  30
       Repaying Policy Debt..............................................  30
       Partial Withdrawals...............................................  31
       Pro-Rata Surrender................................................  31
       Full Surrenders...................................................  32

  OTHER INFORMATION......................................................  32
       The General Account...............................................  32
       Distribution......................................................  33
       Suspension of Payments or Transfers...............................  34
       Ownership.........................................................  34
       Conversion Rights.................................................  35
       Additional Benefits...............................................  35
       Legal Proceedings.................................................  36
       Experts...........................................................  37
       Financial Statements..............................................  37
       Restrictions on Financial Transactions............................  37

  CHARGES................................................................  37
       Deductions from Each Premium Payment..............................  37
       Monthly Deduction.................................................  38

             TABLE OF CONTENTS                                PAGE

                  Charges for Additional Benefit Riders......  40
                  Mortality and Expense Risk Charge..........  40
                  Surrender Charge...........................  40
                  Transaction Charges........................  41
                  Projection of Benefits and Values Charge...  41
                  Investment Fund Expenses...................  41

             FEDERAL TAX STATUS..............................  42

             SPECIAL TERMS...................................  46

             APPENDIX A: ILLUSTRATIONS OF POLICY VALUES......  48

SUMMARY OF BENEFITS AND RISKS

This summary describes the Policy's important benefits and risks. The sections in the prospectus following this summary discuss the Policy in more detail. THE SPECIAL TERMS SECTION AT THE END OF THE PROSPECTUS DEFINES CERTAIN WORDS AND PHRASES USED IN THIS PROSPECTUS.

BENEFITS OF THE POLICY

DEATH PROCEEDS. The Policy is a contract between you the Owner, and us, an insurance company, under which we provide insurance protection. Upon receipt of satisfactory proof of death of the person insured with respect to the Single Life Policy or, with respect to the Joint and Last Survivor Policy, the death of the Last Insured, we pay death proceeds to your selected Beneficiary. Death proceeds equal the death benefit on the date of death of the Insured (or the Last Insured), plus any additional insurance provided by rider, less any Indebtedness and cost of insurance and any other charges that may be due.

POLICY FLEXIBILITY. The Policy is "flexible" because:

..  the frequency and amount of premiums can vary;

..  you can choose among death benefit options; and

..  you can change the amount of insurance coverage.

CHOICE OF DEATH BENEFIT OPTION. You may choose among three death benefit options: Option A, Option B and Option C. Option A provides a level death benefit equal to the Face Amount of your Policy. Options B and C provide a variable death benefit equal to the Policy's Face Amount plus the Cash Value of the Policy on the Insured's (or Last Insured's) date of death. The death benefits under all three Options are subject to increases required by the Internal Revenue Code of 1986. If your Policy is issued with either Option A or Option B, you may later change your death benefit option, unless your Policy was issued in Florida. A Policy issued with an Option C death benefit may not be changed.

FREE LOOK. You may cancel the Policy within 20 days after you receive it (or whatever period may be required in your state) or the 45th day after you sign your application, whichever period ends later. We will refund all premiums paid (or whatever amount is required in your state).


INVESTMENT CHOICES. You can allocate your Net Premiums and Cash Value to our General Account or among any or all of the thirty-one Investment Funds available through the Policy. The Investment Funds available include equity funds, bond funds and a money market fund.


PARTIAL WITHDRAWALS. After the first Policy year, you may make partial withdrawals from the Policy's Cash Surrender Value. Each Policy year you are allowed 12 free partial withdrawals. For each partial withdrawal in excess of 12, we may impose a $25 fee. We reserve the right to limit the number and minimum amount of partial withdrawals you may make in a Policy year. PARTIAL WITHDRAWALS MAY HAVE TAX CONSEQUENCES.

TRANSFERS. You may transfer amounts in your Policy from any Investment Fund to another Investment Fund, or to or from the General Account (subject to restrictions). You can make 12 transfers in a Policy year without charge. For each transfer in excess of 12, we may impose a $25 fee. We reserve the right to limit the number and amount of transfers you may make in a Policy year. We may also impose restrictions on "market timing" transfers. (See "Transfers" for additional information on such restrictions.) We offer the following automated transfer privileges:

.. DOLLAR COST AVERAGING. Under the dollar cost averaging program, you may authorize us to make automatic transfers of specified dollar amounts from the BlackRock Money Market Portfolio to other Investment Funds on a monthly basis.

.. PORTFOLIO REBALANCING. Under the portfolio rebalancing program, you may direct us to automatically restore the balance of the Cash Value in the General Account and the Investment Funds to the percentages determined in advance.

LOANS. You may borrow Cash Value from your Policy. The maximum amount you may borrow is the Cash Value of the Policy net of the surrender charge, reduced by monthly deductions and interest charges through the next Policy anniversary, increased by interest to be earned through the next Policy anniversary, less any existing Policy loans. We charge you a maximum annual interest rate of 4.5% on your loan. However, we credit interest at an annual rate of at least 4% on the amount we hold in the Loan Subaccount as security for the loan. LOANS MAY HAVE TAX CONSEQUENCES.

PRO-RATA SURRENDERS. After the first Policy year, you may make a Pro-Rata Surrender of the Policy that will reduce the Face Amount and the Cash Value by any whole percentage chosen by you. A PRO-RATA SURRENDER MAY HAVE TAX CONSEQUENCES.

SURRENDERS. You may make a full surrender of the Policy for its Cash Surrender Value at any time. The Policy's Cash Surrender Value equals the Cash Value reduced by any Policy loan and accrued loan interest and by any applicable surrender charge. A SURRENDER MAY HAVE TAX CONSEQUENCES.

TAX BENEFITS. We anticipate that the Policy should be deemed to be a life insurance contract under Federal tax law. Accordingly, undistributed increases in the value of your Policy should not be taxable to you. As long as your Policy is not a modified endowment contract (MEC), partial withdrawals and Pro-Rata Surrenders should be non-taxable until you have withdrawn or made a Pro-Rata Surrender of an amount equal to your total investment in the Policy. Death proceeds paid to your beneficiary should generally be free of Federal income tax.

CONVERSION PRIVILEGE. During the first two Policy years, you have a one-time right to convert the Policy to fixed benefit coverage by irrevocably electing to transfer all of your Cash Value, and to allocate all future premiums, to the General Account. The purpose of the conversion is to provide you with fixed Policy values and benefits. The transfer will not be subject to any transfer charge or transfer limits, if any, and will have no effect on the Policy's death benefit, Face Amount, net amount at risk, rate class or Issue Age.

ADDITIONAL BENEFITS. We offer several riders that provide additional insurance benefits under the Policy, such as the Supplemental Coverage Term Rider, which provides an additional death benefit payable on the death of the Insured(s). We generally deduct any monthly charges for these riders as part of the monthly deduction. Your registered representative can help you determine whether any of these riders are suitable for you. These riders may not be available in all states.

PERSONALIZED ILLUSTRATIONS. You will receive personalized illustrations in connection with the purchase of this Policy that reflect your own particular circumstances. These hypothetical illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of lapse, and the charges and deductions under the Policy. They will also help you to compare this Policy to other life insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value.

RISKS OF THE POLICY

INVESTMENT RISK. If you invest your Policy's Cash Value in one or more Investment Funds, then you will be subject to the risk that investment performance will be unfavorable and that your Cash Value will decrease. In addition, we deduct Policy fees and charges from your Policy's Cash Value, which can significantly reduce your Policy's Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Policy's Cash Value. It is possible to lose your full investment and your Policy could lapse without value unless you pay additional premium. If you allocate Cash Value to the General Account, then we credit such Cash Value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 4%.

SURRENDER AND WITHDRAWAL RISKS. The Policy is designed to provide lifetime insurance protection. The Policy is not offered primarily as an investment and should not be used as a short-term savings vehicle. If you surrender the Policy or let it lapse (terminate without value) within the first 10 Policy years (and, for the Single Life Policy, within the first 10 Policy years following an increase in Face Amount), you will be subject to a surrender charge. You will also be subject to income tax on any gain that is distributed or deemed to be distributed from the Policy.

You will also be subject to a surrender charge if you make a Pro-Rata Surrender, or a partial withdrawal or change in death benefit option resulting in a Face Amount reduction, within the first 10 Policy years (or, for the Single Life Policy, within the first 10 Policy years following an increase in Face Amount).

You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy's Cash Value in the near future. Even if you do not ask to surrender your Policy, surrender charges may play a role in determining whether your Policy will lapse, because surrender charges determine the Cash Surrender Value, which is a measure we use to determine whether your Policy will enter the grace period (and possibly lapse).

RISK OF LAPSE. Your Policy may lapse if you have not paid a sufficient amount of premiums or if the investment performance of the Investment Funds is poor. If your Cash Surrender Value is insufficient to pay the monthly deduction, your Policy may enter a 62-day grace period. We will notify you that the Policy will lapse unless you make a sufficient payment of additional premium during the grace period. Regardless of your Cash Surrender Value, however, your Policy generally will not lapse: (1) during the first five Policy years, if you pay certain required premium amounts; or (2) if you are protected by the Secondary Guarantee Rider. If your Policy does lapse, your insurance coverage will terminate, although you will be given an opportunity to reinstate it. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.

TAX RISKS. We anticipate that the Policy should be deemed to be a life insurance contract under Federal tax law, although there is some uncertainty regarding the Federal tax treatment of joint and last survivor policies. In addition, if a term rider is added to your Policy, or if your Policy is issued on a substandard basis, there is some risk that the Policy will not be treated as a life insurance contract under Federal tax law. If your Policy is not treated as a life insurance contract under Federal tax law, increases in the Policy's cash value will be taxed currently. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in receipt of any portion of your Policy's Cash Value until there is an actual distribution from the Policy. Moreover, death benefits payable under the Policy should be excludable from the gross income of the beneficiary. Although the beneficiary should generally not have to pay Federal income tax on the death benefit, other taxes, such as estate taxes, may apply.

Even if your Policy is treated as a life insurance contract for Federal tax purposes, it may become a modified endowment contract, or MEC, due to the payment of excess premiums or unnecessary premiums, due to a material change or due to a reduction in your death benefit. If your policy becomes a MEC, surrenders, partial withdrawals, Pro-Rata Surrenders and loans will be treated as a distribution of the earnings in the Policy and will be taxable as ordinary income to the extent thereof. In addition, if the Policy Owner is under age
59 1/2 at the time of the surrender, partial withdrawal, Pro-Rata Surrender or loan, the amount that is included in income will generally be subject to a 10% penalty tax.

If the Policy is not a MEC, distributions will generally be treated first as a return of basis, or investment in the contract, and then as taxable income. Moreover, loans will generally not be treated as distributions, although the tax consequences of loans outstanding after the tenth Policy year are uncertain. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

See "Federal Tax Status." YOU SHOULD CONSULT A QUALIFIED TAX ADVISER FOR ASSISTANCE IN ALL POLICY-RELATED TAX MATTERS.

LOAN RISKS. A Policy loan, whether or not repaid, will affect the Cash Value of your Policy over time because we subtract the amount of the loan from the Investment Funds and/or the General Account as collateral, and hold it in our Loan Subaccount. This loan collateral does not participate in the investment experience of the Investment Funds or receive any higher current interest rate credited to the General Account.

We also reduce the amount we pay on the Insured's (or Last Insured's, with respect to the Joint and Last Survivor Policy) death by the amount of any Indebtedness. Your Policy may lapse if your Indebtedness reduces the Cash Surrender Value to zero.

If you surrender your Policy or your Policy lapses while there is an outstanding loan, there will generally be Federal income tax payable on the amount by which loans, partial withdrawals and Pro-Rata Surrenders you have made exceed the premiums you have paid. Since loans, partial withdrawals and Pro-Rata Surrenders reduce your Policy's Cash Value, any remaining Cash Value may be insufficient to pay the income tax due.

LIMITATIONS ON ACCESS TO CASH VALUE. We limit partial withdrawals from Cash Surrender Value to 12 per Policy year and may impose a $25 fee for partial withdrawals in excess of 12 in a Policy year. The maximum amount you may withdraw from an Investment Fund each Policy year is the Policy's Cash Value in that Fund, net of applicable surrender charges and fees. The minimum amount, net of applicable surrender charges and fees, is the lesser of $500 or the Policy's Cash Value in the Investment Fund or the General Account. We reserve the right to limit the number and minimum amount of partial withdrawals in a Policy year.


LIMITATIONS ON TRANSFERS. We limit the number of transfers among the Investment Funds and to and from the General Account to 12 per Policy year and may impose a $25 fee for transfers in excess of 12 in a Policy year. The minimum amount that can be transferred is the lesser of $500 or the total Cash Value in an Investment Fund or the General Account. Transfers FROM the General Account are subject to additional limitations: the maximum amount you can transfer from the General Account in any Policy year is equal to the greater of 25% of the Policy's Cash Surrender Value in the General Account at the beginning of the year, or the previous Policy year's General Account maximum withdrawal amount, not to exceed the total Cash Surrender Value of the Policy. We are not currently enforcing these additional limitations, but reserve the right to do so. We also reserve the right to restrict the number and amount of transfers you may make in a Policy year. We or an Investment Fund may also impose certain restrictions on market timing activities. See "Transfers" and each Fund's prospectus for more details.


TAX LAW CHANGES. Tax laws, regulations and interpretations have often been changed in the past and such changes continue to be proposed. To the extent that you purchase a Policy based on expected tax benefits, relative to other financial or investment products or strategies, there is no certainty that such advantages will always continue to exist.

RISKS OF THE INVESTMENT FUNDS

A comprehensive discussion of the risks associated with each of the Investment Funds can be found in the prospectuses for the Investment Funds. THERE IS NO ASSURANCE THAT ANY OF THE INVESTMENT FUNDS WILL ACHIEVE ITS STATED INVESTMENT OBJECTIVE.

FEE TABLES

The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that a Policy Owner will pay at the time he or she buys the Policy, surrenders the Policy or makes transfers among the Investment Funds and the General Account.

If the amount of a charge varies depending on the Policy Owner's or the insured's individual characteristics (such as age, gender or rate class), the tables below show the minimum and maximum charges we assess under the Policy across the range of all possible individual characteristics, as well as the charges for a specified typical Policy Owner or insured. THESE CHARGES MAY NOT BE REPRESENTATIVE OF THE CHARGES YOU WILL ACTUALLY PAY UNDER THE POLICY. Your Policy's specifications page will indicate these charges as applicable to your Policy, and more detailed information concerning your charges is available on request from our Service Office. Also, in connection with your purchase of the Policy, we will provide you personalized illustrations of your future benefits under the Policy based on the Insured's age and rate class, the death benefit option, Face Amount, planned periodic premiums and riders requested.

TRANSACTION FEES

Charge                     When Charge is Deducted       Current Amount Deducted        Maximum Amount Deductible
-----------------------------------------------------------------------------------------------------------------------
Sales Charge Imposed on    On payment of premium         5% in Policy years 1-10        In Policy year 1, 15% on up
Premiums/1/                                              2% in Policy years 11+         to one Target Premium, 5% in
                                                                                        excess of one Target Premium/2/
                                                                                        5% in Policy years 2-10
                                                                                        2% in Policy years 11+
-----------------------------------------------------------------------------------------------------------------------

Premium Tax Imposed on     On payment of premium         2% in all Policy years         2% in all Policy years
Premiums/3/
-----------------------------------------------------------------------------------------------------------------------

Federal Tax Imposed on     On payment of premium         1.3% in all Policy years       1.3% in all Policy years
Premiums
-----------------------------------------------------------------------------------------------------------------------

Surrender Charge           On surrender, lapse, or Face  45% of one Target              45% of one Target Premium
                           Amount reduction in the       Premium in Policy years 1-5    in Policy years 1-5 (less in
                           first 10 Policy years (and,   (less in other Policy years -- other Policy years -- see
                           with respect to a Face        see footnote)/4/               footnote)/4/
                           Amount increase under the
                           Single Life Policy, in the
                           first 10 Policy years after
                           the increase)
-----------------------------------------------------------------------------------------------------------------------

Transaction Charge for     On transfer of cash value     Not currently charged          $25 for each transfer in excess
Transfers                  among Investment Funds                                       of 12 per Policy year
                           and to and from the General
                           Account
-----------------------------------------------------------------------------------------------------------------------

Transaction Charge for     On partial withdrawal of      Not currently charged          $25 for each partial
Partial Withdrawal         cash value                                                   withdrawal in excess of 12 per
                                                                                        Policy year
-----------------------------------------------------------------------------------------------------------------------

Projection of Benefits and Upon provision of each        $25 per illustration           $25 per illustration
Values Charge              illustration in excess of one
                           per year

/1/ Current and maximum Sales Charges may vary from the amounts shown in this table in certain states.
/2/ Target Premiums vary based on the Insured's age (the Insureds' joint age with respect to the Joint and Last Survivor Policy), sex (except in unisex policies) and risk class.
/3/ The amount deducted may be higher than the actual state and/or local premium taxes imposed with respect to your Policy.
/4/ Target Premiums vary based on the Insured's age (the Insureds' joint age with respect to the Joint and Last Survivor Policy), sex (except in unisex policies) and risk class. After the fifth Policy year (and, with respect to a Face Amount increase under the Single Life Policy, the fifth Policy year following a Face Amount increase), the Surrender Charge declines on a monthly basis over the remaining five years of the Surrender Charge period until it reaches $0 in the last month of the tenth Policy year (and, with respect to a Face Amount increase under the Single Life Policy, the tenth Policy year following the Face Amount increase). A pro rata portion of the Surrender Charge applies to a Pro-Rata Surrender, a requested Face Amount reduction, as well as to a Face Amount reduction resulting from a partial withdrawal or a change in death benefit option.

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Investment Fund fees and expenses.

PERIODIC CHARGES OTHER THAN INVESTMENT FUND OPERATING EXPENSES

---------------------------------------------------------------------------------------------------------------
Charge                          When Charge is Deducted Current Amount Deducted    Maximum Amount Deductible
---------------------------------------------------------------------------------------------------------------
Cost of Insurance:/1/

SINGLE LIFE POLICY

  MINIMUM AND                           Monthly         $.01 to $83.33 per $1,000  $.06 to $83.33 per $1,000 of
  MAXIMUM CHARGE                                        of net amount at risk/2/   net amount at risk/2/

  CHARGE IN THE FIRST POLICY            Monthly         $.14 per $1,000 of net     $.41 per $1,000 of net
  YEAR FOR A MALE INSURED,                              amount at risk             amount at risk
  ISSUE AGE 50, IN THE
  PREFERRED NONSMOKER RATE
  CLASS WITH A BASE POLICY
  FACE AMOUNT OF $900,000

JOINT AND LAST
SURVIVOR POLICY

  MINIMUM AND                           Monthly         $.00 to $83.33 per $1,000  $.00 to $83.33 per $1,000 of
  MAXIMUM CHARGE                                        of net amount at risk      net amount at risk

  CHARGE IN THE FIRST POLICY            Monthly         $.01 per $1,000 of net     $.06 per $1,000 of net
  YEAR FOR A MALE AND A                                 amount at risk             amount at risk
  FEMALE INSURED, JOINT ISSUE
  AGE 70, IN THE PREFERRED
  NONSMOKER RATE CLASS WITH
  A BASE POLICY FACE AMOUNT
  OF $450,000
---------------------------------------------------------------------------------------------------------------

Policy Charge                           Monthly         $25 per month in Policy    $25 per month in Policy
                                                        year 1                     year 1
                                                        $6 per month in Policy     $6 per month in Policy
                                                        years 2+                   years 2+
---------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk              Daily           .55% in Policy years 1-10  .55% in Policy years 1-10
Charge (annual rate                                     .25% in Policy years 11-20 .45% in Policy years 11-20
imposed on Cash Value in                                .05% in Policy years 21+   .35% in Policy years 21+
the Separate Account)
---------------------------------------------------------------------------------------------------------------

/1/ This charge varies based on individual characteristics, including age(s) of the Insured(s), risk class and (except for unisex policies) sex of the Insured(s). The charge shown in the table may not be representative of the charge that a particular Policy Owner would pay. You may obtain more information about the charge for a particular Insured(s) by contacting your registered representative.
/2/ The net amount at risk is the difference between the death benefit (generally discounted at the monthly equivalent of 4% per year) and the Policy's Cash Value.

-----------------------------------------------------------------------------------------------------------------------
Charge                          When Charge is Deducted       Current Amount Deducted     Maximum Amount Deductible
-----------------------------------------------------------------------------------------------------------------------
Selection and Issue
  Expense Charge/1/

SINGLE LIFE POLICY

  MINIMUM AND                   Monthly during the            $.03 to $.42 per $1,000 of  $.04 to $.65 per $1,000 of
  MAXIMUM CHARGE                first 10 Policy years (and,   base Policy face amount     base Policy and Supplemental
                                with respect to a face                                    Coverage Term Rider face
                                amount increase, during the                               amount
                                first 10 Policy years after
                                the increase)

  CHARGE FOR A MALE             Monthly during the first 10   $.12 per $1,000 of base     $.18 per $1,000 of base
  INSURED, ISSUE AGE 50, IN     Policy years (and with        Policy face amount          Policy and Supplemental
  THE PREFERRED NONSMOKER       respect to a face amount                                  Coverage Term Rider face
  RATE CLASS WITH A FACE        increase, during the first 10                             amount
  AMOUNT OF $900,000            Policy years after the
                                increase)
JOINT AND LAST
SURVIVOR POLICY

  MINIMUM AND                   Monthly during the first 10   $.06 to $1.01 per $1,000 of $.06 to $1.01 per $1,000 of
  MAXIMUM CHARGE                Policy years                  base Policy face amount     base Policy face amount
  FOR THE BASE POLICY

  CHARGE FOR A MALE AND A       Monthly during the first 10   $.42 per $1,000 of base     $.42 per $1,000 of base
  FEMALE INSURED, JOINT ISSUE   Policy years                  Policy face amount          Policy face amount
  AGE 70, IN THE PREFERRED
  NONSMOKER RATE CLASS WITH
  A BASE POLICY FACE AMOUNT
  OF $450,000

  MINIMUM AND                   Monthly during the first 10   $.03 to $.28 per $1,000 of  $.03 to $.28 per $1,000 of
  MAXIMUM CHARGE FOR            Policy years                  rider face amount           rider face amount
  THE SUPPLEMENTAL
  COVERAGE TERM RIDER

  CHARGE FOR A MALE AND A       Monthly during the first 10   $.06 per $1,000 of rider    $.06 per $1,000 of rider face
  FEMALE INSURED, JOINT ISSUE   Policy years                  face amount                 amount
  AGE 70, IN THE PREFERRED
  NONSMOKER RATE CLASS WITH
  A RIDER FACE AMOUNT OF
  $450,000
-----------------------------------------------------------------------------------------------------------------------

Net Loan Interest Charge        Yearly                        .50% of loan collateral/2/  .50% of loan collateral/2/
-----------------------------------------------------------------------------------------------------------------------

/1/ This charge varies based on individual characteristics, including age(s) of the Insured(s), risk class and (except for unisex policies) sex of the Insured(s). The charge shown in the table may not be representative of the charge that a particular Policy Owner would pay. You may obtain more information about the charge for a particular Insured(s) by contacting your registered representative. For Policies issued before July 20, 2005, the current amount deducted ranges from $.04 to $.65 per $1,000 of base Policy face amount.

/2/ The maximum interest charge on Policy loans is 4.50% in Policy years 1-10, 4.25% in Policy years 11-20 and 4.15% in Policy year 21 and thereafter. The current interest charge is 4.50% in Policy years 1-10, 4.25% in Policy years 11-20 and 4.00% in Policy year 21 and thereafter. The Cash Value amount we transfer to the Loan Account as security for the loan will accrue interest daily at an annual earnings rate of 4%.

 Charges for Riders:

---------------------------------------------------------------------------------------------------------------------
Charge                         When Charge is Deducted       Current Amount Deducted     Maximum Amount Deductible
---------------------------------------------------------------------------------------------------------------------
Supplemental Coverage
Term Rider/1/

SINGLE LIFE POLICY

  MINIMUM AND                  Monthly                       $.01 to $83.33 per $1,000   $.06 to $83.33 per $1,000 of
  MAXIMUM COST OF                                            of net amount at risk       net amount at risk
  INSURANCE CHARGE

  CHARGE IN THE FIRST          Monthly                       $.08 per $1,000 of net      $.19 per $1,000 of net
  POLICY YEAR FOR A MALE                                     amount at risk              amount at risk
  INSURED, ISSUE AGE 40, IN
  THE PREFERRED NONSMOKER
  RATE CLASS WITH A RIDER
  FACE AMOUNT OF $750,000

  SELECTION AND ISSUE          Monthly                       Not currently charged       Same as base Policy--see
  EXPENSE CHARGE                                                                         preceding table

JOINT AND LAST SURVIVOR
POLICY

  MINIMUM AND                  Monthly                       $.00 to $83.33 per $1,000   $.00 to $83.33 per $1,000 of
  MAXIMUM COST OF                                            of net amount at risk       net amount at risk
  INSURANCE CHARGE

  CHARGE IN THE FIRST          Monthly                       $.01 per $1,000 of net      $.06 per $1,000 of net
  POLICY YEAR FOR A MALE                                     amount at risk              amount at risk
  AND A FEMALE INSURED,
  JOINT ISSUE AGE 70, IN THE
  PREFERRED NONSMOKER RATE
  CLASS WITH A RIDER FACE
  AMOUNT OF $450,000

  SELECTION AND ISSUE          Monthly                       Same as base Policy--see    Same as base Policy--see
  EXPENSE CHARGE                                             preceding table             preceding table
---------------------------------------------------------------------------------------------------------------------

Lifetime Coverage Rider        Monthly, beginning at the     $.76 per $1,000             $.76 per $1,000
                               Insured's age 80 (the         of net amount at risk       of net amount at risk
                               younger Insured's age 80
                               with respect to the Joint and
                               Last Survivor Policy)
---------------------------------------------------------------------------------------------------------------------

Secondary Guarantee            Monthly                       $.02 per $1,000 of net      $.02 per $1,000 of net
Rider                                                        amount at risk              amount at risk
---------------------------------------------------------------------------------------------------------------------

Waiver of Specified
Premium Rider/1/

  MINIMUM AND                  Monthly                       $1.30 to $10.88 per $100 of $1.30 to $10.88 per $100 of
  MAXIMUM CHARGE                                             Specified Premium           Specified Premium

  CHARGE IN THE FIRST POLICY   Monthly                       $5.25 per $100 of Specified $5.25 per $100 of Specified
  YEAR FOR A MALE INSURED,                                   Premium                     Premium
  ISSUE AGE 50, IN THE
  PREFERRED NONSMOKER RATE
  CLASS

  CHARGE IN THE FIRST POLICY   Monthly                       N/A                         N/A
  YEAR FOR A MALE INSURED
  AND A FEMALE INSURED,
  JOINT ISSUE AGE 70, IN THE
  PREFERRED NONSMOKER RATE
  CLASS
---------------------------------------------------------------------------------------------------------------------

/1/ The charge for this rider varies based on individual characteristics, such as age(s) of the Insured(s), risk class and (except for unisex policies) sex of the Insured(s). The charge shown in the table may not be representative of the charge that a particular Policy Owner would pay. You may obtain more information about the rider charge for a particular Insured(s) by contacting your registered representative.

Additional Riders -- Single Life Policy

--------------------------------------------------------------------------------------------------------------
Charge                         When Charge is Deducted Current Amount Deducted     Maximum Amount Deductible
--------------------------------------------------------------------------------------------------------------

Waiver of Monthly
Deduction Rider/1/

  MINIMUM AND                          Monthly         $3.00 to $28.50 per $100 of $3.00 to $28.50 per $100 of
  MAXIMUM CHARGE                                       monthly deduction           monthly deduction

  CHARGE IN THE FIRST POLICY           Monthly         $14.50 per $100 of monthly  $14.50 per $100 of monthly
  YEAR FOR A MALE                                      deduction                   deduction
  INSURED, ISSUE AGE 50, IN
  THE PREFERRED NONSMOKER
  RATE CLASS
--------------------------------------------------------------------------------------------------------------

Additional Riders -- Joint and Last Survivor Policy

--------------------------------------------------------------------------------------------------------------
Charge                       When Charge is Deducted Current Amount Deducted     Maximum Amount Deductible
--------------------------------------------------------------------------------------------------------------
Estate Preservation Term
Rider/1/

  MINIMUM AND                        Monthly         $.02 to $1.23 per $1,000 of $.02 to $83.33 per $1,000 of
  MAXIMUM CHARGE                                     rider face amount           rider face amount

  CHARGE FOR A MALE AND              Monthly         $.05 per $1,000 of rider    $.06 per $1,000 of rider face
  A FEMALE INSURED, JOINT                            face amount                 amount
  ISSUE AGE 70, IN THE
  PREFERRED NONSMOKER RATE
  CLASS WITH A RIDER FACE
  AMOUNT OF $450,000
--------------------------------------------------------------------------------------------------------------

/1/ The charge for this rider varies based on individual characteristics, such as age(s) of the Insured(s), risk class and (except for unisex policies) sex of the Insured(s). The charge shown in the table may not be representative of the charge that a particular Policy Owner would pay. You may obtain more information about the rider charge for a particular Insured(s) by contacting your registered representative.

ANNUAL INVESTMENT FUND OPERATING EXPENSES


The next table describes the Investment Fund fees and expenses that a Policy Owner may pay periodically during the time that he or she owns the Policy. The table shows the minimum and maximum total operating expenses charged by the Investment Funds for the fiscal year ended December 31, 2005, before and after any contractual fee waivers and expense reimbursements. Expenses of the Investment Funds may be higher or lower in the future. More detail concerning each Investment Fund's fees and expenses is contained in the table that follows and in the prospectus for each Investment Fund.



                                                                     Minimum Maximum
------------------------------------------------------------------------------------
Total Annual Investment Fund Operating Expenses
  (expenses that are deducted from Investment Fund assets, including
  management fees and other expenses)...............................   .29%   8.27%
Net Total Annual Investment Fund Operating Expenses
  (net of any contractual fee waivers and expense reimbursements)*..   .28%   1.30%
------------------------------------------------------------------------------------


       * The range of Net Total Annual Investment Fund Operating Expenses takes into account contractual arrangements for certain Investment Funds that require the investment adviser to reimburse or waive Investment Fund operating expenses until April 30, 2007, as described in more detail below.

INVESTMENT FUND EXPENSES


Annual Investment Fund Operating Expenses for the period ended December 31, 2005 (anticipated Annual Investment Fund Operating Expenses for 2006 for the Loomis Sayles Global Markets Portfolio and the MFS Emerging Markets Equity Portfolio), as a percentage of average net assets, before and after any fee waivers and expense reimbursements, were as follows:



                                                                                                      Net Total
                                                                                                        Annual
                                                                                                       Expenses
                                                                               Fee                    Including
                                                                             Waivers                     Net
                                                                    Gross      and                     Expenses
                                            Manage-                 Total    Expense   Net Total      of Under-
                                             ment    Other   12b-1  Annual  Reimburse-   Annual         lying
                                             Fees   Expenses Fees  Expenses   ments    Expenses/1/   Portfolios/1/
------------------------------------------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
  (CLASS A SHARES)
 Goldman Sachs Mid-Cap Value Portfolio        .73%     .06%   .00%    .79%      .00%       .79%/2/
 Harris Oakmark International Portfolio       .82%     .13%   .00%    .95%      .00%       .95%/2/
 Janus Aggressive Growth Portfolio            .67%     .05%   .00%    .72%      .00%       .72%/2/
 Lazard Mid-Cap Portfolio                     .70%     .10%   .00%    .80%      .00%       .80%/2,3/
 Legg Mason Value Equity Portfolio            .70%    7.57%   .00%   8.27%     7.47%       .80%/2,5/
 Loomis Sayles Global Markets Portfolio       .70%     .20%   .00%    .90%      .00%       .90%/2/
 Lord Abbett Bond Debenture Portfolio         .51%     .05%   .00%    .56%      .00%       .56%
 Lord Abbett Growth and Income Portfolio      .50%     .04%   .00%    .54%      .00%       .54%/3/
 Met/AIM Small Cap Growth Portfolio           .90%     .10%   .00%   1.00%      .00%      1.00%/2,4/
 MFS Emerging Markets Equity Portfolio       1.05%     .25%   .00%   1.30%      .00%      1.30%/2/
 MFS Research International Portfolio         .74%     .22%   .00%    .96%      .00%       .96%/2,4/
 Neuberger Berman Real Estate Portfolio       .67%     .03%   .00%    .70%      .00%       .70%/2/
 Oppenheimer Capital Appreciation Portfolio   .59%     .10%   .00%    .69%      .00%       .69%/2,4/
 PIMCO Inflation Protected Bond Portfolio     .50%     .05%   .00%    .55%      .00%       .55%/2/
 PIMCO Total Return Portfolio                 .50%     .07%   .00%    .57%      .00%       .57%/4/
 RCM Global Technology Portfolio              .92%     .27%   .00%   1.19%      .00%      1.19%/2,4/
 T. Rowe Price Mid-Cap Growth Portfolio       .75%     .07%   .00%    .82%      .00%       .82%/2/
 Third Avenue Small Cap Value Portfolio       .75%     .06%   .00%    .81%      .00%       .81%/2/
 Turner Mid-Cap Growth Portfolio              .80%     .11%   .00%    .91%      .00%       .91%/2/
 Van Kampen Comstock Portfolio                .63%     .05%   .00%    .68%      .00%       .68%/2,5/
 MetLife Defensive Strategy Portfolio         .10%     .05%   .00%    .15%      .05%       .10%/2,5/     .74%/6/
 MetLife Moderate Strategy Portfolio          .09%     .01%   .00%    .10%      .00%       .10%/2,5/     .76%/6/
 MetLife Balanced Strategy Portfolio          .06%     .01%   .00%    .07%      .00%       .07%/2,5/     .77%/6/
 MetLife Growth Strategy Portfolio            .07%     .01%   .00%    .08%      .00%       .08%/2,5/     .82%/6/
 MetLife Aggressive Strategy Portfolio        .10%     .02%   .00%    .12%      .02%       .10%/2,5/     .87%/6/
------------------------------------------------------------------------------------------------------------------

METROPOLITAN SERIES FUND, INC.
  (CLASS A SHARES)
 BlackRock Money Market Portfolio             .35%     .07%   .00%    .42%      .01%       .41%/7/
 Davis Venture Value Portfolio                .72%     .04%   .00%    .76%      .00%       .76%
 Harris Oakmark Focused Value Portfolio       .73%     .04%   .00%    .77%      .00%       .77%
 Jennison Growth Portfolio                    .64%     .05%   .00%    .69%      .00%       .69%
 MetLife Stock Index Portfolio                .25%     .04%   .00%    .29%      .01%       .28%/7/
 Western Asset Management U.S. Government
   Portfolio                                  .54%     .07%   .00%    .61%      .00%       .61%
------------------------------------------------------------------------------------------------------------------

/1/ Net Total Annual Expenses do not reflect any expense reductions that certain Portfolios achieved as a result of directed brokerage arrangements.

/2/ Met Investors Advisory LLC ("Met Investors Advisory") and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that Net Total Annual Expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) will not exceed, at any time prior to April 30, 2007, the following percentages: .95% for the Goldman Sachs Mid-Cap Value Portfolio, 1.10% for the Harris Oakmark International Portfolio, .90% for the Janus Aggressive Growth Portfolio, .80% for the Lazard Mid-Cap Portfolio, .80% for the Legg Mason Value Equity Portfolio, .90% for the Loomis Sayles Global Markets Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.30% for the MFS Emerging Markets Equity Portfolio, 1.00% for the MFS Research International Portfolio, .90% for the Neuberger Berman Real Estate Portfolio, .75% for the Oppenheimer Capital Appreciation Portfolio, .65% for the PIMCO Inflation Protected Bond Portfolio, 1.10% for the RCM Global Technology Portfolio, .90% for the T. Rowe Price Mid-Cap Growth Portfolio, .95% for the Third Avenue Small Cap Value Portfolio, .95% for the Turner Mid-Cap Growth Portfolio, .80% for the Van Kampen Comstock Portfolio, .10% for the MetLife Defensive Strategy Portfolio, .10% for the MetLife Moderate Strategy Portfolio, .10% for the MetLife Balanced Strategy Portfolio, .10% for the MetLife Growth Strategy Portfolio and .10% for the MetLife Aggressive Strategy Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by Met Investors Advisory may, with the approval of the Trust's Board of Trustees, be repaid to Met Investors Advisory. Due to certain brokerage commission recaptures not shown in the table, actual Net Total Annual Expenses for the RCM Global Technology Portfolio were 1.10% for the year ended December 31, 2005.
/3/ Management Fees have been restated to reflect a new management fee schedule that became effective on December 19, 2005 for the Lazard Mid-Cap Portfolio and on January 1, 2006 for the Lord Abbett Growth and Income Portfolio.
/4/ Other Expenses reflect the repayment of fees previously waived and/or expenses previously paid by Met Investors Advisory under the terms of prior expense limitation agreements in the following amounts: .04% for the Met/AIM Small Cap Growth Portfolio, .05% for the MFS Research International Portfolio, .05% for the Oppenheimer Capital Appreciation Portfolio, .01% for the PIMCO Total Return Portfolio and .14% for the RCM Global Technology Portfolio.
/5/ Expenses of the Legg Mason Value Equity Portfolio are annualized based on the Portfolio's November 1, 2005 start date. Expenses of the MetLife Defensive Strategy Portfolio, the MetLife Moderate Strategy Portfolio, the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio, the MetLife Aggressive Strategy Portfolio and the Van Kampen Comstock Portfolio are annualized based on the Portfolios' May 1, 2005 start date.
/6/ This Portfolio is a "fund of funds" that invests substantially all of its assets in other Portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio also will bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The total expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2005, were: .64% for the MetLife Defensive Strategy Portfolio, .66% for the MetLife Moderate Strategy Portfolio, .70% for the MetLife Balanced Strategy Portfolio, .74% for the MetLife Growth Strategy Portfolio and .77% for the MetLife Aggressive Strategy Portfolio. The gross total annual operating expenses of the Portfolios, including the total operating expenses of the underlying portfolios before any applicable fee waivers and expense reimbursements as of December 31, 2005, are: .79% for the MetLife Defensive Strategy Portfolio, .76% for the MetLife Moderate Strategy Portfolio, .77% for the MetLife Balanced Strategy Portfolio, .83% for the MetLife Growth Strategy Portfolio and .90% for the MetLife Aggressive Strategy Portfolio. Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory. Management Fees for the MetLife Balanced Strategy Portfolio and the MetLife Growth Strategy Portfolio have been restated to reflect a new management fee schedule that became effective on May 1, 2005.
/7/ Our affiliate, MetLife Advisers, LLC ("MetLife Advisers"), and the Metropolitan Series Fund, Inc. have entered into an Expense Agreement under which MetLife Advisers will waive, for the period May 1, 2006 to April 30, 2007, the management fee payable by certain Portfolios in the following percentage amounts: .007% for the MetLife Stock Index Portfolio and .005% on the first $500 million of assets and .015% on the next $500 million of assets for the BlackRock Money Market Portfolio.

   For information concerning compensation paid for the sale of the Policies, see "Distribution."

THE VARIABLE LIFE INSURANCE POLICY


The Policy provides for life insurance coverage on the Insured(s). It has a Cash Value, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the Policy is a variable life insurance Policy, the value of your Policy will increase or decrease depending upon the investment experience of the Investment Funds you choose. The duration or amount of the death benefit may also vary based on the investment performance of the underlying Investment Funds. To the extent you select any of the Investment Funds, you bear the investment risk. If your Cash Value less any loans, loan interest accrued, unpaid selection and issue expense charge due for the remainder of the first Policy year, and surrender charges and any partial withdrawal fee is insufficient to pay the monthly deductions, the Policy may terminate.


WHO SHOULD PURCHASE THE POLICY?

The Policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investment in the Investment Funds. The Policy offers the following to individuals:

..  create or conserve one's estate;

..  supplement retirement income; and

..  access to funds through loans and surrenders.

REPLACING EXISTING INSURANCE

If you currently own a variable life insurance policy on the life of (one of) the Insured(s), you should consider whether the purchase of the Policy is appropriate.

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. The Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure any exchange will be tax-free. If you surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the surrender. Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

STATE VARIATIONS

Any state variations in the Policy are covered in a special policy form for use in that state. This prospectus provides a general description of the Policy. Your actual policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your policy and its endorsements and riders, if any, contact our Service Office.

PURCHASES

APPLICATION FOR A POLICY

In order to purchase a Policy, you must submit an application to us that requests information about (both of) the proposed Insured(s). In some cases, we will ask for additional information. We may request that the proposed Insured(s) provide us with medical records or a physician's statement, or submit to a complete paramedical examination.

PREMIUMS

Before coverage begins under a Policy, the application and the premium must be in good order as determined by our administrative rules. You may receive a copy of a Policy before that time for examination but there will be no coverage. The minimum initial premium we accept is computed for you based on the Face Amount you request. Insurance coverage begins under a Policy as of the Issue Date. Policy Anniversaries, Policy years and Policy months are measured from the Issue Date.

The Policy is designed for the payment of subsequent premiums after payment of the initial premium. You can establish planned annual premiums. Each premium after the initial premium must be at least $10. All premiums must be paid at our Service Office. The Policy is not designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.

If you establish a schedule of planned premiums, we will send you billing notices for these premium payments. A failure to pay such a premium payment will not itself cause the Policy to lapse. However, at the end of the first Policy year, your total premium payments must be greater than or equal to the minimum initial annual premium amount as shown on the specifications page of your Policy.

UNSCHEDULED PREMIUMS

You can make additional unscheduled premium payments at any time while the Policy is in force. However, in order to preserve the favorable tax status of the Policy, we may limit the amount of the premiums and may return any premiums that exceed the limits stated under the Internal Revenue Code.

If MetLife Investors receives a premium payment which would cause the death benefit to increase by an amount that exceeds the Net Premium portion of the payment, then MetLife Investors reserves the right to:

(1) refuse that premium payment, or

(2) require additional evidence of insurability before it accepts the premium.

Premiums can not be paid after the Insured attains age 100 with respect to the Single Life Policy, or after the younger Insured attains age 100 with respect to the Joint and Last Survivor Policy.

COMMUNICATIONS AND PAYMENTS

We will treat your request for a Policy transaction, or your submission of a payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Service Office before the close of regular trading on the New York Stock Exchange on that day (usually 4:00 p.m. Eastern Time). If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request by the close of regular trading on the New York Stock Exchange -- even if due to our delay (such as a delay in answering your telephone call).

LAPSE AND GRACE PERIOD

During the first 5 Policy years, your Policy will not lapse even if the Cash Surrender Value of your Policy is insufficient to pay for the monthly deductions when:

.. the sum of all premiums paid on the Policy (reduced by any partial withdrawals and any outstanding loan balance) is at least equal to the sum of the No Lapse Monthly Premiums for the elapsed months since the Issue Date.

The No Lapse Monthly Premium is one twelfth of the No Lapse Annual Premium, which can be found on the specifications page of your Policy. The No Lapse Monthly Premium may be modified if you change your Face Amount, make a change in the premium class of the Insured(s) within 5 years of the Issue Date, or if there is an addition or deletion of a rider.

After the first 5 Policy years, lapse will occur if:

..  the Cash Surrender Value is not sufficient to cover the monthly deduction;
   and

..  a grace period expires without a sufficient premium payment.

When a Policy is about to terminate, the Policy provides a grace period in order for you to make a premium payment or a loan repayment to keep your Policy in force. The grace period, which is 62 days, begins on the Monthly Anniversary on which the Cash Surrender Value is insufficient to meet the next monthly deduction. We will notify you and any assignee of record of the amount of additional premium that must be paid to keep the Policy from terminating. If we do not receive the required amount within the grace period, the Policy will lapse and terminate without Cash Value. If your Policy was issued in Florida, the Grace Period provisions may be different. Please refer to your Policy.

Even if you pay the No Lapse Premium throughout the No Lapse Period, the Cash Surrender Value at the end of the No Lapse Period may be insufficient to keep the Policy in force unless an additional premium payment is made at that time. The additional premium required may be significantly higher than the No Lapse Premium. If you pay only the No Lapse Premium, you may be foregoing the advantage of potentially building up a significant Cash Value.

If the Insured with respect to the Single Life Policy (or Last Insured with respect to the Joint and Last Survivor Policy) dies during the grace period, any overdue monthly deductions will be deducted from the death benefit otherwise payable.

REINSTATEMENT

If your Policy terminated at the end of a grace period, you can request that we reinstate it (restore your insurance coverage) anytime within 5 years after its termination. To reinstate your Policy you must:

..  submit a written request for reinstatement;

.. submit proof satisfactory to us that the Insured is still insurable with respect to the Single Life Policy (or that both of the Insureds are still insurable with respect to the Joint and Last Survivor Policy) at the risk class that applies for the latest Face Amount portion then in effect (with respect to the Joint and Last Survivor Policy, if only one Insured is alive on the date the Policy lapsed, you need only submit proof for the living Insured);

.. pay a Net Premium large enough to cover the monthly deductions that were due at the time of lapse and 2 times the monthly deduction due at the time of reinstatement; and

.. pay an amount large enough to cover any loan interest due and unpaid at the time of lapse.

The reinstatement date is the date we approve the application for reinstatement. The Cash Value of your Policy on the reinstatement date is equal to:

..  the amount of any Policy loan reinstated;

.. increased by the Net Premiums paid at reinstatement, any Policy loan paid at the time of reinstatement, and the amount of any surrender charge paid at the time of lapse;

.. decreased by any monthly deductions and loan interest due and unpaid at the time of lapse.

Upon reinstatement:

..  The Surrender Charge at the time of reinstatement will be the Surrender
   Charge in effect at the time of lapse. If only a portion of the coverage is reinstated then only the applicable portion of the Surrender Charge will be reinstated, and the Cash Value following reinstatement will be increased by the applicable portion of the Surrender Charge imposed at the time of lapse.

.. Following reinstatement, the No Lapse Period provision will again be applicable for any remaining portion of the No Lapse Period if sufficient premium is paid so that, as of the effective date of reinstatement, the sum of all premiums paid (reduced by any partial withdrawals and any outstanding loans), is greater than the No Lapse Monthly Premiums multiplied by the number of elapsed months since the Issue Date.

The Policy may not be reinstated if it has been surrendered or if the Insured, with respect to the Single Life Policy, or an Insured who was living at the time of lapse with respect to the Joint and Last Survivor Policy, dies before the reinstatement date. If a Policy is to be reinstated, it must be done prior to the Insured's (with respect to the Single Life Policy), or the younger Insured's (with respect to the Joint and Last Survivor Policy), Attained Age
100. There will be a full monthly deduction for the Policy month which includes the reinstatement date.

ALLOCATION OF PREMIUM

When we receive a premium from you, we deduct:

..  a Tax Charge for premium taxes and Federal taxes; and

..  a Sales Charge.

The premium less these charges is referred to as the Net Premium. Your Net Premium is allocated to the General Account or one or more of the Investment Funds, as selected by you.

When we issue you a Policy, we automatically allocate your initial Net Premium (and any other Net Premium received during the free look period) to the BlackRock Money Market Portfolio. Once the free look period expires, the Cash Value of your Policy is allocated to the General Account and/or the Investment Funds in accordance with your selections requested in the application. For any chosen allocation, the percentages must be in whole numbers and currently, our practice is to require that a minimum percentage of 1% of Net Premium be allocated. This allocation is not subject to the transfer fee provision.

CASH VALUE OF YOUR POLICY

The Cash Value equals the sum of the amounts in the General Account, the Investment Funds you have selected, and the Loan Account.

Please see your Policy for information regarding the method we use to determine the Cash Value of premium allocated to the General Account.

METHOD OF DETERMINING CASH VALUE OF AN INVESTMENT FUND

The value of your Policy will go up or down depending upon the investment performance of the Investment Fund(s) you choose and the charges and deductions made against your Policy.

The Cash Value of the Investment Funds is determined for each Valuation Period. When we apply your initial premium to an Investment Fund on the Investment Start Date, the Cash Value equals the Net Premium allocated to the Investment Fund, minus the monthly deduction(s) due from the Issue Date through the Investment Start Date. Thereafter, on each Valuation Date, the Cash Value in an Investment Fund will equal:

(1) The Cash Value in the Investment Fund on the preceding Valuation Date, multiplied by the Investment Fund's Net Investment Factor (defined below) for the current Valuation Period; plus

(2) Any Net Premium payments received during the current Valuation Period which are allocated to the Investment Fund; plus

(3) Any loan repayments allocated to the Investment Fund during the current Valuation Period; plus

(4) Any amounts transferred to the Investment Fund from the General Account or from another Investment Fund during the current Valuation Period; plus

(5) That portion of the interest credited on outstanding loans which is allocated to the Investment Fund during the current Valuation Period; minus

(6) Any amounts transferred plus any transfer charges from the Investment Fund to the General Account, Loan Account, or to another Investment Fund during the current Valuation Period (including any transfer charges); minus

(7) Any partial withdrawals from the Investment Fund during the current Valuation Period; minus

(8) Any withdrawal due to a pro-rata surrender from the Investment Fund during the current Valuation Period; minus

(9) Any withdrawal transaction charge or surrender charges incurred during the current Valuation Period attributed to the Investment Fund in connection with a partial withdrawal or pro-rata surrender; minus

(10)If a Monthly Anniversary occurs during the current Valuation Period, the portion of the monthly deduction allocated to the Investment Fund during the current Valuation Period to cover the Policy month which starts during that Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor measures the investment performance of an Investment Fund during a Valuation Period. The Net Investment Factor for each Investment Fund for a Valuation Period is calculated as follows:

(1) The value of the assets at the end of the preceding Valuation Period; plus

(2) The investment income and capital gains, realized or unrealized, credited to the assets in the Valuation Period for which the Net Investment Factor is being determined; minus

(3) The capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(4) Any amount charged against each Investment Fund for taxes, including any tax or other economic burden resulting from the application of the tax laws determined by us to be properly attributable to the Investment Funds, or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of each Investment Fund; minus

(5) The mortality and expense risk charge equal to a percentage of the average net assets for each day in the Valuation Period (see "Charges"); divided by

(6) The value of the assets at the end of the preceding Valuation Period.

OUR RIGHT TO REJECT OR RETURN A PREMIUM PAYMENT

In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a Policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the Policy to return any premiums paid which we have determined will cause the Policy to fail as life insurance. We also have the right to make changes in the Policy or to make a distribution to the extent we determine this is necessary to continue to qualify the Policy as life insurance. Such distributions may have current income tax consequences to you.

If subsequent premiums will cause your Policy to become a Modified Endowment Contract (MEC) we will contact you prior to applying the premium to your Policy. If you elect to have the premium applied, we require that you acknowledge in writing that you understand the tax consequences of a MEC before we will apply the premiums. (See "Federal Tax Status" for further discussion of the Policy's qualification as a life insurance contract under the Code and the consequences of being a MEC.) If mandated under other applicable federal or state law, we also may be required to return a premium payment.

THE SEPARATE ACCOUNT AND THE INVESTMENT FUNDS

METLIFE INVESTORS AND THE SEPARATE ACCOUNT


MetLife Investors Insurance Company (MetLife Investors or the Company), is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company whose principal office is located at 200 Park Avenue, New York, New York 10166. We are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. We established MetLife Investors Variable Life Account One (the Separate Account) to hold certain assets that underlie the Policies. The assets of the Separate Account are held in our name on behalf of the Separate Account and are not chargeable with liabilities arising out of any other business we may conduct. All income, gains, and losses (realized or unrealized) resulting from those assets are credited to or against the Separate Account without regard to our other income, gains and losses. We are obligated to pay all benefits under the Policies.

There are currently 31 Investment Funds available in connection with the Policy we are offering here. The Investment Funds are offered through two open-end, diversified management investment companies: (1) Met Investors Series Trust and
(2) Metropolitan Series Fund, Inc.

PURCHASERS SHOULD READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING. COPIES OF THE PROSPECTUSES FOR THE INVESTMENT FUNDS WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR POLICY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, SERVICE OFFICE, P.O. BOX 355, WARWICK, RI 02887-0355, (877) 357-4419. CERTAIN
PORTFOLIOS CONTAINED IN THE INVESTMENT FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR POLICY.

The investment objectives and policies of certain of the Investment Funds are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers or sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Funds may be higher or lower than the results of such other mutual funds. The investment advisers or sub-advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Funds have the same investment advisers or sub-advisers.

An Investment Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. An Investment Fund may not experience similar performance as its assets grow.

Met Investors Advisory LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the Metropolitan Series Fund, Inc. Met Investors Advisory and MetLife Advisers have each engaged sub-advisers to provide investment advice and make day-to-day investment decisions for the individual portfolios. The sub-adviser and investment objective of each of the Investment Funds available under the Policy are as follows:

MET INVESTORS SERIES TRUST                   ADVISER: MET INVESTORS ADVISORY LLC


Investment Fund                            Sub-Adviser             Investment Objective
----------------------------------------------------------------------------------------------------------------

Goldman Sachs Mid-Cap Value Portfolio      Goldman Sachs Asset     Long-term capital appreciation.
                                           Management, L.P.

Harris Oakmark International Portfolio     Harris Associates L.P.  Long-term capital appreciation.

Janus Aggressive Growth Portfolio          Janus Capital           Long-term growth of capital.
                                           Management LLC

Lazard Mid-Cap Portfolio (formerly Met/AIM Lazard Asset            Long-term capital appreciation.
Mid Cap Core Equity Portfolio)             Management LLC/1/

Legg Mason Value Equity Portfolio          Legg Mason Capital      Long-term growth of capital.
                                           Management, Inc.

Loomis Sayles Global Markets Portfolio     Loomis, Sayles &        High total investment return through a
                                           Company, L.P.           combination of capital appreciation and total
                                                                   return.

Lord Abbett Bond Debenture Portfolio       Lord, Abbett & Co. LLC  High current income and the opportunity for capital appreciation to produce a high total
                                                                   return.

Lord Abbett Growth and Income Portfolio    Lord, Abbett & Co. LLC  Growth of capital and current income without excessive fluctuation in market
                                                                   value.

Met/AIM Small Cap Growth Portfolio         A I M Capital           Long-term growth of capital.
                                           Management, Inc.

MFS Emerging Markets Equity Portfolio      Massachusetts Financial Capital appreciation.
                                           Services Company

MFS Research International Portfolio       Massachusetts Financial Capital appreciation.
                                           Services Company

MET INVESTORS SERIES TRUST                   ADVISER: MET INVESTORS ADVISORY LLC


Investment Fund                            Sub-Adviser              Investment Objective
------------------------------------------------------------------------------------------------------------------

Neuberger Berman Real Estate Portfolio     Neuberger Berman         Total return through investment in real estate
                                           Management Inc.          securities, emphasizing both capital
                                                                    appreciation and current income.

Oppenheimer Capital Appreciation Portfolio OppenheimerFunds, Inc.   Capital appreciation.

PIMCO Inflation Protected Bond Portfolio   Pacific Investment       Maximum real return, consistent with
                                           Management Company       preservation of capital and prudent
                                           LLC                      investment management.

PIMCO Total Return Portfolio               Pacific Investment       Maximum total return, consistent with the
                                           Management Company       preservation of capital and prudent
                                           LLC                      investment management.

RCM Global Technology Portfolio            RCM Capital              Capital appreciation; no consideration is
                                           Management LLC           given to income.

T. Rowe Price Mid-Cap Growth Portfolio     T. Rowe Price            Long-term growth of capital.
                                           Associates, Inc.

Third Avenue Small Cap Value Portfolio     Third Avenue             Long-term capital appreciation.
                                           Management LLC

Turner Mid-Cap Growth Portfolio            Turner Investment        Capital appreciation.
                                           Partners, Inc.

Van Kampen Comstock Portfolio              Morgan Stanley           Capital growth and income.
                                           Investment Management,
                                           Inc. dba Van Kampen
                                           Asset Management

MetLife Defensive Strategy Portfolio       N/A                      A high level of current income with growth
                                                                    of capital a secondary objective.

MetLife Moderate Strategy Portfolio        N/A                      High total return in the form of income and
                                                                    growth of capital, with a greater emphasis on
                                                                    income.

MetLife Balanced Strategy Portfolio        N/A                      A balance between a high level of current
                                                                    income and growth of capital with a greater
                                                                    emphasis on growth of capital.

MetLife Growth Strategy Portfolio          N/A                      Growth of capital.

MetLife Aggressive Strategy Portfolio      N/A                      Growth of capital.

BlackRock Money Market Portfolio/2/        BlackRock Advisors, Inc. High level of current income consistent with preservation of capital.

Davis Venture Value Portfolio              Davis Selected Advisers, Growth of capital.
                                           L.P./3/

Harris Oakmark Focused Value Portfolio     Harris Associates L.P.   Long-term capital appreciation.

Jennison Growth Portfolio                  Jennison Associates LLC  Long-term growth of capital.

MET INVESTORS SERIES TRUST                   ADVISER: MET INVESTORS ADVISORY LLC


Investment Fund                           Sub-Adviser           Investment Objective
----------------------------------------------------------------------------------------------------------

MetLife Stock Index Portfolio             Metropolitan Life     To equal the performance of the Standard &
                                          Insurance Company     Poor's 500 Composite Stock Price Index.

Western Asset Management U.S. Government  Western Asset         Maximize total return consistent with
Portfolio (formerly Salomon Brothers U.S. Management Company/4/ preservation of capital and maintenance of
Government Portfolio)                                           liquidity.
----------------------------------------------------------------------------------------------------------



/1/ Prior to December 19, 2005, AIM Capital Management, Inc. was the sub-adviser to this Portfolio.

/2/ An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the Portfolio. During extended periods of low interest rates, the yields of the Sub-Account investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.
/3/ Davis Selected Advisers, L.P. may also delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary.

/4/ Prior to May 1, 2006, Salomon Brothers Asset Management Inc was the sub-adviser to this Portfolio.


Shares of the Investment Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain Investment Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT FUNDS


We do not receive compensation from any of the advisers or sub-advisers of any of the Portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the Portfolios. However, we and/or certain of our affiliated insurance companies have membership interests in our affiliated investment advisers, MetLife Advisers and Met Investors Advisory, which are formed as limited liability companies. Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from an Investment Fund. We may benefit accordingly from assets allocated to the Investment Funds to the extent they result in profits to the advisers. (See "Fee Tables -- Annual Investment Fund Operating Expenses" for information on the management fees paid to the advisers and the Statement of Additional Information for the Investment Funds for information on the management fees paid by the adviser to sub-advisers.) Additionally, an investment adviser or sub-adviser of an Investment Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or other affiliate) with increased access to persons involved in the distribution of the Policies.


SELECTION OF THE INVESTMENT FUNDS


We select the Investment Funds offered through the Policy based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Fund's adviser or sub-adviser is one of our affiliates or whether the Investment Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Investment Fund, the Investment Fund's adviser, or its distributor. In some cases, we have included Investment Funds based on recommendations made by selling firms through which the Policy is sold. We review the Investment Funds periodically and may remove an Investment Fund or limit its availability to new premium payments and/or transfers of cash value if we determine that the Investment Fund no longer meets one or more of the selection criteria, and/or if the Investment Fund has not attracted significant allocations from Policy Owners. We do not provide investment advice and do not recommend or endorse any particular Investment Fund.

SUBSTITUTION AND LIMITATIONS ON FURTHER INVESTMENTS

We may, without your consent, add additional Investment Funds that may have different fees and expenses. You may be permitted to allocate additional premium payments and/or transfer Cash Value to the additional Investment Fund(s). However, the right to make any allocation or transfer will be limited by any terms and conditions in effect at the time of the allocation or transfer.


If investment in the Investment Funds or a particular Investment Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Investment Fund or Investment Funds without your consent. The substituted Investment Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Funds to allocations of premiums or Cash Value, or both, at any time in our sole discretion.


If automatic allocations (such as dollar cost averaging or portfolio rebalancing) are being made to an Investment Fund that is closed, and if you do not give us other instructions, then any amounts that would have gone into the closed Investment Fund will be allocated the BlackRock Money Market Portfolio.

In addition, we may decide to operate the Separate Account as a management company under the Investment Company Act of 1940, deregister the Separate Account under that Act in the event registration is no longer required, combine the Separate Account with other separate accounts, or transfer Separate Account assets to other separate accounts.

VOTING

In accordance with our view of present applicable law, we will vote the shares of the Investment Funds at special meetings of shareholders in accordance with instructions received from Owners having a voting interest. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. We will vote shares we own in the same proportion as we vote shares for which we have received instructions. The Funds do not hold regular meetings of shareholders.

If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

The voting interests of an Owner in the Investment Funds will be determined as follows: Owners may cast one vote for each $100 of Account Value of a Policy which is allocated to an Investment Fund on the record date. Fractional votes are counted.

The number of shares which a person has a right to vote will be determined as of the date to be chosen by us not more than sixty (60) days prior to the meeting of the Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

Each Owner having such a voting interest will receive periodic reports relating to the Investment Funds in which he or she has an interest, proxy material and a form with which to give such voting instructions.

TRANSFERS


At your request to our Service Office, we will transfer amounts in your Policy from any Investment Fund to another Investment Fund, or to and from the General Account (subject to restrictions). The minimum amount that can be transferred is the lesser of the minimum transfer amount (currently $500), or the total value in an Investment Fund or the General Account. You can make twelve transfers or partial withdrawals in a Policy year without charge. We may charge a transfer fee of $25 for additional transfers in a Policy year. Transfers resulting from Policy loans will not be counted for purposes of the limitations on the amount or frequency of transfers allowed in each Policy year.

The maximum amount you can transfer from the General Account in any Policy year is the greater of:

(a) 25% of a Policy's Cash Surrender Value in the General Account at the beginning of the Policy year, or

(b) the previous Policy year's General Account maximum withdrawal amount, not to exceed the total Cash Surrender Value of the Policy.


We are not currently imposing these restrictions, but we reserve the right to do so.


Frequent requests from Policy Owners to transfer cash value may dilute the value of an Investment Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Investment Fund and the reflection of that change in the Investment Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Investment Funds and may disrupt portfolio management strategy, requiring an Investment Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Investment Funds, which may in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (E.G., beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Funds (I.E., the Harris Oakmark International Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS Emerging Markets Equity Portfolio, MFS Research International Portfolio and Third Avenue Small Cap Value Portfolio) and we monitor transfer activity in those Investment Funds (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Investment Fund, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Cash Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Investment Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Investment Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Investment Funds, we rely on the underlying Investment Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we require all future transfer requests to or from any Monitored Portfolios or other identified Investment Funds under that Policy to be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. Transfers made under the dollar cost averaging or rebalancing program are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Funds that we believe are susceptible to arbitrage trading or the determination of transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Investment Funds and there are no arrangements in place to permit any Policy Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Investment Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Policy Owners and other persons with interests in the Policies should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Investment Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Investment Fund or its principal underwriter that will obligate us to provide to the Investment Fund promptly upon request certain information about the trading activity of individual Policy Owners, and (2) execute instructions from the Investment Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent trading policies established by the Investment Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that some Investment Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance policies and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Funds (and thus Policy Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Investment Funds.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Policy Owner). You should read the Investment Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging is a program which enables you to allocate specified dollar amounts from the BlackRock Money Market Portfolio to other Investment Funds on a monthly basis. By allocating amounts on a monthly basis, you may be less susceptible to the impact of market fluctuations.

Dollar cost averaging may be selected by completing the proper forms. The minimum transfer amount is $100. The minimum amount that can be allocated to an Investment Fund is 5% of the amount transferred. You can elect to participate in this program at any time by properly completing the dollar cost averaging election form.

Dollar cost averaging will terminate when any of the following occurs:

1) the value of the BlackRock Money Market Portfolio is completely depleted; or

2) you request termination in writing.

There is no current charge for dollar cost averaging but we reserve the right to charge for this program in the future. Transfers made under dollar cost averaging do not count against the total of 12 transfers allowed without charge in a Policy year. Dollar cost averaging cannot be used simultaneously with the portfolio rebalancing program.

PORTFOLIO REBALANCING

Over time, Cash Value in the General Account and the Investment Funds will accumulate at different rates as a result of different investment returns. You may direct us to automatically restore the balance of the Cash Value in the General Account and in the Investment Funds to the percentages determined in advance. There are two methods of rebalancing available -- periodic and variance.

PERIODIC REBALANCING. Under this option you elect a frequency (monthly, quarterly, semiannually or annually), measured from the Policy Anniversary. On each date elected, we will rebalance the Investment Funds and/or General Account to reallocate the Cash Value according to the investment percentages you elected.

VARIANCE REBALANCING. Under this option you elect a specific allocation percentage for the General Account and each Investment Fund. For each such account, the allocation percentage (if not zero) must be a whole percentage and must not be less than five percent. You also elect a maximum variance percentage (5%, 10%, 15%, or 20% only), and can exclude specific Investment Funds and/or the General Account from being rebalanced. On each Monthly Anniversary we will review the current balances to determine whether any Investment Fund balance is outside of the variance range (either above or below) as a percentage of the specified allocation percentage. If any Investment Fund is outside of the variance range, we will generate transfers to rebalance all of the specified Investment Funds and/or the General Account back to the predetermined percentages.

Transfers resulting from portfolio rebalancing will not be counted against the total number of transfers allowed in a Policy year before a charge is applied.

You may elect either method of portfolio rebalancing by specifying it on the Policy application, or may elect it later for an in force Policy, or may cancel it, by submitting a change form acceptable to us.

We reserve the right to suspend portfolio rebalancing at any time on any class of policies on a nondiscriminatory basis, or to charge an administrative fee for election changes in excess of a specified number in a Policy year in accordance with our administrative rules. Portfolio rebalancing cannot be used simultaneously with the dollar cost averaging program.

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios, each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory is the investment manager of the MetLife asset allocation portfolios.

MetLife Defensive Strategy Portfolio
MetLife Moderate Strategy Portfolio
MetLife Balanced Strategy Portfolio
MetLife Growth Strategy Portfolio
MetLife Aggressive Strategy Portfolio


Each Portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each Portfolio invests substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each Portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a Portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each Portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. Approximately every 90 days, the Portfolios will be rebalanced to their previously established target allocations. (See the Investment Fund prospectuses for a description of the target allocations.)


Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the Portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each Portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.

DEATH BENEFIT

The amount of the death benefit depends on:

..  the Face Amount of your Policy;

.. the death benefit option in effect at the time of the Insured's death with respect to the Single Life Policy (or, with respect to the Joint and Last Survivor Policy, the Last Insured's death); and

..  under some circumstances the Cash Value of your Policy.

The actual amount we will pay the Beneficiary will be reduced by any Indebtedness, cost of insurance and any other charges that may be due.


The minimum face amount of insurance that we offer is $250,000 with respect to the Single Life Policy or, with respect to the Joint and Last Survivor Policy, $100,000. (For Single Life Policies issued before July 20, 2005, the minimum face amount is $50,000.) The initial Face Amount and the death benefit option in effect on the Issue Date are shown on the specifications page of your Policy. There are three death benefit options available under your Policy.


OPTION A. The amount of the death benefit under Option A is the greater of:

..  the Face Amount; or

.. the Cash Value of your Policy on the date of the Insured's death with respect to the Single Life Policy (on the date of the Last Insured's death with respect to the Joint and Last Survivor Policy) multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Cash Value Table For Insureds Less than Age 100" with respect to the Single Life Policy and, with respect to the Joint and Last Survivor Policy, in the "Applicable Percentage of Cash Value Table For Younger Insureds Less than Age 100", shown below.

OPTION B. The amount of the death benefit under Option B is the greater of:

.. the Face Amount plus the Cash Value of your Policy on the date of the Insured's death with respect to the Single Life Policy (on the date of the Last Insured's death with respect to the Joint and Last Survivor Policy); or

.. the Cash Value of your Policy on the date of the Insured's death multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Cash Value Table For Insureds Less than Age 100", with respect to the Single Life Policy and, with respect to the Joint and Last Survivor Policy, in the "Applicable Percentage of Cash Value Table For Younger Insureds Less than Age 100", shown below.

                               Single Life Policy
                    -----------------------------------------
                    Applicable Percentage of Cash Value Table
                         For Insureds Less Than Age 100
                    -----------------------------------------
                                          Policy Cash Value
                    Insured Person's Age  Multiple Percentage
                    -----------------------------------------
                        40 or under              250%
                        45                       215%
                        50                       185%
                        55                       150%
                        60                       130%
                        65                       120%
                        70                       115%
                        75 to 90                 105%
                        95 to 99                 101%

                         Joint and Last Survivor Policy
                ------------------------------------------------
                   Applicable Percentage of Cash Value Table
                     For Younger Insureds Less Than Age 100
                ------------------------------------------------
                                             Policy Cash Value
                Younger Insured Person's Age Multiple Percentage
                ------------------------------------------------
                        40 or under                 250%
                        45                          215%
                        50                          185%
                        55                          150%
                        60                          130%
                        65                          120%
                        70                          115%
                        75 to 90                    105%
                        95 to 99                    101%

For ages that are not shown in this table the applicable percentage multiples will decrease by a ratable portion for each full year.

OPTION C. The amount of the death benefit under Option C is the greater of:

..  the Face Amount; or

.. the Cash Value of your Policy on the date of the Insured's death with respect to the Single Life Policy (on the date of the Last Insured's death with respect to the Joint and Last Survivor Policy) multiplied by the applicable factor from the Table of Attained Age Factors shown in your Policy.

If your Policy is in force after the Insured's Attained Age is 100 with respect to the Single Life Policy (or after the Younger Insured's Attained Age 100 with respect to the Joint and Last Survivor Policy), then the Death Benefit will be 101% of the Policy's Cash Value unless the state where your Policy was issued provides otherwise.

So long as the Policy remains in force, prior to the Insured's Attained Age 100 with respect to the Single Life Policy (or the younger Insured's Attained Age 100 with respect to the Joint and Last Survivor Policy), the minimum death benefit will be at least the current Face Amount.

At the time of application for a Policy, you designate a Beneficiary who is the person or persons who will receive the death proceeds. You can change your Beneficiary unless you have designated an irrevocable Beneficiary. The Beneficiary does not have to be a natural person.

CHANGE OF DEATH BENEFIT

If the Policy was issued with either death benefit Option A or death benefit Option B, the death benefit option may be changed unless your Policy was issued in Florida. A Policy issued under death benefit Option C may not be changed for the entire lifetime of the Policy. Similarly, a Policy issued under either death benefit Option A or B may not change to death benefit Option C for the lifetime of the Policy. A request for change must be made to us in writing. The Effective Date of such a change will be the Monthly Anniversary on or following the date we receive the change request.

A death benefit Option A Policy may be changed to have death benefit Option B. The Face Amount will be decreased to equal the death benefit less the Cash Value on the Effective Date of the change. Satisfactory evidence of insurability as of the date of the change must be submitted to us in connection with a request for a change from death benefit Option A to death benefit Option
B. A change may not be made if it would result in a Face Amount of less than the minimum Face Amount. A Surrender Charge will apply to any decrease in Face Amount. (See "Charges.")

A death benefit Option B Policy may be changed to have death benefit Option A. The Face Amount will be increased to equal the death benefit on the Effective Date of the change.

You may make a change in death benefit option only after the first Policy year, and only if you have not made another Policy change during the Policy year. A change in death benefit option may have Federal income tax consequences.

CHANGE IN FACE AMOUNT

Subject to certain limitations set forth below, you may decrease (or increase with respect to the Single Life Policy) the Face Amount of a Policy once each Policy year after the first Policy year if you have not made another Policy change during the Policy year. A written request is required for a change in the Face Amount. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. A change in the Face Amount of a Policy may have Federal income tax consequences.

Any change in the Face Amount will become effective on the Monthly Anniversary on or following receipt of the written request by us. The amount of a requested decrease must be at least $5,000 and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount. The decrease for the Single Life Policy will reduce the Face Amount as follows: (a) the Face Amount provided by the most recent increase; (b) Face Amounts provided by the next most recent increases, successively; and (c) the Face Amount when the Policy was issued. A Surrender Charge will apply to any decrease in Face Amount. (See "Charges.") If you decrease the Face Amount and the Policy does not comply with the maximum premium limitations required by Federal tax law, the decrease may be limited or the Cash Value may be returned to you (at your election), to the extent necessary to meet these requirements.

With respect to the Single Life Policy, if you want to increase the Face Amount, you must submit proof that the Insured is insurable by our standards on the date the requested increase is submitted and the Insured must have an Attained Age not greater than age 80 on the Policy anniversary that the increase will become effective. An increase must be for at least $5,000.

You can cancel an increase in Face Amount within 20 days after you receive the new Policy specifications page for the increase (or whatever period is required in your state) or the 45th day after you sign the application for the increase, whichever period ends later. The monthly deductions associated with the increase will be restored to the Policy's Cash Value. This amount will be allocated to the General Account and the Investment Funds in the same manner as it was deducted. The request to cancel the increase must be in writing.

ACCESS TO YOUR MONEY

POLICY LOANS

We will loan money to you at the loan interest rate we establish. The request by you for a loan must be in writing. We will process your loan request upon receipt at our Service Office.

You may borrow an amount up to the loan value of the Policy. The loan value is:

..  the Cash Value of the Policy at the date of the loan request; less

..  interest to the next loan interest due date; less

..  anticipated monthly deductions to the next loan interest due date; less

..  any existing loan; less

..  any surrender charge; plus

.. interest expected to be earned on the loan balance to the next loan interest due date.

The minimum amount that you can borrow is $500 (in some states this amount may be less). The loan may be completely or partially repaid at any time while the Insured is living with respect to the Single Life Policy, or, with respect to the Joint and Last Survivor Policy, while either Insured is living. When a Policy loan is made, we will deduct Cash Value from your Policy equal to the amount of the loan, plus interest due and place it in the Loan Subaccount as security for the loan. This Cash Value amount is expected to earn interest at a rate ("the earnings rate") which is lower than the rate charged on the Policy loan ("the borrowing rate"). The Cash Value that we use as security will accrue interest daily at an annual earnings rate of 4%.

Unless the Owner requests a different allocation, the Cash Value amount used as security for the loan will be transferred from the Investment Funds and the General Account on a pro-rata basis to the Loan Account. This will reduce the Policy's Cash Value in the General Account and the Investment Fund(s). These transactions will not be considered transfers for purposes of the limitations on transfers between Investment Funds or to or from the General Account.

A Policy loan, whether or not repaid, will have a permanent effect on the death benefits and Policy values because the values transferred to the Loan Account will not share in the investment results of the Investment Funds while the loan is outstanding. If the Loan Account earnings rate is less than the investment performance of the selected Investment Funds and/or the General Account, the values and benefits under the Policy will be reduced as a result of the loan. In addition, if the Indebtedness exceeds the Cash Value minus the surrender charge on any Monthly Anniversary, the Policy will lapse, subject to a grace period. (See "Purchases -- Lapse and Grace Period".) A lapse of the Policy with a loan outstanding may have Federal income tax consequences (see "Federal Tax Status").

Interest credited to the Cash Value held in the Loan Subaccount as security for the loan will be allocated on Policy anniversaries to the General Account and the Investment Funds. The interest credited will also be transferred: (1) when a new loan is made; (2) when a loan is partially or fully repaid; and (3) when an amount is needed to meet a monthly deduction.

Policy loans may have Federal income tax consequences, in particular, Policy loans outstanding after the tenth Policy year (see "Federal Tax Status").

LOAN INTEREST CHARGED

The maximum borrowing rate we may charge for a Policy loan is as follows:

                        For Loans          Annual
                        Outstanding During Interest Rate
                        ------------------ -------------
                        Policy Years 1-10      4.50%
                        Policy Years 11-20     4.25%
                        Policy Years 21+       4.15%

The current borrowing rate is 4.50% in Policy years 1-10, 4.25% in Policy years 11-20 and 4.00% in Policy year 21 and thereafter.

Policy loan interest is due and payable annually on each Policy anniversary. However, if the Policy is terminated, the loan is repaid in full, or the loan plus loan interest accrued exceeds the Cash Surrender Value, accrued loan interest will be due at that time. If you do not pay the interest when it is due, the unpaid loan interest will be deducted from the General Account and the Investment Funds on a pro-rata basis and added to the outstanding Indebtedness in the Loan Account as of the due date. You will be charged interest at the same rate as the rest of the Indebtedness. Loan interest is payable in arrears.

SECURITY

The Policy will be the only security for the loan.

REPAYING POLICY DEBT

You may repay the loan at any time prior to the death of the Insured with respect to the Single Life Policy (or, with respect to the Joint and Last Survivor Policy, the death of the Last Insured) and as long as the Policy is in force. Any Indebtedness outstanding will be deducted before any benefit proceeds are paid or applied under a payment option.

Repayments will be allocated to the General Account and the Investment Funds based on how the Cash Value used for security was allocated. Unpaid loans and loan interest will be deducted from any settlement of your Policy.

Any payments received from you will be applied as premiums, unless you clearly request in writing that it be used as repayment of Indebtedness. We will process your loan repayment upon receipt at our Service Office.

PARTIAL WITHDRAWALS

After the first Policy year, upon written request to us, you may make partial withdrawals from the Policy's Cash Surrender Value. Each Policy year you are allowed 12 free partial withdrawals. For each partial withdrawal after 12, we may impose a $25 fee. We will process your partial withdrawal request upon receipt at our Service Office. A partial withdrawal may be subject to a surrender charge and have Federal income tax consequences.

The minimum amount of a partial withdrawal request, net of any applicable fees and surrender charges, is the lesser of:

a) $500 from an Investment Fund or the General Account; or

b) the Policy's Cash Value in an Investment Fund or the General Account.

For Policies issued in Idaho, there are no minimum amount requirements for partial withdrawals from the General Account.

Partial withdrawals made during a Policy year are subject to the following limitations. The maximum amount that may be withdrawn from an Investment Fund each Policy year is the Policy's Cash Value net of any applicable surrender charges and fees in that Investment Fund. The total partial withdrawals and transfers from the General Account over the Policy year may not exceed a maximum amount equal to the greater of the following:

(1) 25% of the Cash Surrender Value in the General Account at the beginning of the Policy year; or

(2) the previous Policy year's maximum amount.


We are not currently imposing these restrictions, but we reserve the right to do so.


You may allocate the amount withdrawn plus any applicable surrender charges and fees, subject to the above conditions, among the Investment Funds and the General Account. If no allocation is specified, then the partial withdrawal will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Cash Value in each Investment Fund and the General Account bears to the total Cash Value of the Policy, less the Cash Value in the Loan Account, on the date of the partial withdrawal. If the limitations on withdrawals from the General Account will not permit this pro-rata allocation, you will be requested to provide an alternate allocation.

No amount may be withdrawn that would result in there being insufficient Cash Value to meet any surrender charge and applicable fees that would be payable immediately following the withdrawal upon the surrender of the remaining Cash Value.

The death benefit will be affected by a partial withdrawal, unless the withdrawal is made under the terms of an anniversary partial withdrawal rider. If death benefit Option A or death benefit Option C is in effect and the death benefit equals the Face Amount, then a partial withdrawal will decrease the Face Amount by an amount equal to the partial withdrawal plus the applicable surrender charge. The Surrender Charge will be allocated among the General Account and the Investment Funds in the same proportion that the partial withdrawal was allocated among the General Account and the Investment Funds. If the death benefit is based on a percentage of the Cash Value, then a partial withdrawal will decrease the Face Amount by an amount by which the partial withdrawal plus the applicable surrender charge and fees exceeds the difference between the death benefit and the Face Amount. For the Single Life Policy, the Face Amount will be decreased in the following order: (1) the Face Amount at issue, excluding riders; and (2) any increases in the same order in which they were issued. If death benefit Option B is in effect, the Face Amount will not change.

The Face Amount remaining in force after a partial withdrawal (excluding riders) may not be less than the minimum Face Amount. Any request for a partial withdrawal that would reduce the Face Amount below this amount will not be implemented.

Partial withdrawals may affect the way in which the cost of insurance charge is calculated and the amount of pure insurance protection afforded under a Policy. We may change the minimum amount required for a partial withdrawal or the number of times partial withdrawals may be made.

PRO-RATA SURRENDER

After the first Policy year, upon written request to us, you can make a Pro-Rata Surrender of the Policy. We will process your Pro-Rata Surrender request upon receipt at our Service Office. The Pro-Rata Surrender will reduce the Face Amount and the Cash Value by a percentage chosen by you. This percentage must be any whole number. A Pro-Rata Surrender may have Federal income tax consequences. The percentage will be applied to the Face Amount and the Cash Value on the Monthly Anniversary on or following our receipt of the request. For the Single Life Policy, the decrease will reduce the Face Amount in the following order:

(a) the Face Amount provided by the most recent increase;

(b) Face Amounts provided by the next most recent increases, successively; and

(c) the Face Amount when the Policy was issued.

You may allocate the amount of decrease in Cash Value plus any applicable surrender charge and fees among the Investment Funds and the General Account. If no allocation is specified, then the decrease in Cash Value and any applicable surrender charge and fees will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Cash Value in each Investment Fund and the General Account bears to the total Cash Value of the Policy, less the Cash Value in the Loan Account, on the date the request for Pro-Rata Surrender is received.

A Pro-Rata Surrender cannot be processed if it will reduce the Face Amount below the minimum Face Amount of the Policy. No Pro-Rata Surrender will be processed for more Cash Surrender Value than is available on the date of the Pro- Rata Surrender. A cash payment will be made to you for the amount of Cash Value reduction less any applicable surrender charges and fees.

Pro-Rata Surrenders may affect the way in which the cost of insurance charge is calculated and the amount of the pure insurance protection afforded under the Policy.

FULL SURRENDERS

To effect a full surrender, either the Policy must be returned to us along with the request, or the request must be accompanied by a completed affidavit of loss, which is available from us. We will process your surrender request upon receipt of this documentation at our Service Office. Upon surrender, we will pay the Cash Surrender Value to you in a single sum. We will determine the Cash Surrender Value as of the date that we receive your written request at our Service Office. If the request is received on a Monthly Anniversary, the monthly deduction otherwise deductible will be included in the amount paid. Coverage under a Policy will terminate as of the date of surrender. The Insured (or, with respect to the Joint and Last Survivor Policy, the Last Insured) must be living at the time of a surrender. A surrender may have Federal income tax consequences. See "Federal Tax Status." If you surrender the Policy within the first few years after its purchase or, for the Single Life Policy, within the first few years after an increase in Face Amount, there may be little or no Cash Surrender Value after the deduction of surrender charges.

OTHER INFORMATION

THE GENERAL ACCOUNT

We own the assets in our General Account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over investment of the General Account's assets.

While your Policy provides for limitations on allocations to the General Account, our current practice is not to limit allocations to the General Account.

We have not registered the General Account or any interests therein with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the General Account.

DISTRIBUTION


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, California 92614, for the distribution of the Policies. We and Distributor have entered into selling agreements with other affiliated and unaffiliated broker-dealers ("selling firms") for the sale of the Policies. We pay compensation to Distributor for sales of the Policies by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the Policies. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

All selling firms receive commissions. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


We and Distributor currently pay selling firms first-year commissions of up to 90% of a multiple of Target Premiums and 3.0% of a multiple of excess Target Premiums paid in Policy year 1. In renewal years, the commissions will equal up to 3.0% of premiums paid in Policy years 2-10 and 2.0% in Policy years 11 and beyond.


We and Distributor may enter into preferred distribution arrangements with selected selling firms under which we and Distributor pay additional compensation, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable annuity and insurance products (including the Policies). Introduction fees are payments to selling firms in connection with the addition of these variable products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer these products. Persistency payments are periodic payments based on account and/or cash values of these variable products. Preferred status fees are paid to obtain preferred treatment of these products in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

These preferred distribution arrangements are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. We and Distributor have entered into preferred distribution arrangements with our affiliates Tower Square Securities, Inc. and Walnut Street Securities, Inc., and with the unaffiliated selling firms listed in the Statement of Additional Information. We and Distributor may enter into similar arrangements with our other affiliates New England Securities Corporation and Metropolitan Life Insurance Company. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms or their representatives with an incentive to favor sales of the Policies over other variable insurance policies (or other investments) with respect to which the selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy.


We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to Owners or the Separate Account.

The Statement of Additional Information contains additional information about the compensation paid for sale of the Policies.

We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone any payments or transfers from the Separate Account for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2) trading on the New York Stock Exchange is restricted as determined by the SEC;

3) an emergency exists as determined by the SEC as a result of which disposal of shares of the Investment Funds is not reasonably practicable or we cannot reasonably value the shares of the Investment Funds;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may defer the portion of any transfer, amount payable or surrender, or Policy Loan from the General Account for not more than 6 months. If we defer payment for 30 days or more, we will pay interest at the rate of 2.50% per year for the period of deferment. No payment from the General Account to pay premiums on the Policy will be deferred.

OWNERSHIP

OWNER. The Insured is the Owner of the Single Life Policy (and the Insureds jointly are the Owner of the Joint and Last Survivor Policy) unless another person or entity is shown as the Owner in the application. The Owner is entitled to all rights provided by the Policy. If there is more than one Owner at a given time, all Owners must exercise the rights of ownership by joint action. If the Owner dies, and the Owner is not the Insured with respect to the Single Life Policy (or with respect to the Joint and Last Survivor Policy, is not one or both of the Insureds), the Owner's interest in the Policy becomes the property of his or her estate unless otherwise provided. Unless otherwise provided, the Policy is jointly owned by all Owners named in the Policy or by the survivors of those joint Owners. Unless otherwise stated in the Policy, the final Owner is the estate of the last joint Owner to die.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death proceeds. The Beneficiary is named at the time the Policy is issued unless changed at a later date. You can name a contingent Beneficiary prior to the death of the Insured with respect to the Single Life Policy (or, the death of the Last Insured, with respect to the Joint and Last Survivor Policy).
Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before the Insured dies with respect to the Single Life Policy or, before the Last Insured dies, with respect to the Joint and Last Survivor Policy. If there is an irrevocable Beneficiary, all Policy changes except premium allocations and transfers require the consent of the Beneficiary.

Primary and contingent Beneficiaries are as named in the application, unless you make a change. To change a Beneficiary, you must submit a written request to us. We may require the Policy to record the change. The request will take effect when signed, subject to any action we may take before receiving it. If you are also the Beneficiary at the time of the Insured's death, you may designate some other person to receive the proceeds of the Policy within 60 days after the Insured's death.

One or more irrevocable Beneficiaries may be named.

If a Beneficiary is a minor, we will make payment to the guardian of his or her estate. We may require proof of age of any Beneficiary.

Proceeds payable to a Beneficiary will be free from the claims of creditors, to the extent allowed by law.

ASSIGNMENT. You can assign the Policy. A copy of any assignment must be filed with our Service Office. We are not responsible for the validity of any assignment. If you assign the Policy, your rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments we may make or actions we may take before such assignment has been recorded at our Service Office. This may be a taxable event. You should consult a tax adviser if you wish to assign the Policy.

CONVERSION RIGHTS

While the Policy is in force, you have a one time right during the first two Policy years to transfer all of the Cash Value from the Investment Funds to the General Account.

If, at any time during the first two Policy years, you request in writing the transfer of the value held in the Investment Funds to the General Account and you indicate that you are making this transfer in exercise of your conversion rights, the transfer will not be subject to a transfer charge or transfer limits, if any. At the time of such transfer, there will not be any effect on the Policy's death benefit, Face Amount, net amount at risk, rate class, or Issue Age.

If you exercise your one time conversion right, we will automatically allocate all future Net Premiums to the General Account.

ADDITIONAL BENEFITS

Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. The descriptions below are intended to be general; the terms of the Policy riders providing the additional benefits may vary from state to state, and the Policy rider should be consulted. The rider benefits available with the Policies provide fixed benefits that do not vary with the investment experience of the Separate Account. In addition, certain riders may not be available in your state. The cost of any additional riders will be determined in accordance with the rider and shown on the specifications page of your Policy and will be deducted as part of the monthly deduction from the Policy's Cash Value. (See
"Charges -- Charge for Additional Benefit Riders".) Certain restrictions may apply and are described in the applicable rider.

The term riders discussed below permit you, by purchasing term insurance, to increase your insurance coverage. Term riders have no surrenderable cash value. If you seek to reduce the overall cost of your insurance protection, it is generally to your economic advantage to include a portion of your insurance coverage under a Supplemental Coverage Term Rider. Current charges for the Rider are lower than for the base Policy in the first ten Policy years.

Reductions in or elimination of term rider coverage do not trigger a surrender charge, and use of a term rider generally reduces sales compensation. Because the term insurance riders don't have surrender charges, a Policy providing insurance coverage with a combination of base Policy and term rider will have a lower maximum surrender charge than a Policy with the same amount of insurance coverage provided solely by the base Policy. However, like the cost of coverage under the Policy, charges deducted from the Policy's cash value to pay for term rider coverage no longer participate in the investment experience of the Separate Account and usually increase with the age of the covered individual. Your determination as to how to purchase a desired level of insurance coverage should be based on your specific insurance needs. Your registered representative can provide you more information on the uses of term rider coverage.

Anniversary Partial Withdrawal Rider -- This rider allows the Owner to withdraw up to 15% of the Policy's Cash Surrender Value on any Policy anniversary without reducing the Face Amount. Partial withdrawals may have tax consequences. (See "Federal Tax Status.")

Lifetime Coverage Rider -- This rider provides the continuation of the Policy's Face Amount beyond age 100, provided the Policy remains in force to age 100 with a positive Cash Surrender Value. If the Policy is in force after the Insured's Attained Age 100 (or the younger Insured's Attained Age 100 in the case of a Joint and Last Survivor Policy), the death benefit will be the greater of the Face Amount or 101% of the Cash Value. The tax consequences of continuing the Policy beyond the Insured's 100th year (or the younger Insured's Attained Age 100 in the case of a Joint and Last Survivor Policy) are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the Insured's 100th year (or the younger Insured's Attained Age 100 in the case of a Joint and Last Survivor Policy).

Secondary Guarantee Rider -- This rider guarantees that if, during the secondary guarantee period, the sum of all premiums paid on the Policy, reduced by any partial withdrawals and any outstanding loan balance, is greater than or equal to the sum of the secondary guarantee premiums required since the Issue Date, the Policy will not lapse as a result of a Cash Value less any loans, loan interest due, and any surrender charge being insufficient to pay the monthly deduction.

The secondary guarantee period is the lesser of twenty Policy years, or the number of Policy years until the Insured reaches Attained Age 70. For Policies issued after Attained Age 60, the secondary guarantee period is ten Policy years.


Supplemental Coverage Term Rider -- This rider provides level term insurance on the life of the Insured under the base policy. It can be added only at issue. It cannot be increased or added to an existing Policy.

Waiver of Specified Premium Rider -- This rider provides for crediting the Policy's Cash Value with a specified monthly premium while the Insured is totally disabled. The monthly premium selected at issue is not guaranteed to keep the Policy in force. The Insured must have become disabled after age 5 and before age 65. For the Joint and Last Survivor Policy, the rider can be elected for either or both Insureds.

Split Policy Option Rider -- This rider allows the Policy to be split into two separate policies in the event there are changes in the Federal Estate Tax Law resulting in the removal of the unlimited marital deductions or reduction of at least 50% in the level of estate taxes payable on the death of the last Insured. The exercise of this option to split the Policy may, under certain circumstances, result in adverse tax consequences. Please consult your tax adviser before exercising any options under this rider.

Additional Riders -- Single Life Policy

Accelerated Benefit Rider -- This rider provides a benefit to the Owner if the Insured becomes terminally ill and is not expected to live more than twelve months. The Owner may receive 25%, 50% or 75% (but no more than $250,000) of the eligible proceeds in a lump sum. "Eligible proceeds" means the death benefit, including amounts payable under the Supplemental Coverage Term Rider (unless within three years of the rider's termination date), that would have been payable had the Insured died on the date the rider is exercised.

The receipt of an accelerated death benefit amount may adversely affect the recipient's eligibility for Medicaid or other government benefits or entitlements. Consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.

Waiver of Monthly Deduction Rider -- This rider provides for the waiver of the monthly deductions while the Insured is totally disabled, subject to certain limitations described in the rider. The Insured must have become disabled after age 5 and before age 65.

Additional Riders -- Joint and Last Survivor Policy

Divorce Split Rider -- This rider allows the Policy to be split into two separate policies in the event of the divorce of a married couple who are the Insureds under the Policy. The exercise of this option to split the Policy may, under certain circumstances, result in adverse tax consequences. Please consult your tax adviser before exercising any options under this rider.

Estate Preservation Term Rider -- This rider provides joint level term insurance, payable at the death of the Last Insured, for a period of four years from the date of the rider.

LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the Policies.

EXPERTS

The financial statements of the sub-accounts of the Separate Account included in this prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.

FINANCIAL STATEMENTS
The consolidated financial statements of the Company are provided in the Statement of Additional Information.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

CHARGES

We make certain charges and deductions under the Policy. These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

Services and benefits we provide:

  .  the death benefit, cash, and loan benefits under the Policy
  .  investment options, including premium allocations
  .  administration of elective options
  .  the distribution of reports to Policy Owners

Costs and expenses we incur:

  . costs associated with processing and underwriting applications, and with issuing and administering the Policy (including any riders)
  .  overhead and other expenses for providing services and benefits
  .  sales and marketing expenses
  . other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees

Risks we assume:

  . that the cost of insurance charges we may deduct are insufficient to meet our actual claims because the insureds die sooner than we estimate
  . that the cost of providing the services and benefits under the Policies exceed the charges we deduct

The amount of a charge may not necessarily correspond to the costs of the services or benefits that are implied by the name of the charge or that are associated with the particular Policy. For example, the sales charge and the surrender charge may not fully cover all of our sales and distribution expenses, and we may use proceeds from other charges, including the mortality and expense risk charge and the cost of insurance charge, to help cover those expenses. We can profit from certain Policy charges.

DEDUCTIONS FROM EACH PREMIUM PAYMENT

TAX CHARGES. There are charges for Federal taxes, and state and local premium taxes which are deducted from each premium payment. The Federal tax charge is currently 1.3% of each premium. We also deduct a premium tax charge to pay the state and local premium taxes. We currently deduct an amount equal to 2% of premium payments (which may be lower in certain circumstances) to cover this premium tax. If the tax rates change, we may change the amount of the deduction to cover the new rate.

SALES CHARGE. A sales charge, also referred to as the percent of premium charge, will be deducted from each premium payment to partially compensate us for expenses incurred in distributing the Policy and any additional benefits provided by riders. We currently deduct a sales charge determined according to the following schedule:

   Policy Years 1-10: 5% of the actual premium you pay

   Policy Years 11+: 2% of the actual premium you pay

The Sales Charge is guaranteed not to exceed the following:

(1) in the first Policy year, 15% of the amount you pay up to the Target Premium, and 5% of the amount you pay over the Target Premium;

(2) in the 2nd through 10th Policy years, 5% of the actual premium you pay; and

(3) in the 11th Policy year and later, 2% of the actual premium you pay.

For Policies issued in the state of Oregon, the current sales charge amounts shown above are increased by 2%. The guaranteed sales charge varies for Policies issued in Texas. As of the date of this prospectus, the current sales charge for Texas Policies is the same as the current sales charge shown above.

The expenses covered by the sales charge include agent sales commissions, the cost of printing prospectuses and sales literature, and any advertising costs. Where Policies are issued to Insureds with higher mortality risks or to Insureds who have selected additional insurance benefits, a portion of the amount deducted for the sales charge is used to pay distribution expenses and other costs associated with these additional coverages.

To the extent that sales expenses are not recovered from the sales charge and the surrender charge, those expenses may be recovered from other sources, including the mortality and expense risk charge described below.

MONTHLY DEDUCTION

The monthly deduction is:

1. The monthly selection and issue expense charge; plus

2. The monthly policy charge; plus

3. The monthly cost of insurance charge; plus

4. The monthly cost, if any, for any additional benefit riders.


The monthly deduction for a Policy month will be allocated among the General Account and the Investment Funds in the same proportion that the value in the General Account and the value in each Investment Fund bears to the total Cash Value of the Policy, minus the value in the Loan Account on the Monthly Anniversary.

SELECTION AND ISSUE EXPENSE CHARGE. During the first ten Policy years, and for the Single Life Policy, for the first ten Policy years following any increase in Face Amount, we generally assess a monthly selection and issue expense charge to cover the costs associated with the underwriting and issue of the Policy and, for the Single Life Policy, of Face Amount increases. The monthly charge per $1,000 of Face Amount varies by Issue Age, risk class, and (except on unisex Policies) sex of the Insured(s). For Policies issued in Texas, the guaranteed selection and issue expense charge is level for the life of the Policy to ensure compliance with the Texas non-forfeiture laws.


MONTHLY POLICY CHARGE. We deduct a monthly policy charge on the Investment Start Date and each Monthly Anniversary date. The charge is equal to $25 per Policy month for the first Policy year. Thereafter, it is $6 per Policy month guaranteed not to increase while the Policy is in force.

The charge reimburses us for expenses incurred in the administration of the Policies. Such expenses include: confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policyowner servicing and all accounting, valuation, regulatory and updating requirements.

For Policies issued in Texas, the selection and issue expense charge and monthly policy charge together cannot exceed $10 per month after the Insured attains age 100.

MONTHLY COST OF INSURANCE CHARGE. This charge compensates us for the insurance coverage we provide in the month following the charge. The monthly cost of insurance charge for each Policy month equals the total of the insurance risk charges for the Policy month for each Face Amount portion then in effect.

The monthly cost of insurance charge is deducted on each Monthly Anniversary for the following Policy month. The monthly cost of insurance charge is determined in a manner that reflects the anticipated mortality of the Insured with respect to the Single Life Policy (or of both Insureds with respect to the Joint and Last Survivor Policy) and the fact that the death benefit is not payable until the death of the Insured with respect to the Single Life Policy (or of the Last Insured with respect to the Joint and Last Survivor Policy). Because the monthly cost of insurance charge depends upon a number of variables, the charge will vary for each Policy month. We will determine the cost of insurance charge by multiplying the applicable cost of insurance rate or rates (divided by 1,000) by the net amount at risk (defined below) for each Policy month.

The monthly cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount (and, for the Single Life Policy, each increase in Face Amount). The rates will be based on the Attained Age, duration (from the effective date of the initial Face Amount and, for the Single Life Policy, each increase in Face Amount), rate class, and (except for unisex policies) sex of the Insured(s) at issue. The monthly cost of insurance rates generally increases as the Insured(s)' Attained Age(s) increases.

The rate class of the Insured(s) also will affect the cost of insurance rate. For the initial Face Amount, we will use the rate class on the Issue Date. For each increase in Face Amount for a Single Life Policy, we will use the rate class applicable to the increase. If the death benefit equals a percentage of Cash Value, an increase in Cash Value will cause an automatic increase in the death benefit. The rate class for such an increase for the Joint and Last Survivor Policy will be the same as that used for the initial Face Amount. The rate class for such an increase for the Single Life Policy will be the initial Face Amount or, if later, the most recent increase (excluding any riders) that required proof that the Insured was still insurable by our standards.


We currently place Insured(s) into an elite nonsmoker rate class, a preferred rate class, a standard rate class, or into rate classes involving a higher mortality risk. The elite nonsmoker rate class is only available for Policies issued on or after July 20, 2005.


Actual monthly cost of insurance rates may change, and the actual monthly cost of insurance charge will be determined by us based on our expectations as to future mortality experience. However, the actual monthly cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the Policy. For Policies which are not in a substandard rate class, the guaranteed cost of insurance rates are equal to 100% of the rates set forth in the male/female smoker/nonsmoker 1980 CSO Mortality Tables (1980 CSO Tables NA and SA and 1980 CSO Tables NG and SG for sex distinct policies and policies issued in qualified pension plans; and 1980 CSO Tables NA and SA for unisex policies issued in compliance with Montana law). All Policies are based on the Attained Ages of the Insured(s). Higher rates apply if the (either) Insured is determined to be in a substandard risk class.

In two otherwise identical policies, an Insured in the elite nonsmoker rate class will have a lower cost of insurance than an Insured in a rate class involving higher mortality risk. Each rate class other than elite nonsmoker is also divided into two categories: smokers and nonsmokers. Nonsmoker Insureds will generally incur a lower cost of insurance than similarly situated Insureds who smoke. (Insureds under Attained Age 20 are automatically assigned to the nonsmoker rate class.)

The net amount at risk for a Policy month is:

(1) the death benefit at the beginning of the Policy month divided by 1.0032737 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%); less

(2) the Cash Value at the beginning of the Policy month, before the deduction of the monthly cost of insurance.

In calculating the monthly cost of insurance charges, the cost of insurance rate for a Face Amount is applied to the net amount at risk for that Face Amount.

If the Policy is in force beyond the Insured's Attained Age 100 with respect to the Single Life Policy (or the younger Insured's Attained Age 100 with respect to the Joint and Last Survivor Policy), no deductions will be made for monthly cost of insurance charges.

CHARGES FOR ADDITIONAL BENEFIT RIDERS

The amount of the charge, if any, each Policy month for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy and in the Fee Table in this prospectus.

MORTALITY AND EXPENSE RISK CHARGE

We will deduct a daily charge from the Investment Funds. The amount of the deduction is determined as a percentage of the average daily net assets of each Investment Fund for each day in the Valuation Period. The current daily deduction percentages, and the equivalent effective annual rates, are:

                         Policy Daily Charge Annual
                         Years  Factor       Equivalent
                         ------ ------------ ----------
                         1-10    .0015027%     0.55%
                         11-20   .0006841%     0.25%
                         21+     .0001370%     0.05%

This deduction is guaranteed not to increase above the following amounts while the Policy is in force:

                         Policy Daily Charge Annual
                         Years  Factor       Equivalent
                         ------ ------------ ----------
                         1-10    .0015027%     0.55%
                         11-20   .0012301%     0.45%
                         21+     .0009572%     0.35%

This risk charge compensates us for assuming the mortality and expense risks under the Policy. The mortality risk assumed by us is that the Insureds, as a group, may not live as long as expected. The expense risk assumed by us is that actual expenses may be greater than those assumed. We expect to profit from this charge.

SURRENDER CHARGE

For up to 10 years after the Issue Date and, for the Single Life Policy, the effective date of an increase in Face Amount, we will impose a contingent deferred sales charge, also referred to as a surrender charge, when the following occur:

..  upon surrender or lapse of the Policy;

..  upon a partial withdrawal;

..  upon a Pro-Rata Surrender; or

..  upon a decrease in Face Amount.

The amount of the charge assessed will depend upon a number of factors, including the type of event (a full surrender, lapse, or partial withdrawal), the amount of any premium payments made under the Policy prior to the event, and the number of Policy years having elapsed since the Policy was issued.

The surrender charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectus and sales literature.

The maximum surrender charge percentage is shown in the following table.

                  If surrender or lapse    The percentage of
                  occurs in the last month the annual Target
                  of Policy year:          Premium payable is:
                  --------------------------------------------
                        1 through 5                45%
                        6                          40%
                        7                          30%
                        8                          20%
                        9                          10%
                        10 and later                0%

The Target Premium (on which we base the surrender charge) is shown in your Policy. As shown above, the maximum surrender charge is 45% of the annual Target Premium payable.

It is our current practice to reduce the above percentages equally for each Policy month during the years shown. For example, during the seventh year, the percentage is reduced equally each month from 40% at the end of the sixth year to 30% at the end of the seventh year. This table may be modified if required by law or regulation of the governing jurisdiction.

A surrender charge will apply when there is a decrease in Face Amount for up to 10 years from the Policy's Issue Date and, for the Single Life Policy, for up to 10 years following the effective date of an increase in Face Amount. A partial withdrawal may cause a decrease in Face Amount and therefore, we may deduct a surrender charge. If the Face Amount is decreased by some fraction of any previous increases in Face Amount and/or the Face Amount at issue, the surrender charge deducted will be the previously defined surrender charge multiplied by the fraction. The Surrender Charge for any increase in Face Amount is the Target Annual Premium for that increase multiplied by the applicable Surrender Charge. The amount of the surrender charge deducted upon a partial withdrawal or Pro-Rata Surrender will depend on the amount of Face Amount reduction caused by the surrenders. The fraction will be determined by dividing the amount of the withdrawal by the Cash Value before the withdrawal and multiplying the result by the surrender charge. Immediately after a withdrawal, the Policy's remaining surrender charge will equal the amount of the surrender charge immediately before the withdrawal less the amount deducted in connection with the withdrawal.

The Surrender Charge will be allocated among the General Account and the Investment Funds in the same proportion that the value in the General Account and the value in each Investment Fund bears to the total Cash Value of the Policy minus the value in the Loan Account.

TRANSACTION CHARGES

There is no transaction charge for the first twelve partial withdrawals or requested transfers in a Policy year. We will impose a charge of $25 for each partial withdrawal or requested transfer in excess of twelve in a Policy year. We may revoke or modify the privilege of transferring amounts to or from the General Account at any time. Partial withdrawals and Pro-Rata Surrenders will result in the imposition of the applicable surrender charge.

PROJECTION OF BENEFITS AND VALUES CHARGE

You may make a written request to us for a projection of illustrative future Cash Values and death benefits. If requested more than once per Policy year, this projection will be furnished to you for a nominal fee not to exceed $25.

INVESTMENT FUND EXPENSES

The expenses of the Investment Funds are shown in the Fee Table.

The value of the net assets of the Investment Funds will reflect the investment advisory fee and other expenses incurred by the underlying investment companies.

The Investment Fund expenses are collected from the underlying Investment Fund, and are not direct charges against the Separate Account assets or reductions from the Policy's Cash Value. Expenses of the Funds are not fixed or specified under the terms of the Policy, and actual expenses may vary. These underlying Investment Fund expenses are taken into consideration in computing each Investment Fund's net asset value, which is used to calculate the unit values in the Separate Account. The management fees and other expenses are more fully described in the prospectus of each individual Investment Fund. The information relating to the Investment Fund expenses was provided by the Investment Funds and was not independently verified by us. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current Federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that Single Life Policies issued on a standard underwriting basis should qualify as "life insurance contracts" under Section 7702. There is more uncertainty as to Single Life Policies issued on a substandard risk basis and Joint and Survivor Policies. We do not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as a "life insurance contract" under Federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations. In general, however, the insurance proceeds payable on the death of the Insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

INTRODUCTION. The discussion contained herein is general in nature and is not intended as tax advice. It does not purport to be complete or to address every situation. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. We intend that each Investment Fund underlying the Policies will be managed by the managers in such a manner as to comply with these diversification requirements.

INVESTOR CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Separate Account assets.

TAX TREATMENT OF THE POLICY. The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires that the amount of mortality and other expense charges be reasonable. In establishing these charges, we have relied on interim IRS guidance. Currently, there is even less guidance as to Policies issued on a substandard risk basis and Joint and Last Survivor Policies and thus it is even less clear whether such Policies would meet the requirements of Section 7702 of the Code. Moreover, if you elect the Accelerated Death Benefit Rider, the continued tax qualification of the Policy after a distribution is made under the rider are unclear.

While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the Policy. The following discussion assumes that the Policy will satisfy Section 7702.

POLICY PROCEEDS. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the Policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the Policy should receive the same Federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is generally excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the Cash Surrender Value, including increments thereon, under a Policy until there is a distribution of such amounts.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each owner or Beneficiary.

TAX TREATMENT OF LOANS AND SURRENDERS. Section 7702A of the Code sets forth the rules for determining when a life insurance Policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a Policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven Policy years; or (2) the crediting of interest or other earnings with respect to such premiums.

Certain changes in a Policy after it is issued could also cause it to fail to satisfy the 7-pay test and therefore to be classified as a MEC. Making additional payments, reducing the Policy's death benefit, reducing the Policy's benefits through a partial withdrawal, a change in death benefit option, and termination of benefits under a rider are examples of changes that could result in your Policy becoming classified as a MEC. Reducing the death benefit below the lowest death benefit provided by the Policy during the first seven years will probably cause the Policy to be classified as a MEC if such a reduction occurs during the first seven Policy years in the case of a Single Life Policy or at any time in the case of a Joint and Last Survivor Policy. Even if these events do not result in a Policy becoming classified as a MEC, moreover, they could reduce the amount that may be paid in the future without causing the Policy to be classified as a MEC. You should consult a tax adviser to determine whether a Policy transaction will cause your Policy to be classified as a MEC.

Furthermore, any Policy received in exchange for a Policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance Policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a MEC if no additional premiums are paid.

Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each Policy.

If the Policy is classified as a MEC, then any distribution (including the proceeds of any loan) is taxable to the extent of income in the Policy. Distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Distributions, including those resulting from surrender or lapse of the Policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.

If a Policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

Loans from a Policy which is not classified as a MEC, will generally be treated as Indebtedness of the Owner and not a distribution. However, there is uncertainty as to loans from such a Policy after the 10th Policy year and you should consult a tax adviser as to the treatment of such loans.

If your Policy is surrendered, cancelled, lapses, or is exchanged while any Policy loan is outstanding, the amount of the Policy loan plus accrued interest will be deemed to be distributed to you and could be partly or wholly taxable, depending on your particular circumstances. Cash distributed to you from the Policy in these circumstances may be insufficient to pay the tax attributable to any Policy loan.

Interest payable on a loan under a Policy is generally not deductible.

Policyowners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.

MULTIPLE POLICIES. The Code further provides that multiple MECs that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of policies. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the Policy beyond the Insured's 100th birthday (or the younger Insured's 100th birthday with respect to the Joint and Last Survivor Policy) are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the Insured's 100th birthday (or the younger Insured's 100th birthday with respect to the Joint and Last Survivor Policy).

TAX TREATMENT OF POLICY SPLIT. The Split Policy Option Rider and the Divorce Split Rider permit a Policy to be split into two individual Policies. It is not clear whether exercising either the Policy Split Rider or the Divorce Split Rider will be treated as a taxable transaction or whether the individual Policies that result will be classified as Modified Endowment Contracts. A tax adviser should be consulted before exercising either rider.

TAX TREATMENT OF ASSIGNMENTS. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your Policy.

QUALIFIED PLANS. The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex and the amount of life insurance provided in connection with such plans may be limited, you should not do so until you have consulted a competent Qualified Plans consultant.

INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in gross income of the Policy owner are subject to Federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. Policy Owners that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, Policy Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Policy Owner's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding taxation with respect to a purchase of the Policy.

BUSINESS USES OF POLICY. Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction under Internal Revenue Code
Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of the Policy, the Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an Owner or holder of the Policy, or before a business (other than a sole proprietorship) is made a beneficiary of the Policy.

SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. You should consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

In addition, the Sarbanes-Oxley Act of 2002 (the "Act"), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to split-dollar life insurance arrangements for directors and executive officers of such companies, since such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans generally took effect as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payments of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.


Split dollar plans that provide deferred compensation may be subject to recently enacted rules governing deferred compensation arrangements. Failure to adhere to these rules will result in adverse tax consequences. A tax adviser should be consulted with respect to such plans.


ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES. The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy Owner's estate for purposes of the Federal estate tax if the Policy Owner was the insured. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping and other taxes.

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the Federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation-skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2006, the maximum estate tax rate is 46% and the maximum rate for 2007-2009 is 45%. The estate tax exemption is $2,000,000 for 2006-2008 and $3,500,000 in 2009.


The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

FOREIGN TAX CREDITS. To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain Investment Funds to foreign jurisdictions.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax on the income in the Policy or the proceeds of the Policy under the Federal corporate alternative minimum tax if the Owner is subject to that tax.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

THE COMPANY'S INCOME TAXES. Under current Federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company Federal income taxes. (We do deduct a charge for Federal taxes from premiums.) We reserve the right to charge the Separate Account for any future Federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. However, by the very nature of the Policy certain technical words or terms are unavoidable. We have identified some of these terms and provided you with a definition.

ATTAINED AGE -- The Issue Age of an Insured plus the number of completed Policy years.

BENEFICIARY -- The person(s) named in the application or by later designation to receive Policy proceeds in the event of the Insured's death with respect to the Single Life Policy or, in the event of the Last Insured's death with respect to the Joint and Last Survivor Policy.

A Beneficiary may be changed as set forth in the Policy and this prospectus.

CASH VALUE -- The total of the amounts credited to the Owner in the Separate Account, the General Account and the Loan Account.

CASH SURRENDER VALUE -- The Cash Value of a Policy on the date of surrender, less any Indebtedness, less any unpaid selection and issue expense charge due for the remainder of the first Policy year for the initial Face Amount (and, for the Single Life Policy, any increase in Face Amount), less any unpaid monthly Policy charge due for the remainder of the first Policy year, and less any surrender charge.

FACE AMOUNT -- The minimum death benefit under the Policy so long as the Policy remains in force before the Insured's Attained Age 100 with respect to the Single Life Policy or, with respect to the Joint and Last Survivor Policy, before the younger Insured's Attained Age 100.

GENERAL ACCOUNT -- Our assets other than those allocated to the Separate Account or any other separate account.

INDEBTEDNESS -- The sum of all unpaid Policy loans and accrued interest on loans.

INSUREDS -- The person or persons whose life (lives) are insured under the Policy.

INVESTMENT FUNDS -- Investments within the Separate Account which we make available under the Policy.

INVESTMENT START DATE -- The date the initial premium is applied to the General Account and/or the Investment Funds. This date is the later of the Issue Date or the date the initial premium is received at our Service Office.

ISSUE AGE -- The age of each Insured at his or her nearest birthday as of the Issue Date.

ISSUE DATE -- The date as of which insurance coverage begins under a Policy. It is also the date from which Policy anniversaries, Policy years, and Policy months are measured. It is the Effective Date of coverage under the Policy.

LAST INSURED -- The Insured whose death succeeds the death of all other Insureds under the Joint and Last Survivor Policy.

LOAN ACCOUNT -- The account of MetLife Investors to which amounts securing Policy Loans are allocated. The Loan Account is part of MetLife Investors' General Account.

LOAN SUBACCOUNT -- A Loan Subaccount has been established for the General Account and for each Investment Fund. Any Cash Value transferred to the Loan Account will be allocated to the appropriate Loan Subaccount to reflect the origin of the Cash Value. At any point in time, the Loan Account will equal the sum of all the Loan Subaccounts.

MONTHLY ANNIVERSARY -- The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

NET PREMIUM -- The premium paid, less the premium tax charge, less the Federal tax charge, less the sales charge.

OWNER -- The owner of a Policy, as designated in the application or as subsequently changed.

POLICY -- The Joint and Last Survivor Policy or the Single Life Policy offered by us and described in this prospectus.

PRO-RATA SURRENDER -- A requested reduction of both the Face Amount and the Cash Value by a given percentage.

SEPARATE ACCOUNT -- MetLife Investors Variable Life Account One, a separate investment account established by MetLife Investors to receive and invest the Net Premiums paid under the Policy, and certain other variable life policies, and allocated by you to provide variable benefits.

SERVICE OFFICE -- MetLife Investors Insurance Company, P.O. Box 355, Warwick, Rhode Island 02887-0355 (877) 357-4419.

TARGET PREMIUM -- A premium calculated when a Policy is issued, based on the Insured's age with respect to the Single Life Policy (or the Insureds' joint age with respect to the Joint and Last Survivor Policy), sex (except in unisex policies) and risk class. The Target Premium is used to calculate the first year's premium expense charge, the surrender charge, and agent compensation under the Policy.

VALUATION DATE -- Each day that the New York Stock Exchange (NYSE) is open for trading and MetLife Investors is open for business. MetLife Investors is open for business every day that the NYSE is open for trading.

VALUATION PERIOD -- The period between two successive Valuation Dates, commencing at the close of the NYSE (usually 4:00 p.m. Eastern Standard Time) on a Valuation Date and ending with the close of the NYSE on the next succeeding Valuation Date.

                                  APPENDIX A

                        ILLUSTRATIONS OF POLICY VALUES

The tables in Appendix A illustrate the way the Policies work, based on assumptions about investment returns and the Insured's characteristics. They show how the death benefit, Cash Surrender Value and Cash Value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account equal to constant after tax annual rates of 0%, 6% and 10%. The tables are based on a Single Life Policy with a Face Amount of $900,000 for a male aged 50. The Insured is assumed to be in the preferred nonsmoker rate class. The tables assume no rider benefits and assume that no allocations are made to the General Account. Values are first given based on current mortality and other Policy charges and then based on guaranteed mortality and other Policy charges. (See "Charges.") Illustrations show the Option A death benefit.

Policy values would be different (either higher or lower) from the illustrated amounts in certain circumstances. For example, illustrated amounts would be different where actual gross rates of return averaged 0%, 6% or 10%, but: (a) the rates of return varied above and below these averages during the period,
(b) premiums were paid in other amounts or at other than annual intervals, or
(c) the Cash Value was allocated differently among individual Investment Funds with varying rates of return. They would also differ if a Policy loan or partial withdrawal were made during the period of time illustrated, if the Insured were female or in another risk class, or if the Policies were issued at unisex rates. For example, as a result of variations in actual returns, additional premium payments beyond those illustrated may be necessary to maintain the Policy in force for the periods shown or to realize the Policy values shown on particular illustrations even if the average rate of return is achieved.


The death benefits, Cash Surrender Values and Cash Values shown in the tables reflect: (i) deductions from premiums for the sales charge and state and federal premium tax charge; and (ii) a Monthly Deduction (consisting of a Policy charge, a selection and issue expense charge, and a charge for the cost of insurance) from the Cash Value on the first day of each Policy month. The Cash Surrender Values reflect a surrender charge deducted from the Cash Value upon surrender, Face Amount reduction or lapse during the first 10 Policy years. The death benefits, Cash Surrender Values and Cash Values also reflect a daily charge assessed against the Separate Account for mortality and expense risks equivalent to an annual charge of .55% in Policy years 1-10, .25% in Policy Years 11-20 and .05% thereafter (on a current basis), and .55% in Policy years 1-10, .45% in Policy years 11-20 and .35% thereafter (on a guaranteed basis), of the average daily value of the assets in the Separate Account attributable to the Policies. (See "Charges.") The illustrations reflect an arithmetic average of the gross investment advisory fees and operating expenses of the Investment Funds, at an annual rate of 1.01% of the average daily net assets of the Investment Funds. This average does not reflect expense subsidies by the investment advisers of certain Investment Funds.

The gross rates of return used in the illustrations do not reflect the deductions of the charges and expenses of the Investment Funds. Taking account of the mortality and expense risk charge and the average investment advisory fee and operating expenses of the Investment Funds, the gross annual rates of return of 0%, 6% and 10% correspond to net investment experience at constant annual rates of -1.55%, 4.36% and 8.30% in Policy years 1-10, -1.25%, 4.67% and
8.62% in Policy years 11-20 and -1.05%, 4.88% and 8.84% thereafter, respectively, based on the current charge for mortality and expense risks, and -1.55%, 4.36% and 8.30% in Policy years 1-10, -1.45%, 4.46% and 8.41% in Policy years 11-20 and -1.35%, 4.57% and 8.51% thereafter, respectively, based on the guaranteed maximum charge for mortality and expense risks.


If you request, we will furnish a personalized illustration reflecting the proposed Insured's age, sex, rate class, and the Face Amount or premium payment schedule requested. Because these and other assumptions will differ, the values shown in the personalized illustrations can differ very substantially from those shown in the tables. Therefore, you should carefully review the information that accompanies any personalized illustration. That information will disclose all the assumptions on which the personalized illustration is based. Where applicable, we will also furnish on request a personalized illustration for a Policy which is not affected by the sex of the Insured. You should contact your registered representative to request a personalized illustration.

                               MALE ISSUE AGE 50

                            $13,770 ANNUAL PREMIUM
                        NONSMOKER PREFERRED RATE CLASS

                             $900,000 FACE AMOUNT

                            OPTION A DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.


               DEATH BENEFIT               CASH SURRENDER VALUE                CASH VALUE
           ASSUMING HYPOTHETICAL          ASSUMING HYPOTHETICAL          ASSUMING HYPOTHETICAL
 END            GROSS ANNUAL                   GROSS ANNUAL                   GROSS ANNUAL
  OF         RATE OF RETURN OF              RATE OF RETURN OF              RATE OF RETURN OF
POLICY ------------------------------ ------------------------------ ------------------------------
 YEAR     0%        6%        10%        0%        6%        10%        0%        6%        10%
-      --------------------------------------------------------------------------------------------
   1   $900,000 $  900,000 $  900,000 $  3,250 $    3,900 $    4,335 $  9,446 $   10,097 $  10, 532
   2    900,000    900,000    900,000   12,240     14,121     15,420   18,437     20,318     21,616
   3    900,000    900,000    900,000   20,681     24,368     27,000   26,877     30,565     33,196
   4    900,000    900,000    900,000   28,619     34,687     39,165   34,816     40,883     45,361
   5    900,000    900,000    900,000   36,082     45,103     51,990   42,278     51,300     58,186
   6    900,000    900,000    900,000   44,750     57,320     67,243   50,258     62,828     72,751
   7    900,000    900,000    900,000   53,773     70,526     84,201   57,904     74,657     88,332
   8    900,000    900,000    900,000   62,493     84,079    102,297   65,247     86,833    105,051
   9    900,000    900,000    900,000   70,875     97,955    121,595   72,252     99,332    122,972
  10    900,000    900,000    900,000   78,896    112,150    142,181   78,896    112,150    142,181
  15    900,000    900,000    900,000  115,138    192,405    275,132  115,138    192,405    275,132
  20    900,000    900,000    900,000  141,984    288,176    474,957  141,984    288,176    474,957
  25    900,000    900,000    900,000  151,320    401,633    788,318  151,320    401,633    788,318
  30    900,000    900,000  1,345,218  131,054    535,739  1,281,160  131,054    535,739  1,281,160
  35    900,000    900,000  2,125,676   59,583    704,327  2,024,453   59,583    704,327  2,024,453
  40               989,955  3,292,834             942,814  3,136,032             942,814  3,136,032
  45             1,270,577  4,869,759           1,257,997  4,821,543           1,257,997  4,821,543
  50             1,662,763  7,409,564           1,662,763  7,409,564           1,662,763  7,409,564


IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT FUNDS. THE DEATH BENEFIT, CASH SURRENDER VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY METLIFE INVESTORS OR THE INVESTMENT FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 50

                            $13,770 ANNUAL PREMIUM
                        NONSMOKER PREFERRED RATE CLASS

                             $900,000 FACE AMOUNT

                            OPTION A DEATH BENEFIT

           THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.


             DEATH BENEFIT          CASH SURRENDER VALUE          CASH VALUE
         ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL
 END          GROSS ANNUAL              GROSS ANNUAL             GROSS ANNUAL
  OF       RATE OF RETURN OF         RATE OF RETURN OF        RATE OF RETURN OF
POLICY -------------------------- ------------------------ ------------------------
 YEAR     0%       6%      10%      0%      6%      10%      0%      6%      10%
-      ----------------------------------------------------------------------------
   1   $900,000 $900,000 $900,000 $     0 $     0 $      0 $ 4,523 $ 4,978 $  5,284
   2    900,000  900,000  900,000   4,003   5,282    6,169  10,199  11,478   12,365
   3    900,000  900,000  900,000   9,177  11,643   13,412  15,373  17,840   19,609
   4    900,000  900,000  900,000  13,805  17,813   20,785  20,002  24,009   26,982
   5    900,000  900,000  900,000  17,822  23,707   28,227  24,018  29,904   34,423
   6    900,000  900,000  900,000  21,865  29,949   36,380  27,373  35,457   41,888
   7    900,000  900,000  900,000  25,876  36,457   45,188  30,007  40,588   49,319
   8    900,000  900,000  900,000  29,132  42,486   53,926  31,886  45,240   56,680
   9    900,000  900,000  900,000  31,582  47,957   62,542  32,959  49,334   63,919
  10    900,000  900,000  900,000  33,129  52,746   70,933  33,129  52,746   70,933
  15    900,000  900,000  900,000  28,159  67,967  113,699  28,159  67,967  113,699
  20             900,000  900,000          38,298  132,381          38,298  132,381
  25                      900,000                   78,273                   78,273
  30
  35
  40
  45
  50


IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT FUNDS. THE DEATH BENEFIT, CASH SURRENDER VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY METLIFE INVESTORS OR THE INVESTMENT FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Additional information about the Policy and the Separate Account can be found in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information, without charge, by calling 1-877-357-4419, or by writing to our Service Office at: MetLife Investors Insurance Company, P.O. Box 355, Warwick, RI 02887-0355. You may also obtain, without charge, a personalized illustration of death benefits, Cash Surrender Values and Cash Values by calling 1-866-901-0002.

For Investment Fund transfers, for current information about your Policy values, to change or update Policy information such as your billing address, billing mode, beneficiary or ownership, for information about other Policy transactions, and to ask questions about your Policy, you may call our Service Office at 1-877-357-4419.

This prospectus incorporates by reference all of the information contained in the Statement of Additional Information, which is legally part of this prospectus.

Information about the Policy and the Separate Account, including the Statement of Additional Information, is available for viewing and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. The Statement of Additional Information, reports and other information about the Separate Account are available on the SEC Internet site at www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee, by writing to the SEC's Public Reference Section at 100 F Street, NE, Washington, DC 20549.




File No. 811-07971

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of MetLife Investors Insurance Company and
Contract Owners of MetLife Investors Variable Life Account One:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Life Account One (the Separate Account) of MetLife Investors Insurance Company as of December 31, 2005, the related statements of operations and changes in net assets for each of the periods in the three-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Life Account One of MetLife Investors Insurance Company as of December 31, 2005, the results of their operations and changes in their net assets for each of the periods in the three-year period then ended, and their financial highlights for each of the periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/  Deloitte & Touche LLP

St. Louis, Missouri
March 31, 2006

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                             Met Investors
                                                    ---------------------------------------------------------------------
                                                    Lord Abbett   Lord Abbett   Lord Abbett   Lord Abbett    Met/Putnam
                                                     Growth &        Bond         Mid-Cap       Growth         Capital
                                                      Income       Debenture       Value      Opportunity   Opportunities
                                                     Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                                    -----------   -----------   -----------   -----------   -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors):
Met Investors Lord Abbett Growth & Income Portfolio $6,133,194    $        -    $        -    $        -     $        -
   222,298 shares; cost $5,159,949
Met Investors Lord Abbett Bond Debenture Portfolio           -     1,357,996             -             -              -
   110,586 shares; cost $1,348,105
Met Investors Lord Abbett Mid-Cap Value Portfolio            -             -       613,658             -              -
   27,310 shares; cost $393,522
Met Investors Lord Abbett Growth Opportunity
 Portfolio                                                   -             -             -       363,019              -
   35,625 shares; cost $268,032
Met Investors Met/Putnam Capital Opportunities
 Portfolio                                                   -             -             -             -        232,432
   14,986 shares; cost $192,893
Met Investors Lazard Mid-Cap Portfolio                       -             -             -             -              -
   43,525 shares; cost $590,039
Met Investors Met/AIM Small-Cap Growth Portfolio             -             -             -             -              -
   37,053 shares; cost $462,111
Met Investors Third Avenue Small-Cap Value
 Portfolio                                                   -             -             -             -              -
   73,668 shares; cost $1,023,465
                                                    ----------    ----------    ----------    ----------     ----------
Total Investments                                    6,133,194     1,357,996       613,658       363,019        232,432
Cash and Accounts Receivable                                 -             -             -             -              -
Due from MetLife Investors Insurance Company                 -             -            42            11              -
                                                    ----------    ----------    ----------    ----------     ----------
Total Assets                                         6,133,194     1,357,996       613,700       363,030        232,432
LIABILITIES:
Due to MetLife Investors Insurance Company                   1             -             -             -              2
                                                    ----------    ----------    ----------    ----------     ----------
NET ASSETS                                          $6,133,193    $1,357,996    $  613,700    $  363,030     $  232,430
                                                    ==========    ==========    ==========    ==========     ==========
Outstanding Units                                      403,608        99,538        23,872        24,181         16,652
Single Premium Variable Life Unit Values            $    16.94    $    14.60    $    25.86    $    15.43     $    13.96
Flexible Premium Variable Life Unit Values          $    13.12    $    13.23    $    21.71    $     8.81     $    10.88

                                                    ---------------------------
                                                                Met/AIM      Third Avenue
                                                     Lazard    Small-Cap      Small-Cap
                                                     Mid-Cap    Growth          Value
                                                    Portfolio  Portfolio      Portfolio
                                                    ---------- ----------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors):
Met Investors Lord Abbett Growth & Income Portfolio $        - $        -     $        -
   222,298 shares; cost $5,159,949
Met Investors Lord Abbett Bond Debenture Portfolio           -          -              -
   110,586 shares; cost $1,348,105
Met Investors Lord Abbett Mid-Cap Value Portfolio            -          -              -
   27,310 shares; cost $393,522
Met Investors Lord Abbett Growth Opportunity
 Portfolio                                                   -          -              -
   35,625 shares; cost $268,032
Met Investors Met/Putnam Capital Opportunities
 Portfolio                                                   -          -              -
   14,986 shares; cost $192,893
Met Investors Lazard Mid-Cap Portfolio                 594,108          -              -
   43,525 shares; cost $590,039
Met Investors Met/AIM Small-Cap Growth Portfolio             -    506,140              -
   37,053 shares; cost $462,111
Met Investors Third Avenue Small-Cap Value
 Portfolio                                                   -          -      1,223,622
   73,668 shares; cost $1,023,465
                                                    ---------- ----------     ----------
Total Investments                                      594,108    506,140      1,223,622
Cash and Accounts Receivable                                 -          -              -
Due from MetLife Investors Insurance Company                 2          1              1
                                                    ---------- ----------     ----------
Total Assets                                           594,110    506,141      1,223,623
LIABILITIES:
Due to MetLife Investors Insurance Company                   -          -              -
                                                    ---------- ----------     ----------
NET ASSETS                                          $  594,110 $  506,141     $1,223,623
                                                    ========== ==========     ==========
Outstanding Units                                       43,117     42,691         59,609
Single Premium Variable Life Unit Values
Flexible Premium Variable Life Unit Values          $    13.78 $    11.86     $    20.53

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                                Met Investors
                                                   ---------------------------------------------------------------------
                                                     Janus            MFS      T. Rowe Price Oppenheimer      PIMCO
                                                   Aggressive      Research       Mid-Cap      Capital      Inflation
                                                     Growth      International    Growth     Appreciation Protected Bond
                                                   Portfolio       Portfolio     Portfolio    Portfolio     Portfolio
                                                   ----------    ------------- ------------- ------------ --------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Janus Aggressive Growth Portfolio    $  512,308     $        -    $        -    $        -    $        -
   58,886 shares; cost $410,046
Met Investors MFS Research International Portfolio          -      1,271,985             -             -             -
   97,845 shares; cost $994,608
Met Investors T. Rowe Price Mid-Cap Growth
 Portfolio                                                  -              -     1,249,799             -             -
   147,208 shares; cost $1,041,566
Met Investors Oppenheimer Capital Appreciation
 Portfolio                                                  -              -             -     1,277,971             -
   147,062 shares; cost $1,204,540
Met Investors PIMCO Inflation Protected Bond
 Portfolio                                                  -              -             -             -       897,701
   83,275 shares; cost $899,655
Met Investors RCM Global Technology Portfolio               -              -             -             -             -
   14,994 shares; cost $67,233
Met Investors PIMCO Total Return Bond Portfolio             -              -             -             -             -
   165,273 shares; cost $1,912,292
Met Investors Harris Oakmark International
 Portfolio                                                  -              -             -             -             -
   80,599 shares; cost $1,116,127
                                                   ----------     ----------    ----------    ----------    ----------
Total Investments                                     512,308      1,271,985     1,249,799     1,277,971       897,701
Cash and Accounts Receivable                                -              -             -             -             -
Due from MetLife Investors Insurance Company               37             85             -             9             1
                                                   ----------     ----------    ----------    ----------    ----------
Total Assets                                          512,345      1,272,070     1,249,799     1,277,980       897,702
LIABILITIES:
Due to MetLife Investors Insurance Company                  -              -             1             -             -
                                                   ----------     ----------    ----------    ----------    ----------
NET ASSETS                                         $  512,345     $1,272,070    $1,249,798    $1,277,980    $  897,702
                                                   ==========     ==========    ==========    ==========    ==========
Outstanding Units                                      43,733         74,934       111,251       113,701        77,790
Single Premium Variable Life Unit Values                          $    18.74
Flexible Premium Variable Life Unit Values         $    11.72     $    16.70    $    11.23    $    11.24    $    11.54

                                                   ----------------------------------
                                                      RCM        PIMCO       Harris
                                                     Global      Total       Oakmark
                                                   Technology Return Bond International
                                                   Portfolio   Portfolio    Portfolio
                                                   ---------- ----------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Janus Aggressive Growth Portfolio    $        - $        -   $        -
   58,886 shares; cost $410,046
Met Investors MFS Research International Portfolio          -          -            -
   97,845 shares; cost $994,608
Met Investors T. Rowe Price Mid-Cap Growth
 Portfolio                                                  -          -            -
   147,208 shares; cost $1,041,566
Met Investors Oppenheimer Capital Appreciation
 Portfolio                                                  -          -            -
   147,062 shares; cost $1,204,540
Met Investors PIMCO Inflation Protected Bond
 Portfolio                                                  -          -            -
   83,275 shares; cost $899,655
Met Investors RCM Global Technology Portfolio          76,621          -            -
   14,994 shares; cost $67,233
Met Investors PIMCO Total Return Bond Portfolio             -  1,917,166            -
   165,273 shares; cost $1,912,292
Met Investors Harris Oakmark International
 Portfolio                                                  -          -    1,308,122
   80,599 shares; cost $1,116,127
                                                   ---------- ----------   ----------
Total Investments                                      76,621  1,917,166    1,308,122
Cash and Accounts Receivable                                -          -            -
Due from MetLife Investors Insurance Company                -         20            1
                                                   ---------- ----------   ----------
Total Assets                                           76,621  1,917,186    1,308,123
LIABILITIES:
Due to MetLife Investors Insurance Company                  1          -            -
                                                   ---------- ----------   ----------
NET ASSETS                                         $   76,620 $1,917,186   $1,308,123
                                                   ========== ==========   ==========
Outstanding Units                                       9,458    157,670       83,473
Single Premium Variable Life Unit Values                      $    13.21
Flexible Premium Variable Life Unit Values         $     8.10 $    11.97   $    15.67

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                           Met Investors
                                               --------------------------------------------------------------------------------
                                                Neuberger   Turner       Goldman Sachs
                                                 Berman     Mid-Cap         Mid-Cap     Defensive      Moderate     Balanced
                                               Real Estate  Growth           Value       Strategy      Strategy     Strategy
                                                Portfolio  Portfolio       Portfolio   Fund of Fund  Fund of Fund Fund of Fund
                                               ----------- ----------    ------------- ------------  ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Neuberger Berman Real Estate
 Portfolio                                     $  266,664  $        -     $        -    $        -    $        -   $        -
   18,845 shares; cost $240,285
Met Investors Turner Mid-Cap Growth Portfolio           -     159,396              -             -             -            -
   13,141 shares; cost $146,951
Met Investors Goldman Sachs Mid-Cap Value
 Portfolio                                              -           -        346,511             -             -            -
   27,632 shares; cost $339,743
Met Investors Defensive Strategy Fund of Fund           -           -              -             -             -            -
   0 shares; cost $0
Met Investors Moderate Strategy Fund of Fund            -           -              -             -       283,308            -
   26,803 shares; cost $286,176
Met Investors Balanced Strategy Fund of Fund            -           -              -             -             -      103,150
   9,446 shares; cost $101,156
Met Investors Growth Strategy Fund of Fund              -           -              -             -             -            -
   78,341 shares; cost $891,444
Met Investors Aggressive Strategy Fund of Fund          -           -              -             -             -            -
   5,841 shares; cost $69,038
                                               ----------  ----------     ----------    ----------    ----------   ----------
Total Investments                                 266,664     159,396        346,511             -       283,308      103,150
Cash and Accounts Receivable                            -           -              -             -             -            -
Due from MetLife Investors Insurance Company           74           1              -             -             -            -
                                               ----------  ----------     ----------    ----------    ----------   ----------
Total Assets                                      266,738     159,397        346,511             -       283,308      103,150
LIABILITIES:
Due to MetLife Investors Insurance Company              -           -              -             -             -            1
                                               ----------  ----------     ----------    ----------    ----------   ----------
NET ASSETS                                     $  266,738  $  159,397     $  346,511    $        -    $  283,308   $  103,149
                                               ==========  ==========     ==========    ==========    ==========   ==========
Outstanding Units                                  18,263      12,834         25,636             -         2,621          928
Single Premium Variable Life Unit Values                   $    12.53     $    13.64
Flexible Premium Variable Life Unit Values     $    14.61  $    12.42     $    13.52    $   105.45    $   108.07   $   111.15

                                               ---------------------

                                                  Growth      Aggressive
                                                 Strategy      Strategy
                                               Fund of Fund  Fund of Fund
                                               ------------  ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Neuberger Berman Real Estate
 Portfolio                                      $        -    $        -
   18,845 shares; cost $240,285
Met Investors Turner Mid-Cap Growth Portfolio            -             -
   13,141 shares; cost $146,951
Met Investors Goldman Sachs Mid-Cap Value
 Portfolio                                               -             -
   27,632 shares; cost $339,743
Met Investors Defensive Strategy Fund of Fund            -             -
   0 shares; cost $0
Met Investors Moderate Strategy Fund of Fund             -             -
   26,803 shares; cost $286,176
Met Investors Balanced Strategy Fund of Fund             -             -
   9,446 shares; cost $101,156
Met Investors Growth Strategy Fund of Fund         892,306             -
   78,341 shares; cost $891,444
Met Investors Aggressive Strategy Fund of Fund           -        68,220
   5,841 shares; cost $69,038
                                                ----------    ----------
Total Investments                                  892,306        68,220
Cash and Accounts Receivable                             -             -
Due from MetLife Investors Insurance Company             -             -
                                                ----------    ----------
Total Assets                                       892,306        68,220
LIABILITIES:
Due to MetLife Investors Insurance Company               -             -
                                                ----------    ----------
NET ASSETS                                      $  892,306    $   68,220
                                                ==========    ==========
Outstanding Units                                    7,731           579
Single Premium Variable Life Unit Values
Flexible Premium Variable Life Unit Values      $   115.42    $   117.80

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                       Met Investors                                     MetLife
                                                       ------------- -------------------------------------------------------
                                                                       Davis         Harris
                                                         VanKampen    Venture       Oakmark      Jennison        Stock
                                                         ComStock      Value        Focused       Growth         Index
                                                         Portfolio    Fund A       Value Fund    Portfolio     Portfolio
                                                       ------------- ----------    ----------    ----------    ----------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors VanKampen ComStock Portfolio              $   42,004   $        -    $        -    $        -    $        -
   4,039 shares; cost $41,880
Metropolitan Series Funds, Inc. (MetLife):
MetLife Davis Venture Value                                      -    2,445,776             -             -             -
   79,126 shares; cost $2,169,556
MetLife Harris Oakmark Focused Value                             -            -     1,514,829             -             -
   5,713 shares; cost $1,326,603
MetLife Jennison Growth Portfolio                                -            -             -       668,528             -
   54,001 shares; cost $546,728
MetLife Stock Index Portfolio                                    -            -             -             -     1,034,666
   31,165 shares; cost $950,328
MetLife BlackRock Money Market Portfolio                         -            -             -             -             -
   14,397 shares; cost $1,439,737
MetLife BlackRock Bond Income Portfolio                          -            -             -             -             -
   353 shares; cost $38,253
MetLife Salomon Brothers Strategic Bond Portfolio                -            -             -             -             -
   0 shares; cost $0
                                                        ----------   ----------    ----------    ----------    ----------
Total Investments                                           42,004    2,445,776     1,514,829       668,528     1,034,666
Cash and Accounts Receivable                                     -            -             -             -             3
Due from MetLife Investors Insurance Company                     -            -            20             -             -
                                                        ----------   ----------    ----------    ----------    ----------
Total Assets                                                42,004    2,445,776     1,514,849       668,528     1,034,669
LIABILITIES:
Due to MetLife Investors Insurance Company                       2            -             -             -             2
                                                        ----------   ----------    ----------    ----------    ----------
NET ASSETS                                              $   42,002   $2,445,776    $1,514,849    $  668,528    $1,034,667
                                                        ==========   ==========    ==========    ==========    ==========
Outstanding Units                                              398      177,299       106,909        43,314        89,780
Single Premium Variable Life Unit Values
Flexible Premium Variable Life Unit Values              $   105.54   $    13.79    $    14.17    $    15.43    $    11.52

                                                       -------------------------
                                                       BlackRock  BlackRock     Salomon
                                                         Money      Bond        Brothers
                                                        Market     Income    Strategic Bond
                                                       Portfolio  Portfolio    Portfolio
                                                       ---------- ---------- --------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors VanKampen ComStock Portfolio             $        - $        -   $        -
   4,039 shares; cost $41,880
Metropolitan Series Funds, Inc. (MetLife):
MetLife Davis Venture Value                                     -          -            -
   79,126 shares; cost $2,169,556
MetLife Harris Oakmark Focused Value                            -          -            -
   5,713 shares; cost $1,326,603
MetLife Jennison Growth Portfolio                               -          -            -
   54,001 shares; cost $546,728
MetLife Stock Index Portfolio                                   -          -            -
   31,165 shares; cost $950,328
MetLife BlackRock Money Market Portfolio                1,439,737          -            -
   14,397 shares; cost $1,439,737
MetLife BlackRock Bond Income Portfolio                         -     38,916            -
   353 shares; cost $38,253
MetLife Salomon Brothers Strategic Bond Portfolio               -          -            -
   0 shares; cost $0
                                                       ---------- ----------   ----------
Total Investments                                       1,439,737     38,916            -
Cash and Accounts Receivable                                    -          -            -
Due from MetLife Investors Insurance Company                    -        156            -
                                                       ---------- ----------   ----------
Total Assets                                            1,439,737     39,072            -
LIABILITIES:
Due to MetLife Investors Insurance Company                     20          -            -
                                                       ---------- ----------   ----------
NET ASSETS                                             $1,439,717 $   39,072   $        -
                                                       ========== ==========   ==========
Outstanding Units                                         125,819        677            -
Single Premium Variable Life Unit Values               $    10.44
Flexible Premium Variable Life Unit Values             $    11.47 $    57.72   $    22.56

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                        MetLife
                                                ------------------------------------------------------- -------------
                                                    Salomon                                   Capital
                                                   Brothers     T. Rowe Price T. Rowe Price  Guardian   Multi-Style
                                                U.S. Government   Small-Cap     Large-Cap   U.S. Equity   Equity
                                                   Portfolio      Portfolio     Portfolio     Series       Fund
                                                --------------- ------------- ------------- ----------- -----------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc. (MetLife),
 continued:
MetLife Salomon Brothers U.S. Government
 Portfolio                                        $        -     $        -    $        -   $        -  $        -
   0 shares; cost $0
MetLife T. Rowe Price Small-Cap Portfolio                  -        101,483             -            -           -
   6,708 shares; cost $83,698
MetLife T. Rowe Price Large-Cap Portfolio                  -              -        95,931            -           -
   7,091 shares; cost $82,186
MetLife Capital Guardian U.S. Equity Series                -              -             -      702,091           -
   56,942 shares; cost $638,491
Russell Investment Funds (Russell):
Russell Multi-Style Equity Fund                            -              -             -            -           -
   0 shares; cost $0
Russell Aggressive Equity Fund                             -              -             -            -           -
   0 shares; cost $0
Russell Non-U.S. Fund                                      -              -             -            -           -
   0 shares; cost $0
Russell Core Bond Fund                                     -              -             -            -           -
   0 shares; cost $0
                                                  ----------     ----------    ----------   ----------  ----------
Total Investments                                          -        101,483        95,931      702,091           -
Cash and Accounts Receivable                               -              -             -            -           -
Due from MetLife Investors Insurance Company               -              3            13            -           -
                                                  ----------     ----------    ----------   ----------  ----------
Total Assets                                               -        101,486        95,944      702,091           -
LIABILITIES:
Due to MetLife Investors Insurance Company                 -              -             -            -           -
                                                  ----------     ----------    ----------   ----------  ----------
NET ASSETS                                        $        -     $  101,486    $   95,944   $  702,091  $        -
                                                  ==========     ==========    ==========   ==========  ==========
Outstanding Units                                          -          6,135         6,776        5,582           -
Single Premium Variable Life Unit Value                          $    16.57    $    14.22   $   125.78
Flexible Premium Variable Life Unit Value         $   178.21     $    15.78    $    13.67   $   123.26  $     8.76

                                                     Russell
                                                -------------------------------

                                                Aggressive
                                                  Equity    Non-U.S.  Core Bond
                                                   Fund       Fund      Fund
                                                ---------- ---------- ----------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc. (MetLife),
 continued:
MetLife Salomon Brothers U.S. Government
 Portfolio                                      $        - $        - $        -
   0 shares; cost $0
MetLife T. Rowe Price Small-Cap Portfolio                -          -          -
   6,708 shares; cost $83,698
MetLife T. Rowe Price Large-Cap Portfolio                -          -          -
   7,091 shares; cost $82,186
MetLife Capital Guardian U.S. Equity Series              -          -          -
   56,942 shares; cost $638,491
Russell Investment Funds (Russell):
Russell Multi-Style Equity Fund                          -          -          -
   0 shares; cost $0
Russell Aggressive Equity Fund                           -          -          -
   0 shares; cost $0
Russell Non-U.S. Fund                                    -          -          -
   0 shares; cost $0
Russell Core Bond Fund                                   -          -          -
   0 shares; cost $0
                                                ---------- ---------- ----------
Total Investments                                        -          -          -
Cash and Accounts Receivable                             -          -          -
Due from MetLife Investors Insurance Company             -          -          -
                                                ---------- ---------- ----------
Total Assets                                             -          -          -
LIABILITIES:
Due to MetLife Investors Insurance Company               -          -          -
                                                ---------- ---------- ----------
NET ASSETS                                      $        - $        - $        -
                                                ========== ========== ==========
Outstanding Units                                        -          -          -
Single Premium Variable Life Unit Value
Flexible Premium Variable Life Unit Value       $    12.99 $    10.80 $    13.89

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                       Russell              AIM                  Scudder II
                                                     ----------- -------------------------- ---------------------
                                                     Real Estate   Capital    International Small-Cap  Government
                                                     Securities  Appreciation    Growth      Growth    Securities
                                                        Fund         Fund         Fund      Portfolio  Portfolio
                                                     ----------- ------------ ------------- ---------- ----------
ASSETS:
Investments at Fair Value:
Russell Insurance Funds (Russell), continued:
Russell Real Estate Securities Fund                  $        -   $        -   $        -   $        - $        -
   0 shares; cost $0
AIM Variable Insurance Funds, Inc. (AIM):
AIM Capital Appreciation Fund                                 -      255,794            -            -          -
   10,364 shares; cost $330,669
AIM International Growth Fund                                 -            -       41,275            -          -
   1,782 shares; cost $34,316
Scudder Variable Series II (Scudder II):
Scudder II Small-Cap Growth Portfolio                         -            -            -        2,678          -
   199 shares; cost $2,861
Scudder II Government Securities Portfolio                    -            -            -            -        293
   24 shares; cost $288
Putnam Variable Trust (Putnam):
Putnam Growth & Income Fund                                   -            -            -            -          -
   2,284 shares; cost $52,143
Putnam Vista Fund                                             -            -            -            -          -
   1,558 shares; cost $21,411
Franklin Templeton Variable Insurance Products Trust
 (Templeton):
Templeton Growth Securities Fund                              -            -            -            -          -
   335 shares; cost $3,616
                                                     ----------   ----------   ----------   ---------- ----------
Total Investments                                             -      255,794       41,275        2,678        293
Cash and Accounts Receivable                                  -            -            -            -          -
Due from MetLife Investors Insurance Company                  -            -           10           11          1
                                                     ----------   ----------   ----------   ---------- ----------
Total Assets                                                  -      255,794       41,285        2,689        294
LIABILITIES:
Due to MetLife Investors Insurance Company                    -            -            -            -          -
                                                     ----------   ----------   ----------   ---------- ----------
NET ASSETS                                           $        -   $  255,794   $   41,285   $    2,689 $      294
                                                     ==========   ==========   ==========   ========== ==========
Outstanding Units                                             -       24,393        4,238          438         22
Single Premium Variable Life Unit Value                           $    10.82   $     9.75
Flexible Premium Variable Life Unit Value            $    26.54   $     7.10   $     9.45   $     6.14 $    13.35

                                                            Putnam         Templeton
                                                     --------------------- ----------
                                                      Growth &               Growth
                                                       Income     Vista    Securities
                                                        Fund      Fund        Fund
                                                     ---------- ---------- ----------
ASSETS:
Investments at Fair Value:
Russell Insurance Funds (Russell), continued:
Russell Real Estate Securities Fund                  $        - $        - $        -
   0 shares; cost $0
AIM Variable Insurance Funds, Inc. (AIM):
AIM Capital Appreciation Fund                                 -          -          -
   10,364 shares; cost $330,669
AIM International Growth Fund                                 -          -          -
   1,782 shares; cost $34,316
Scudder Variable Series II (Scudder II):
Scudder II Small-Cap Growth Portfolio                         -          -          -
   199 shares; cost $2,861
Scudder II Government Securities Portfolio                    -          -          -
   24 shares; cost $288
Putnam Variable Trust (Putnam):
Putnam Growth & Income Fund                              60,545          -          -
   2,284 shares; cost $52,143
Putnam Vista Fund                                             -     22,049          -
   1,558 shares; cost $21,411
Franklin Templeton Variable Insurance Products Trust
 (Templeton):
Templeton Growth Securities Fund                              -          -      4,690
   335 shares; cost $3,616
                                                     ---------- ---------- ----------
Total Investments                                        60,545     22,049      4,690
Cash and Accounts Receivable                                  -          -          -
Due from MetLife Investors Insurance Company                 34         18          -
                                                     ---------- ---------- ----------
Total Assets                                             60,579     22,067      4,690
LIABILITIES:
Due to MetLife Investors Insurance Company                    -          -          -
                                                     ---------- ---------- ----------
NET ASSETS                                           $   60,579 $   22,067 $    4,690
                                                     ========== ========== ==========
Outstanding Units                                         5,012      3,275        292
Single Premium Variable Life Unit Value                                    $    16.08
Flexible Premium Variable Life Unit Value            $    12.09 $     6.74

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                         Templeton
                                                   ---------------------
                                                                 Developing
                                                    Foreign       Markets
                                                   Securities    Securities
                                                      Fund          Fund
                                                   ----------    ----------
        ASSETS:
        Investments at Fair Value:
        Franklin Templeton Variable Insurance
         Products Trust (Templeton), continued:
        Templeton Foreign Securities Fund          $   50,418    $        -
           3,183 shares; cost $48,027
        Templeton Developing Markets Securities
         Fund                                               -        14,003
           1,274 shares; cost $8,382
                                                   ----------    ----------
        Total Investments                              50,418        14,003
        Cash and Accounts Receivable                        -             -
        Due from MetLife Investors Insurance
         Company                                           71            92
                                                   ----------    ----------
        Total Assets                                   50,489        14,095
        LIABILITIES:
        Due to MetLife Investors Insurance Company          -             -
                                                   ----------    ----------
        NET ASSETS                                 $   50,489    $   14,095
                                                   ==========    ==========
        Outstanding Units                               4,105           796
        Single Premium Variable Life Unit Value    $    12.67
        Flexible Premium Variable Life Unit Value  $    11.96    $    17.71

See Accompanying Notes to Financial Statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                    Met Investors
                            --------------------------------------------------------------------------------------------
                                     Lord Abbett Growth & Income                        Lord Abbett Bond Debenture
                                              Portfolio                                         Portfolio
                            ---------------------------------------------     ---------------------------------------------
                                 2005            2004              2003            2005              2004              2003
                            --------------  --------------    --------------  --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $      186,584  $       25,083    $       30,433  $       60,841    $       33,953    $       11,321
Expenses:
 Mortality and expense
   charges                          12,174           6,987             2,397           4,468             2,192               857
                            --------------  --------------    --------------  --------------    --------------    --------------
    Net investment
     income (loss)                 174,410          18,096            28,036          56,373            31,761            10,464
                            --------------  --------------    --------------  --------------    --------------    --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            82,973          52,257           (12,930)         16,753             7,926            (9,407)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     (43,138)        539,624           960,537         (52,300)           25,513            92,107
                            --------------  --------------    --------------  --------------    --------------    --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    39,835         591,881           947,607         (35,547)           33,439            82,700
                            --------------  --------------    --------------  --------------    --------------    --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $      214,245  $      609,977    $      975,643  $       20,826    $       65,200    $       93,164
                            ==============  ==============    ==============  ==============    ==============    ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                   Met Investors
                            -------------------------------------------------------------------------------------------
                                     Lord Abbett Mid-Cap Value                         Lord Abbett Growth Opportunity
                                             Portfolio                                            Portfolio
                            --------------------------------------------       ----------------------------------------------
                                 2005              2004           2003              2005              2004          2003 (h)
                            --------------    -------------- --------------    --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $       25,235    $       14,639 $       10,583    $       24,450    $            -  $            -
Expenses:
 Mortality and expense
   charges                             104               105             79                69                68              41
                            --------------    -------------- --------------    --------------    --------------  --------------
    Net investment
     income (loss)                  25,131            14,534         10,504            24,381               (68)            (41)
                            --------------    -------------- --------------    --------------    --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            14,185            25,588          1,994             4,048             8,073           6,219
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       7,585            77,662         94,768           (12,227)           32,407          74,807
                            --------------    -------------- --------------    --------------    --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    21,770           103,250         96,762            (8,179)           40,480          81,026
                            --------------    -------------- --------------    --------------    --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $       46,901    $      117,784 $      107,266    $       16,202    $       40,412  $       80,985
                            ==============    ============== ==============    ==============    ==============  ==============

(h) For the period April 25, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                               Met Investors
                       ---------------------------------------------------------------------------------------------
                              Met/Putnam Capital Opportunities                        Lazard Mid-Cap
                                         Portfolio                                      Portfolio
                       ---------------------------------------------  ----------------------------------------------
                            2005           2004            2003            2005              2004              2003
                       -------------- --------------  --------------  --------------    --------------    --------------
INVESTMENT INCOME
 (LOSS):
Income:
 Dividends             $          670 $            -  $            -  $       65,079    $            -    $        1,399
Expenses:
 Mortality and
   expense charges                  1              1               -           3,067             1,742               483
                       -------------- --------------  --------------  --------------    --------------    --------------
    Net investment
     income (loss)                669             (1)              -          62,012            (1,742)              916
                       -------------- --------------  --------------  --------------    --------------    --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
 Net realized gains
   (losses) from
   security
   transactions                   828            408          (2,776)         40,380            10,361               817
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments              19,869         36,050          50,014         (59,086)           35,853            27,320
                       -------------- --------------  --------------  --------------    --------------    --------------
    Net realized
     and unrealized
     gains (losses)
     on investments            20,697         36,458          47,238         (18,706)           46,214            28,137
                       -------------- --------------  --------------  --------------    --------------    --------------
    NET INCREASE
     (DECREASE) IN
     NET ASSETS
     RESULTING FROM
     OPERATIONS        $       21,366 $       36,457  $       47,238  $       43,306    $       44,472    $       29,053
                       ============== ==============  ==============  ==============    ==============    ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                   Met Investors
                            --------------------------------------------------------------------------------------------
                                       Met/AIM Small-Cap Growth                      Third Avenue Small-Cap Value
                                              Portfolio                                        Portfolio
                            ---------------------------------------------    ---------------------------------------------
                                 2005           2004            2003              2005            2004           2003
                            -------------- --------------  --------------    --------------  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $       10,386 $            -  $            -    $        3,272  $       16,664 $        1,929
Expenses:
 Mortality and expense
   charges                           2,492          1,433             464             5,696           2,911            438
                            -------------- --------------  --------------    --------------  -------------- --------------
    Net investment
     income (loss)                   7,894         (1,433)           (464)           (2,424)         13,753          1,491
                            -------------- --------------  --------------    --------------  -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            13,820         27,947           1,132            32,042          43,459            489
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      18,075         (3,921)         29,894           128,021          41,224         30,933
                            -------------- --------------  --------------    --------------  -------------- --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    31,895         24,026          31,026           160,063          84,683         31,422
                            -------------- --------------  --------------    --------------  -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $       39,789 $       22,593  $       30,562    $      157,639  $       98,436 $       32,913
                            ============== ==============  ==============    ==============  ============== ==============


See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                    Met Investors
                            ---------------------------------------------------------------------------------------------
                                        Janus Aggressive Growth                          MFS Research International
                                               Portfolio                                          Portfolio
                            ----------------------------------------------      ---------------------------------------------
                                 2005              2004              2003            2005           2004            2003
                            --------------    --------------    --------------  -------------- --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $          534    $            -    $            -  $       63,577 $        1,619  $        2,316
Expenses:
 Mortality and expense
   charges                           2,476             1,579               420           4,475          2,310             731
                            --------------    --------------    --------------  -------------- --------------  --------------
    Net investment
     income (loss)                  (1,942)           (1,579)             (420)         59,102           (691)          1,585
                            --------------    --------------    --------------  -------------- --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            10,577             1,999               357          34,122         16,453           2,619
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      52,112            28,160            22,061          85,729         96,503          94,488
                            --------------    --------------    --------------  -------------- --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                    62,689            30,159            22,418         119,851        112,956          97,107
                            --------------    --------------    --------------  -------------- --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $       60,747    $       28,580    $       21,998  $      178,953 $      112,265  $       98,692
                            ==============    ==============    ==============  ============== ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                    Met Investors
                            --------------------------------------------------------------------------------------------
                                     T. Rowe Price Mid-Cap Growth                 Oppenheimer Capital Appreciation
                                              Portfolio                                      Portfolio
                            ---------------------------------------------  ---------------------------------------------
                                 2005           2004            2003            2005           2004            2003
                            -------------- --------------  --------------  -------------- --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $       26,476 $            -  $            -  $       12,866 $       24,937  $            -
Expenses:
 Mortality and expense
   charges                           6,149          2,513             635           5,703          1,698             289
                            -------------- --------------  --------------  -------------- --------------  --------------
    Net investment
     income (loss)                  20,327         (2,513)           (635)          7,163         23,239            (289)
                            -------------- --------------  --------------  -------------- --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions            51,707         25,484             386           1,112         15,768             684
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      88,802         78,851          40,626          60,288         (5,110)         17,844
                            -------------- --------------  --------------  -------------- --------------  --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                   140,509        104,335          41,012          61,400         10,658          18,528
                            -------------- --------------  --------------  -------------- --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $      160,836 $      101,822  $       40,377  $       68,563 $       33,897  $       18,239
                            ============== ==============  ==============  ============== ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                Met Investors
                       ----------------------------------------------------------------------------------------------
                               PIMCO Inflation Protected Bond                       RCM Global Technology
                                          Portfolio                                       Portfolio
                       ----------------------------------------------  ----------------------------------------------
                            2005            2004          2003 (i)          2005              2004            2003
                       --------------  --------------  --------------  --------------    --------------  --------------
INVESTMENT INCOME
 (LOSS):
Income:
 Dividends             $        1,446  $       28,169  $        1,957  $          525    $           37  $            -
Expenses:
 Mortality and
   expense charges              4,113           1,255              81             346               188              34
                       --------------  --------------  --------------  --------------    --------------  --------------
    Net investment
     income (loss)             (2,667)         26,914           1,876             179              (151)            (34)
                       --------------  --------------  --------------  --------------    --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
 Net realized gains
   (losses) from
   security
   transactions                 1,470             936               2          (1,302)               27             106
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments               7,401          (8,572)           (783)          9,190            (1,146)          1,458
                       --------------  --------------  --------------  --------------    --------------  --------------
    Net realized
     and unrealized
     gains (losses)
     on investments             8,871          (7,636)           (781)          7,888            (1,119)          1,564
                       --------------  --------------  --------------  --------------    --------------  --------------
    NET INCREASE
     (DECREASE) IN
     NET ASSETS
     RESULTING FROM
     OPERATIONS        $        6,204  $       19,278  $        1,095  $        8,067    $       (1,270) $        1,530
                       ==============  ==============  ==============  ==============    ==============  ==============

(i) For the period May 1, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003


                                                                       Met Investors
                                -------------------------------------------------------------------------------------------
                                             PIMCO Money Market                          PIMCO Total Return Bond
                                                 Portfolio                                      Portfolio
                                -------------------------------------------- ----------------------------------------------
                                   2005 (a)         2004           2003           2005              2004            2003
                                -------------- -------------- -------------- --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                      $       10,294 $       20,653 $       12,584 $       13,202    $       66,923  $       10,149
Expenses:
 Mortality and expense
   charges                               2,773         12,746         10,592          7,285             4,123           1,578
                                -------------- -------------- -------------- --------------    --------------  --------------
    Net investment income
     (loss)                              7,521          7,907          1,992          5,917            62,800           8,571
                                -------------- -------------- -------------- --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains
   (losses) from security
   transactions                              -              -              -         (2,339)            3,072           3,918
 Change in unrealized
   appreciation
   (depreciation) of
   investments                               -              -              -         29,787           (23,702)         (1,909)
                                -------------- -------------- -------------- --------------    --------------  --------------
    Net realized and
     unrealized gains
     (losses) on investments                 -              -              -         27,448           (20,630)          2,009
                                -------------- -------------- -------------- --------------    --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS
     RESULTING FROM
     OPERATIONS                 $        7,521 $        7,907 $        1,992 $       33,365    $       42,170  $       10,580
                                ============== ============== ============== ==============    ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                       Met Investors
                                 ------------------------------------------------------------------------------------------
                                         Harris Oakmark International                      Neuberger Berman Real Estate
                                                   Portfolio                                        Portfolio
                                 ---------------------------------------------     --------------------------------------------
                                      2005              2004            2003            2005            2004 (e)
                                 --------------    --------------  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $       16,845    $          198  $        2,563  $          311    $          588
Expenses:
 Mortality and expense charges            5,997             2,343             472             842                15
                                 --------------    --------------  --------------  --------------    --------------
    Net investment income
     (loss)                              10,848            (2,145)          2,091            (531)              573
                                 --------------    --------------  --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions            57,863            22,868             973           3,197                42
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           81,273            74,061          36,687          25,689               690
                                 --------------    --------------  --------------  --------------    --------------
    Net realized and
     unrealized gains
     (losses) on investments            139,136            96,929          37,660          28,886               732
                                 --------------    --------------  --------------  --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $      149,984    $       94,784  $       39,751  $       28,355    $        1,305
                                 ==============    ==============  ==============  ==============    ==============

(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                            Met Investors
                       ----------------------------------------------------------------------------------------
                                  Turner Mid-Cap Growth                         Goldman Sachs Mid-Cap Value
                                        Portfolio                                        Portfolio
                       --------------------------------------------     -------------------------------------------
                            2005            2004 (e)                         2005            2004 (e)
                       --------------    --------------                 --------------    --------------
INVESTMENT INCOME
 (LOSS):
Income:
 Dividends             $        5,037    $            -                 $       23,875    $          626
Expenses:
 Mortality and
   expense charges                529                 4                          1,380                19
                       --------------    --------------                 --------------    --------------
    Net investment
     income (loss)              4,508                (4)                        22,495               607
                       --------------    --------------                 --------------    --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
 Net realized gains
   (losses) from
   security
   transactions                   818                 4                          3,510                13
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments              12,043               402                          6,060               708
                       --------------    --------------                 --------------    --------------
    Net realized
     and unrealized
     gains (losses)
     on investments            12,861               406                          9,570               721
                       --------------    --------------                 --------------    --------------
    NET INCREASE
     (DECREASE) IN
     NET ASSETS
     RESULTING FROM
     OPERATIONS        $       17,369    $          402                 $       32,065    $        1,328
                       ==============    ==============                 ==============    ==============

(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                Met Investors
                            --------------------------------------------------------------------------------------
                                        Defensive Strategy                                Moderate Strategy
                                           Fund of Fund                                     Fund of Fund
                            ------------------------------------------       -------------------------------------------
                               2005 (b)                                         2005 (b)
                            --------------                                   --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                  $            -                                   $        3,950
Expenses:
 Mortality and expense
   charges                               -                                              140
                            --------------                                   --------------
    Net investment
     income (loss)                       -                                            3,810
                            --------------                                   --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                 -                                               34
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                                           (2,868)
                            --------------                                   --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                         -                                           (2,834)
                            --------------                                   --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS        $            -                                   $          976
                            ==============                                   ==============

(b) For the period May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                     Met Investors
                                 -------------------------------------------------------------------------------------
                                             Balanced Strategy                                Growth Strategy
                                                Fund of Fund                                    Fund of Fund
                                 ------------------------------------------      ------------------------------------------
                                    2005 (b)                                        2005 (b)
                                 --------------                                  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $        1,110                                  $       11,271
Expenses:
 Mortality and expense charges               75                                             395
                                 --------------                                  --------------
    Net investment income
     (loss)                               1,035                                          10,876
                                 --------------                                  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions               139                                             301
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            1,994                                             862
                                 --------------                                  --------------
    Net realized and
     unrealized gains
     (losses) on investments              2,133                                           1,163
                                 --------------                                  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $        3,168                                  $       12,039
                                 ==============                                  ==============

(b) For the period May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                               Met Investors
                             ----------------------------------------------------------------------------------
                                        Aggressive Strategy                       VanKampen ComStock
                                           Fund of Fund                               Portfolio
                             ----------------------------------------- ----------------------------------------
                                2005 (b)                                  2005 (b)
                             --------------                            --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                   $          828                            $          771
Expenses:
 Mortality and expense
   charges                               26                                        49
                             --------------                            --------------
    Net investment income
     (loss)                             802                                       722
                             --------------                            --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from security
   transactions                          39                                        17
 Change in unrealized
   appreciation
   (depreciation) of
   investments                         (818)                                      124
                             --------------                            --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                       (779)                                      141
                             --------------                            --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS         $           23                            $          863
                             ==============                            ==============

(b) For the period May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                   Met Investors
                            ------------------------------------------------------------------------------------------
                                       JP Morgan Quality Bond                           JP Morgan Select Equity
                                              Portfolio                                        Portfolio
                            --------------------------------------------     --------------------------------------------
                                              2004 (d)            2003                           2004 (d)            2003
                                           --------------    --------------                   --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                                 $       22,154    $        9,536                   $       11,959    $        3,659
Expenses:
 Mortality and expense
   charges                                             43                49                                -                 -
                                           --------------    --------------                   --------------    --------------
    Net investment
     income (loss)                                 22,111             9,487                           11,959             3,659
                                           --------------    --------------                   --------------    --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                            2,882               796                          (95,536)           (6,321)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                    (15,921)           (1,093)                         135,811           175,509
                                           --------------    --------------                   --------------    --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                                  (13,039)             (297)                          40,275           169,188
                                           --------------    --------------                   --------------    --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                       $        9,072    $        9,190                   $       52,234    $      172,847
                                           ==============    ==============                   ==============    ==============

(d) For the period January 1, 2004 to November 19, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                 Met Investors
                            --------------------------------------------------------------------------------------
                                        Met/Putnam Research                       JP Morgan Enhanced Index
                                             Portfolio                                   Portfolio
                            -------------------------------------------  -----------------------------------------
                                            2004 (d)          2003                                     2003 (g)
                                         --------------  --------------                             --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                               $        1,547  $           39                             $        9,842
Expenses:
 Mortality and expense
   charges                                          718             476                                         14
                                         --------------  --------------                             --------------
    Net investment
     income (loss)                                  829            (437)                                     9,828
                                         --------------  --------------                             --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
 Net realized gains
   (losses) from
   security transactions                         26,765            (509)                                  (420,221)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                  (23,312)         23,057                                    429,475
                                         --------------  --------------                             --------------
    Net realized and
     unrealized gains
     (losses) on
     investments                                  3,453          22,548                                      9,254
                                         --------------  --------------                             --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                     $        4,282  $       22,111                             $       19,082
                                         ==============  ==============                             ==============

(d) For the period January 1, 2004 to November 19, 2004
(g) For the period January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                    Met Investors
                                ------------------------------------------------------------------------------------
                                     JP Morgan International Equity              Lord Abbett Developing Growth
                                                Portfolio                                  Portfolio
                                ----------------------------------------  ------------------------------------------
                                                             2003 (g)                                    2003 (g)
                                                          --------------                              --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                                                $        1,202                              $            -
Expenses:
 Mortality and expense
   charges                                                             -                                          21
                                                          --------------                              --------------
    Net investment income
     (loss)                                                        1,202                                         (21)
                                                          --------------                              --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains
   (losses) from security
   transactions                                                 (119,368)                                   (148,082)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                                   112,802                                     150,396
                                                          --------------                              --------------
    Net realized and
     unrealized gains
     (losses) on investments                                      (6,566)                                      2,314
                                                          --------------                              --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS
     RESULTING FROM
     OPERATIONS                                           $       (5,364)                             $        2,293
                                                          ==============                              ==============

(g) For the period January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003


                                                  ------------------------------
                                                                  Davis Venture
                                                                      Value
                                                  ------------------------------
                                                       2005           2004
                                                  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $       13,533 $        4,172
Expenses:
  Mortality and expense charges                           10,962          4,785
                                                  -------------- --------------
    Net investment income (loss)                           2,571           (613)
                                                  -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           83,230         24,554
  Change in unrealized appreciation
   (depreciation) of investments                         114,593         83,751
                                                  -------------- --------------
    Net realized and unrealized gains (losses)
     on investments                                      197,823        108,305
                                                  -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $      200,394 $      107,692
                                                  ============== ==============

                                                              MetLife
                                                  -------------------------------------------------------------
                                                                             Harris Oakmark Focused
                                                                                   Value Fund
                                                  --------------- --------------------------------------------
                                                       2003            2005              2004           2003
                                                  --------------  --------------    -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $          432  $       14,717    $        7,750 $           88
Expenses:
  Mortality and expense charges                            1,216           7,519             4,132            791
                                                  --------------  --------------    -------------- --------------
    Net investment income (loss)                            (784)          7,198             3,618           (703)
                                                  --------------  --------------    -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                            1,785          14,865            41,022          1,227
  Change in unrealized appreciation
   (depreciation) of investments                          75,955         103,207            30,634         53,655
                                                  --------------  --------------    -------------- --------------
    Net realized and unrealized gains (losses)
     on investments                                       77,740         118,072            71,656         54,882
                                                  --------------  --------------    -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $       76,956  $      125,270    $       75,274 $       54,179
                                                  ==============  ==============    ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                             MetLife
                                                  ---------------------------------------------------------------------
                                                                  Jennison Growth
                                                                     Portfolio
                                                  ----------------------------------------------      -----------------
                                                       2005              2004              2003            2005
                                                  --------------    --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $        2,278    $          285    $           59  $       16,481
Expenses:
  Mortality and expense charges                            3,081             1,674               550           5,452
                                                  --------------    --------------    --------------  --------------
    Net investment income (loss)                            (803)           (1,389)             (491)         11,029
                                                  --------------    --------------    --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           15,433             7,603               523          44,096
  Change in unrealized appreciation
   (depreciation) of investments                          69,258            23,368            29,210         (12,358)
                                                  --------------    --------------    --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                       84,691            30,971            29,733          31,738
                                                  --------------    --------------    --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $       83,888    $       29,582    $       29,242  $       42,767
                                                  ==============    ==============    ==============  ==============

                                                  ------------------------
                                                  Stock Index
                                                   Portfolio
                                                  ----------------------------
                                                       2004           2003
                                                  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $        6,632 $        4,941
Expenses:
  Mortality and expense charges                            4,527          1,933
                                                  -------------- --------------
    Net investment income (loss)                           2,105          3,008
                                                  -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           37,652         33,294
  Change in unrealized appreciation
   (depreciation) of investments                          45,935         69,746
                                                  -------------- --------------
    Net realized and unrealized gains (losses)
     on investments                                       83,587        103,040
                                                  -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $       85,692 $      106,048
                                                  ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                          MetLife
                                 ------------------------------------------------------------------------------------------
                                            BlackRock Money Market                           BlackRock Bond Income
                                                  Portfolio                                        Portfolio
                                 --------------------------------------------    ---------------------------------------------
                                      2005              2004         2003 (h)         2005          2004 (e)
                                 --------------    -------------- -------------- --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $       33,319    $          686 $          841 $        1,952  $            -
Expenses:
 Mortality and expense charges            5,430                 1              -            206             157
                                 --------------    -------------- -------------- --------------  --------------
    Net investment income
     (loss)                              27,889               685            841          1,746            (157)
                                 --------------    -------------- -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions                 -                 -              2             43              83
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                -                 -              -         (1,165)          1,828
                                 --------------    -------------- -------------- --------------  --------------
    Net realized and
     unrealized gains
     (losses) on investments                  -                 -              2         (1,122)          1,911
                                 --------------    -------------- -------------- --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $       27,889    $          685 $          843 $          624  $        1,754
                                 ==============    ============== ============== ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004
(h) For the period April 25, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                        MetLife
                                 --------------------------------------------------------------------------------------
                                       Salomon Brothers Strategic Bond                  Salomon Brothers U.S. Government
                                                  Portfolio                                        Portfolio
                                 -------------------------------------------       ------------------------------------------
                                      2005            2004 (e)                        2005 (b)
                                 --------------    --------------                  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $            -    $            -                  $            -
Expenses:
 Mortality and expense charges                -                 -                               -
                                 --------------    --------------                  --------------
    Net investment income
     (loss)                                   -                 -                               -
                                 --------------    --------------                  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions                 -                 -                               -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                -                 -                               -
                                 --------------    --------------                  --------------
    Net realized and
     unrealized gains
     (losses) on investments                  -                 -                               -
                                 --------------    --------------                  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $            -    $            -                  $            -
                                 ==============    ==============                  ==============

(b) For the period May 2, 2005 to December 31, 2005
(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                          MetLife
                                 ------------------------------------------------------------------------------------------
                                            T. Rowe Price Small-Cap                         T. Rowe Price Large-Cap
                                                   Portfolio                                       Portfolio
                                 ---------------------------------------------    --------------------------------------------
                                      2005          2004 (e)                           2005         2004 (e)
                                 --------------  --------------                   -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $            -  $            -                   $          515 $            -
Expenses:
 Mortality and expense charges               13               -                               52             42
                                 --------------  --------------                   -------------- --------------
    Net investment income
     (loss)                                 (13)              -                              463            (42)
                                 --------------  --------------                   -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions               312            (404)                             349             14
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           10,083           7,702                            5,140          8,605
                                 --------------  --------------                   -------------- --------------
    Net realized and
     unrealized gains
     (losses) on investments             10,395           7,298                            5,489          8,619
                                 --------------  --------------                   -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $       10,382  $        7,298                   $        5,952 $        8,577
                                 ==============  ==============                   ============== ==============

(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                   MetLife                                         GACC
                                 -------------------------------------------    ------------------------------------------
                                        Capital Guardian U.S. Equity                           Money Market
                                                   Series                                          Fund
                                 -------------------------------------------    ------------------------------------------
                                      2005         2004 (f)                                                    2003 (g)
                                 -------------- --------------                                              --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $          177 $            -                                              $          606
Expenses:
 Mortality and expense charges                -              -                                                           -
                                 -------------- --------------                                              --------------
    Net investment income
     (loss)                                 177              -                                                         606
                                 -------------- --------------                                              --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions             1,047            239                                                      (1,505)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           36,791         26,809                                                       1,575
                                 -------------- --------------                                              --------------
    Net realized and
     unrealized gains
     (losses) on investments             37,838         27,048                                                          70
                                 -------------- --------------                                              --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $       38,015 $       27,048                                              $          676
                                 ============== ==============                                              ==============

(f) For the period November 22, 2004 to December 31, 2004
(g) For the period January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                           Russell
                                 ---------------------------------------------------------------------
                                              Multi-Style Equity                                   Agg
                                                     Fund
                                 --------------------------------------------        -----------------
                                      2005              2004              2003            2005
                                 --------------    --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $            -    $            -    $            -  $            -
Expenses:
 Mortality and expense charges                -                 -                 -               -
                                 --------------    --------------    --------------  --------------
    Net investment income
     (loss)                                   -                 -                 -               -
                                 --------------    --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions                 -                 -               (35)              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                -                 -                43               -
                                 --------------    --------------    --------------  --------------
    Net realized and
     unrealized gains
     (losses) on investments                  -                 -                 8               -
                                 --------------    --------------    --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $            -    $            -    $            8  $            -
                                 ==============    ==============    ==============  ==============

                                 ---------------------
                                 ressive Equity
                                    Fund
                                 ---------------------------
                                      2004              2003
                                 --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $            -    $            -
Expenses:
 Mortality and expense charges                -                 -
                                 --------------    --------------
    Net investment income
     (loss)                                   -                 -
                                 --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions                 -               (12)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                -                33
                                 --------------    --------------
    Net realized and
     unrealized gains
     (losses) on investments                  -                21
                                 --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $            -    $           21
                                 ==============    ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                            Russell
                                                  --------------------------------------------------------------------
                                                                    Non-U.S.
                                                                      Fund
                                                  --------------------------------------------       -----------------
                                                       2005           2004              2003              2005
                                                  -------------- --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            - $            -    $            -    $            -
Expenses:
  Mortality and expense charges                                -              -                 -                 -
                                                  -------------- --------------    --------------    --------------
    Net investment income (loss)                               -              -                 -                 -
                                                  -------------- --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                -              -               (36)                -
  Change in unrealized appreciation
   (depreciation) of investments                               -              -                46                 -
                                                  -------------- --------------    --------------    --------------
    Net realized and unrealized gains (losses)
     on investments                                            -              -                10                 -
                                                  -------------- --------------    --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $            - $            -    $           10    $            -
                                                  ============== ==============    ==============    ==============

                                                  ----------------------
                                                   Core Bond
                                                     Fund
                                                  ---------------------------
                                                       2004           2003
                                                  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            - $            2
Expenses:
  Mortality and expense charges                                -              -
                                                  -------------- --------------
    Net investment income (loss)                               -              2
                                                  -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                -             10
  Change in unrealized appreciation
   (depreciation) of investments                               -             (8)
                                                  -------------- --------------
    Net realized and unrealized gains (losses)
     on investments                                            -              2
                                                  -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $            - $            4
                                                  ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                     Russell
                                                  --------------------------------------------
                                                             Real Estate Securities
                                                                      Fund
                                                  --------------------------------------------
                                                       2005           2004           2003
                                                  -------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            - $            - $            3
Expenses:
  Mortality and expense charges                                -              -              -
                                                  -------------- -------------- --------------
    Net investment income (loss)                               -              -              3
                                                  -------------- -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                -              -             35
  Change in unrealized appreciation
   (depreciation) of investments                               -              -            (11)
                                                  -------------- -------------- --------------
    Net realized and unrealized gains (losses)
     on investments                                            -              -             24
                                                  -------------- -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $            - $            - $           27
                                                  ============== ============== ==============

                                                                        AIM
                                                  ----------------------------------------------
                                                               Capital Appreciation
                                                                       Fund
                                                  ----------------------------------------------
                                                       2005            2004              2003
                                                  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $          157  $            -    $            -
Expenses:
  Mortality and expense charges                               71              50                39
                                                  --------------  --------------    --------------
    Net investment income (loss)                              86             (50)              (39)
                                                  --------------  --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          (19,038)         (7,322)          (14,584)
  Change in unrealized appreciation
   (depreciation) of investments                          38,925          24,313            76,462
                                                  --------------  --------------    --------------
    Net realized and unrealized gains (losses)
     on investments                                       19,887          16,991            61,878
                                                  --------------  --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $       19,973  $       16,941    $       61,839
                                                  ==============  ==============    ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                              AIM
                                                  -----------------------------------------------------------------
                                                               International Growth
                                                                       Fund
                                                  ---------------------------------------------       -------------
                                                       2005              2004              2003
                                                  --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $          254    $          215    $          147
Expenses:
  Mortality and expense charges                                2                 -                 1
                                                  --------------    --------------    --------------
    Net investment income (loss)                             252               215               146
                                                  --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                               54              (338)             (293)
  Change in unrealized appreciation
   (depreciation) of investments                           5,980             7,287             7,115
                                                  --------------    --------------    --------------
    Net realized and unrealized gains (losses)
     on investments                                        6,034             6,949             6,822
                                                  --------------    --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $        6,286    $        7,164    $        6,968
                                                  ==============    ==============    ==============

                                                  --------------------------
                                                    Premier Equity
                                                         Fund
                                                  -------------------------------
                                                     2004 (c)            2003
                                                  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -    $          325
Expenses:
  Mortality and expense charges                                -               122
                                                  --------------    --------------
    Net investment income (loss)                               -               203
                                                  --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          (48,828)           (4,203)
  Change in unrealized appreciation
   (depreciation) of investments                          46,604            27,351
                                                  --------------    --------------
    Net realized and unrealized gains (losses)
     on investments                                       (2,224)           23,148
                                                  --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $       (2,224)   $       23,351
                                                  ==============    ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                           Alliance
                                                  --------------------------------------------------------------------
                                                        Bernstein Real Estate Investment                             P
                                                                    Portfolio
                                                  ---------------------------------------------       ----------------
                                                     2005 (a)          2004              2003
                                                  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -  $          301    $          277
Expenses:
  Mortality and expense charges                               26              79                59
                                                  --------------  --------------    --------------
    Net investment income (loss)                             (26)            222               218
                                                  --------------  --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                            6,408           1,038               328
  Change in unrealized appreciation
   (depreciation) of investments                          (6,952)          2,947             2,791
                                                  --------------  --------------    --------------
    Net realized and unrealized gains (losses)
     on investments                                         (544)          3,985             3,119
                                                  --------------  --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $         (570) $        4,207    $        3,337
                                                  ==============  ==============    ==============

                                                  ----------------------
                                                  remier Growth
                                                    Portfolio
                                                  ----------------------------
                                                     2004 (c)            2003
                                                  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -    $            -
Expenses:
  Mortality and expense charges                                3               116
                                                  --------------    --------------
    Net investment income (loss)                              (3)             (116)
                                                  --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           (9,712)           (6,239)
  Change in unrealized appreciation
   (depreciation) of investments                           9,323            10,400
                                                  --------------    --------------
    Net realized and unrealized gains (losses)
     on investments                                         (389)            4,161
                                                  --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $         (392)   $        4,045
                                                  ==============    ==============

(a) For the period January 1, 2005 to April 29, 2005
(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                       Liberty
                                                     ------------------------------------------  -------------
                                                                 Newport Tiger Fund,
                                                                   Variable Series
                                                     ------------------------------------------  -------------
                                                                     2004 (c)         2003
                                                                  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                       $            - $            -
Expenses:
  Mortality and expense charges                                                -              -
                                                                  -------------- --------------
    Net investment income (loss)                                               -              -
                                                                  -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                                -            (31)
  Change in unrealized appreciation (depreciation)
   of investments                                                              -             44
                                                                  -------------- --------------
    Net realized and unrealized gains (losses) on
     investments                                                               -             13
                                                                  -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                   $            - $           13
                                                                  ============== ==============

                                                       Goldman Sachs
                                                     ------------------------------
                                                     Growth and Income
                                                            Fund
                                                     ------------------------------
                                                        2004 (c)         2003
                                                     -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                          $            - $            -
Expenses:
  Mortality and expense charges                                   -              -
                                                     -------------- --------------
    Net investment income (loss)                                  -              -
                                                     -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                   -            (29)
  Change in unrealized appreciation (depreciation)
   of investments                                                 -             40
                                                     -------------- --------------
    Net realized and unrealized gains (losses) on
     investments                                                  -             11
                                                     -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                      $            - $           11
                                                     ============== ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                 Goldman Sachs                                   Scudder II
                                                  -------------------------------------------  -------------------------------
                                                              International Equity                            Small-Cap Growth
                                                                      Fund                                        Portfolio
                                                  -------------------------------------------  -------------------------------
                                                                  2004 (c)          2003            2005            2004
                                                               --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                    $            -  $           14  $            -  $            -
Expenses:
  Mortality and expense charges                                             -               2              14              13
                                                               --------------  --------------  --------------  --------------
    Net investment income (loss)                                            -              12             (14)            (13)
                                                               --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                            33              (8)           (322)         (1,494)
  Change in unrealized appreciation
   (depreciation) of investments                                          (45)            105             495           1,769
                                                               --------------  --------------  --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                                       (12)             97             173             275
                                                               --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                $          (12) $          109  $          159  $          262
                                                               ==============  ==============  ==============  ==============

                                                  ---------------


                                                  ---------------
                                                       2003
                                                  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -
Expenses:
  Mortality and expense charges                               13
                                                  --------------
    Net investment income (loss)                             (13)
                                                  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           (1,176)
  Change in unrealized appreciation
   (depreciation) of investments                           1,812
                                                  --------------
    Net realized and unrealized gains (losses)
     on investments                                          636
                                                  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $          623
                                                  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                          Scudder II
                                 --------------------------------------------------------------------------------------------
                                             Dreman Small-Cap Value                            Government Securities
                                                   Portfolio                                         Portfolio
                                 ---------------------------------------------     ---------------------------------------------
                                    2005 (a)            2004            2003            2005            2004           2003
                                 --------------    --------------  --------------  --------------  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $            -    $            -  $            4  $           12  $            7 $           11
Expenses:
 Mortality and expense charges                -                 2               -               1               1              1
                                 --------------    --------------  --------------  --------------  -------------- --------------
    Net investment income
     (loss)                                   -                (2)              4              11               6             10
                                 --------------    --------------  --------------  --------------  -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions                 -                60              36              (1)              -              5
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                -                 -             (13)             (5)              2            (14)
                                 --------------    --------------  --------------  --------------  -------------- --------------
    Net realized and
     unrealized gains
     (losses) on investments                  -                60              23              (6)              2             (9)
                                 --------------    --------------  --------------  --------------  -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $                 $           58  $           27  $            5  $            8 $            1
                                 ==============    ==============  ==============  ==============  ============== ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                               MFS
                                                  ------------------------------------------------------------------------------
                                                                  Investors Trust                                  High Income
                                                                      Series                                         Series
                                                  ----------------------------------------------  ------------------------------
                                                     2005 (a)          2004            2003          2005 (a)          2004
                                                  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $          156  $          146  $           99  $            6  $          350
Expenses:
  Mortality and expense charges                               49             148             115              11              43
                                                  --------------  --------------  --------------  --------------  --------------
    Net investment income (loss)                             107              (2)            (16)             (5)            307
                                                  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                            1,557              37          (1,386)            524             112
  Change in unrealized appreciation
   (depreciation) of investments                          (2,823)          2,996           5,554            (669)            161
                                                  --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                       (1,266)          3,033           4,168            (145)            273
                                                  --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $       (1,159) $        3,031  $        4,152  $         (150) $          580
                                                  ==============  ==============  ==============  ==============  ==============

                                                  ---------------


                                                  ---------------
                                                       2003
                                                  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $          243
Expenses:
  Mortality and expense charges                               25
                                                  --------------
    Net investment income (loss)                             218
                                                  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                               18
  Change in unrealized appreciation
   (depreciation) of investments                             534
                                                  --------------
    Net realized and unrealized gains (losses)
     on investments                                          552
                                                  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $          770
                                                  ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                              MFS
                                                  ----------------------------------------------------------------------------
                                                                   New Discovery                                    Research
                                                                      Series                                         Series
                                                  ----------------------------------------------  ----------------------------
                                                     2005 (a)          2004            2003                        2004 (c)
                                                  --------------  --------------  --------------                --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -  $            -  $            -                $          265
Expenses:
  Mortality and expense charges                                -               1               -                             -
                                                  --------------  --------------  --------------                --------------
    Net investment income (loss)                               -              (1)              -                           265
                                                  --------------  --------------  --------------                --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                              (22)              -             (10)                           92
  Change in unrealized appreciation
   (depreciation) of investments                              (7)              6              60                            98
                                                  --------------  --------------  --------------                --------------
    Net realized and unrealized gains (losses)
     on investments                                          (29)              6              50                           190
                                                  --------------  --------------  --------------                --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $          (29) $            5  $           50                $          455
                                                  ==============  ==============  ==============                ==============

                                                  ---------------


                                                  ---------------
                                                       2003
                                                  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $          100
Expenses:
  Mortality and expense charges                              116
                                                  --------------
    Net investment income (loss)                             (16)
                                                  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                             (801)
  Change in unrealized appreciation
   (depreciation) of investments                           5,478
                                                  --------------
    Net realized and unrealized gains (losses)
     on investments                                        4,677
                                                  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                   $        4,661
                                                  ==============

(a) For the period January 1, 2005 to April 29, 2005
(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                                MFS
                                                     ----------------------------------------------------------
                                                                   Emerging Growth
                                                                        Series
                                                     -------------------------------------------  -------------
                                                                     2004 (c)          2003
                                                                  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                       $            -  $            -
Expenses:
  Mortality and expense charges                                                -              14
                                                                  --------------  --------------
    Net investment income (loss)                                               -             (14)
                                                                  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                             (764)           (167)
  Change in unrealized appreciation (depreciation)
   of investments                                                            806             835
                                                                  --------------  --------------
    Net realized and unrealized gains (losses) on
     investments                                                              42             668
                                                                  --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                   $           42  $          654
                                                                  ==============  ==============

                                                     ------------------------------
                                                      Strategic Income
                                                           Series
                                                     ------------------------------
                                                        2004 (c)         2003
                                                     -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                          $            - $            9
Expenses:
  Mortality and expense charges                                   -             12
                                                     -------------- --------------
    Net investment income (loss)                                  -             (3)
                                                     -------------- --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                   -            744
  Change in unrealized appreciation (depreciation)
   of investments                                                 -           (639)
                                                     -------------- --------------
    Net realized and unrealized gains (losses) on
     investments                                                  -            105
                                                     -------------- --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                      $            - $          102
                                                     ============== ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                        Oppenheimer
                                -------------------------------------------------------------------------------------------
                                             Capital Appreciation                      Main Street Growth and Income
                                                     Fund                                           Fund
                                ----------------------------------------------  -------------------------------------------
                                   2005 (a)          2004            2003                       2004 (c)          2003
                                --------------  --------------  --------------               --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                      $          414  $           92  $           12               $            9  $            6
Expenses:
 Mortality and expense
   charges                                  80             204              69                            -               4
                                --------------  --------------  --------------               --------------  --------------
    Net investment income
     (loss)                                334            (112)            (57)                           9               2
                                --------------  --------------  --------------               --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains
   (losses) from security
   transactions                            116           3,306             104                           54              (3)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          (2,643)           (638)          3,425                          (64)            189
                                --------------  --------------  --------------               --------------  --------------
    Net realized and
     unrealized gains
     (losses) on investments            (2,527)          2,668           3,529                          (10)            186
                                --------------  --------------  --------------               --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS
     RESULTING FROM
     OPERATIONS                 $       (2,193) $        2,556  $        3,472               $           (1) $          188
                                ==============  ==============  ==============               ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005
(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                                           Oppenheimer
                                                     ------------------------------------------------------------------------
                                                                     High Income                                     Bond
                                                                        Fund                                         Fund
                                                     ------------------------------------------  ----------------------------
                                                                     2004 (c)         2003                       2004 (c)
                                                                  -------------- --------------               --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                       $            - $            8               $          447
Expenses:
  Mortality and expense charges                                                -              -                            -
                                                                  -------------- --------------               --------------
    Net investment income (loss)                                               -              8                          447
                                                                  -------------- --------------               --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                                -            (17)                         189
  Change in unrealized appreciation (depreciation)
   of investments                                                              -             23                         (572)
                                                                  -------------- --------------               --------------
    Net realized and unrealized gains (losses) on
     investments                                                               -              6                         (383)
                                                                  -------------- --------------               --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                   $            - $           14               $           64
                                                                  ============== ==============               ==============

                                                     ---------------


                                                     ---------------
                                                          2003
                                                     --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                          $          532
Expenses:
  Mortality and expense charges                                  55
                                                     --------------
    Net investment income (loss)                                477
                                                     --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                 170
  Change in unrealized appreciation (depreciation)
   of investments                                               (66)
                                                     --------------
    Net realized and unrealized gains (losses) on
     investments                                                104
                                                     --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                      $          581
                                                     ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                 Oppenheimer                                    Putnam
                                 ------------------------------------------- --------------------------------------------
                                               Strategic Bond                               Growth & Income
                                                    Fund                                         Fund
                                 ------------------------------------------- --------------------------------------------
                                                  2004 (c)         2003           2005           2004           2003
                                               -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                                     $            - $            8 $          987 $          826 $          659
Expenses:
 Mortality and expense charges                              -              -            315            278            216
                                               -------------- -------------- -------------- -------------- --------------
    Net investment income
     (loss)                                                 -              8            672            548            443
                                               -------------- -------------- -------------- -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions                               -              2          1,119            689         (1,451)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                              -              -          1,065          4,351         10,541
                                               -------------- -------------- -------------- -------------- --------------
    Net realized and
     unrealized gains
     (losses) on investments                                -              2          2,184          5,040          9,090
                                               -------------- -------------- -------------- -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                           $            - $           10 $        2,856 $        5,588 $        9,533
                                               ============== ============== ============== ============== ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                             Putnam
                                 ----------------------------------------------------------------------------------------------
                                                      Vista                                   International Growth
                                                      Fund                                            Fund
                                 ----------------------------------------------  ----------------------------------------------
                                      2005            2004            2003          2005 (a)          2004            2003
                                 --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $            -  $            -  $            -  $          151  $          133  $           68
Expenses:
 Mortality and expense charges              115             108              86              15              46              37
                                 --------------  --------------  --------------  --------------  --------------  --------------
    Net investment income
     (loss)                                (115)           (108)            (86)            136              87              31
                                 --------------  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions              (150)           (416)         (1,889)         (1,117)           (104)           (238)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            2,651           3,813           6,594             755           1,242           1,936
                                 --------------  --------------  --------------  --------------  --------------  --------------
    Net realized and
     unrealized gains
     (losses) on investments              2,501           3,397           4,705            (362)          1,138           1,698
                                 --------------  --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $        2,386  $        3,289  $        4,619  $         (226) $        1,225  $        1,729
                                 ==============  ==============  ==============  ==============  ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003


                                                     ---------------------------
                                                                     New Value
                                                                        Fund
                                                     ---------------------------
                                                                     2004 (c)
                                                                  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                       $            -
Expenses:
  Mortality and expense charges                                                -
                                                                  --------------
    Net investment income (loss)                                               -
                                                                  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                                -
  Change in unrealized appreciation (depreciation)
   of investments                                                              -
                                                                  --------------
    Net realized and unrealized gains (losses) on
     investments                                                               -
                                                                  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                   $            -
                                                                  ==============

                                                                  Putnam
                                                     -----------------------------------------------------------
                                                                          International New Opportunities
                                                                                        Fund
                                                     ----------------------------------------------------------
                                                          2003                      2004 (c)          2003
                                                     --------------              --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                          $            2              $           86  $           35
Expenses:
  Mortality and expense charges                                   -                           -              35
                                                     --------------              --------------  --------------
    Net investment income (loss)                                  2                          86               -
                                                     --------------              --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                  10                      (4,976)         (2,474)
  Change in unrealized appreciation (depreciation)
   of investments                                                 4                       4,858           4,187
                                                     --------------              --------------  --------------
    Net realized and unrealized gains (losses) on
     investments                                                 14                        (118)          1,713
                                                     --------------              --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                      $           16              $          (32) $        1,713
                                                     ==============              ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                           Templeton
                                 --------------------------------------------------------------------------------------------
                                               Growth Securities                               Foreign Securities
                                                     Fund                                             Fund
                                 --------------------------------------------    ----------------------------------------------
                                      2005           2004           2003              2005            2004            2003
                                 -------------- -------------- --------------    --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $           54 $           52 $           59    $          611  $          505  $          707
Expenses:
 Mortality and expense charges                -              -              -               128             112              73
                                 -------------- -------------- --------------    --------------  --------------  --------------
    Net investment income
     (loss)                                  54             52             59               483             393             634
                                 -------------- -------------- --------------    --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions                57             22            (21)             (108)         (1,126)         (4,779)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                              281            552            987             4,352           7,687          14,084
                                 -------------- -------------- --------------    --------------  --------------  --------------
    Net realized and
     unrealized gains
     (losses) on investments                338            574            966             4,244           6,561           9,305
                                 -------------- -------------- --------------    --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $          392 $          626 $        1,025    $        4,727  $        6,954  $        9,939
                                 ============== ============== ==============    ==============  ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                         Templeton
                                 -----------------------------------------------------------------------------------------
                                         Developing Markets Securities                  Global Income Securities
                                                     Fund                                         Fund
                                 --------------------------------------------  -------------------------------------------
                                      2005           2004           2003                       2004 (c)          2003
                                 -------------- -------------- --------------               --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends                       $          183 $          208 $          118               $            -  $        5,635
Expenses:
 Mortality and expense charges               75             63             48                            -               -
                                 -------------- -------------- --------------               --------------  --------------
    Net investment income
     (loss)                                 108            145             70                            -           5,635
                                 -------------- -------------- --------------               --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Net realized gains (losses)
   from security transactions             1,035            151           (361)                      18,639             388
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            1,881          2,160          3,962                      (20,060)          8,924
                                 -------------- -------------- --------------               --------------  --------------
    Net realized and
     unrealized gains
     (losses) on investments              2,916          2,311          3,601                       (1,421)          9,312
                                 -------------- -------------- --------------               --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS             $        3,024 $        2,456 $        3,671               $       (1,421) $       14,947
                                 ============== ============== ==============               ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003


                                                     ----------------------------
                                                                      Small-Cap
                                                                         Fund
                                                     ----------------------------
                                                                     2004 (c)
                                                                  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                       $            -
Expenses:
  Mortality and expense charges                                                -
                                                                  --------------
    Net investment income (loss)                                               -
                                                                  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                          (24,609)
  Change in unrealized appreciation (depreciation)
   of investments                                                         25,429
                                                                  --------------
    Net realized and unrealized gains (losses) on
     investments                                                             820
                                                                  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                   $          820
                                                                  ==============

                                                                Templeton
                                                     ------------------------------------------------------------
                                                                              Mutual Shares Securities
                                                                                        Fund
                                                     --------------- -------------------------------------------
                                                          2003                       2004 (c)          2003
                                                     --------------               --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                          $            -               $            -  $           74
Expenses:
  Mortality and expense charges                                   -                            -              36
                                                     --------------               --------------  --------------
    Net investment income (loss)                                  -                            -              38
                                                     --------------               --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                              (1,791)                       1,030               2
  Change in unrealized appreciation (depreciation)
   of investments                                            26,648                         (893)          1,382
                                                     --------------               --------------  --------------
    Net realized and unrealized gains (losses) on
     investments                                             24,857                          137           1,384
                                                     --------------               --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                      $       24,857               $          137  $        1,422
                                                     ==============               ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Operations
For the years ended December 31, 2005, 2004, and 2003

                                                                         Templeton
                                                       --------------------------------------------
                                                                Large-Cap Growth Securities
                                                                           Fund
                                                       --------------------------------------------
                                                                        2004 (c)          2003
                                                                     --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                                          $            -  $          498
Expenses:
  Mortality and expense charges                                                   -               -
                                                                     --------------  --------------
    Net investment income (loss)                                                  -             498
                                                                     --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                                             (33,031)         (1,080)
  Change in unrealized appreciation (depreciation) of
   investments                                                               33,412          16,851
                                                                     --------------  --------------
    Net realized and unrealized gains (losses) on
     investments                                                                381          15,771
                                                                     --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                                      $          381  $       16,269
                                                                     ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                     Met Investors
                            ----------------------------------------------------------------------------------------------
                                      Lord Abbett Growth & Income                       Lord Abbett Bond Debenture
                                               Portfolio                                         Portfolio
                            ----------------------------------------------    ----------------------------------------------
                                 2005            2004            2003              2005            2004              2003
                            --------------  --------------  --------------    --------------  --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $      174,410  $       18,096  $       28,036    $       56,373  $       31,761    $       10,464
 Net realized (losses)
   gains from security
   transactions                     82,973          52,257         (12,930)           16,753           7,926            (9,407)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     (43,138)        539,624         960,537           (52,300)         25,513            92,107
                            --------------  --------------  --------------    --------------  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               214,245         609,977         975,643            20,826          65,200            93,164
                            --------------  --------------  --------------    --------------  --------------    --------------
From capital
 transactions:
 Net purchase payments             292,574         180,765         107,277           151,267          25,736            16,711
 Net investment division
   transfers                       180,212         800,645       1,250,288           121,709         293,186           232,443
 Other net transfers              (132,447)       (321,812)       (220,444)          (10,895)         (9,460)           (7,903)
                            --------------  --------------  --------------    --------------  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  340,339         659,598       1,137,121           262,081         309,462           241,251
                            --------------  --------------  --------------    --------------  --------------    --------------
    NET CHANGE IN NET
     ASSETS                        554,584       1,269,575       2,112,764           282,907         374,662           334,415
NET ASSETS - BEGINNING
 OF PERIOD                       5,578,609       4,309,034       2,196,270         1,075,089         700,427           366,012
                            --------------  --------------  --------------    --------------  --------------    --------------
NET ASSETS - END OF
 PERIOD                     $    6,133,193  $    5,578,609  $    4,309,034    $    1,357,996  $    1,075,089    $      700,427
                            ==============  ==============  ==============    ==============  ==============    ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                              Met Investors
                     ----------------------------------------------------------------------------------------------
                                Lord Abbett Mid-Cap Value                        Lord Abbett Growth Opportunity
                                        Portfolio                                           Portfolio
                     ----------------------------------------------      ----------------------------------------------
                          2005              2004              2003            2005              2004          2003 (h)
                     --------------    --------------    --------------  --------------    --------------  --------------
INCREASE
 (DECREASE)
 IN NET
 ASSETS
From
 operations:
 Net
   investment
   income
   (loss)            $       25,131    $       14,534    $       10,504  $       24,381    $          (68) $          (41)
 Net
   realized
   (losses)
   gains
   from
   security
   transactions              14,185            25,588             1,994           4,048             8,073           6,219
 Change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments                7,585            77,662            94,768         (12,227)           32,407          74,807
                     --------------    --------------    --------------  --------------    --------------  --------------
    Net
     increase
     (decrease)
     in
     net
     assets
     resulting
     from
     operations              46,901           117,784           107,266          16,202            40,412          80,985
                     --------------    --------------    --------------  --------------    --------------  --------------
From
 capital
 transactions:
 Net
   purchase
   payments                     273               273               273             200               200             133
 Net
   investment
   division
   transfers                 31,285            (3,725)           (1,194)          1,837              (893)        285,711
 Other
   net
   transfers                (28,071)          (65,692)          (11,726)        (10,027)          (15,676)        (36,054)
                     --------------    --------------    --------------  --------------    --------------  --------------
    Net
     increase
     (decrease)
     in
     net
     assets
     resulting
     from
     capital
     transactions             3,487           (69,144)          (12,647)         (7,990)          (16,369)        249,790
                     --------------    --------------    --------------  --------------    --------------  --------------
    NET
     CHANGE
     IN
     NET
     ASSETS                  50,388            48,640            94,619           8,212            24,043         330,775
NET
 ASSETS -
 BEGINNING
 OF PERIOD                  563,312           514,672           420,053         354,818           330,775               -
                     --------------    --------------    --------------  --------------    --------------  --------------
NET
 ASSETS -
 END OF
 PERIOD              $      613,700    $      563,312    $      514,672  $      363,030    $      354,818  $      330,775
                     ==============    ==============    ==============  ==============    ==============  ==============

(h) For the period April 25, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                           Met Investors
                                  ---------------------------------------------------------------------------------
                                         Met/Putnam Capital Opportunities                           Lazard Mid-Cap
                                                     Portfolio                                         Portfolio
                                  ----------------------------------------------    -------------------------------
                                       2005            2004              2003            2005            2004
                                  --------------  --------------    --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $          669  $           (1)   $            -  $       62,012  $       (1,742)
 Net realized (losses) gains
   from security transactions                828             408            (2,776)         40,380          10,361
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            19,869          36,050            50,014         (59,086)         35,853
                                  --------------  --------------    --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                      21,366          36,457            47,238          43,306          44,472
                                  --------------  --------------    --------------  --------------  --------------
From capital transactions:
 Net purchase payments                        49              49                49         156,525          58,072
 Net investment division
   transfers                                (420)           (213)             (161)        (24,917)        152,531
 Other net transfers                      (7,942)        (23,843)          (10,684)         (7,771)              -
                                  --------------  --------------    --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions            (8,313)        (24,007)          (10,796)        123,837         210,603
                                  --------------  --------------    --------------  --------------  --------------
    NET CHANGE IN NET ASSETS              13,053          12,450            36,442         167,143         255,075
NET ASSETS - BEGINNING OF
 PERIOD                                  219,377         206,927           170,485         426,967         171,892
                                  --------------  --------------    --------------  --------------  --------------
NET ASSETS - END OF PERIOD        $      232,430  $      219,377    $      206,927  $      594,110  $      426,967
                                  ==============  ==============    ==============  ==============  ==============

                                  -------------


                                  ---------------
                                       2003
                                  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $          916
 Net realized (losses) gains
   from security transactions                817
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            27,320
                                  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                      29,053
                                  --------------
From capital transactions:
 Net purchase payments                    35,104
 Net investment division
   transfers                             107,124
 Other net transfers                        (857)
                                  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions           141,371
                                  --------------
    NET CHANGE IN NET ASSETS             170,424
NET ASSETS - BEGINNING OF
 PERIOD                                    1,468
                                  --------------
NET ASSETS - END OF PERIOD        $      171,892
                                  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                    Met Investors
                            ---------------------------------------------------------------------------------------------
                                       Met/AIM Small-Cap Growth                      Third Avenue Small-Cap Value
                                               Portfolio                                      Portfolio
                            ----------------------------------------------  ---------------------------------------------
                                 2005            2004            2003            2005            2004           2003
                            --------------  --------------  --------------  --------------  -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $        7,894  $       (1,433) $         (464) $       (2,424) $       13,753 $        1,491
 Net realized (losses)
   gains from security
   transactions                     13,820          27,947           1,132          32,042          43,459            489
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      18,075          (3,921)         29,894         128,021          41,224         30,933
                            --------------  --------------  --------------  --------------  -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                39,789          22,593          30,562         157,639          98,436         32,913
                            --------------  --------------  --------------  --------------  -------------- --------------
From capital
 transactions:
 Net purchase payments              84,924          39,144           4,808         131,872          67,736         12,427
 Net investment division
   transfers                        15,114         106,439         169,511         233,165         333,088        159,771
 Other net transfers                (3,369)         (4,859)           (914)         (3,956)              -           (123)
                            --------------  --------------  --------------  --------------  -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   96,669         140,724         173,405         361,081         400,824        172,075
                            --------------  --------------  --------------  --------------  -------------- --------------
    NET CHANGE IN NET
     ASSETS                        136,458         163,317         203,967         518,720         499,260        204,988
NET ASSETS - BEGINNING
 OF PERIOD                         369,683         206,366           2,399         704,903         205,643            655
                            --------------  --------------  --------------  --------------  -------------- --------------
NET ASSETS - END OF
 PERIOD                     $      506,141  $      369,683  $      206,366  $    1,223,623  $      704,903 $      205,643
                            ==============  ==============  ==============  ==============  ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                     Met Investors
                            ----------------------------------------------------------------------------------------------
                                        Janus Aggressive Growth                       MFS Research International
                                               Portfolio                                       Portfolio
                            ----------------------------------------------  ----------------------------------------------
                                 2005            2004            2003            2005            2004            2003
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $       (1,942) $       (1,579) $         (420) $       59,102  $         (691) $        1,585
 Net realized (losses)
   gains from security
   transactions                     10,577           1,999             357          34,122          16,453           2,619
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      52,112          28,160          22,061          85,729          96,503          94,488
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                60,747          28,580          21,998         178,953         112,265          98,692
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments              70,700          30,615           5,248         176,935          54,460          24,928
 Net investment division
   transfers                       (14,849)        145,772         168,152         163,387         152,115         348,042
 Other net transfers                (5,102)              -            (838)        (18,203)        (23,794)        (11,624)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   50,749         176,387         172,562         322,119         182,781         361,346
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                        111,496         204,967         194,560         501,072         295,046         460,038
NET ASSETS - BEGINNING
 OF PERIOD                         400,849         195,882           1,322         770,998         475,952          15,914
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      512,345  $      400,849  $      195,882  $    1,272,070  $      770,998  $      475,952
                            ==============  ==============  ==============  ==============  ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                               Met Investors
                       ---------------------------------------------------------------------------------------------
                                T. Rowe Price Mid-Cap Growth                  Oppenheimer Capital Appreciation
                                          Portfolio                                      Portfolio
                       ----------------------------------------------  ---------------------------------------------
                            2005            2004            2003            2005           2004            2003
                       --------------  --------------  --------------  -------------- --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   income (loss)       $       20,327  $       (2,513) $         (635) $        7,163 $       23,239  $         (289)
 Net realized
   (losses) gains
   from security
   transactions                51,707          25,484             386           1,112         15,768             684
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments              88,802          78,851          40,626          60,288         (5,110)         17,844
                       --------------  --------------  --------------  -------------- --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               160,836         101,822          40,377          68,563         33,897          18,239
                       --------------  --------------  --------------  -------------- --------------  --------------
From capital
 transactions:
 Net purchase
   payments                    97,800          86,224          33,902         125,031         44,269           2,620
 Net investment
   division
   transfers                   11,720         534,891         181,045         362,839        519,345          98,267
 Other net transfers             (267)              -            (487)              -              -            (975)
                       --------------  --------------  --------------  -------------- --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions             109,253         621,115         214,460         487,870        563,614          99,912
                       --------------  --------------  --------------  -------------- --------------  --------------
    NET CHANGE IN
     NET ASSETS               270,089         722,937         254,837         556,433        597,511         118,151
NET ASSETS -
 BEGINNING OF PERIOD          979,709         256,772           1,935         721,547        124,036           5,885
                       --------------  --------------  --------------  -------------- --------------  --------------
NET ASSETS - END OF
 PERIOD                $    1,249,798  $      979,709  $      256,772  $    1,277,980 $      721,547  $      124,036
                       ==============  ==============  ==============  ============== ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                     Met Investors
                            ----------------------------------------------------------------------------------------------
                                    PIMCO Inflation Protected Bond                         RCM Global Technology
                                               Portfolio                                         Portfolio
                            ----------------------------------------------    ----------------------------------------------
                                 2005            2004          2003 (i)            2005            2004            2003
                            --------------  --------------  --------------    --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $       (2,667) $       26,914  $        1,876    $          179  $         (151) $          (34)
 Net realized (losses)
   gains from security
   transactions                      1,470             936               2            (1,302)             27             106
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       7,401          (8,572)           (783)            9,190          (1,146)          1,458
                            --------------  --------------  --------------    --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 6,204          19,278           1,095             8,067          (1,270)          1,530
                            --------------  --------------  --------------    --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments             145,363           9,287             382            22,361           3,643             351
 Net investment division
   transfers                       232,221         404,860          79,013            (3,599)         26,202          18,931
 Other net transfers                    (1)              -               -                 -             (54)           (101)
                            --------------  --------------  --------------    --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  377,583         414,147          79,395            18,762          29,791          19,181
                            --------------  --------------  --------------    --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                        383,787         433,425          80,490            26,829          28,521          20,711
NET ASSETS - BEGINNING
 OF PERIOD                         513,915          80,490               -            49,791          21,270             559
                            --------------  --------------  --------------    --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      897,702  $      513,915  $       80,490    $       76,620  $       49,791  $       21,270
                            ==============  ==============  ==============    ==============  ==============  ==============

(i) For the period May 1, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                     Met Investors
                            ----------------------------------------------------------------------------------------------
                                          PIMCO Money Market                            PIMCO Total Return Bond
                                               Portfolio                                       Portfolio
                            ----------------------------------------------  ----------------------------------------------
                               2005 (a)          2004            2003            2005            2004            2003
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $        7,521  $        7,907  $        1,992  $        5,917  $       62,800  $        8,571
 Net realized (losses)
   gains from security
   transactions                          -               -               -          (2,339)          3,072           3,918
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -               -               -          29,787         (23,702)         (1,909)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 7,521           7,907           1,992          33,365          42,170          10,580
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments           2,388,504       5,720,695       9,232,175         231,537         109,630          28,345
 Net investment division
   transfers                    (4,014,042)     (6,747,541)     (7,511,407)        325,464         740,045         381,389
 Other net transfers              (127,554)              -         (44,612)         (9,175)         (4,324)           (109)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               (1,753,092)     (1,026,846)      1,676,156         547,826         845,351         409,625
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                     (1,745,571)     (1,018,939)      1,678,148         581,191         887,521         420,205
NET ASSETS - BEGINNING
 OF PERIOD                       1,745,571       2,764,510       1,086,362       1,335,995         448,474          28,269
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $    1,745,571  $    2,764,510  $    1,917,186  $    1,335,995  $      448,474
                            ==============  ==============  ==============  ==============  ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                           Harris Oakmark International                  Neuberger Berman Real Estate
                                                     Portfolio                                     Portfolio
                                  ----------------------------------------------  -------------------------------------------
                                       2005            2004            2003            2005          2004 (e)
                                  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $       10,848  $       (2,145) $        2,091  $         (531) $          573
 Net realized (losses) gains
   from security transactions             57,863          22,868             973           3,197              42
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            81,273          74,061          36,687          25,689             690
                                  --------------  --------------  --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     149,984          94,784          39,751          28,355           1,305
                                  --------------  --------------  --------------  --------------  --------------
From capital transactions:
 Net purchase payments                   102,555          46,605           3,690          45,749              19
 Net investment division
   transfers                             277,348         408,482         185,838         175,177          17,517
 Other net transfers                      (2,202)              -             (97)         (1,384)              -
                                  --------------  --------------  --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions           377,701         455,087         189,431         219,542          17,536
                                  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET ASSETS             527,685         549,871         229,182         247,897          18,841
NET ASSETS - BEGINNING OF
 PERIOD                                  780,438         230,567           1,385          18,841               -
                                  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD        $    1,308,123  $      780,438  $      230,567  $      266,738  $       18,841
                                  ==============  ==============  ==============  ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                      Met Investors
                                  --------------------------------------------------------------------------------------
                                             Turner Mid-Cap Growth                   Goldman Sachs Mid-Cap Value
                                                   Portfolio                                  Portfolio
                                  ------------------------------------------- ------------------------------------------
                                       2005         2004 (e)                       2005         2004 (e)
                                  -------------- --------------               -------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $        4,508 $           (4)              $       22,495 $          607
 Net realized (losses) gains
   from security transactions                818              4                        3,510             13
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            12,043            402                        6,060            708
                                  -------------- --------------               -------------- --------------
    Net increase (decrease)
     in net assets resulting
     from operations                      17,369            402                       32,065          1,328
                                  -------------- --------------               -------------- --------------
From capital transactions:
 Net purchase payments                    37,081             24                       21,980            669
 Net investment division
   transfers                              98,057          6,464                      244,385         46,084
 Other net transfers                           -              -                            -              -
                                  -------------- --------------               -------------- --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions           135,138          6,488                      266,365         46,753
                                  -------------- --------------               -------------- --------------
    NET CHANGE IN NET ASSETS             152,507          6,890                      298,430         48,081
NET ASSETS - BEGINNING OF
 PERIOD                                    6,890              -                       48,081              -
                                  -------------- --------------               -------------- --------------
NET ASSETS - END OF PERIOD        $      159,397 $        6,890               $      346,511 $       48,081
                                  ============== ==============               ============== ==============

(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                      Met Investors
                                  --------------------------------------------------------------------------------------
                                              Defensive Strategy                              Moderate Strategy
                                                 Fund of Fund                                   Fund of Fund
                                  ------------------------------------------     -------------------------------------------
                                     2005 (b)                                       2005 (b)
                                  --------------                                 --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $            -                                 $        3,810
 Net realized (losses) gains
   from security transactions                  -                                             34
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 -                                         (2,868)
                                  --------------                                 --------------
    Net increase (decrease)
     in net assets resulting
     from operations                           -                                            976
                                  --------------                                 --------------
From capital transactions:
 Net purchase payments                         -                                              -
 Net investment division
   transfers                                   -                                        282,333
 Other net transfers                           -                                             (1)
                                  --------------                                 --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                 -                                        282,332
                                  --------------                                 --------------
    NET CHANGE IN NET ASSETS                   -                                        283,308
NET ASSETS - BEGINNING OF
 PERIOD                                        -                                              -
                                  --------------                                 --------------
NET ASSETS - END OF PERIOD        $            -                                 $      283,308
                                  ==============                                 ==============

(b) For the period May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                      Met Investors
                                  -------------------------------------------------------------------------------------
                                              Balanced Strategy                                 Growth Strategy
                                                 Fund of Fund                                     Fund of Fund
                                  ------------------------------------------       ------------------------------------------
                                     2005 (b)                                         2005 (b)
                                  --------------                                   --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $        1,035                                   $       10,876
 Net realized (losses) gains
   from security transactions                139                                              301
 Change in unrealized
   appreciation
   (depreciation) of
   investments                             1,994                                              862
                                  --------------                                   --------------
    Net increase (decrease)
     in net assets resulting
     from operations                       3,168                                           12,039
                                  --------------                                   --------------
From capital transactions:
 Net purchase payments                       170                                            1,181
 Net investment division
   transfers                              99,811                                          879,086
 Other net transfers                           -                                                -
                                  --------------                                   --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions            99,981                                          880,267
                                  --------------                                   --------------
    NET CHANGE IN NET ASSETS             103,149                                          892,306
NET ASSETS - BEGINNING OF
 PERIOD                                        -                                                -
                                  --------------                                   --------------
NET ASSETS - END OF PERIOD        $      103,149                                   $      892,306
                                  ==============                                   ==============

(b) For the period May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                       Met Investors
                                  ---------------------------------------------------------------------------------------
                                              Aggressive Strategy                            VanKampen ComStock
                                                 Fund of Fund                                     Portfolio
                                  -------------------------------------------    -------------------------------------------
                                     2005 (b)                                       2005 (b)
                                  --------------                                 --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $          802                                 $          722
 Net realized (losses) gains
   from security transactions                 39                                             17
 Change in unrealized
   appreciation
   (depreciation) of
   investments                              (818)                                           124
                                  --------------                                 --------------
    Net increase (decrease)
     in net assets resulting
     from operations                          23                                            863
                                  --------------                                 --------------
From capital transactions:
 Net purchase payments                     3,118                                            795
 Net investment division
   transfers                              65,087                                         40,401
 Other net transfers                          (8)                                           (57)
                                  --------------                                 --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions            68,197                                         41,139
                                  --------------                                 --------------
    NET CHANGE IN NET ASSETS              68,220                                         42,002
NET ASSETS - BEGINNING OF
 PERIOD                                        -                                              -
                                  --------------                                 --------------
NET ASSETS - END OF PERIOD        $       68,220                                 $       42,002
                                  ==============                                 ==============

(b) For the period May 2, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                   Met Investors
                            ------------------------------------------------------------------------------------------
                                       JP Morgan Quality Bond                        JP Morgan Select Equity
                                              Portfolio                                     Portfolio
                            --------------------------------------------  --------------------------------------------
                                             2004 (d)          2003                        2004 (d)          2003
                                          --------------  --------------                --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                 $       22,111  $        9,487                $       11,959  $        3,659
 Net realized (losses)
   gains from security
   transactions                                    2,882             796                       (95,536)         (6,321)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                   (15,921)         (1,093)                      135,811         175,509
                                          --------------  --------------                --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                               9,072           9,190                        52,234         172,847
                                          --------------  --------------                --------------  --------------
From capital
 transactions:
 Net purchase payments                                82              99                             -               -
 Net investment division
   transfers                                    (241,998)         (4,688)                     (685,231)          2,647
 Other net transfers                              (4,750)         (4,450)                      (49,486)        (15,864)
                                          --------------  --------------                --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                               (246,666)         (9,039)                     (734,717)        (13,217)
                                          --------------  --------------                --------------  --------------
    NET CHANGE IN NET
     ASSETS                                     (237,594)            151                      (682,483)        159,630
NET ASSETS - BEGINNING
 OF PERIOD                                       237,594         237,443                       682,483         522,853
                                          --------------  --------------                --------------  --------------
NET ASSETS - END OF
 PERIOD                                   $            -  $      237,594                $            -  $      682,483
                                          ==============  ==============                ==============  ==============

(d) For the period January 1, 2004 to November 19, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                    Met Investors
                              ----------------------------------------------------------------------------------------
                                           Met/Putnam Research                         JP Morgan Enhanced Index
                                                Portfolio                                      Portfolio
                              --------------------------------------------    ------------------------------------------
                                               2004 (d)            2003                                         2003 (g)
                                            --------------    --------------                                 --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income
   (loss)                                   $          829    $         (437)                                $        9,828
 Net realized (losses)
   gains from security
   transactions                                     26,765              (509)                                      (420,221)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                     (23,312)           23,057                                        429,475
                                            --------------    --------------                                 --------------
    Net increase
     (decrease) in net
     assets resulting from
     operations                                      4,282            22,111                                         19,082
                                            --------------    --------------                                 --------------
From capital transactions:
 Net purchase payments                              11,004            21,292                                              -
 Net investment division
   transfers                                      (148,523)           60,226                                       (670,001)
 Other net transfers                                  (129)              (92)                                        (5,227)
                                            --------------    --------------                                 --------------
    Net increase
     (decrease) in net
     assets resulting from
     capital transactions                         (137,648)           81,426                                       (675,228)
                                            --------------    --------------                                 --------------
    NET CHANGE IN NET
     ASSETS                                       (133,366)          103,537                                       (656,146)
NET ASSETS - BEGINNING OF
 PERIOD                                            133,366            29,829                                        656,146
                                            --------------    --------------                                 --------------
NET ASSETS - END OF PERIOD                  $            -    $      133,366                                 $            -
                                            ==============    ==============                                 ==============

(d) For the period January 1, 2004 to November 19, 2004
(g) For the period January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                       Met Investors
                                  --------------------------------------------------------------------------------------
                                        JP Morgan International Equity               Lord Abbett Developing Growth
                                                   Portfolio                                   Portfolio
                                  ------------------------------------------  ------------------------------------------
                                                                 2003 (g)                                       2003 (g)
                                                              --------------                                 --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)                                 $        1,202                                 $          (21)
 Net realized (losses) gains
   from security transactions                                       (119,368)                                      (148,082)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                                       112,802                                        150,396
                                                              --------------                                 --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                                  (5,364)                                         2,293
                                                              --------------                                 --------------
From capital transactions:
 Net purchase payments                                                    30                                             67
 Net investment division
   transfers                                                        (136,912)                                      (275,810)
 Other net transfers                                                  (1,406)                                       (11,560)
                                                              --------------                                 --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                                      (138,288)                                      (287,303)
                                                              --------------                                 --------------
    NET CHANGE IN NET ASSETS                                        (143,652)                                      (285,010)
NET ASSETS - BEGINNING OF
 PERIOD                                                              143,652                                        285,010
                                                              --------------                                 --------------
NET ASSETS - END OF PERIOD                                    $            -                                 $            -
                                                              ==============                                 ==============

(g) For the period January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                         MetLife
                              ---------------------------------------------------------------------------------------------
                                               Davis Venture                                Harris Oakmark Focused
                                               Value Fund A                                       Value Fund
                              ----------------------------------------------    ---------------------------------------------
                                   2005              2004            2003            2005              2004           2003
                              --------------    --------------  --------------  --------------    -------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income
   (loss)                     $        2,571    $         (613) $         (784) $        7,198    $        3,618 $         (703)
 Net realized (losses)
   gains from security
   transactions                       83,230            24,554           1,785          14,865            41,022          1,227
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       114,593            83,751          75,955         103,207            30,634         53,655
                              --------------    --------------  --------------  --------------    -------------- --------------
    Net increase
     (decrease) in net
     assets resulting from
     operations                      200,394           107,692          76,956         125,270            75,274         54,179
                              --------------    --------------  --------------  --------------    -------------- --------------
From capital transactions:
 Net purchase payments               351,654           170,726          31,643         106,229            66,364         32,123
 Net investment division
   transfers                         461,955           651,968         376,728         135,655           628,075        289,303
 Other net transfers                  (8,663)                -             (99)         (4,342)                -           (104)
                              --------------    --------------  --------------  --------------    -------------- --------------
    Net increase
     (decrease) in net
     assets resulting from
     capital transactions            804,946           822,694         408,272         237,542           694,439        321,322
                              --------------    --------------  --------------  --------------    -------------- --------------
    NET CHANGE IN NET
     ASSETS                        1,005,340           930,386         485,228         362,812           769,713        375,501
NET ASSETS - BEGINNING OF
 PERIOD                            1,440,436           510,050          24,822       1,152,037           382,324          6,823
                              --------------    --------------  --------------  --------------    -------------- --------------
NET ASSETS - END OF PERIOD    $    2,445,776    $    1,440,436  $      510,050  $    1,514,849    $    1,152,037 $      382,324
                              ==============    ==============  ==============  ==============    ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                            MetLife
                                ----------------------------------------------------------------------------------------------
                                                Jennison Growth                                     Stock Index
                                                   Portfolio                                         Portfolio
                                ----------------------------------------------    ----------------------------------------------
                                     2005            2004            2003              2005            2004            2003
                                --------------  --------------  --------------    --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)   $         (803) $       (1,389) $         (491)   $       11,029  $        2,105  $        3,008
 Net realized (losses) gains
   from security transactions           15,433           7,603             523            44,096          37,652          33,294
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          69,258          23,368          29,210           (12,358)         45,935          69,746
                                --------------  --------------  --------------    --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                    83,888          29,582          29,242            42,767          85,692         106,048
                                --------------  --------------  --------------    --------------  --------------  --------------
From capital transactions:
 Net purchase payments                  86,393          25,810           2,756            82,417          57,942           5,243
 Net investment division
   transfers                            81,237         117,703         217,989            10,816         163,112         275,607
 Other net transfers                    (5,446)           (270)           (993)           (5,724)         (6,097)         (1,692)
                                --------------  --------------  --------------    --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital
     transactions                      162,184         143,243         219,752            87,509         214,957         279,158
                                --------------  --------------  --------------    --------------  --------------  --------------
    NET CHANGE IN NET ASSETS           246,072         172,825         248,994           130,276         300,649         385,206
NET ASSETS - BEGINNING OF
 PERIOD                                422,456         249,631             637           904,391         603,742         218,536
                                --------------  --------------  --------------    --------------  --------------  --------------
NET ASSETS - END OF PERIOD      $      668,528  $      422,456  $      249,631    $    1,034,667  $      904,391  $      603,742
                                ==============  ==============  ==============    ==============  ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                            MetLife
                                  --------------------------------------------------------------------------------------------
                                              BlackRock Money Market                           BlackRock Bond Income
                                                     Portfolio                                       Portfolio
                                  ----------------------------------------------    --------------------------------------------
                                       2005            2004          2003 (h)            2005          2004 (e)
                                  --------------  --------------  --------------    --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $       27,889  $          685  $          841    $        1,746  $         (157)
 Net realized (losses) gains
   from security transactions                  -               -               2                43              83
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 -               -               -            (1,165)          1,828
                                  --------------  --------------  --------------    --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                      27,889             685             843               624           1,754
                                  --------------  --------------  --------------    --------------  --------------
From capital transactions:
 Net purchase payments                 2,696,347         (57,070)             37                 -               -
 Net investment division
   transfers                          (1,320,211)         (7,330)        186,441               482          36,441
 Other net transfers                           -         (84,280)         (3,634)             (229)              -
                                  --------------  --------------  --------------    --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions         1,376,136        (148,680)        182,844               253          36,441
                                  --------------  --------------  --------------    --------------  --------------
    NET CHANGE IN NET ASSETS           1,404,025        (147,995)        183,687               877          38,195
NET ASSETS - BEGINNING OF
 PERIOD                                   35,692         183,687               -            38,195               -
                                  --------------  --------------  --------------    --------------  --------------
NET ASSETS - END OF PERIOD        $    1,439,717  $       35,692  $      183,687    $       39,072  $        8,195
                                  ==============  ==============  ==============    ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004
(h) For the period April 25, 2003 to December 31, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                        MetLife
                                  ------------------------------------------------------------------------------------
                                       Salomon Brothers Strategic Bond           Salomon Brothers U.S. Government
                                                  Portfolio                                  Portfolio
                                  ------------------------------------------ -----------------------------------------
                                       2005         2004 (e)                    2005 (b)
                                  -------------- --------------              --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $            - $            -              $            -
 Net realized (losses) gains
   from security transactions                  -              -                           -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 -              -                           -
                                  -------------- --------------              --------------
    Net increase (decrease)
     in net assets resulting
     from operations                           -              -                           -
                                  -------------- --------------              --------------
From capital transactions:
 Net purchase payments                         -              -                           -
 Net investment division
   transfers                                   -              -                           -
 Other net transfers                           -              -                           -
                                  -------------- --------------              --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                 -              -                           -
                                  -------------- --------------              --------------
    NET CHANGE IN NET ASSETS                   -              -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                        -              -                           -
                                  -------------- --------------              --------------
NET ASSETS - END OF PERIOD        $            - $            -              $            -
                                  ============== ==============              ==============

(b) For the period May 2, 2005 to December 31, 2005
(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                           MetLife
                                  ------------------------------------------------------------------------------------------
                                             T. Rowe Price Small-Cap                         T. Rowe Price Large-Cap
                                                    Portfolio                                       Portfolio
                                  ---------------------------------------------    --------------------------------------------
                                       2005          2004 (e)                           2005          2004 (e)
                                  --------------  --------------                   --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $          (13) $            -                   $          463  $          (42)
 Net realized (losses) gains
   from security transactions                312            (404)                             349              14
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            10,083           7,702                            5,140           8,605
                                  --------------  --------------                   --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                      10,382           7,298                            5,952           8,577
                                  --------------  --------------                   --------------  --------------
From capital transactions:
 Net purchase payments                         -               -                              840              16
 Net investment division
   transfers                               2,566          84,810                               84          83,585
 Other net transfers                      (2,309)         (1,261)                          (3,110)              -
                                  --------------  --------------                   --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions               257          83,549                           (2,186)         83,601
                                  --------------  --------------                   --------------  --------------
    NET CHANGE IN NET ASSETS              10,639          90,847                            3,766          92,178
NET ASSETS - BEGINNING OF
 PERIOD                                   90,847               -                           92,178               -
                                  --------------  --------------                   --------------  --------------
NET ASSETS - END OF PERIOD        $      101,486  $       90,847                   $       95,944  $       92,178
                                  ==============  ==============                   ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                     MetLife                                         GACC
                                  ---------------------------------------------    ----------------------------------------
                                          Capital Guardian U.S. Equity                           Money Market
                                                     Series                                          Fund
                                  ---------------------------------------------    ----------------------------------------
                                       2005          2004 (f)                                                   2003 (g)
                                  --------------  --------------                                             --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $          177  $            -                                             $          606
 Net realized (losses) gains
   from security transactions              1,047             239                                                     (1,505)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                            36,791          26,809                                                      1,575
                                  --------------  --------------                                             --------------
    Net increase (decrease)
     in net assets resulting
     from operations                      38,015          27,048                                                        676
                                  --------------  --------------                                             --------------
From capital transactions:
 Net purchase payments                         -               -                                                         12
 Net investment division
   transfers                              (3,298)        684,039                                                   (186,459)
 Other net transfers                     (27,694)        (16,019)                                                    (2,489)
                                  --------------  --------------                                             --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions           (30,992)        668,020                                                   (188,936)
                                  --------------  --------------                                             --------------
    NET CHANGE IN NET ASSETS               7,023         695,068                                                   (188,260)
NET ASSETS - BEGINNING OF
 PERIOD                                  695,068               -                                                    188,260
                                  --------------  --------------                                             --------------
NET ASSETS - END OF PERIOD        $      702,091  $      695,068                                             $            -
                                  ==============  ==============                                             ==============

(f) For the period November 22, 2004 to December 31, 2004
(g) For the period January 1, 2003 to April 25, 2003

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                            Russell
                                  ------------------------------------------------------------------------------------------
                                               Multi-Style Equity                                Aggressive Equity
                                                      Fund                                             Fund
                                  --------------------------------------------     --------------------------------------------
                                       2005              2004           2003            2005           2004           2003
                                  --------------    -------------- --------------  -------------- -------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $            -    $            - $            -  $            - $            - $            -
 Net realized (losses) gains
   from security transactions                  -                 -            (35)              -              -            (12)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 -                 -             43               -              -             33
                                  --------------    -------------- --------------  -------------- -------------- --------------
    Net increase (decrease)
     in net assets resulting
     from operations                           -                 -              8               -              -             21
                                  --------------    -------------- --------------  -------------- -------------- --------------
From capital transactions:
 Net purchase payments                         -                 -              -               -              -              -
 Net investment division
   transfers                                   -                 -              1               -              -              -
 Other net transfers                           -                 -            (68)              -              -            (95)
                                  --------------    -------------- --------------  -------------- -------------- --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                 -                 -            (67)              -              -            (95)
                                  --------------    -------------- --------------  -------------- -------------- --------------
    NET CHANGE IN NET ASSETS                   -                 -            (59)              -              -            (74)
NET ASSETS - BEGINNING OF
 PERIOD                                        -                 -             59               -              -             74
                                  --------------    -------------- --------------  -------------- -------------- --------------
NET ASSETS - END OF PERIOD        $            -    $            - $            -  $            - $            - $            -
                                  ==============    ============== ==============  ============== ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                      Russell
                            ------------------------------------------------------------------------------------------
                                              Non-U.S.                                      Core Bond
                                                Fund                                          Fund
                            --------------------------------------------  --------------------------------------------
                                 2005           2004           2003            2005           2004           2003
                            -------------- -------------- --------------  -------------- -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            - $            - $            -  $            - $            - $            2
 Net realized (losses)
   gains from security
   transactions                          -              -            (36)              -              -             10
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -             46               -              -             (8)
                            -------------- -------------- --------------  -------------- -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -              -             10               -              -              4
                            -------------- -------------- --------------  -------------- -------------- --------------
From capital
 transactions:
 Net purchase payments                   -              -              -               -              -              -
 Net investment division
   transfers                             -              -              -               -              -              -
 Other net transfers                     -              -            (69)              -              -           (129)
                            -------------- -------------- --------------  -------------- -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                        -              -            (69)              -              -           (129)
                            -------------- -------------- --------------  -------------- -------------- --------------
    NET CHANGE IN NET
     ASSETS                              -              -            (59)              -              -           (125)
NET ASSETS - BEGINNING
 OF PERIOD                               -              -             59               -              -            125
                            -------------- -------------- --------------  -------------- -------------- --------------
NET ASSETS - END OF
 PERIOD                     $            - $              $            -  $            - $            - $            -
                            ============== ============== ==============  ============== ============== ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                               Russell                                          AIM
                            --------------------------------------------  ----------------------------------------------
                                       Real Estate Securities                          Capital Appreciation
                                                Fund                                           Fund
                            --------------------------------------------  ----------------------------------------------
                                 2005           2004           2003            2005            2004            2003
                            -------------- -------------- --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            - $              $            3  $           86  $          (50) $          (39)
 Net realized (losses)
   gains from security
   transactions                          -              -             35         (19,038)         (7,322)        (14,584)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -            (11)         38,925          24,313          76,462
                            -------------- -------------- --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -              -             27          19,973          16,941          61,839
                            -------------- -------------- --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                   -              -              -           3,845           3,860           3,830
 Net investment division
   transfers                             -              -              -         (35,553)         (2,889)         (1,347)
 Other net transfers                     -              -           (156)         (5,992)         (7,114)        (18,394)
                            -------------- -------------- --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                        -              -           (156)        (37,700)         (6,143)        (15,911)
                            -------------- -------------- --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                              -              -           (129)        (17,727)         10,798          45,928
NET ASSETS - BEGINNING
 OF PERIOD                               -              -            129         273,521         262,723         216,795
                            -------------- -------------- --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            - $            - $            -  $      255,794  $      273,521  $      262,723
                            ============== ============== ==============  ==============  ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                         AIM
                            --------------------------------------------------------------------------------------------
                                         International Growth                              Premier Equity
                                                 Fund                                           Fund
                            ----------------------------------------------  --------------------------------------------
                                 2005            2004            2003                           2004 (c)          2003
                            --------------  --------------  --------------                   --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $          252  $          215  $          146                   $            -  $          203
 Net realized (losses)
   gains from security
   transactions                         54            (338)           (293)                         (48,828)         (4,203)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       5,980           7,287           7,115                           46,604          27,351
                            --------------  --------------  --------------                   --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 6,286           7,164           6,968                           (2,224)         23,351
                            --------------  --------------  --------------                   --------------  --------------
From capital
 transactions:
 Net purchase payments                  98              98              98                              346          10,197
 Net investment division
   transfers                          (952)         (1,254)             26                         (100,528)         (2,021)
 Other net transfers                  (860)              -            (720)                         (14,760)         (2,349)
                            --------------  --------------  --------------                   --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   (1,714)         (1,156)           (596)                        (114,942)          5,827
                            --------------  --------------  --------------                   --------------  --------------
    NET CHANGE IN NET
     ASSETS                          4,572           6,008           6,372                         (117,166)         29,178
NET ASSETS - BEGINNING
 OF PERIOD                          36,713          30,705          24,333                          117,166          87,988
                            --------------  --------------  --------------                   --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       41,285  $       36,713  $       30,705                   $            -  $      117,166
                            ==============  ==============  ==============                   ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                      Alliance
                            -------------------------------------------------------------------------------------------
                                   Bernstein Real Estate Investment                        Premier Growth
                                               Portfolio                                     Portfolio
                            ----------------------------------------------  -------------------------------------------
                               2005 (a)          2004            2003                       2004 (c)          2003
                            --------------  --------------  --------------               --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $          (26) $          222  $          218               $           (3) $         (116)
 Net realized (losses)
   gains from security
   transactions                      6,408           1,038             328                       (9,712)         (6,239)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (6,952)          2,947           2,791                        9,323          10,400
                            --------------  --------------  --------------               --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                  (570)          4,207           3,337                         (392)          4,045
                            --------------  --------------  --------------               --------------  --------------
From capital
 transactions:
 Net purchase payments                 119             284             284                          416           4,648
 Net investment division
   transfers                       (14,726)         (1,155)         (2,399)                      (9,878)         (7,575)
 Other net transfers                   (29)              -            (154)                     (13,358)           (410)
                            --------------  --------------  --------------               --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  (14,636)           (871)         (2,269)                     (22,820)         (3,337)
                            --------------  --------------  --------------               --------------  --------------
    NET CHANGE IN NET
     ASSETS                        (15,206)          3,336           1,068                      (23,212)            708
NET ASSETS - BEGINNING
 OF PERIOD                          15,206          11,870          10,802                       23,212          22,504
                            --------------  --------------  --------------               --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $       15,206  $       11,870               $            -  $       23,212
                            ==============  ==============  ==============               ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005
(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                    Liberty                                  Goldman Sachs
                                  ------------------------------------------  ------------------------------------------
                                              Newport Tiger Fund,                          Growth and Income
                                                Variable Series                                  Fund
                                  ------------------------------------------  ------------------------------------------
                                                  2004 (c)         2003                       2004 (c)         2003
                                               -------------- --------------               -------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)                  $            - $            -               $            - $            -
 Net realized (losses) gains
   from security transactions                               -            (31)                           -            (29)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                              -             44                            -             40
                                               -------------- --------------               -------------- --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                        -             13                            -             11
                                               -------------- --------------               -------------- --------------
From capital transactions:
 Net purchase payments                                      -              -                            -              -
 Net investment division
   transfers                                                -              2                            -              -
 Other net transfers                                        -            (74)                           -            (86)
                                               -------------- --------------               -------------- --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                              -            (72)                           -            (86)
                                               -------------- --------------               -------------- --------------
    NET CHANGE IN NET ASSETS                                -            (59)                           -            (75)
NET ASSETS - BEGINNING OF
 PERIOD                                                     -             59                            -             75
                                               -------------- --------------               -------------- --------------
NET ASSETS - END OF PERIOD                     $            - $            -               $            - $            -
                                               ============== ==============               ============== ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                           Goldman Sachs                                   Scudder II
                            -------------------------------------------  ----------------------------------------------
                                        International Equity                            Small-Cap Growth
                                                Fund                                        Portfolio
                            -------------------------------------------  ----------------------------------------------
                                            2004 (c)          2003            2005            2004            2003
                                         --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                $            -  $           12  $          (14) $          (13) $          (13)
 Net realized (losses)
   gains from security
   transactions                                      33              (8)           (322)         (1,494)         (1,176)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                      (45)            105             495           1,769           1,812
                                         --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                (12)            109             159             262             623
                                         --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                               95             225               -               -               -
 Net investment division
   transfers                                        (41)           (108)             30            (220)           (656)
 Other net transfers                               (460)            (64)              -               -             (66)
                                         --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                  (406)             53              30            (220)           (722)
                                         --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                        (418)            162             189              42             (99)
NET ASSETS - BEGINNING
 OF PERIOD                                          418             256           2,500           2,458           2,557
                                         --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                                  $            -  $          418  $        2,689  $        2,500  $        2,458
                                         ==============  ==============  ==============  ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                      Scudder II
                            ---------------------------------------------------------------------------------------------
                                        Dreman Small-Cap Value                          Government Securities
                                              Portfolio                                       Portfolio
                            ---------------------------------------------  ----------------------------------------------
                               2005 (a)         2004            2003            2005            2004            2003
                            -------------- --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            - $           (2) $            4  $           11  $            6  $           10
 Net realized (losses)
   gains from security
   transactions                          -             60              36              (1)              -               5
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -             (13)             (5)              2             (14)
                            -------------- --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -             58              27               5               8               1
                            -------------- --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                   -              -               -              99              99              99
 Net investment division
   transfers                             -            380               -             (40)            (38)            (37)
 Other net transfers                     -           (438)           (135)              -              (2)           (124)
                            -------------- --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                        -            (58)           (135)             59              59             (62)
                            -------------- --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                              -              -            (108)             64              67             (61)
NET ASSETS - BEGINNING
 OF PERIOD                               -              -             108             230             163             224
                            -------------- --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            - $            -  $            -  $          294  $          230  $          163
                            ============== ==============  ==============  ==============  ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                         MFS
                            ---------------------------------------------------------------------------------------------
                                            Investors Trust                                  High Income
                                                Series                                          Series
                            ----------------------------------------------  ---------------------------------------------
                               2005 (a)          2004            2003          2005 (a)          2004           2003
                            --------------  --------------  --------------  --------------  -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $          107  $           (2) $          (16) $           (5) $          307 $          218
 Net realized (losses)
   gains from security
   transactions                      1,557              37          (1,386)            524             112             18
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (2,823)          2,996           5,554            (669)            161            534
                            --------------  --------------  --------------  --------------  -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                (1,159)          3,031           4,152            (150)            580            770
                            --------------  --------------  --------------  --------------  -------------- --------------
From capital
 transactions:
 Net purchase payments                   -           6,870           9,160              16              49             49
 Net investment division
   transfers                       (28,382)         (4,792)         (5,551)         (7,092)            890          4,849
 Other net transfers                     -               -             (83)              -               -           (106)
                            --------------  --------------  --------------  --------------  -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  (28,382)          2,078           3,526          (7,076)            939          4,792
                            --------------  --------------  --------------  --------------  -------------- --------------
    NET CHANGE IN NET
     ASSETS                        (29,541)          5,109           7,678          (7,226)          1,519          5,562
NET ASSETS - BEGINNING
 OF PERIOD                          29,541          24,432          16,754           7,226           5,707            145
                            --------------  --------------  --------------  --------------  -------------- --------------
NET ASSETS - END OF
 PERIOD                     $            -  $       29,541  $       24,432  $            -  $        7,226 $        5,707
                            ==============  ==============  ==============  ==============  ============== ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                        MFS
                            -------------------------------------------------------------------------------------------
                                             New Discovery                                    Research
                                                Series                                         Series
                            ----------------------------------------------  -------------------------------------------
                               2005 (a)          2004            2003                       2004 (c)          2003
                            --------------  --------------  --------------               --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $            -  $           (1) $            -               $          265  $          (16)
 Net realized (losses)
   gains from security
   transactions                        (22)              -             (10)                          92            (801)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          (7)              6              60                           98           5,478
                            --------------  --------------  --------------               --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   (29)              5              50                          455           4,661
                            --------------  --------------  --------------               --------------  --------------
From capital
 transactions:
 Net purchase payments                  72              72              72                          318           9,820
 Net investment division
   transfers                          (222)            (22)            (24)                      (3,245)         (4,030)
 Other net transfers                     -              (3)            (69)                     (22,725)            (60)
                            --------------  --------------  --------------               --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                     (150)             47             (21)                     (25,652)          5,730
                            --------------  --------------  --------------               --------------  --------------
    NET CHANGE IN NET
     ASSETS                           (179)             52              29                      (25,197)         10,391
NET ASSETS - BEGINNING
 OF PERIOD                             179             127              98                       25,197          14,806
                            --------------  --------------  --------------               --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $          179  $          127               $            -  $       25,197
                            ==============  ==============  ==============               ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005
(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                 MFS
                       ---------------------------------------------------------------------------------------
                                     Emerging Growth                             Strategic Income
                                          Series                                      Series
                       -------------------------------------------  ------------------------------------------
                                       2004 (c)          2003                       2004 (c)         2003
                                    --------------  --------------               -------------- --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   income (loss)                    $            -  $          (14)              $            - $           (3)
 Net realized
   (losses) gains
   from security
   transactions                               (764)           (167)                           -            744
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                              806             835                            -           (639)
                                    --------------  --------------               -------------- --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                                 42             654                            -            102
                                    --------------  --------------               -------------- --------------
From capital
 transactions:
 Net purchase
   payments                                  1,294           1,254                            -              -
 Net investment
   division
   transfers                                (3,273)           (552)                           -         (9,818)
 Other net transfers                        (1,215)            (51)                           -           (122)
                                    --------------  --------------               -------------- --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                           (3,194)            651                            -         (9,940)
                                    --------------  --------------               -------------- --------------
    NET CHANGE IN
     NET ASSETS                             (3,152)          1,305                            -         (9,838)
NET ASSETS -
 BEGINNING OF PERIOD                         3,152           1,847                            -          9,838
                                    --------------  --------------               -------------- --------------
NET ASSETS - END OF
 PERIOD                             $            -  $        3,152               $            - $            -
                                    ==============  ==============               ============== ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                    Oppenheimer
                            -------------------------------------------------------------------------------------------
                                         Capital Appreciation                      Main Street Growth and Income
                                                 Fund                                           Fund
                            ----------------------------------------------  -------------------------------------------
                               2005 (a)          2004            2003                       2004 (c)          2003
                            --------------  --------------  --------------               --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $          334  $         (112) $          (57)              $            9  $            2
 Net realized (losses)
   gains from security
   transactions                        116           3,306             104                           54              (3)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (2,643)           (638)          3,425                          (64)            189
                            --------------  --------------  --------------               --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                (2,193)          2,556           3,472                           (1)            188
                            --------------  --------------  --------------               --------------  --------------
From capital
 transactions:
 Net purchase payments               1,654          11,164           3,296                          176             527
 Net investment division
   transfers                        (7,018)          2,849          20,799                          (72)           (208)
 Other net transfers               (38,548)            (53)            (70)                      (1,100)            (73)
                            --------------  --------------  --------------               --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  (43,912)         13,960          24,025                         (996)            246
                            --------------  --------------  --------------               --------------  --------------
    NET CHANGE IN NET
     ASSETS                        (46,105)         16,516          27,497                         (997)            434
NET ASSETS - BEGINNING
 OF PERIOD                          46,105          29,589           2,092                          997             563
                            --------------  --------------  --------------               --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $       46,105  $       29,589               $            -  $          997
                            ==============  ==============  ==============               ==============  ==============

(a) For the period January 1, 2005 to April 29, 2005
(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                         Oppenheimer
                                  -----------------------------------------------------------------------------------------
                                                  High Income                                      Bond
                                                      Fund                                         Fund
                                  -------------------------------------------  --------------------------------------------
                                                   2004 (c)         2003                        2004 (c)          2003
                                                -------------- --------------                --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)                   $            - $            8                $          447  $          477
 Net realized (losses) gains
   from security transactions                                -            (17)                          189             170
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                               -             23                          (572)            (66)
                                                -------------- --------------                --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                         -             14                            64             581
                                                -------------- --------------                --------------  --------------
From capital transactions:
 Net purchase payments                                       -              -                             -               -
 Net investment division
   transfers                                                 -              -                        (2,972)         (3,214)
 Other net transfers                                         -           (110)                       (6,696)           (125)
                                                -------------- --------------                --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                               -           (110)                       (9,668)         (3,339)
                                                -------------- --------------                --------------  --------------
    NET CHANGE IN NET ASSETS                                 -            (96)                       (9,604)         (2,758)
NET ASSETS - BEGINNING OF
 PERIOD                                                      -             96                         9,604          12,362
                                                -------------- --------------                --------------  --------------
NET ASSETS - END OF PERIOD                      $            - $            -                $            -  $        9,604
                                                ============== ==============                ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                            Oppenheimer                                      Putnam
                            -------------------------------------------  ----------------------------------------------
                                           Strategic Bond                                Growth & Income
                                                Fund                                          Fund
                            -------------------------------------------  ----------------------------------------------
                                             2004 (c)         2003            2005            2004            2003
                                          -------------- --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                                 $            - $            8  $          672  $          548  $          443
 Net realized (losses)
   gains from security
   transactions                                        -              2           1,119             689          (1,451)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                         -              -           1,065           4,351          10,541
                                          -------------- --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                   -             10           2,856           5,588           9,533
                                          -------------- --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                                 -              -           6,588          11,198          13,428
 Net investment division
   transfers                                           -              -          (5,333)         (7,465)         (8,600)
 Other net transfers                                   -           (124)              -             (73)           (520)
                                          -------------- --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                      -           (124)          1,255           3,660           4,308
                                          -------------- --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                            -           (114)          4,111           9,248          13,841
NET ASSETS - BEGINNING
 OF PERIOD                                             -            114          56,468          47,220          33,379
                                          -------------- --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                                   $            - $            -  $       60,579  $       56,468  $       47,220
                                          ============== ==============  ==============  ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                        Putnam
                            ----------------------------------------------------------------------------------------------
                                                 Vista                                     International Growth
                                                 Fund                                              Fund
                            ----------------------------------------------    ----------------------------------------------
                                 2005            2004              2003          2005 (a)          2004              2003
                            --------------  --------------    --------------  --------------  --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $         (115) $         (108)   $          (86) $          136  $           87    $           31
 Net realized (losses)
   gains from security
   transactions                       (150)           (416)           (1,889)         (1,117)           (104)             (238)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       2,651           3,813             6,594             755           1,242             1,936
                            --------------  --------------    --------------  --------------  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 2,386           3,289             4,619            (226)          1,225             1,729
                            --------------  --------------    --------------  --------------  --------------    --------------
From capital
 transactions:
 Net purchase payments                 991           1,110             1,114             132             265               265
 Net investment division
   transfers                        (1,659)         (1,877)            2,977          (8,839)           (397)               32
 Other net transfers                  (668)             (3)             (358)             (7)             (1)              (68)
                            --------------  --------------    --------------  --------------  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   (1,336)           (770)            3,733          (8,714)           (133)              229
                            --------------  --------------    --------------  --------------  --------------    --------------
    NET CHANGE IN NET
     ASSETS                          1,050           2,519             8,352          (8,940)          1,092             1,958
NET ASSETS - BEGINNING
 OF PERIOD                          21,017          18,498            10,146           8,940           7,848             5,890
                            --------------  --------------    --------------  --------------  --------------    --------------
NET ASSETS - END OF
 PERIOD                     $       22,067  $       21,017    $       18,498  $            -  $        8,940    $        7,848
                            ==============  ==============    ==============  ==============  ==============    ==============

(a) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003


                                  ----------------------------------
                                                   New Value
                                                      Fund
                                  ----------------------------------
                                                      2004 (c)
                                                   --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)                      $            -
 Net realized (losses) gains
   from security transactions                                   -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                                  -
                                                   --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                            -
                                                   --------------
From capital transactions:
 Net purchase payments                                          -
 Net investment division
   transfers                                                    -
 Other net transfers                                            -
                                                   --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                                  -
                                                   --------------
    NET CHANGE IN NET ASSETS                                    -
NET ASSETS - BEGINNING OF
 PERIOD                                                         -
                                                   --------------
NET ASSETS - END OF PERIOD                         $            -
                                                   ==============

                                          Putnam
                                  -------------------------------------------------------
                                                           International New Opportunities
                                                                        Fund
                                  ---------         --------------------------------------------
                                       2003                          2004 (c)          2003
                                  --------------                  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $            2                  $           86  $            -
 Net realized (losses) gains
   from security transactions                 10                          (4,976)         (2,474)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 4                           4,858           4,187
                                  --------------                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                          16                             (32)          1,713
                                  --------------                  --------------  --------------
From capital transactions:
 Net purchase payments                         -                               -               -
 Net investment division
   transfers                                   -                          (7,044)         (1,842)
 Other net transfers                        (120)                            (27)            (46)
                                  --------------                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions              (120)                         (7,071)         (1,888)
                                  --------------                  --------------  --------------
    NET CHANGE IN NET ASSETS                (104)                         (7,103)           (175)
NET ASSETS - BEGINNING OF
 PERIOD                                      104                           7,103           7,278
                                  --------------                  --------------  --------------
NET ASSETS - END OF PERIOD        $            -                  $            -  $        7,103
                                  ==============                  ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                       Templeton
                            ----------------------------------------------------------------------------------------------
                                           Growth Securities                              Foreign Securities
                                                 Fund                                            Fund
                            ----------------------------------------------  ----------------------------------------------
                                 2005            2004            2003            2005            2004            2003
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment income
   (loss)                   $           54  $           52  $           59  $          483  $          393  $          634
 Net realized (losses)
   gains from security
   transactions                         57              22             (21)           (108)         (1,126)         (4,779)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                         281             552             987           4,352           7,687          14,084
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   392             626           1,025           4,727           6,954           9,939
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                   -               -               -             434             434             434
 Net investment division
   transfers                           (29)           (110)             57           1,576           2,264          (1,854)
 Other net transfers                  (110)           (101)           (198)           (606)         (3,587)         (6,367)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                     (139)           (211)           (141)          1,404            (889)         (7,787)
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                            253             415             884           6,131           6,065           2,152
NET ASSETS - BEGINNING
 OF PERIOD                           4,437           4,022           3,138          44,358          38,293          36,141
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $        4,690  $        4,437  $        4,022  $       50,489  $       44,358  $       38,293
                            ==============  ==============  ==============  ==============  ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                           Templeton
                                  -------------------------------------------------------------------------------------------
                                           Developing Markets Securities                    Global Income Securities
                                                       Fund                                           Fund
                                  ----------------------------------------------  -------------------------------------------
                                       2005            2004            2003                       2004 (c)          2003
                                  --------------  --------------  --------------               --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)     $          108  $          145  $           70               $            -  $        5,635
 Net realized (losses) gains
   from security transactions              1,035             151            (361)                      18,639             388
 Change in unrealized
   appreciation
   (depreciation) of
   investments                             1,881           2,160           3,962                      (20,060)          8,924
                                  --------------  --------------  --------------               --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                       3,024           2,456           3,671                       (1,421)         14,947
                                  --------------  --------------  --------------               --------------  --------------
From capital transactions:
 Net purchase payments                       316             316             316                            -               -
 Net investment division
   transfers                              (1,603)           (698)         (1,703)                     (77,654)              -
 Other net transfers                         (47)             (3)            (92)                        (639)         (1,909)
                                  --------------  --------------  --------------               --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions            (1,334)           (385)         (1,479)                     (78,293)         (1,909)
                                  --------------  --------------  --------------               --------------  --------------
    NET CHANGE IN NET ASSETS               1,690           2,071           2,192                      (79,714)         13,038
NET ASSETS - BEGINNING OF
 PERIOD                                   12,405          10,334           8,142                       79,714          66,676
                                  --------------  --------------  --------------               --------------  --------------
NET ASSETS - END OF PERIOD        $       14,095  $       12,405  $       10,334               $            -  $       79,714
                                  ==============  ==============  ==============               ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                           Templeton
                                  ------------------------------------------------------------------------------------------
                                                    Small-Cap                             Mutual Shares Securities
                                                      Fund                                          Fund
                                  --------------------------------------------  --------------------------------------------
                                                   2004 (c)          2003                        2004 (c)          2003
                                                --------------  --------------                --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)                   $            -  $            -                $            -  $           38
 Net realized (losses) gains
   from security transactions                          (24,609)         (1,791)                        1,030               2
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                          25,429          26,648                          (893)          1,382
                                                --------------  --------------                --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                       820          24,857                           137           1,422
                                                --------------  --------------                --------------  --------------
From capital transactions:
 Net purchase payments                                       -               -                           139             273
 Net investment division
   transfers                                           (89,835)         (1,180)                         (109)           (510)
 Other net transfers                                      (433)         (1,932)                       (7,120)           (117)
                                                --------------  --------------                --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                         (90,268)         (3,112)                       (7,090)           (354)
                                                --------------  --------------                --------------  --------------
    NET CHANGE IN NET ASSETS                           (89,448)         21,745                        (6,953)          1,068
NET ASSETS - BEGINNING OF
 PERIOD                                                 89,448          67,703                         6,953           5,885
                                                --------------  --------------                --------------  --------------
NET ASSETS - END OF PERIOD                      $            -  $       89,448                $            -  $        6,953
                                                ==============  ==============                ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005, 2004, and 2003

                                                                            Templeton
                                                          --------------------------------------------
                                                                   Large-Cap Growth Securities
                                                                              Fund
                                                          --------------------------------------------
                                                                           2004 (c)          2003
                                                                        --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)                                          $            -  $          498
  Net realized (losses) gains from security transactions                       (33,031)         (1,080)
  Change in unrealized appreciation (depreciation) of
   investments                                                                  33,412          16,851
                                                                        --------------  --------------
    Net increase (decrease) in net assets resulting
     from operations                                                               381          16,269
                                                                        --------------  --------------
From capital transactions:
  Net purchase payments                                                              -               -
  Net investment division transfers                                            (75,311)            495
  Other net transfers                                                             (610)         (1,670)
                                                                        --------------  --------------
    Net increase (decrease) in net assets resulting
     from capital transactions                                                 (75,921)         (1,175)
                                                                        --------------  --------------
    NET CHANGE IN NET ASSETS                                                   (75,540)         15,094
NET ASSETS - BEGINNING OF PERIOD                                                75,540          60,446
                                                                        --------------  --------------
NET ASSETS - END OF PERIOD                                              $            -  $       75,540
                                                                        ==============  ==============

(c) For the period January 1, 2004 to April 30, 2004

See Accompanying Notes to Financial Statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements


(1) ORGANIZATION
   MetLife Investors Variable Life Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MetLife Investors Insurance Company (MLI) and exists in accordance with the regulations of the Missouri Department of Insurance. MLI is an independent wholly owned subsidiary of Metropolitan Life Insurance Company (Metropolitan Life). The Separate Account is a funding vehicle for variable life insurance policies issued by MLI.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of seven investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment may vary between variable life insurance policies offered for sale by MLI.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLI may conduct.

                    Met Investors Series Trust (Met
                      Investors):
                      Lord Abbett Growth and Income
                       Portfolio (1)
                      Lord Abbett Bond Debenture
                       Portfolio (1)
                      Lord Abbett Mid-Cap Value Portfolio
                       (1)
                      Lord Abbett Growth Opportunity
                       Portfolio (1)
                      Met/Putnam Capital Opportunities
                       Portfolio (1)
                      Lazard Mid-Cap Portfolio (2)
                      Met/AIM Small-Cap Growth Portfolio
                       (2)
                      Third Avenue Small-Cap Value
                       Portfolio (2)
                      Janus Aggressive Growth Portfolio
                       (2)
                      MFS Research International
                       Portfolio (1)
                      T. Rowe Price Mid-Cap Growth
                       Portfolio (2)
                      Oppenheimer Capital Appreciation
                       Portfolio (2)
                      PIMCO Inflation Protected Bond
                       Portfolio (2)
                      RCM Global Technology Portfolio (2)
                      PIMCO Total Return Bond Portfolio
                       (2)
                      Harris Oakmark International
                       Portfolio (2)
                      Neuberger Berman Real Estate
                       Portfolio (1)
                      Turner Mid-Cap Growth Portfolio (1)
                      Goldman Sachs Mid-Cap Value
                       Portfolio (1)
                      Defensive Strategy Fund of Fund (2)
                      Moderate Strategy Fund of Fund (2)
                      Balanced Strategy Fund of Fund (2)
                      Growth Strategy Fund of Fund (2)
                      Aggressive Strategy Fund of Fund (2)
                      VanKampen ComStock Portfolio (2)
                    Metropolitan Life Series (MetLife):
                      Davis Venture Value Fund A (2)
                      Harris Oakmark Focused Value Fund
                       (2)
                    Metropolitan Life Series (MetLife),
                      continued:
                      Jennison Growth Portfolio (2)
                      Stock Index Portfolio (2)
                      BlackRock Money Market Portfolio (1)
                      BlackRock Bond Income Portfolio (2)
                      Salomon Brothers Strategic Bond
                       Portfolio (2)
                      Salomon Brothers U.S. Government
                       Portfolio (2)
                      T. Rowe Price Small-Cap Portfolio
                       (1)
                      T. Rowe Price Large-Cap Portfolio
                       (1)
                      Capital Guardian U.S. Equity Series
                       (1)
                    Russell Investment Funds (Russell):
                      Multi-Style Equity Fund (2)
                      Aggressive Equity Fund (2)
                      Non-U.S. Fund (2)
                      Core Bond Fund (2)
                      Real Estate Securities Fund (2)
                    AIM Variable Insurance Funds, Inc.
                      (AIM):
                      Capital Appreciation Fund (1)
                      International Growth Fund (1)
                    Scudder Variable Series II (Scudder
                      II):
                      Small-Cap Growth Portfolio (2)
                      Government Securities Portfolio (2)
                    Putnam Variable Trust (Putnam):
                      Growth and Income Fund (2)
                      Vista Fund (2)
                    Franklin Templeton Variable Insurance
                      Products Trust (Templeton):
                      Growth Securities Fund (3)
                      Foreign Securities Fund (1)
                      Developing Markets Securities Fund
                       (2)

    (1) Indicates sub-account is available in both SPVL and the FPVUL products.
    (2) Indicates sub-account is available in the flexible premium variable universal life (FPVUL) product only.
    (3) Indicates sub-account is available in the single premium variable life
        (SPVL) product only.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

   The following sub-accounts changed names during the year ended December 31, 2005:
    Met Investors PIMCO Innovation Portfolio to RCM Global Technology
     Portfolio
    MetLife SSR Money Market Portfolio to BlackRock Money Market Portfolio MetLife SSR Bond Income Portfolio to BlackRock Bond Income Portfolio
    Met Investors AIM Mid-Cap Core Equity Portfolio to Lazard Mid-Cap
     Portfolio

   The following sub-accounts ceased operations during the years ended December 31, 2005, 2004 and 2003:

 Year Ended December 31, 2005:                           Date Ceased Operations
 -----------------------------                           ----------------------
  Met Investors PIMCO Money Market Portfolio                April 29, 2005
  Alliance Bernstein Real Estate Investment Portfolio       April 29, 2005
  Scudder II Dreman Small-Cap Value Portfolio               April 29, 2005
  MFS Investors Trust Series                                April 29, 2005
  MFS High Income Series                                    April 29, 2005
  MFS New Discovery Series                                  April 29, 2005
  Oppenheimer Capital Appreciation Fund                     April 29, 2005
  Putnam International Growth Fund                          April 29, 2005

 Year Ended December 31, 2004:
 -----------------------------
  AIM Premier Equity Fund                                   April 30, 2004
  Alliance Premier Growth Portfolio                         April 30, 2004
  Liberty Newport Tiger Fund, Variable Series               April 30, 2004
  Goldman Sachs Growth and Income Fund                      April 30, 2004
  Goldman Sachs International Equity Fund                   April 30, 2004
  MFS Research Series                                       April 30, 2004
  MFS Emerging Growth Series                                April 30, 2004
  MFS Strategic Income Series                               April 30, 2004
  Oppenheimer Main Street Growth & Income Fund              April 30, 2004
  Oppenheimer High Income Fund                              April 30, 2004
  Oppenheimer Bond Fund                                     April 30, 2004
  Oppenheimer Strategic Bond Fund                           April 30, 2004
  Putnam New Value Fund                                     April 30, 2004
  Putnam International New Opportunities Fund               April 30, 2004
  Templeton Global Income Securities Fund                   April 30, 2004
  Franklin Small-Cap Fund                                   April 30, 2004
  Templeton Mutual Shares Securities Fund                   April 30, 2004
  Franklin Large-Cap Growth Securities Fund                 April 30, 2004
  Met Investors JP Morgan Quality Bond Portfolio           November 19, 2004
  Met Investors JP Morgan Select Equity Portfolio          November 19, 2004
  Met Investors Met Putnam Research Portfolio              November 19, 2004

 Year Ended December 31, 2003:
 -----------------------------
  Met Investors Lord Abbett Developing Growth Portfolio     April 25, 2003
  Met Investors JP Morgan Enhanced Index Portfolio          April 25, 2003
  Met Investors JP Morgan International Equity Portfolio    April 25, 2003
  GACC Money Market Fund                                    April 25, 2003

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

   The following sub-accounts began operations during the years ended December 31, 2005, 2004 and 2003:

 Year Ended December 31, 2005:                           Date Began Operations
 -----------------------------                           ---------------------
  Met Investors Defensive Strategy Fund of Fund               May 2, 2005
  Met Investors Moderate Strategy Fund of Fund                May 2, 2005
  Met Investors Balanced Strategy Fund of Fund                May 2, 2005
  Met Investors Growth Strategy Fund of Fund                  May 2, 2005
  Met Investors Aggressive Strategy Fund of Fund              May 2, 2005
  Met Investors VanKampen ComStock Portfolio                  May 2, 2005
  MetLife Salomon Brothers U.S. Government Portfolio          May 2, 2005

 Year Ended December 31, 2004:
 -----------------------------
  Met Investors Neuberger Berman Real Estate Portfolio        May 3, 2004
  Met Investors Turner Mid-Cap Growth Portfolio               May 3, 2004
  Met Investors Goldman Sachs Mid-Cap Value Portfolio         May 3, 2004
  MetLife SSR Bond Income Portfolio                           May 3, 2004
  MetLife Salomon Brothers Strategic Bond Portfolio           May 3, 2004
  MetLife T. Rowe Price Small-Cap Portfolio                   May 3, 2004
  MetLife T. Rowe Price Large-Cap Portfolio                   May 3, 2004
  MetLife Capital Guardian U.S. Equity Series              November 22, 2004

 Year Ended December 31, 2003:
 -----------------------------
  Met Investors Lord Abbett Growth Opportunity Portfolio    April 25, 2003
  MetLife SSR Money Market Portfolio                        April 25, 2003
  Met Investors PIMCO Inflation Protected Bond Portfolio      May 1, 2003

(2) SIGNIFICANT ACCOUNTING POLICIES

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (B) FEDERAL INCOME TAXES
      The operations of the Separate Account are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life insurance policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable life insurance policies.

  (C) ESTIMATES
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(2) SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

  (D) RECLASSIFICATIONS
      Certain amounts in the prior years' financial statements have been reclassified to conform to the current year presentation

(3) SEPARATE ACCOUNT EXPENSES
   For flexible premium variable universal life policies, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts for the assumption of mortality and expense risks. The daily charge, on an annual basis, is equal to 0.55% for the first 10 policy years, 0.45% for policy years 11-20 and 0.15% thereafter. The mortality risk assumed by MLI is that the insured, as a group, may not live as long as expected. The expense risk assumed is that actual expenses my be greater than those assumed.

(4) CONTRACT CHARGES AND FEES
   There are contract charges and fees associated with the variable life insurance policies MLI deducts from the policy account value that reduce the return on investment. MLI sells single premium variable life (SPVL) and flexible premium variable universal life (FPVUL) policies and the contract charges and fees vary.

   The insurance charges for SPVL policies include mortality and expense risk, administrative, tax expense and cost of insurance. These charges are deducted from the policy account value on a monthly basis. Withdrawals during the first 10 years may be subject to a contingent deferred sales charge. In addition, MLI deducts a deferred premium tax charge on premium surrendered during the first 10 years. MLI charges a $30 annual contract maintenance fee on policies with values less than $50,000. Subject to certain restrictions, policy owners may transfer accumulated value between the available Separate Account sub-accounts. MLI deducts a transfer fee on each transfer in excess of twelve transfers during a policy year. Transfers made in a dollar cost averaging program are not subject to the transfer fee. The insurance charges and fees are explained in the product prospectus.

   The insurance charges for FPVUL policies include tax expense, selection and expense, monthly policy charge, cost of insurance and the charges for additional benefit riders. These charges are deducted from the policy account value on a monthly basis. MLI deducts a sales charge from each premium payment. In addition, MLI will deduct a contingent deferred sales charge during the first 10 years if certain conditions occur. Subject to certain restrictions, policy owners may transfer or withdraw accumulated value between the available Separate Account sub-accounts and the General Account. MLI deducts a fee on each transfer or withdrawal in excess of twelve transfers and withdrawals during a policy year. The insurance charges and fees are explained in the product prospectus.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the year ended December 31, 2005 for each sub-account were as follows:

                                                            Purchases    Sales
                                                           ----------- ----------
Met Investors Lord Abbett Growth & Income Portfolio        $   920,442 $  405,695
Met Investors Lord Abbett Bond Debenture Portfolio             487,618    169,193
Met Investors Lord Abbett Mid-Cap Value Portfolio               63,397     34,858
Met Investors Lord Abbett Growth Opportunity Portfolio          28,994     12,654
Met Investors Met/Putnam Capital Opportunities Portfolio           760      8,403
Met Investors Lazard Mid-Cap Portfolio                         319,471    133,641
Met Investors Met/AIM Small-Cap Growth Portfolio               167,673     63,122
Met Investors Third Avenue Small-Cap Value Portfolio           520,784    162,170
Met Investors Janus Aggressive Growth Portfolio                 95,780     47,035
Met Investors MFS Research International Portfolio             474,459     93,357
Met Investors T. Rowe Price Mid-Cap Growth Portfolio           301,155    171,575
Met Investors Oppenheimer Capital Appreciation Portfolio       592,640     97,660
Met Investors PIMCO Inflation Protected Bond Portfolio         455,066     80,160
Met Investors RCM Global Technology Portfolio                   53,919     34,996
(a) Met Investors PIMCO Money Market Portfolio               2,040,958  3,786,529
Met Investors PIMCO Total Return Bond Portfolio                711,765    158,064
Met Investors Harris Oakmark International Portfolio           598,883    210,382
Met Investors Neuberger Berman Real Estate Portfolio           282,869     63,947
Met Investors Turner Mid-Cap Growth Portfolio                  150,073     10,432
Met Investors Goldman Sachs Mid-Cap Value Portfolio            385,207     96,367
(b) Met Investors MetLife Defensive Strategy Fund of Fund            -          -
(b) Met Investors MetLife Moderate Strategy Fund of Fund       289,453      3,311
(b) Met Investors MetLife Balanced Strategy Fund of Fund       108,472      7,455
(b) Met Investors MetLife Growth Strategy Fund of Fund         896,130      4,987
(b) Met Investors MetLife Aggressive Strategy Fund of Fund      70,158      1,159
(b) Met Investors VanKampen ComStock Portfolio                  42,454        591
MetLife Davis Venture Value                                  1,130,926    323,430
MetLife Harris Oakmark Focused Value Fund                      367,544    122,844
MetLife Jennison Growth Portfolio                              229,391     68,011
MetLife Stock Index Portfolio                                  387,030    288,494
MetLife BlackRock Money Market Portfolio                     3,298,110  1,894,072
MetLife BlackRock Bond Income Portfolio                          8,527      6,650
MetLife Salomon Brothers Strategic Bond Portfolio                    -          -
(b) MetLife Salomon Brothers U.S. Government Portfolio               -          -
MetLife T. Rowe Price Small-Cap Portfolio                        3,382      3,142
MetLife T. Rowe Price Large-Cap Portfolio                        1,931      3,696
MetLife Capital Guardian U.S. Equity Series                      1,867     32,684
Russell Multi-Style Equity Fund                                      -          -
Russell Aggressive Equity Fund                                       -          -
Russell Non-U.S. Fund                                                -          -
Russell Core Bond Fund                                               -          -
Russell Real Estate Securities Fund                                  -          -
AIM Capital Appreciation Fund                                    4,618     42,252
AIM International Growth Fund                                      301      1,772
(a) Alliance Bernstein Real Estate Investment Portfolio             94     14,759

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                      Purchases    Sales
                                                     ----------- ----------
     Scudder II Small-Cap Growth Portfolio           $       450 $      463
     (a) Scudder II Dreman Small-Cap Value Portfolio           -          1
     Scudder II Government Securities Portfolio               70          3
     (a) MFS Investors Trust Series                          156     28,477
     (a) MFS High Income Series                               82      7,168
     (a) MFS New Discovery Series                             72        224
     (a) Oppenheimer Capital Appreciation Fund             2,666     46,248
     Putnam Growth & Income Fund                           9,503      7,624
     Putnam Vista Fund                                     1,405      2,917
     (a) Putnam International Growth Fund                    276      8,865
     Templeton Growth Securities Fund                        199        284
     Templeton Foreign Securities Fund                     5,865      4,088
     Templeton Developing Markets Securities Fund          1,430      2,783
                                                     ----------- ----------
                                                     $15,514,475 $8,768,694
                                                     =========== ==========

(a) For the period January 1, 2005 to April 29, 2005
(b) For the period May 2, 2005 to December 31, 2005

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett    Lord Abbett  Lord Abbett     Met/Putnam   Lord Abbett
                                   Growth &       Bond          Mid-Cap      Growth          Capital    Developing
                                    Income      Debenture        Value     Opportunity    Opportunities   Growth
                                   Portfolio    Portfolio      Portfolio    Portfolio       Portfolio    Portfolio
                                  -----------  -----------    -----------  -----------    ------------- -----------
Unit Balance at December 31, 2005     403,608       99,538         23,872       24,181          16,652
                                  ===========  ===========    ===========  ===========     ===========
 Units Issued                          62,673       32,887          1,607          401              15
 Units Redeemed                       (33,217)     (12,712)        (1,463)        (926)           (663)
                                  -----------  -----------    -----------  -----------     -----------
Unit Balance at December 31, 2004     374,152       79,363         23,728       24,706          17,300
                                  ===========  ===========    ===========  ===========     ===========
 Units Issued                          93,452       31,173            560        1,524              18
 Units Redeemed                       (34,311)      (6,861)        (3,876)      (2,777)         (2,061)
                                  -----------  -----------    -----------  -----------     -----------
Unit Balance at December 31, 2003     315,011       55,051         27,044       25,959          19,343            -
                                  ===========  ===========    ===========  ===========     ===========  ===========
 Units Issued                         140,769       43,030            188       30,208              28          130
 Units Redeemed                       (25,816)     (21,207)        (1,010)      (4,249)         (1,199)     (41,263)
                                  -----------  -----------    -----------  -----------     -----------  -----------
Unit Balance at January 1, 2003       200,058       33,228         27,866            -          20,514       41,133
                                  ===========  ===========    ===========  ===========     ===========  ===========

                                  ------

                                    Lazard
                                    Mid-Cap
                                   Portfolio
                                  -----------
Unit Balance at December 31, 2005      43,117
                                  ===========
 Units Issued                          19,490
 Units Redeemed                        (9,779)
                                  -----------
Unit Balance at December 31, 2004      33,406
                                  ===========
 Units Issued                          21,555
 Units Redeemed                        (3,477)
                                  -----------
Unit Balance at December 31, 2003      15,328
                                  ===========
 Units Issued                          15,804
 Units Redeemed                          (641)
                                  -----------
Unit Balance at January 1, 2003           165
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ---------------------------------------------------------------------------------------------
                                    Met/AIM    Third Avenue    Janus          MFS      T. Rowe Price Oppenheimer      PIMCO
                                   Small-Cap    Small-Cap    Aggressive    Research       Mid-Cap      Capital      Inflation
                                    Growth        Value        Growth    International    Growth     Appreciation Protected Bond
                                   Portfolio    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                  -----------  ------------ -----------  ------------- ------------- ------------ --------------
Unit Balance at December 31, 2005      42,691       59,609       43,733        74,934       111,251      113,701        77,790
                                  ===========  ===========  ===========   ===========   ===========  ===========   ===========
 Units Issued                          13,580       28,500        9,165        29,053        27,789       55,356        39,626
 Units Redeemed                        (4,564)      (8,444)      (4,172)       (6,433)      (16,166)      (8,688)       (6,781)
                                  -----------  -----------  -----------   -----------   -----------  -----------   -----------
Unit Balance at December 31, 2004      33,675       39,553       38,740        52,314        99,628       67,033        44,945
                                  ===========  ===========  ===========   ===========   ===========  ===========   ===========
 Units Issued                          28,645       43,179       22,465        19,769        84,955       76,751        48,750
 Units Redeemed                       (14,923)     (18,178)      (4,212)       (5,459)      (16,009)     (21,946)      (11,466)
                                  -----------  -----------  -----------   -----------   -----------  -----------   -----------
Unit Balance at December 31, 2003      19,953       14,552       20,487        38,004        30,682       12,228         7,661
                                  ===========  ===========  ===========   ===========   ===========  ===========   ===========
 Units Issued                          20,686       14,990       20,930        38,900        30,972       12,213         7,760
 Units Redeemed                        (1,054)        (503)        (623)       (2,629)         (605)        (728)          (99)
                                  -----------  -----------  -----------   -----------   -----------  -----------   -----------
Unit Balance at January 1, 2003           321           65          180         1,733           315          743             -
                                  ===========  ===========  ===========   ===========   ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  --------------------------------------------------------------------------------------
                                      RCM                          PIMCO        JP Morgan     JP Morgan       Harris
                                     Global         PIMCO          Total        Enhanced    International     Oakmark
                                   Technology    Money Market   Return Bond       Index        Equity      International
                                   Portfolio      Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                  -----------    ------------   -----------    -----------  -------------  -------------
Unit Balance at December 31, 2005       9,458              -        157,670                                      83,473
                                  ===========    ===========    ===========                                 ===========
 Units Issued                           7,536        187,624         59,671                                      41,287
 Units Redeemed                        (4,885)      (360,188)       (13,335)                                    (14,516)
                                  -----------    -----------    -----------                                 -----------
Unit Balance at December 31, 2004       6,807        172,564        111,334                                      56,702
                                  ===========    ===========    ===========                                 ===========
 Units Issued                           4,813        513,561         99,881                                      47,411
 Units Redeemed                          (774)      (615,217)       (28,506)                                    (10,835)
                                  -----------    -----------    -----------                                 -----------
Unit Balance at December 31, 2003       2,768        274,220         39,959              -             -         20,126
                                  ===========    ===========    ===========    ===========   ===========    ===========
 Units Issued                           3,003        795,322         84,126             14            65         20,720
 Units Redeemed                          (349)      (628,999)       (46,785)       (78,699)      (19,148)          (757)
                                  -----------    -----------    -----------    -----------   -----------    -----------
Unit Balance at January 1, 2003           114        107,897          2,618         78,685        19,083            163
                                  ===========    ===========    ===========    ===========   ===========    ===========

                                  -----
                                   Neuberger
                                    Berman
                                  Real Estate
                                   Portfolio
                                  -----------
Unit Balance at December 31, 2005      18,263
                                  ===========
 Units Issued                          21,618
 Units Redeemed                        (4,813)
                                  -----------
Unit Balance at December 31, 2004       1,458
                                  ===========
 Units Issued                           1,481
 Units Redeemed                           (23)
                                  -----------
Unit Balance at December 31, 2003           -
                                  ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2003


                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------------
                                    Turner     Goldman Sachs
                                    Mid-Cap       Mid-Cap     Defensive     Moderate     Balanced      Growth     Aggressive
                                    Growth         Value       Strategy     Strategy     Strategy     Strategy     Strategy
                                   Portfolio     Portfolio   Fund of Fund Fund of Fund Fund of Fund Fund of Fund Fund of Fund
                                  -----------  ------------- ------------ ------------ ------------ ------------ ------------
Unit Balance at December 31, 2005      12,834        25,636            -        2,621          928        7,731          579
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                          13,082        29,432            -        2,651          997        7,773          589
 Units Redeemed                          (864)       (7,785)           -          (30)         (69)         (42)         (10)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004         616         3,989            -            -            -            -            -
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                             622         4,001
 Units Redeemed                            (6)          (12)
                                  -----------   -----------
Unit Balance at December 31, 2003           -             -
                                  ===========   ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2003


                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                     Met Investors                                           MetLife
                                  --------------------------------------------------          -----------------------------
                                                  JP Morgan      JP Morgan                                      Harris
                                   VanKampen       Quality        Select        Met/Putnam       Davis         Oakmark
                                   ComStock         Bond          Equity         Research       Venture        Focused
                                   Portfolio      Portfolio      Portfolio      Portfolio     Value Fund A    Value Fund
                                  -----------    -----------    -----------    -----------    ------------   -----------
Unit Balance at December 31, 2005         398                                                     177,299        106,909
                                  ===========                                                 ===========    ===========
 Units Issued                             403                                                      87,648         26,716
 Units Redeemed                            (5)                                                    (24,891)        (8,737)
                                  -----------                                                 -----------    -----------
Unit Balance at December 31, 2004           -              -              -              -        114,542         88,930
                                  ===========    ===========    ===========    ===========    ===========    ===========
 Units Issued                                            107              8          3,880         82,960         89,686
 Units Redeemed                                      (16,828)       (61,925)       (17,052)       (13,743)       (33,022)
                                                 -----------    -----------    -----------    -----------    -----------
Unit Balance at December 31, 2003                     16,721         61,917         13,172         45,325         32,266
                                                 ===========    ===========    ===========    ===========    ===========
 Units Issued                                             46            325         15,547         44,654         33,371
 Units Redeemed                                         (716)        (1,734)        (6,026)        (2,200)        (1,865)
                                                 -----------    -----------    -----------    -----------    -----------
Unit Balance at January 1, 2003                       17,391         63,326          3,651          2,871            760
                                                 ===========    ===========    ===========    ===========    ===========

                                  --------

                                   Jennison
                                    Growth
                                   Portfolio
                                  -----------
Unit Balance at December 31, 2005      43,314
                                  ===========
 Units Issued                          16,907
 Units Redeemed                        (4,594)
                                  -----------
Unit Balance at December 31, 2004      31,001
                                  ===========
 Units Issued                          14,634
 Units Redeemed                        (3,527)
                                  -----------
Unit Balance at December 31, 2003      19,894
                                  ===========
 Units Issued                          20,574
 Units Redeemed                          (746)
                                  -----------
Unit Balance at January 1, 2003            66
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                  -------------------------------------------------------------------------------------
                                                BlackRock      BlackRock      Salomon         Salomon
                                     Stock        Money          Bond         Brothers       Brothers     T. Rowe Price
                                     Index       Market         Income     Strategic Bond U.S. Government   Small-Cap
                                   Portfolio    Portfolio      Portfolio     Portfolio       Portfolio      Portfolio
                                  -----------  -----------    -----------  -------------- --------------- -------------
Unit Balance at December 31, 2005      89,780      125,819            677             -               -          6,135
                                  ===========  ===========    ===========   ===========     ===========    ===========
 Units Issued                          33,961      272,221            115             -               -            243
 Units Redeemed                       (25,848)    (149,917)          (112)            -               -           (194)
                                  -----------  -----------    -----------   -----------     -----------    -----------
Unit Balance at December 31, 2004      81,667        3,515            674             -               -          6,086
                                  ===========  ===========    ===========   ===========     ===========    ===========
 Units Issued                          53,704          772            725                                        8,095
 Units Redeemed                       (31,967)     (15,532)           (51)                                      (2,009)
                                  -----------  -----------    -----------                                  -----------
Unit Balance at December 31, 2003      59,930       18,275              -                                            -
                                  ===========  ===========    ===========                                  ===========
 Units Issued                         108,485       37,287
 Units Redeemed                       (76,213)     (19,012)
                                  -----------  -----------
Unit Balance at January 1, 2003        27,658            -
                                  ===========  ===========

                                  -----------

                                  T. Rowe Price
                                    Large-Cap
                                    Portfolio
                                  -------------
Unit Balance at December 31, 2005        6,776
                                   ===========
 Units Issued                              125
 Units Redeemed                           (286)
                                   -----------
Unit Balance at December 31, 2004        6,937
                                   ===========
 Units Issued                            7,540
 Units Redeemed                           (603)
                                   -----------
Unit Balance at December 31, 2003            -
                                   ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2003


                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                    MetLife        GACC                                   Russell
                                  -----------  -----------    ---------------------------------------------------------------
                                    Capital
                                   Guardian       Money       Multi-Style   Aggressive                            Real Estate
                                  U.S. Equity     Market        Equity        Equity      Non-U.S.    Core Bond   Securities
                                    Series         Fund          Fund          Fund         Fund        Fund         Fund
                                  -----------  -----------    -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005       5,582                           -            -            -            -            -
                                  ===========                 ===========  ===========  ===========  ===========  ===========
 Units Issued                              17                           -            -            -            -            -
 Units Redeemed                          (280)                          -            -            -            -            -
                                  -----------                 -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004       5,845                           -            -            -            -            -
                                  ===========                 ===========  ===========  ===========  ===========  ===========
 Units Issued                           5,983                           -            -            -            -            -
 Units Redeemed                          (138)                          -            -            -            -            -
                                  -----------                 -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003           -            -              -            -            -            -            -
                                  ===========  ===========    ===========  ===========  ===========  ===========  ===========
 Units Issued                                            -              -            -            -            -            -
 Units Redeemed                                    (15,189)           (10)         (10)         (10)         (10)         (10)
                                               -----------    -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003                     15,189             10           10           10           10           10
                                               ===========    ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                    AIM                           Alliance              Liberty     Goldman Sachs
                                  --------------------------------------  ------------------------  --------------- -------------
                                                                           Bernstein                    Newport
                                    Capital    International   Premier    Real Estate    Premier         Tiger       Growth and
                                  Appreciation    Growth       Equity     Investment     Growth          Fund,         Income
                                      Fund         Fund         Fund       Portfolio    Portfolio   Variable Series     Fund
                                  ------------ ------------- -----------  -----------  -----------  --------------- -------------
Unit Balance at December 31, 2005      24,393         4,238                         -
                                  ===========   ===========               ===========
 Units Issued                             651             7                         3
 Units Redeemed                        (4,408)         (213)                     (643)
                                  -----------   -----------               -----------
Unit Balance at December 31, 2004      28,150         4,444            -          640            -              -              -
                                  ===========   ===========  ===========  ===========  ===========    ===========    ===========
 Units Issued                           1,576           167          735           85        1,062             74             76
 Units Redeemed                        (2,108)         (331)     (16,974)        (119)      (5,261)           (74)           (76)
                                  -----------   -----------  -----------  -----------  -----------    -----------    -----------
Unit Balance at December 31, 2003      28,682         4,608       16,239          674        4,199              -              -
                                  ===========   ===========  ===========  ===========  ===========    ===========    ===========
 Units Issued                             726            24        2,483           16          876              -              -
 Units Redeemed                        (2,518)         (129)      (1,206)        (192)      (1,684)           (10)           (10)
                                  -----------   -----------  -----------  -----------  -----------    -----------    -----------
Unit Balance at January 1, 2003        30,474         4,713       14,962          850        5,007             10             10
                                  ===========   ===========  ===========  ===========  ===========    ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                  Goldman Sachs                Scudder II                                    MFS
                                  -------------  -------------------------------------      -----------------------------

                                  International   Small-Cap      Small-Cap      Government                     High
                                     Equity        Growth          Value        Securities   Investors        Income
                                      Fund        Portfolio      Portfolio      Portfolio   Trust Series      Series
                                  -------------  -----------    -----------    -----------  ------------   -----------
Unit Balance at December 31, 2005                        438              -             22            -              -
                                                 ===========    ===========    ===========  ===========    ===========
 Units Issued                                             75              -              4            -              7
 Units Redeemed                                          (70)             -              -       (3,371)          (597)
                                                 -----------    -----------    -----------  -----------    -----------
Unit Balance at December 31, 2004            -           433              -             18        3,371            590
                                   ===========   ===========    ===========    ===========  ===========    ===========
 Units Issued                               12           270             75              5        1,034            194
 Units Redeemed                            (68)         (308)           (75)             -         (750)          (110)
                                   -----------   -----------    -----------    -----------  -----------    -----------
Unit Balance at December 31, 2003           56           471              -             13        3,087            506
                                   ===========   ===========    ===========    ===========  ===========    ===========
 Units Issued                               35             2              -              5        1,352            555
 Units Redeemed                            (25)         (178)           (10)           (10)        (837)           (64)
                                   -----------   -----------    -----------    -----------  -----------    -----------
Unit Balance at January 1, 2003             46           647             10             18        2,572             15
                                   ===========   ===========    ===========    ===========  ===========    ===========

                                  --------

                                      New
                                   Discovery
                                    Series
                                  -----------
Unit Balance at December 31, 2005           -
                                  ===========
 Units Issued                              10
 Units Redeemed                           (33)
                                  -----------
Unit Balance at December 31, 2004          23
                                  ===========
 Units Issued                               9
 Units Redeemed                            (3)
                                  -----------
Unit Balance at December 31, 2003          17
                                  ===========
 Units Issued                              13
 Units Redeemed                           (14)
                                  -----------
Unit Balance at January 1, 2003            18
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                   MFS                                         Oppenheimer
                                  -------------------------------------    --------------------------------------------------
                                                                                        Main Street
                                                   Emerging    Strategic     Capital     Growth &        High
                                    Research        Growth      Income     Appreciation   Income        Income
                                     Series         Series      Series         Fund        Fund          Fund        Bond Fund
                                  -----------    -----------  -----------  ------------ -----------  -----------    -----------
Unit Balance at December 31, 2005                                       -            -
                                                              ===========  ===========
 Units Issued                                                           -          300
 Units Redeemed                                                         -       (6,125)
                                                              -----------  -----------
Unit Balance at December 31, 2004           -              -            -        5,825            -            -              -
                                  ===========    ===========  ===========  ===========  ===========  ===========    ===========
 Units Issued                             366            848            -        4,652           15            -              -
 Units Redeemed                        (4,222)        (1,542)           -       (2,803)        (137)           -           (736)
                                  -----------    -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2003       3,856            694            -        3,976          122            -            736
                                  ===========    ===========  ===========  ===========  ===========  ===========    ===========
 Units Issued                           1,759            247            -        3,949           45            -              -
 Units Redeemed                          (713)           (79)        (831)        (339)         (10)         (10)          (270)
                                  -----------    -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at January 1, 2003         2,810            526          831          366           87           10          1,006
                                  ===========    ===========  ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                  Oppenheimer                                  Putnam
                                  -----------    -----------------------------------------------------------------
                                                                                                             International
                                   Strategic       Growth &                    International      New             New
                                     Bond           Income         Vista          Growth         Value       Opportunities
                                     Fund            Fund          Fund            Fund          Fund            Fund
                                  -----------    -----------    -----------    -------------  -----------    -------------
Unit Balance at December 31, 2005                      5,012          3,275               -
                                                 ===========    ===========     ===========
 Units Issued                                            733            226              14
 Units Redeemed                                         (623)          (441)         (1,028)
                                                 -----------    -----------     -----------
Unit Balance at December 31, 2004           -          4,902          3,490           1,014             -               -
                                  ===========    ===========    ===========     ===========   ===========     ===========
 Units Issued                               -          1,201            156              34             -               -
 Units Redeemed                             -           (839)          (298)            (51)            -          (1,317)
                                  -----------    -----------    -----------     -----------   -----------     -----------
Unit Balance at December 31, 2003           -          4,540          3,632           1,031             -           1,317
                                  ===========    ===========    ===========     ===========   ===========     ===========
 Units Issued                               -          1,523          1,569             105             -               7
 Units Redeemed                           (10)        (1,058)          (580)            (66)          (10)           (482)
                                  -----------    -----------    -----------     -----------   -----------     -----------
Unit Balance at January 1, 2003            10          4,075          2,643             992            10           1,792
                                  ===========    ===========    ===========     ===========   ===========     ===========

                                   Templeton
                                  -----------
                                     Global
                                     Income
                                   Securities
                                      Fund
                                  -----------
Unit Balance at December 31, 2005

 Units Issued
 Units Redeemed

Unit Balance at December 31, 2004           -
                                  ===========
 Units Issued                               -
 Units Redeemed                        (4,969)
                                  -----------
Unit Balance at December 31, 2003       4,969
                                  ===========
 Units Issued                               -
 Units Redeemed                          (131)
                                  -----------
Unit Balance at January 1, 2003         5,100
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                    Templeton
                                  -----------------------------------------------------------------------------
                                                                                Developing                    Large-Cap
                                   Small-Cap        Growth        Foreign        Markets      Mutual Shares     Growth
                                   Securities     Securities     Securities     Securities     Securities     Securities
                                      Fund           Fund           Fund           Fund           Fund           Fund
                                  -----------    -----------    -----------    -----------    -------------  -----------
Unit Balance at December 31, 2005                        292          4,105            796
                                                 ===========    ===========    ===========
 Units Issued                                             10            488             69
 Units Redeemed                                          (19)          (350)          (163)
                                                 -----------    -----------    -----------
Unit Balance at December 31, 2004           -            301          3,967            890               -             -
                                  ===========    ===========    ===========    ===========     ===========   ===========
 Units Issued                              22              3            458             23              10            33
 Units Redeemed                        (9,071)           (19)          (536)           (54)           (548)       (6,724)
                                  -----------    -----------    -----------    -----------     -----------   -----------
Unit Balance at December 31, 2003       9,049            317          4,045            921             538         6,691
                                  ===========    ===========    ===========    ===========     ===========   ===========
 Units Issued                              27             17            150             34              24            56
 Units Redeemed                          (406)           (28)        (1,146)          (222)            (54)         (171)
                                  -----------    -----------    -----------    -----------     -----------   -----------
Unit Balance at January 1, 2003         9,428            328          5,041          1,109             568         6,806
                                  ===========    ===========    ===========    ===========     ===========   ===========

                                                                    (Concluded)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


The following table was developed by separating each sub-account into the two products offered by MetLife Investors Variable Life Account One, single premium variable life and flexible premium variable universal life:

                                                                                 Single Premium Variable Life
                                               ---------------------------------------------------------------------
                                                                                         Met Investors
                                               ---------------------------------------------------------------------
                                                Lord Abbett   Lord Abbett   Lord Abbett   Lord Abbett   Met/Putnam
                                                 Growth &        Bond         Mid-Cap       Growth        Capital
                                                  Income       Debenture       Value      Opportunity  Opportunities
                                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                               ------------  ------------  ------------  ------------  -------------
December 31, 2005
  Units                                             219,040        29,930        22,974        22,673        16,635
  Unit Fair Value                              $      16.94  $      14.60  $      25.86  $      15.43  $      13.96
  Net Assets (In Thousands)                    $      3,711  $        437  $        594  $        350  $        232
  Investment Income Ratio to Net Assets /(1)/          1.16%         4.93%         0.60%         0.00%         0.30%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%         0.00%         0.00%
  Total Return /(3)/                                   3.66%         1.84%         8.26%         4.74%        10.07%

December 31, 2004
  Units                                             225,942        29,871        22,795        23,248        17,286
  Unit Fair Value                              $      16.34  $      14.34  $      23.89  $      14.73  $      12.68
  Net Assets (In Thousands)                    $      3,692  $        428  $        545  $        342  $        219
  Investment Income Ratio to Net Assets /(1)/          0.52%         4.10%         0.47%         0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%         0.00%         0.00%
  Total Return /(3)/                                  12.92%         8.43%        24.82%        12.76%        18.54%

December 31, 2003
  Units                                             235,476        30,164        26,063        24,440        19,332
  Unit Fair Value                              $      14.47  $      13.22  $      19.14  $      13.06  $      10.70
  Net Assets (In Thousands)                    $      3,408  $        398  $        499  $        320  $        207
  Investment Income Ratio to Net Assets /(1)/          0.96%         2.15%         0.69%         0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%         0.00%         0.00%
  Total Return /(3)/                                  31.06%        19.52%        26.16%        30.65%        28.73%

December 31, 2002
  Units                                             194,619        31,437        26,684                      20,498
  Unit Fair Value                              $      11.04  $      11.06  $      15.17                $       8.31
  Net Assets (In Thousands)                    $      2,149  $        348  $        405                $        170
  Investment Income Ratio to Net Assets /(1)/          0.92%         8.76%         0.44%                       0.09%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%                       0.00%
  Total Return /(3)/                                 -17.95%        -0.39%        -9.31%                     -21.05%

December 31, 2001
  Units                                             209,047        34,083        28,015                      20,358
  Unit Fair Value                              $      13.50  $      11.10  $      16.70                $      10.50
  Net Assets (In Thousands)                    $      2,813  $        378  $        469                $        214
  Investment Income Ratio to Net Assets /(1)/          0.96%         8.13%         0.51%                       0.19%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%                       0.00%
  Total Return /(3)/                                  -5.72%         3.79%         8.09%                      -8.45%

                                               ---------------------------

                                               ---------------------------
                                                    MFS          PIMCO
                                                 Research        Total
                                               International  Return Bond
                                                 Portfolio     Portfolio
                                               ------------- ------------
December 31, 2005
  Units                                              10,216        23,925
  Unit Fair Value                              $      18.74  $      13.21
  Net Assets (In Thousands)                    $        191  $        316
  Investment Income Ratio to Net Assets /(1)/          0.64%         0.06%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%
  Total Return /(3)/                                  16.74%         2.43%

December 31, 2004
  Units                                              11,356        24,453
  Unit Fair Value                              $      16.05  $      12.90
  Net Assets (In Thousands)                    $        182  $        315
  Investment Income Ratio to Net Assets /(1)/          0.27%         8.12%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%
  Total Return /(3)/                                  19.72%         5.25%

December 31, 2003
  Units                                              12,856
  Unit Fair Value                              $      13.41
  Net Assets (In Thousands)                    $        172
  Investment Income Ratio to Net Assets /(1)/          1.01%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%
  Total Return /(3)/                                  34.08%

December 31, 2002
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                  Single Premium Variable Life
                                               -----------------------------------------------------------------------
                                                                                          Met Investors
                                               -----------------------------------------------------------------------
                                                  Turner     Goldman Sachs     PIMCO      JP Morgan        JP Morgan
                                                  Mid-Cap       Mid-Cap        Money     Quality Bond       Select
                                                  Growth         Value        Market         Bond           Equity
                                                 Portfolio     Portfolio     Portfolio    Portfolio        Portfolio
                                               ------------  ------------- ------------  ------------    ------------
December 31, 2005
  Units                                                   -             -
  Unit Fair Value                              $      12.53  $      13.64
  Net Assets (In Thousands)                    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          0.00%         1.16%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%
  Total Return /(3)/                                  11.58%        12.75%

December 31, 2004
  Units                                                   -             -         3,505
  Unit Fair Value                              $      11.23  $      12.10  $      10.15
  Net Assets (In Thousands)                    $          -  $          -  $         36
  Investment Income Ratio to Net Assets /(1)/          0.00%         6.27%         0.84%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%
  Total Return /(3)/                                  12.30%        20.98%         0.99%

December 31, 2003
  Units                                                                          18,268        16,065          61,917
  Unit Fair Value                                                          $      10.05  $      14.26    $      11.02
  Net Assets (In Thousands)                                                $        184  $        229    $        682
  Investment Income Ratio to Net Assets /(1)/                                      0.46%         4.02%           0.63%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                0.00%         0.00%           0.00%
  Total Return /(3)/                                                               0.51%         3.99%          33.50%

December 31, 2002
  Units                                                                                        16,502          63,316
  Unit Fair Value                                                                        $      13.71    $       8.26
  Net Assets (In Thousands)                                                              $        226    $        523
  Investment Income Ratio to Net Assets /(1)/                                                    4.83%           0.65%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                              0.00%           0.00%
  Total Return /(3)/                                                                             8.95%         -25.65%

December 31, 2001
  Units                                                                                        15,366          70,317
  Unit Fair Value                                                                        $      12.58    $      11.10
  Net Assets (In Thousands)                                                              $        193    $        781
  Investment Income Ratio to Net Assets /(1)/                                                    4.88%           0.48%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                              0.00%           0.00%
  Total Return /(3)/                                                                             7.05%          -6.02%

                                               ---------------------------

                                               ---------------------------
                                                Lord Abbett
                                                Developing      JP Morgan
                                                  Growth        Enhanced
                                                 Portfolio   Index Portfolio
                                               ------------  ---------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2002
  Units                                              38,528         76,929
  Unit Fair Value                              $       7.01   $       8.40
  Net Assets (In Thousands)                    $        270   $        646
  Investment Income Ratio to Net Assets /(1)/          0.00%          0.96%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%          0.00%
  Total Return /(3)/                                 -28.99%        -24.96%

December 31, 2001
  Units                                              42,228         83,299
  Unit Fair Value                              $       9.87   $      11.19
  Net Assets (In Thousands)                    $        417   $        932
  Investment Income Ratio to Net Assets /(1)/          0.00%          0.84%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%          0.00%
  Total Return /(3)/                                  -6.84%        -11.41%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                 Single Premium Variable Life
                                               -------------------------------------------------------------------------
                                               Met Investors     GACC                                MetLife
                                               ------------- ------------    -------------------------------------------
                                                 JP Morgan                     BlackRock
                                               International    Money            Money     T. Rowe Price   T. Rowe Price
                                                  Equity        Market          Market       Small-Cap       Large-Cap
                                                 Portfolio       Fund          Portfolio     Portfolio       Portfolio
                                               ------------- ------------    ------------  -------------   -------------
December 31, 2005
  Units                                                                             3,310         5,924           6,090
  Unit Fair Value                                                            $      10.44  $      16.57    $      14.22
  Net Assets (In Thousands)                                                  $         35  $         98    $         87
  Investment Income Ratio to Net Assets /(1)/                                        3.62%         0.00%           0.56%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                  0.00%         0.00%           0.00%
  Total Return /(3)/                                                                 2.86%        11.01%           6.62%

December 31, 2004
  Units                                                                             3,505         6,086           6,176
  Unit Fair Value                                                            $      10.15  $      14.93    $      13.34
  Net Assets (In Thousands)                                                  $         36  $         91    $         82
  Investment Income Ratio to Net Assets /(1)/                                        0.84%         0.00%           0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                  0.00%         0.00%           0.00%
  Total Return /(3)/                                                                 0.99%        11.08%           9.93%

December 31, 2003
  Units                                                                            18,268
  Unit Fair Value                                                            $      10.05
  Net Assets (In Thousands)                                                  $        184
  Investment Income Ratio to Net Assets /(1)/                                        0.46%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                  0.00%
  Total Return /(3)/                                                                 0.51%

December 31, 2002
  Units                                              19,059        15,156
  Unit Fair Value                              $       7.53  $      12.40
  Net Assets (In Thousands)                    $        144  $        188
  Investment Income Ratio to Net Assets /(1)/          0.00%         3.70%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%
  Total Return /(3)/                                 -16.36%         1.64%

December 31, 2001
  Units                                              19,568        15,726
  Unit Fair Value                              $       9.00  $      12.20
  Net Assets (In Thousands)                    $        176  $        192
  Investment Income Ratio to Net Assets /(1)/          1.33%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%
  Total Return /(3)/                                 -20.33%         4.05%

                                               -----------------------
                                                                 AIM
                                               -----------   ------------
                                                  Capital
                                                 Guardian      Capital
                                                U.S. Equity  Appreciation
                                                  Series         Fund
                                               ------------  ------------
December 31, 2005
  Units                                               5,582        22,194
  Unit Fair Value                              $     125.78  $      10.82
  Net Assets (In Thousands)                    $        702  $        240
  Investment Income Ratio to Net Assets /(1)/          0.03%         0.06%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%
  Total Return /(3)/                                   5.78%         8.82%

December 31, 2004
  Units                                               5,845        26,264
  Unit Fair Value                              $     118.91  $       9.94
  Net Assets (In Thousands)                    $        695  $        261
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%
  Total Return /(3)/                                   9.30%         6.63%

December 31, 2003
  Units                                                            27,170
  Unit Fair Value                                            $       9.33
  Net Assets (In Thousands)                                  $        254
  Investment Income Ratio to Net Assets /(1)/                        0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.00%
  Total Return /(3)/                                                29.52%

December 31, 2002
  Units                                                            29,382
  Unit Fair Value                                            $       7.20
  Net Assets (In Thousands)                                  $        212
  Investment Income Ratio to Net Assets /(1)/                        0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.00%
  Total Return /(3)/                                               -24.36%

December 31, 2001
  Units                                                            30,901
  Unit Fair Value                                            $       9.52
  Net Assets (In Thousands)                                  $        295
  Investment Income Ratio to Net Assets /(1)/                        0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.00%
  Total Return /(3)/                                               -23.28%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                 Single Premium Variable Life
                                               ---------------------------------------------------------------------
                                                           AIM                                           Templeton
                                               --------------------------  -----------------------------------------

                                               International    Premier       Growth       Foreign      Small-Cap
                                                  Growth        Equity      Securities    Securities    Securities
                                                   Fund          Fund          Fund          Fund          Fund
                                               ------------- ------------  ------------  ------------  ------------
December 31, 2005
  Units                                               4,190                         292         1,945
  Unit Fair Value                              $       9.75                $      16.08  $      12.67
  Net Assets (In Thousands)                    $         41                $          5  $         25
  Investment Income Ratio to Net Assets /(1)/          0.67%                       1.21%         1.31%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%                       0.00%         0.00%
  Total Return /(3)/                                  17.98%                       9.03%        10.45%

December 31, 2004
  Units                                               4,403                         301         2,004
  Unit Fair Value                              $       8.26                $      14.75  $      11.47
  Net Assets (In Thousands)                    $         36                $          4  $         23
  Investment Income Ratio to Net Assets /(1)/          0.66%                       1.26%         1.21%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%                       0.00%         0.00%
  Total Return /(3)/                                  24.00%                      16.25%        18.87%

December 31, 2003
  Units                                               4,576        11,758           317         2,378         9,049
  Unit Fair Value                              $       6.66  $       7.67  $      12.69  $       9.65  $       9.88
  Net Assets (In Thousands)                    $         31  $         90  $          4  $         23  $         89
  Investment Income Ratio to Net Assets /(1)/          0.56%         0.32%         1.73%         2.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%         0.00%         0.00%
  Total Return /(3)/                                  29.06%        25.08%        32.62%        32.55%        37.61%

December 31, 2002
  Units                                               4,682        12,063           328         3,138         9,418
  Unit Fair Value                              $       5.16  $       6.13  $       9.57  $       7.28  $       7.18
  Net Assets (In Thousands)                    $         24  $         74  $          3  $         23  $         68
  Investment Income Ratio to Net Assets /(1)/          0.57%         0.33%         0.67%         1.76%         0.44%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%         0.00%         0.00%
  Total Return /(3)/                                 -15.67%       -30.26%       -18.32%       -18.40%       -28.52%

December 31, 2001
  Units                                               4,723        13,744         2,374         3,433         9,519
  Unit Fair Value                              $       6.12  $       8.79  $      11.71  $       8.92  $      10.05
  Net Assets (In Thousands)                    $         29  $        121  $         28  $         31  $         96
  Investment Income Ratio to Net Assets /(1)/          0.42%         0.13%         0.88%         3.11%         0.56%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%         0.00%         0.00%         0.00%         0.00%
  Total Return /(3)/                                 -23.53%       -12.56%        -0.98%       -15.75%       -15.02%

                                               ---------------------------

                                               ---------------------------
                                                                Large-Cap
                                               Global Income      Growth
                                                Securities      Securities
                                                   Fund            Fund
                                               -------------   ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units                                               4,969           6,691
  Unit Fair Value                              $      16.04    $      11.29
  Net Assets (In Thousands)                    $         80    $         76
  Investment Income Ratio to Net Assets /(1)/          7.68%           0.75%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%           0.00%
  Total Return /(3)/                                  22.72%          27.14%

December 31, 2002
  Units                                               5,100           6,806
  Unit Fair Value                              $      13.07    $       8.88
  Net Assets (In Thousands)                    $         67    $         60
  Investment Income Ratio to Net Assets /(1)/          1.16%           0.86%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%           0.00%
  Total Return /(3)/                                  21.44%         -22.94%

December 31, 2001
  Units                                               5,225           6,837
  Unit Fair Value                              $      10.76    $      11.52
  Net Assets (In Thousands)                    $         56    $         79
  Investment Income Ratio to Net Assets /(1)/          3.34%           0.62%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.00%           0.00%
  Total Return /(3)/                                   2.55%         -11.26%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                           Flexible Premium Variable Universal Life
                                               ---------------------------------------------------------------------
                                                                                         Met Investors
                                               ---------------------------------------------------------------------
                                                Lord Abbett   Lord Abbett   Lord Abbett   Lord Abbett   Met/Putnam
                                                 Growth &        Bond         Mid-Cap       Growth        Capital
                                                  Income       Debenture       Value      Opportunity  Opportunities
                                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                               ------------  ------------  ------------  ------------  -------------
December 31, 2005
  Units                                             184,568        69,608           899         1,508            17
  Unit Fair Value                              $      13.12  $      13.23  $      21.71  $       8.81  $      10.88
  Net Assets (In Thousands)                    $      2,422  $        921  $         20  $         13  $          -
  Investment Income Ratio to Net Assets /(1)/          1.16%         4.93%         0.60%         0.00%         0.30%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                   3.08%         1.22%         7.71%         4.11%         9.52%

December 31, 2004
  Units                                             148,210        49,493           933         1,458            14
  Unit Fair Value                              $      12.73  $      13.07  $      20.16  $       8.46  $       9.93
  Net Assets (In Thousands)                    $      1,886  $        647  $         19  $         12  $          -
  Investment Income Ratio to Net Assets /(1)/          0.52%         4.10%         0.47%         0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                  12.30%         7.84%        24.14%        12.14%        17.89%

December 31, 2003
  Units                                              79,535        24,887           981         1,519            11
  Unit Fair Value                              $      11.33  $      12.12  $      16.24  $       7.55  $       8.43
  Net Assets (In Thousands)                    $        901  $        302  $         16  $         11  $          -
  Investment Income Ratio to Net Assets /(1)/          0.96%         2.15%         0.69%         0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                  30.34%        18.86%        25.47%        30.16%        28.02%

December 31, 2002
  Units                                               5,439         1,791         1,182                          16
  Unit Fair Value                              $       8.70  $      10.20  $      12.94                $       6.58
  Net Assets (In Thousands)                    $         47  $         18  $         15                $          -
  Investment Income Ratio to Net Assets /(1)/          0.92%         8.76%         0.44%                       0.09%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%                       0.55%
  Total Return /(3)/                                 -18.40%        -0.94%        -9.81%                     -21.48%

December 31, 2001
  Units                                                 809            61         1,477                          12
  Unit Fair Value                              $      10.66  $      10.29  $      14.35                $       8.38
  Net Assets (In Thousands)                    $          9  $          1  $         21                $          -
  Investment Income Ratio to Net Assets /(1)/          0.96%         8.13%         0.51%                       0.19%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%                       0.55%
  Total Return /(3)/                                  -6.24%         3.21%         7.50%                      -8.96%

                                               ---------------------------

                                               ---------------------------
                                                                Met/AIM
                                                  Lazard       Small-Cap
                                                  Mid-Cap       Growth
                                                 Portfolio     Portfolio
                                               ------------  ------------
December 31, 2005
  Units                                              43,117        42,691
  Unit Fair Value                              $      13.78  $      11.86
  Net Assets (In Thousands)                    $        594  $        506
  Investment Income Ratio to Net Assets /(1)/          0.38%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   7.82%         8.03%

December 31, 2004
  Units                                              33,406        33,675
  Unit Fair Value                              $      12.78  $      10.98
  Net Assets (In Thousands)                    $        427  $        370
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                  13.97%         6.15%

December 31, 2003
  Units                                              15,328        19,953
  Unit Fair Value                              $      11.21  $      10.34
  Net Assets (In Thousands)                    $        172  $        206
  Investment Income Ratio to Net Assets /(1)/          0.13%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                  25.73%        38.31%

December 31, 2002
  Units                                                 165           321
  Unit Fair Value                              $       8.92  $       7.48
  Net Assets (In Thousands)                    $          1  $          2
  Investment Income Ratio to Net Assets /(1)/          0.18%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                 -10.80%       -25.23%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                             Flexible Premium Variable Universal Life
                                               ---------------------------------------------------------------------------
                                                                                          Met Investors
                                               ---------------------------------------------------------------------------
                                                                  Janus             MFS        T. Rowe Price Oppenheimer
                                                Third Avenue    Aggressive       Research         Mid-Cap      Capital
                                                  Small-Cap       Growth       International      Growth     Appreciation
                                               Value Portfolio  Portfolio        Portfolio       Portfolio    Portfolio
                                               --------------- ------------    -------------   ------------- ------------
December 31, 2005
  Units                                               59,609         43,733          64,717         111,251       113,701
  Unit Fair Value                               $      20.53   $      11.72    $      16.70    $      11.23  $      11.24
  Net Assets (In Thousands)                     $      1,224   $        512    $      1,081    $      1,250  $      1,278
  Investment Income Ratio to Net Assets /(1)/           0.00%          0.00%           0.64%           0.00%         0.08%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                   15.20%         13.27%          16.18%          14.20%         4.42%

December 31, 2004
  Units                                               39,553         38,740          40,958          99,628        67,033
  Unit Fair Value                               $      17.82   $      10.35    $      14.37    $       9.83  $      10.76
  Net Assets (In Thousands)                     $        705   $        401    $        589    $        980  $        722
  Investment Income Ratio to Net Assets /(1)/           2.17%          0.00%           0.27%           0.00%         3.80%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                   26.11%          8.22%          19.06%          17.50%         6.11%

December 31, 2003
  Units                                               14,552         20,487          25,148          30,682        12,228
  Unit Fair Value                               $      14.13   $       9.56    $      12.07    $       8.37  $      10.14
  Net Assets (In Thousands)                     $        206   $        196    $        304    $        257  $        124
  Investment Income Ratio to Net Assets /(1)/           0.89%          0.00%           1.01%           0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                   40.76%         30.20%          31.47%          36.37%        28.04%

December 31, 2002
  Units                                                   65            180           1,733             315           743
  Unit Fair Value                               $      10.04   $       7.34    $       9.18    $       6.14  $       7.92
  Net Assets (In Thousands)                     $          1   $          1    $         16    $          2  $          6
  Investment Income Ratio to Net Assets /(1)/           0.31%          0.16%           0.64%           0.00%         0.19%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                    0.40%        -26.56%          -8.18%         -38.63%       -20.78%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                               ------------------------

                                               ------------------------
                                                   PIMCO           RCM
                                                 Inflation        Global
                                               Protected Bond   Technology
                                                 Portfolio      Portfolio
                                               --------------  ------------
December 31, 2005
  Units                                               77,790          9,458
  Unit Fair Value                               $      11.54   $       8.10
  Net Assets (In Thousands)                     $        898   $         77
  Investment Income Ratio to Net Assets /(1)/           0.00%          0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%
  Total Return /(3)/                                    0.92%         10.73%

December 31, 2004
  Units                                               44,945          6,807
  Unit Fair Value                               $      11.43   $       7.31
  Net Assets (In Thousands)                     $        514   $         50
  Investment Income Ratio to Net Assets /(1)/          11.68%          0.11%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%
  Total Return /(3)/                                    8.83%         -4.80%

December 31, 2003
  Units                                                7,661          2,768
  Unit Fair Value                               $      10.51   $       7.68
  Net Assets (In Thousands)                     $         80   $         21
  Investment Income Ratio to Net Assets /(1)/           1.76%          0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%
  Total Return /(3)/                                    5.07%         56.98%

December 31, 2002
  Units                                                                 114
  Unit Fair Value                                              $       4.89
  Net Assets (In Thousands)                                    $          1
  Investment Income Ratio to Net Assets /(1)/                          0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                    0.55%
  Total Return /(3)/                                                 -51.05%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                           Flexible Premium Variable Universal Life
                                               -------------------------------------------------------------------------
                                                                                         Met Investors
                                               -------------------------------------------------------------------------
                                                   PIMCO        Harris       Neuberger      Turner       Goldman Sachs
                                                   Total        Oakmark       Berman        Mid-Cap         Mid-Cap
                                                Return Bond  International  Real Estate     Growth           Value
                                                 Portfolio     Portfolio     Portfolio     Portfolio       Portfolio
                                               ------------  ------------- ------------  ------------    -------------
December 31, 2005
  Units                                             133,745        83,473        18,263        12,834          25,636
  Unit Fair Value                              $      11.97  $      15.67  $      14.61  $      12.42    $      13.52
  Net Assets (In Thousands)                    $      1,601  $      1,308  $        267  $        159    $        347
  Investment Income Ratio to Net Assets /(1)/          0.06%         0.14%         0.00%         0.00%           1.16%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%           0.55%
  Total Return /(3)/                                   1.89%        13.85%        13.02%        11.01%          12.17%

December 31, 2004
  Units                                              86,881        56,702         1,458           616           3,989
  Unit Fair Value                              $      11.75  $      13.76  $      12.93  $      11.19    $      12.05
  Net Assets (In Thousands)                    $      1,021  $        780  $         19  $          7    $         48
  Investment Income Ratio to Net Assets /(1)/          8.12%         0.04%        14.18%         0.00%           6.27%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%           0.55%
  Total Return /(3)/                                   4.67%        20.14%        29.27%        11.89%          20.53%

December 31, 2003
  Units                                              39,959        20,126
  Unit Fair Value                              $      11.22  $      11.46
  Net Assets (In Thousands)                    $        448  $        231
  Investment Income Ratio to Net Assets /(1)/          2.08%         2.25%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   3.95%        34.63%

December 31, 2002
  Units                                               2,618           163
  Unit Fair Value                              $      10.80  $       8.51
  Net Assets (In Thousands)                    $         28  $          1
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.36%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   7.97%       -14.90%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                               -----------------------

                                               -----------------------

                                                Defensive        Moderate
                                                 Strategy      Strategy Fund
                                               Fund of Fund       of Fund
                                               ------------    -------------
December 31, 2005
  Units                                                   -           2,621
  Unit Fair Value                              $     105.45    $     108.07
  Net Assets (In Thousands)                    $          -    $        283
  Investment Income Ratio to Net Assets /(1)/          0.00%           0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%
  Total Return /(3)/                                   5.47%           7.55%

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2002
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                           Flexible Premium Variable Universal Life
                                               ---------------------------------------------------------------------
                                                                                         Met Investors
                                               ---------------------------------------------------------------------

                                                 Balanced       Growth      Aggressive     VanKampen      PIMCO
                                                 Strategy      Strategy      Strategy      ComStock    Money Market
                                               Fund of Fund  Fund of Fund  Fund of Fund    Portfolio    Portfolio
                                               ------------  ------------  ------------  ------------  ------------
December 31, 2005
  Units                                                 928         7,731           579           398
  Unit Fair Value                              $     111.15  $     115.42  $     117.80  $     105.54
  Net Assets (In Thousands)                    $        103  $        892  $         68  $         42
  Investment Income Ratio to Net Assets /(1)/          2.84%         2.89%         2.73%         2.33%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                   9.49%        12.34%        14.26%         5.54%

December 31, 2004
  Units                                                                                                     172,564
  Unit Fair Value                                                                                      $      10.12
  Net Assets (In Thousands)                                                                            $      1,746
  Investment Income Ratio to Net Assets /(1)/                                                                  0.91%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                                            0.55%
  Total Return /(3)/                                                                                           0.34%

December 31, 2003
  Units                                                                                                     274,220
  Unit Fair Value                                                                                      $      10.08
  Net Assets (In Thousands)                                                                            $      2,765
  Investment Income Ratio to Net Assets /(1)/                                                                  0.65%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                                            0.55%
  Total Return /(3)/                                                                                           0.13%

December 31, 2002
  Units                                                                                                     107,897
  Unit Fair Value                                                                                      $      10.07
  Net Assets (In Thousands)                                                                            $      1,086
  Investment Income Ratio to Net Assets /(1)/                                                                  0.58%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                                            0.55%
  Total Return /(3)/                                                                                           0.69%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                               ---------------------------

                                               ---------------------------
                                                 JP Morgan     JP Morgan
                                                  Quality       Select
                                                   Bond         Equity
                                                 Portfolio     Portfolio
                                               ------------  ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units                                                 656             -
  Unit Fair Value                              $      13.01  $       8.55
  Net Assets (In Thousands)                    $          9  $          -
  Investment Income Ratio to Net Assets /(1)/          4.02%         0.63%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   3.42%        32.77%

December 31, 2002
  Units                                                 889            10
  Unit Fair Value                              $      12.58  $       6.44
  Net Assets (In Thousands)                    $         11  $          -
  Investment Income Ratio to Net Assets /(1)/          4.83%         0.65%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   8.36%       -26.05%

December 31, 2001
  Units                                                 916            10
  Unit Fair Value                              $      11.61  $       8.71
  Net Assets (In Thousands)                    $         11  $          -
  Investment Income Ratio to Net Assets /(1)/          4.88%         0.48%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   6.46%        -6.53%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                           Flexible Premium Variable Universal Life
                                               ---------------------------------------------------------------------
                                                                    Met Investors                          GACC
                                               ------------------------------------------------------  ------------
                                                              Lord Abbett    JP Morgan     JP Morgan
                                                Met/Putnam    Developing     Enhanced    International     Money
                                                 Research       Growth         Index        Equity        Market
                                                Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                               ------------  ------------  ------------  ------------- ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units                                              13,172
  Unit Fair Value                              $      10.13
  Net Assets (In Thousands)                    $        133
  Investment Income Ratio to Net Assets /(1)/          0.05%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%
  Total Return /(3)/                                  23.93%

December 31, 2002
  Units                                               3,651         2,605         1,756            24            33
  Unit Fair Value                              $       8.17  $       5.75  $       5.82  $       5.70  $      11.12
  Net Assets (In Thousands)                    $         30  $         15  $         10  $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          1.97%         0.00%         0.96%         0.00%         3.70%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                 -18.30%       -29.38%       -25.37%       -16.82%         1.08%

December 31, 2001
  Units                                                             2,705         1,803            15            21
  Unit Fair Value                                            $       8.15  $       7.80  $       6.85  $      11.01
  Net Assets (In Thousands)                                  $         22  $         14  $          -  $          -
  Investment Income Ratio to Net Assets /(1)/                        0.00%         0.84%         1.33%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                                -7.35%       -11.90%       -20.77%         3.47%

                                               ---------------------------
                                                         MetLife
                                               --------------------------
                                                                Harris
                                                   Davis       Oakmark
                                               Venture Value   Focused
                                                  Fund A      Value Fund
                                               ------------- ------------
December 31, 2005
  Units                                             177,299       106,909
  Unit Fair Value                              $      13.79  $      14.17
  Net Assets (In Thousands)                    $      2,446  $      1,515
  Investment Income Ratio to Net Assets /(1)/          0.68%         0.04%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   9.66%         9.38%

December 31, 2004
  Units                                             114,542        88,930
  Unit Fair Value                              $      12.58  $      12.95
  Net Assets (In Thousands)                    $      1,440  $      1,152
  Investment Income Ratio to Net Assets /(1)/          0.46%         0.04%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                  11.75%         9.33%

December 31, 2003
  Units                                              45,325        32,266
  Unit Fair Value                              $      11.25  $      11.85
  Net Assets (In Thousands)                    $        510  $        382
  Investment Income Ratio to Net Assets /(1)/          0.19%         0.06%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                  30.15%        31.93%

December 31, 2002
  Units                                               2,871           760
  Unit Fair Value                              $       8.65  $       8.98
  Net Assets (In Thousands)                    $         25  $          7
  Investment Income Ratio to Net Assets /(1)/          0.02%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                 -13.54%       -10.19%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                             Flexible Premium Variable Universal Life
                                               ----------------------------------------------------------------------------
                                                                                             MetLife
                                               ----------------------------------------------------------------------------
                                                                               BlackRock       BlackRock        Salomon
                                                 Jennison        Stock           Money           Bond           Brothers
                                                  Growth         Index          Market          Income       Strategic Bond
                                                 Portfolio     Portfolio       Portfolio       Portfolio       Portfolio
                                               ------------  ------------    ------------    ------------    --------------
December 31, 2005
  Units                                              43,314        89,780         122,509             677                -
  Unit Fair Value                              $      15.43  $      11.52    $      11.47    $      57.72     $      22.56
  Net Assets (In Thousands)                    $        669  $      1,035    $      1,405    $         39     $          -
  Investment Income Ratio to Net Assets /(1)/          0.41%         1.68%           3.62%           3.97%            0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%           0.55%            0.55%
  Total Return /(3)/                                  13.23%         4.03%           2.33%           1.85%            2.27%

December 31, 2004
  Units                                              31,001        81,667              10             674                -
  Unit Fair Value                              $      13.63  $      11.07    $      11.21    $      56.67     $      22.06
  Net Assets (In Thousands)                    $        422  $        904    $          -    $         38     $          -
  Investment Income Ratio to Net Assets /(1)/          0.09%         0.84%           0.84%           0.00%            0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%           0.55%            0.55%
  Total Return /(3)/                                   8.60%         9.93%           0.43%           3.86%            6.03%

December 31, 2003
  Units                                              19,894        59,930               7
  Unit Fair Value                              $      12.55  $      10.07    $      11.16
  Net Assets (In Thousands)                    $        250  $        604    $          -
  Investment Income Ratio to Net Assets /(1)/          0.06%         1.43%           0.46%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%
  Total Return /(3)/                                  29.36%        27.50%           0.13%

December 31, 2002
  Units                                                  66        27,658
  Unit Fair Value                              $       9.70  $       7.90
  Net Assets (In Thousands)                    $          1  $        219
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                  -3.00%       -20.99%

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                               -----------------------

                                               -----------------------
                                                   Salomon
                                                  Brothers     T. Rowe Price
                                               U.S. Government   Small-Cap
                                                  Portfolio      Portfolio
                                               --------------- -------------
December 31, 2005
  Units                                                    -            212
  Unit Fair Value                               $     178.21   $      15.78
  Net Assets (In Thousands)                     $          -   $          3
  Investment Income Ratio to Net Assets /(1)/           0.00%          0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%
  Total Return /(3)/                                    0.62%         10.38%

December 31, 2004
  Units                                                                   -
  Unit Fair Value                                              $      14.30
  Net Assets (In Thousands)                                    $          -
  Investment Income Ratio to Net Assets /(1)/                          0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                    0.55%
  Total Return /(3)/                                                  10.47%

December 31, 2003
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2002
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2001
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                           Flexible Premium Variable Universal Life
                                               -------------------------------------------------------------------------
                                                         MetLife                                            Russell
                                               --------------------------    -------------------------------------------
                                                                Capital
                                               T. Rowe Price   Guardian       Multi-Style     Aggressive
                                                 Large-Cap    U.S. Equity       Equity          Equity       Non-U.S.
                                                 Portfolio      Series           Fund            Fund          Fund
                                               ------------- ------------    ------------    ------------  ------------
December 31, 2005
  Units                                                 685             -               -               -             -
  Unit Fair Value                              $      13.67  $     123.26    $       8.76    $      12.99  $      10.80
  Net Assets (In Thousands)                    $          9  $          -    $          -    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          0.56%         0.03%           0.00%           0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                   6.02%         5.19%           6.68%           5.79%        13.05%

December 31, 2004
  Units                                                 761             -               -               -             -
  Unit Fair Value                              $      12.89  $     117.18    $       8.21    $      12.28  $       9.55
  Net Assets (In Thousands)                    $         10  $          -    $          -    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.00%           0.00%           0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                   9.32%         8.69%           9.21%          14.10%        17.65%

December 31, 2003
  Units                                                                                 -               -             -
  Unit Fair Value                                                            $       7.52    $      10.76  $       8.12
  Net Assets (In Thousands)                                                  $          -    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/                                        1.00%           0.00%         0.06%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                  0.55%           0.55%         0.55%
  Total Return /(3)/                                                                28.15%          44.80%        38.03%

December 31, 2002
  Units                                                                                10              10            10
  Unit Fair Value                                                            $       5.87    $       7.43  $       5.88
  Net Assets (In Thousands)                                                  $          -    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/                                        0.00%           0.00%         1.54%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                  0.55%           0.55%         0.55%
  Total Return /(3)/                                                               -23.61%         -19.50%       -15.61%

December 31, 2001
  Units                                                                                10              10            10
  Unit Fair Value                                                            $       7.68    $       9.23  $       6.97
  Net Assets (In Thousands)                                                  $          -    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/                                        0.00%           0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                  0.55%           0.55%         0.55%
  Total Return /(3)/                                                               -14.68%          -2.90%       -22.46%

                                               -----------------------

                                               -------------------------

                                                              Real Estate
                                                 Core Bond    Securities
                                                   Fund          Fund
                                               ------------  ------------
December 31, 2005
  Units                                                   -             -
  Unit Fair Value                              $      13.89  $      26.54
  Net Assets (In Thousands)                    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   1.43%        12.36%

December 31, 2004
  Units                                                   -             -
  Unit Fair Value                              $      13.69  $      23.62
  Net Assets (In Thousands)                    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   4.09%        34.15%

December 31, 2003
  Units                                                   -             -
  Unit Fair Value                              $      13.16  $      17.61
  Net Assets (In Thousands)                    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          2.38%         4.19%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   5.57%        36.46%

December 31, 2002
  Units                                                  10            10
  Unit Fair Value                              $      12.46  $      12.90
  Net Assets (In Thousands)                    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          2.52%         5.34%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   8.24%         3.23%

December 31, 2001
  Units                                                  10            10
  Unit Fair Value                              $      11.51  $      12.50
  Net Assets (In Thousands)                    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          6.26%         5.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   6.81%         7.24%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                            Flexible Premium Variable Universal Life
                                               ---------------------------------------------------------------------
                                                                  AIM                             Alliance
                                               ----------------------------------------  --------------------------
                                                                                           Bernstein
                                                 Capital     International                Real Estate     Premier
                                               Appreciation     Growth        Premier     Investment      Growth
                                                   Fund          Fund       Equity Fund      Fund        Portfolio
                                               ------------  ------------- ------------  ------------  ------------
December 31, 2005
  Units                                               2,199            48
  Unit Fair Value                              $       7.10  $       9.45
  Net Assets (In Thousands)                    $         16  $          -
  Investment Income Ratio to Net Assets /(1)/          0.06%         0.67%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   8.22%        17.33%

December 31, 2004
  Units                                               1,886            41                         640
  Unit Fair Value                              $       6.56  $       8.05                $      23.76
  Net Assets (In Thousands)                    $         12  $          -                $         15
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.66%                       2.27%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%                       0.55%
  Total Return /(3)/                                   6.04%        23.32%                      34.88%

December 31, 2003
  Units                                               1,512            32         4,481           674         4,199
  Unit Fair Value                              $       6.19  $       6.53  $       6.03  $      17.61  $       5.53
  Net Assets (In Thousands)                    $          9  $          -  $         27  $         12  $         23
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.56%         0.32%         2.62%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                  28.81%        28.35%        24.39%        38.53%        22.99%

December 31, 2002
  Units                                               1,092            31         2,899           850         5,007
  Unit Fair Value                              $       4.80  $       5.09  $       4.85  $      12.71  $       4.49
  Net Assets (In Thousands)                    $          5  $          -  $         14  $         11  $         23
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.57%         0.33%         2.62%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                 -24.77%       -16.14%       -30.64%         2.04%       -31.03%

December 31, 2001
  Units                                               1,170           229         2,633         1,044         4,739
  Unit Fair Value                              $       6.38  $       6.07  $       6.99  $      12.46  $       6.52
  Net Assets (In Thousands)                    $          7  $          1  $         18  $         13  $         31
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.42%         0.13%         3.58%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%         0.55%         0.55%
  Total Return /(3)/                                 -23.70%       -23.95%       -13.05%        10.18%       -17.66%

                                               -----------------------------
                                                   Liberty     Goldman Sachs
                                               --------------- -------------

                                                   Newport      Growth and
                                                 Tiger Fund       Income
                                               Variable Series     Fund
                                               --------------- -------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units                                                    -              -
  Unit Fair Value                               $       8.49   $       9.24
  Net Assets (In Thousands)                     $          -   $          -
  Investment Income Ratio to Net Assets /(1)/           0.00%          0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%
  Total Return /(3)/                                   44.00%         23.68%

December 31, 2002
  Units                                                   10             10
  Unit Fair Value                               $       5.90   $       7.47
  Net Assets (In Thousands)                     $          -   $          -
  Investment Income Ratio to Net Assets /(1)/           0.14%          0.14%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%
  Total Return /(3)/                                  -17.42%        -11.83%

December 31, 2001
  Units                                                  193            306
  Unit Fair Value                               $       7.14   $       8.48
  Net Assets (In Thousands)                     $          1   $          3
  Investment Income Ratio to Net Assets /(1)/           0.72%          0.38%
  Expenses as a percent of Average
   Net Assets /(2)/                                     0.55%          0.55%
  Total Return /(3)/                                  -18.93%         -9.84%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                               ---------------------------
                                                             Goldman Sachs
                                               ---------------------------

                                               International    Global
                                                  Equity        Income
                                                   Fund          Fund
                                               ------------- ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units                                                  56
  Unit Fair Value                              $       7.44
  Net Assets (In Thousands)                    $          -
  Investment Income Ratio to Net Assets /(1)/          4.34%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%
  Total Return /(3)/                                  34.75%

December 31, 2002
  Units                                                  46
  Unit Fair Value                              $       5.52
  Net Assets (In Thousands)                    $          -
  Investment Income Ratio to Net Assets /(1)/          1.46%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%
  Total Return /(3)/                                 -18.78%

December 31, 2001
  Units                                                  27           922
  Unit Fair Value                              $       6.80  $      11.10
  Net Assets (In Thousands)                    $          -  $         10
  Investment Income Ratio to Net Assets /(1)/          1.46%         3.83%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                 -22.69%         4.23%

                                                  Flexible Premium Variable Universal Life
                                               -------------------------------------------------------------------------
                                                                             Scudder II                        MFS
                                               ------------- ------------------------------------------  ---------------

                                                 Internet      Small-Cap    Government       Dreman
                                                Tollkeeper      Growth      Securities   Small Cap Value Investors Trust
                                                   Fund        Portfolio    Portfolio       Portfolio        Series
                                               ------------  ------------  ------------  --------------- ---------------
December 31, 2005
  Units                                                               438            22
  Unit Fair Value                                            $       6.14  $      13.35
  Net Assets (In Thousands)                                  $          3  $          -
  Investment Income Ratio to Net Assets /(1)/                        0.00%         3.82%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.55%         0.55%
  Total Return /(3)/                                                 6.46%         2.00%

December 31, 2004
  Units                                                               433            18              -           3,371
  Unit Fair Value                                            $       5.77  $      13.09   $      19.05    $       8.76
  Net Assets (In Thousands)                                  $          3  $          -   $          -    $         30
  Investment Income Ratio to Net Assets /(1)/                        0.00%         3.57%          0.00%           0.54%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.55%         0.55%          0.55%           0.55%
  Total Return /(3)/                                                10.41%         3.18%         25.33%          10.74%

December 31, 2003
  Units                                                               471            13              -           3,087
  Unit Fair Value                                            $       5.22  $      12.68   $      15.20    $       7.91
  Net Assets (In Thousands)                                  $          2  $          -   $          -    $         24
  Investment Income Ratio to Net Assets /(1)/                        0.00%         5.21%          5.82%           0.48%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.55%         0.55%          0.55%           0.55%
  Total Return /(3)/                                                32.21%         1.70%         41.25%          21.48%

December 31, 2002
  Units                                                               647            18             10           2,572
  Unit Fair Value                                            $       3.95  $      12.47   $      10.76    $       6.51
  Net Assets (In Thousands)                                  $          3  $          -   $          -    $         17
  Investment Income Ratio to Net Assets /(1)/                        0.00%         3.23%          0.61%           0.46%
  Expenses as a percent of Average
   Net Assets /(2)/                                                  0.55%         0.55%          0.55%           0.55%
  Total Return /(3)/                                               -33.83%         7.46%        -11.84%         -21.40%

December 31, 2001
  Units                                                  33           888            13            119           2,176
  Unit Fair Value                              $       4.31  $       5.97  $      11.61   $      12.21    $       8.29
  Net Assets (In Thousands)                    $          -  $          5  $          -   $          1    $         18
  Investment Income Ratio to Net Assets /(1)/          0.00%         0.00%         3.89%          0.00%           0.41%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%         0.55%          0.55%           0.55%
  Total Return /(3)/                                 -34.04%       -29.19%         6.90%         17.02%         -16.42%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                           Flexible Premium Variable Universal Life
                                               ---------------------------------------------------------------------------
                                                                                MFS
                                               --------------------------------------------------------------------

                                                                  New                          Emerging      Strategic
                                                   High        Discovery       Research         Growth        Income
                                               Income Series    Series          Series          Series        Series
                                               ------------- ------------    ------------    ------------  ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units                                                 590            23
  Unit Fair Value                              $      12.24  $       7.80
  Net Assets (In Thousands)                    $          7  $          -
  Investment Income Ratio to Net Assets /(1)/          5.01%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                   8.55%         5.93%

December 31, 2003
  Units                                                 506            17           3,856             694             -
  Unit Fair Value                              $      11.28  $       7.36    $       6.53    $       4.54  $      13.00
  Net Assets (In Thousands)                    $          6  $          -    $         25    $          3  $          -
  Investment Income Ratio to Net Assets /(1)/          5.30%         0.00%           0.49%           0.00%         0.45%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                  17.31%        32.98%          24.02%          29.51%         9.77%

December 31, 2002
  Units                                                  15            18           2,810             526           831
  Unit Fair Value                              $       9.61  $       5.54    $       5.27    $       3.51  $      11.84
  Net Assets (In Thousands)                    $          -  $          -    $         15    $          2  $         10
  Investment Income Ratio to Net Assets /(1)/         10.34%         0.00%           0.20%           0.00%         0.07%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                   2.00%       -32.01%         -24.95%         -34.12%         7.81%

December 31, 2001
  Units                                                 146            13           2,131             582            10
  Unit Fair Value                              $       9.42  $       8.14    $       7.02    $       5.32  $      10.98
  Net Assets (In Thousands)                    $          1  $          -    $         15    $          3  $          -
  Investment Income Ratio to Net Assets /(1)/          9.33%         0.00%           0.01%           0.00%         3.72%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                   1.51%        -5.55%         -21.68%         -33.85%         4.17%

                                               ---------------------
                                                       Oppenheimer
                                               --------------------------

                                                                   High
                                                   Bond           Income
                                                   Fund            Fund
                                               ------------    ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units                                                 736               -
  Unit Fair Value                              $      13.05    $      11.82
  Net Assets (In Thousands)                    $         10    $          -
  Investment Income Ratio to Net Assets /(1)/          5.20%          12.43%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%
  Total Return /(3)/                                   6.19%          23.28%

December 31, 2002
  Units                                               1,006              10
  Unit Fair Value                              $      12.28    $       9.59
  Net Assets (In Thousands)                    $         12    $          -
  Investment Income Ratio to Net Assets /(1)/          7.32%          10.42%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%
  Total Return /(3)/                                   8.48%          -2.93%

December 31, 2001
  Units                                               1,046              10
  Unit Fair Value                              $      11.32    $       9.88
  Net Assets (In Thousands)                    $         12    $          -
  Investment Income Ratio to Net Assets /(1)/          7.55%          10.22%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%
  Total Return /(3)/                                   7.19%           1.41%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                               ---------------------------
                                                              Oppenheimer
                                               ---------------------------
                                                Main Street
                                                Growth and     Strategic
                                                  Income         Bond
                                                   Fund          Fund
                                               ------------  ------------
December 31, 2005
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2004
  Units
  Unit Fair Value
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /(1)/
  Expenses as a percent of Average
   Net Assets /(2)/
  Total Return /(3)/

December 31, 2003
  Units                                                 122             -
  Unit Fair Value                              $       8.20  $      13.35
  Net Assets (In Thousands)                    $          1  $          -
  Investment Income Ratio to Net Assets /(1)/          0.85%        10.70%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                  26.02%        17.42%

December 31, 2002
  Units                                                  87            10
  Unit Fair Value                              $       6.51  $      11.37
  Net Assets (In Thousands)                    $          1  $          -
  Investment Income Ratio to Net Assets /(1)/          0.66%         8.26%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                 -19.24%         6.85%

December 31, 2001
  Units                                                  42            10
  Unit Fair Value                              $       8.06  $      10.64
  Net Assets (In Thousands)                    $          -  $          -
  Investment Income Ratio to Net Assets /(1)/          0.73%         2.90%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%         0.55%
  Total Return /(3)/                                 -10.66%         4.27%

                                                Flexible Premium Variable Universal Life
                                               ---------------------------------------------------------------------
                                                                                       Putnam
                                               -------------   ------------------------------------------------------
                                                                               International
                                                 Capital            New             New          Growth &
                                               Appreciation        Value       Opportunities      Income         Vista
                                                   Fund            Fund            Fund            Fund          Fund
                                               ------------    ------------    -------------   ------------  ------------
December 31, 2005
  Units                                                                                               5,012         3,275
  Unit Fair Value                                                                              $      12.09  $       6.74
  Net Assets (In Thousands)                                                                    $         61  $         22
  Investment Income Ratio to Net Assets /(1)/                                                          1.71%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                                    0.55%         0.55%
  Total Return /(3)/                                                                                   4.95%        11.91%

December 31, 2004
  Units                                               5,825                                           4,902         3,490
  Unit Fair Value                              $       7.92                                    $      11.52  $       6.02
  Net Assets (In Thousands)                    $         46                                    $         56  $         21
  Investment Income Ratio to Net Assets /(1)/          0.25%                                           1.62%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%                                           0.55%         0.55%
  Total Return /(3)/                                   6.35%                                          10.75%        18.25%

December 31, 2003
  Units                                               3,976               -           1,317           4,540         3,632
  Unit Fair Value                              $       7.44    $      13.70    $       5.40    $      10.40  $       5.09
  Net Assets (In Thousands)                    $         30    $          -    $          7    $         47  $         18
  Investment Income Ratio to Net Assets /(1)/          0.09%           2.68%           0.56%           1.71%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                  30.23%          32.13%          32.86%          26.99%        32.69%

December 31, 2002
  Units                                                 366              10           1,792           4,075         2,643
  Unit Fair Value                              $       5.72    $      10.37    $       4.06    $       8.19  $       3.84
  Net Assets (In Thousands)                    $          2    $          -    $          7    $         33  $         10
  Investment Income Ratio to Net Assets /(1)/          0.22%           0.88%           0.91%           1.56%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                 -27.26%         -15.90%         -13.94%         -19.23%       -30.76%

December 31, 2001
  Units                                                  40              10           1,859           3,545         2,191
  Unit Fair Value                              $       7.86    $      12.33    $       4.72    $      10.14  $       5.54
  Net Assets (In Thousands)                    $          -    $          -    $          9    $         36  $         12
  Investment Income Ratio to Net Assets /(1)/          0.49%           0.83%           0.00%           1.47%         0.00%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%           0.55%           0.55%         0.55%
  Total Return /(3)/                                 -13.06%           3.04%         -28.91%          -6.68%       -33.77%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                             Flexible Premium Variable Universal Life
                                               --------------------------------------------------------------------
                                                  Putnam                              Templeton
                                               -------------   ------------------------------------------------------
                                                                                                            Developing
                                               International                   Mutual Shares   Foreign       Markets
                                                  Growth         Small-Cap      Securities    Securities    Securities
                                                   Fund            Fund            Fund          Fund          Fund
                                               -------------   ------------    ------------- ------------  ------------
December 31, 2005
  Units                                                                                             2,160           796
  Unit Fair Value                                                                            $      11.96  $      17.71
  Net Assets (In Thousands)                                                                  $         26  $         14
  Investment Income Ratio to Net Assets /(1)/                                                        1.31%         1.44%
  Expenses as a percent of Average
   Net Assets /(2)/                                                                                  0.55%         0.55%
  Total Return /(3)/                                                                                 9.85%        27.09%

December 31, 2004
  Units                                               1,014                                         1,963           890
  Unit Fair Value                              $       8.81                                  $      10.89  $      13.94
  Net Assets (In Thousands)                    $          9                                  $         21  $         12
  Investment Income Ratio to Net Assets /(1)/          1.64%                                         1.21%         1.89%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%                                         0.55%         0.55%
  Total Return /(3)/                                  15.85%                                        18.22%        24.15%

December 31, 2003
  Units                                               1,031               -             538         1,667           921
  Unit Fair Value                              $       7.61    $       6.89    $      12.93  $       9.21  $      11.22
  Net Assets (In Thousands)                    $          8    $          -    $          7  $         15  $         10
  Investment Income Ratio to Net Assets /(1)/          1.04%           0.00%           1.18%         2.00%         1.41%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%           0.55%         0.55%         0.55%
  Total Return /(3)/                                  28.18%          36.85%          24.80%        31.83%        52.90%

December 31, 2002
  Units                                                 992              10             568         1,903         1,109
  Unit Fair Value                              $       5.94    $       5.04    $      10.36  $       6.99  $       7.34
  Net Assets (In Thousands)                    $          6    $          -    $          6  $         13  $          8
  Investment Income Ratio to Net Assets /(1)/          1.04%           0.44%           0.96%         1.76%         1.67%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%           0.55%         0.55%         0.55%
  Total Return /(3)/                                 -17.97%         -28.91%         -12.05%       -18.85%        -0.51%

December 31, 2001
  Units                                               1,033              10             606         1,974         1,201
  Unit Fair Value                              $       7.24    $       7.08    $      11.78  $       8.61  $       7.38
  Net Assets (In Thousands)                    $          7    $          -    $          7  $         17  $          9
  Investment Income Ratio to Net Assets /(1)/          0.38%           0.56%           2.13%         3.11%         1.01%
  Expenses as a percent of Average
   Net Assets /(2)/                                    0.55%           0.55%           0.55%         0.55%         0.55%
  Total Return /(3)/                                 -20.85%         -15.48%           6.72%       -16.21%        -8.59%

                                                                    (Continued)

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/(2)/ These ratios represent the annualized contract expenses of the Separate
      Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/(3)/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return ratios related to new products offered or new sub-accounts added as investment options during the year are calculated for the period from the inception date of the product or sub-account through the end of the reporting period.


                                                                    (Concluded)

                               FLEXIBLE PREMIUM

                       VARIABLE LIFE INSURANCE POLICIES

             JOINT AND LAST SURVIVOR POLICY AND SINGLE LIFE POLICY

                      METLIFE INVESTORS INSURANCE COMPANY

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE

                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)


                                  MAY 1, 2006

This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2006 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614.


                                     SAI-1

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         -----
  MetLife Investors..................................................... SAI-3
  The Separate Account.................................................. SAI-3
  Adjustment of Charges................................................. SAI-3
  Disregard of Voting Instructions...................................... SAI-4
  Performance Data...................................................... SAI-4
  Illustrations......................................................... SAI-4
  Registration Statement................................................ SAI-4
  Misstatement of Age or Sex Corrections................................ SAI-4
  Our Right to Contest.................................................. SAI-5
  Reports to Owners..................................................... SAI-5
  Experts............................................................... SAI-5
  Distribution.......................................................... SAI-5
  Financial Statements..................................................


                                     SAI-2

METLIFE INVESTORS

MetLife Investors Insurance Company was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. MetLife, headquartered in New York City since 1868, is a subsidiary of MetLife, Inc., a publicly-traded company that is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company on February 12, 2001. On October 1, 2004 we became a direct subsidiary of MetLife, Inc.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2005, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its Policy Owners) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc., without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.

In addition, General American Life entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2005, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.


We are licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York, and Vermont.

THE SEPARATE ACCOUNT

We established the separate account, MetLife Investors Variable Life Account One on October 23, 1991 to hold certain of the assets that underlie the Policies. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.

ADJUSTMENT OF CHARGES

The Policy is available for purchase by individuals, corporations, and other institutions. For certain individuals and certain corporate or other groups or sponsored arrangements purchasing one or more Policies, we may waive or adjust the amount of the sales charge, contingent deferred sales charge, monthly administrative charge, or other charges where the expenses associated with the sale of the Policy or Policies or the underwriting or other administrative costs associated with the Policy or Policies warrant an adjustment.

Sales, underwriting, or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement; from the amount of the initial premium payment or payments; or from the amount of projected premium payments. We will determine in our discretion if, and in what amount, an adjustment is appropriate. We may modify the criteria for qualification for adjustment of charges as experience is gained, subject to the limitation that such adjustments will not be unfairly discriminatory against the interests of any owner.

                                     SAI-3

DISREGARD OF VOTING INSTRUCTIONS


We may, when required to do so by state insurance authorities, vote shares of the Investment Funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause an Investment Fund to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the Investment Fund. We may also disapprove changes in the investment policy initiated by Owners or trustees/directors of the Investment Funds, if such disapproval is reasonable and is based on a good faith determination by us that the change would violate state or Federal law or the change would not be consistent with the investment objectives of the Investment Funds or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable contracts offered by us or of an affiliated company. In the event we disregard voting instructions, a summary of this action and the reasons for such action will be included in the next annual report to owners.


PERFORMANCE DATA

We may provide information concerning the historical investment experience of the Investment Funds, including average annual net rates of return for periods of one, three, five, and ten years, as well as average annual net rates of return and total net rates of return since inception of the Investment Funds. These net rates of return represent past performance and are not an indication of future performance. Insurance, sales, premium tax, and the selection and issue expense charge, which can significantly reduce the return to the Policy Owner, are not reflected in these rates. The rates of return reflect only the mortality and expense risk charge and the fees and expenses of the underlying Investment Funds. The net rates of return show performance from the inception of the Investment Funds, which in some instances, may precede the Fund's inclusion in the Separate Account.

ILLUSTRATIONS

We may provide personalized illustrations showing how the Policies work based on assumptions about investment returns and the Policy Owner's and/or Insured's characteristics. The illustrations are intended to show how the Death Benefit, Cash Surrender Value, and Cash Value could vary over an extended period of time assuming hypothetical gross rates of return (I.E., investment income and capital gains and losses, realized or unrealized) for the Separate Account equal to specified constant after-tax rates of return. One of the gross rates of return will be 0%. Gross rates of return do not reflect the deduction of any charges and expenses. The illustrations will be based on specified assumptions, such as Face Amount, premium payments, Insured, risk class, and death benefit option. Illustrations will disclose the specified assumptions upon which they are based. Values will be given based on guaranteed mortality and expense risk and other charges and may also be based on current mortality and expense risk and other charges.

The illustrated Death Benefit, Cash Surrender Value, and Cash Value for a hypothetical Policy would be different, either higher or lower, from the amounts shown in the illustration if the actual average gross rates of return equaled the gross rates of return upon which the illustration is based, but varied above and below the average during the period, or if premiums were paid in other amounts or at other than annual intervals. For example, as a result of variations in actual returns, additional premium payments beyond those illustrated may be necessary to maintain the Policy in force for the periods shown or to realize the Policy values shown in particular illustrations even if the average rate of return is realized.

REGISTRATION STATEMENT

The prospectus and this SAI omit certain information contained in the Registration Statement which has been filed with the SEC. Copies of such additional information may be obtained from the SEC upon payment of the prescribed fee.



MISSTATEMENT OF AGE OR SEX CORRECTIONS

If there is a misstatement of age or sex in the application, the amount of the death benefit will be that which would be purchased by the most recent monthly cost of insurance charge at the correct age or sex. If we make any payment or Policy changes in good faith, relying on our records, or evidence supplied to us, our duty will be fully discharged. We reserve the right to correct any errors in the Policy.

                                     SAI-4

OUR RIGHT TO CONTEST

We cannot contest the validity of the Policy after it has been in effect during the Insured's lifetime with respect to the Single Life Policy, or during the lifetime of either Insured with respect to the Joint and Last Survivor Policy, for two years. With respect to the Single Life Policy, we cannot contest an increase in Face Amount with regard to material misstatements made concerning such increase after it has been in force during the Insured's lifetime for two years from the effective date of the increase. If the Policy is reinstated, the two-year period for contesting material misstatements is measured from the date of approval of the reinstatement. In addition, if the Insured with respect to the Single Life Policy (or either Insured with respect to the Joint and Last Survivor Policy) commits suicide in the two-year period, or such period as specified in state law, while sane or insane, the benefit payable will be limited to premiums paid less Indebtedness and less any partial withdrawals. With respect to the Single Life Policy, while sane or insane, if the Insured commits suicide within two years after the date of any increase in Face Amount, the death benefit for that increase will be limited to the monthly deductions for the increase. Depending on the state where your Policy was issued, additional provisions regarding suicide may apply. Please refer to your Policy.

REPORTS TO OWNERS

Each year a report will be sent to you which shows the current Policy values, premiums paid and deductions made since the last report, and any outstanding loans.

EXPERTS


The consolidated financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

Marian J. Zeldin, FSA, MAAA, Vice President of MetLife Investors has examined actuarial matters included in the Registration Statement, as stated in her opinion filed as an exhibit to the Registration Statement.


DISTRIBUTION

Information about the distribution of the Policies is contained in the prospectus. (See "Other Information - Distribution.") Additional information is provided below.

The Policies are offered to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the Policies. Distributor is a Missouri corporation and its principal office is located at 5 Park Plaza, Suite 1900, Irvine, California 92614. Distributor is an indirect wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor received sales compensation with respect to the Separate Account in the following amounts during the periods indicated:


                    AGGREGATE AMOUNT OF AGGREGATE AMOUNT OF COMMISSIONS
                    COMMISSIONS PAID TO  RETAINED BY DISTRIBUTOR AFTER
        FISCAL YEAR     DISTRIBUTOR        PAYMENTS TO SELLING FIRMS
        ----------- ------------------- -------------------------------
           2005....     $2,108,717                    $0
           2004....     $1,493,733                    $0
           2003....     $2,048,178                    $0


                                     SAI-5

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the Policies.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2005 ranged from $4,122,607 to $1,000. The amount of commissions paid to selected selling firms during 2005 ranged from $26,272,688 to $0. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2005 ranged from $30,302,543 to $1,000. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors USA Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products. The selling firms are listed in alphabetical order.

A.G. Edwards & Sons, Inc.
Commonwealth
Edward Jones
Firstar Investments
HSBC Brokerage
J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger
RBC Dain Rauscher, Inc.
Stifer, Nicolaus & Co., Incorporated
UBS Financial Services
Vision Investment Services
Wachovia Securities, LLC


                                     SAI-6

             METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)
                       CONSOLIDATED FINANCIAL STATEMENTS
                              for the Years Ended
                       December 31, 2005, 2004 and 2003
                                      and
            Report of Independent Registered Public Accounting Firm

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

      We have audited the accompanying consolidated balance sheets of MetLife Investors Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company and subsidiaries at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004 and recorded the impact as cumulative effect of change in accounting principles.

      /s/ DELOITTE & TOUCHE LLP
      Certified Public Accountants

      Tampa, Florida
      April 19, 2006

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of Metlife, Inc.)
                             CONSOLIDATED BALANCE SHEETS
                             DECEMBER 31, 2005 AND 2004
                   (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                              2005    2004
                                                                            -------  -------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost: $2,357
   and $2,173, respectively)                                                $ 2,348  $ 2,189
 Equity securities, at fair value (cost: $1 and $1, respectively)                 1        1
 Mortgage loans on real estate                                                   65      130
 Policy loans                                                                    28       28
 Real estate joint ventures held-for-investment                                   3        5
 Other limited partnership interests                                              3        2
 Short-term investments                                                          79      103
 Other invested assets                                                           28       15
                                                                            -------  -------
   Total investments                                                          2,555    2,473
Cash and cash equivalents                                                        17      174
Accrued investment income                                                        24       21
Premiums and other receivables                                                1,013      927
Deferred policy acquisition costs and value of business acquired                612      573
Current income taxes receivable                                                   -       23
Other assets                                                                    120       94
Separate account assets                                                       7,529    6,546
                                                                            -------  -------
   Total assets                                                             $11,870  $10,831
                                                                            =======  =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                     $   238  $   112
 Policyholder account balances                                                2,769    2,903
 Other policyholder funds                                                        22        9
 Current income taxes payable                                                     2        -
 Deferred income taxes payable                                                   36       36
 Payables for collateral under securities loaned transactions                   508      487
 Other liabilities                                                               39       36
 Separate account liabilities                                                 7,529    6,546
                                                                            -------  -------
   Total liabilities                                                        $11,143  $10,129
                                                                            =======  =======

Stockholder's Equity:
 Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 shares issued and outstanding                                        6        6
 Additional paid-in capital                                                     586      586
 Retained earnings                                                              139      104
 Accumulated other comprehensive income (loss)                                   (4)       6
                                                                            -------  -------
   Total stockholder's equity                                                   727      702
                                                                            -------  -------
   Total liabilities and stockholder's equity                               $11,870  $10,831
                                                                            =======  =======


            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                          CONSOLIDATED STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                2005  2004 2003
                                                                ----  ---- ----
REVENUES
Premiums                                                        $122  $ 19 $  7
Universal life and investment-type product policy fees           115   107   79
Net investment income                                            114   134  143
Other revenues                                                    61    71   65
Net investment gains (losses)                                     (6)   36  (25)
                                                                ----  ---- ----
   Total revenues                                                406   367  269
                                                                ----  ---- ----

EXPENSES
Policyholder benefits and claims                                 139    30   22
Interest credited to policyholder account balances               120   147  171
Other expenses                                                   103    99   80
                                                                ----  ---- ----
   Total expenses                                                362   276  273
                                                                ----  ---- ----

Income (loss) before provision (benefit) for income taxes         44    91   (4)
Provision (benefit) for income tax expense                         9    27   (3)
                                                                ----  ---- ----
Income (loss) before cummulative effect of change in accounting   35    64   (1)
Cumulative effect of change in accounting, net of income taxes     -     1    -
                                                                ----  ---- ----
Net income (loss)                                               $ 35  $ 65 $ (1)
                                                                ====  ==== ====




            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                   CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                             ACCUMULATED
                                                                        ADDITIONAL              OTHER
                                                                 COMMON  PAID-IN   RETAINED COMPREHENSIVE
                                                                 STOCK   CAPITAL   EARNINGS INCOME (LOSS) TOTAL
                                                                 ------ ---------- -------- ------------- -----
Balance at January 1, 2003                                         $6      $431      $ 40       $  7      $484
Capital contribution                                                         56                             56
Comprehensive income (loss):
 Net loss                                                                              (1)                  (1)
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                             14        14
                                                                                                          ----
 Comprehensive income (loss)                                                                                13
                                                                 ---------------------------------------------
Balance at December 31, 2003                                        6       487        39         21       553
Capital contribution                                                        110                            110
Sale of subsidiary                                                          (11)                           (11)
Comprehensive income (loss):
 Net income                                                                            65                   65
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                            (15)      (15)
                                                                                                          ----
 Comprehensive income (loss)                                                                                50
                                                                 ---------------------------------------------
Balance at December 31, 2004                                        6       586       104          6       702
Comprehensive income (loss):
 Net Income                                                                            35                   35
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                            (10)      (10)
                                                                                                          ----
 Comprehensive income (loss)                                                                                25
                                                                 ---------------------------------------------
Balance at December 31, 2005                                       $6      $586      $139       $ (4)     $727
                                                                 =============================================



            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                        CONSOLIDATED STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                                      2005     2004     2003
                                                                                                    -------  -------  -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                                   $    35  $    65  $    (1)
 Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
   Amortization of premiums and accretion of discounts associated with investments, net                   8       12        9
   (Gains) losses from sales of investments, net                                                          6      (36)      25
   Interest credited to policyholder account balances                                                   120      147      171
   Universal life and investment-type product policy fees                                              (115)    (107)     (79)
   Change in accrued investment income                                                                   (3)       5       (3)
   Change in premiums and other receivables                                                             (77)    (413)    (140)
   Change in deferred policy acquisition costs, net                                                     (29)     (77)     (98)
   Change in insurance-related liabilities                                                              125       26        2
   Change in income taxes payable                                                                        30        9       (9)
   Change in other assets                                                                                83       74       46
   Change in other liabilities                                                                            6      (30)     (65)
                                                                                                    -------  -------  -------
Net cash provided by (used in) operating activities                                                     189     (325)    (142)
                                                                                                    -------  -------  -------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                                   2,025      990    1,149
   Mortgage loans on real estate                                                                         67      137       49
   Real estate and real estate joint ventures                                                             2        1        -
 Purchases of:
   Fixed maturities                                                                                  (2,245)  (1,029)  (1,672)
   Mortgage loans on real estate                                                                          -      (41)      (1)
   Real estate and real estate joint ventures                                                             -        -       (1)
 Net change in short-term investments                                                                    24      116      (97)
 Proceeds from sales of businesses                                                                        -       20        -
 Net change in other invested assets                                                                     (6)      (1)     (14)
                                                                                                    -------  -------  -------
Net cash provided by (used in) investing activities                                                    (133)     193     (587)
                                                                                                    -------  -------  -------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                                           1,355    1,811    2,180
   Withdrawals                                                                                       (1,589)  (1,864)  (1,978)
 Net change in payables for collateral under securities loaned transactions                              21      100      387
 Capital contribution                                                                                     -      110       56
                                                                                                    -------  -------  -------
Net cash provided by (used in) financing activities                                                    (213)     157      645
                                                                                                    -------  -------  -------
Change in cash and cash equivalents                                                                    (157)      25      (84)
Cash and cash equivalents, beginning of year                                                            174      149      233
                                                                                                    -------  -------  -------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                              $    17  $   174  $   149
                                                                                                    =======  =======  =======
Supplemental disclosures of cash flow information:
 Net cash paid (refunded) during the year:
   Income taxes                                                                                     $   (19) $    21  $     6
                                                                                                    =======  =======  =======

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company, and subsidiaries (the "Company") is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company owns 100% of the outstanding shares of MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company. On October 1, 2004 the Company was sold by COVA Corporation ("COVA"), a wholly owned subsidiary of MetLife, to MetLife.

      On October 1, 2004, First MetLife Investors Insurance Company ("FMLI") was sold to MetLife for $34 million in consideration. As a result, the Company recognized a decrease to equity of $11 million in paid in capital and $1 million in accumulated other comprehensive income. Total assets and liabilities of the entity sold at the date of sale were $920 million and $874 million, respectively. Total net income of the entity sold included in the consolidated statements of income was $2 million for both years ended December 31, 2004 and 2003.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life and universal life insurance policies. The Company is licensed to do business in 46 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      BASIS OF PRESENTATION

      The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany accounts and transactions have been eliminated.

      The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

      Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include, $100 million and $387 million relating to the net change in payable for collateral under securities loaned transactions which was reclassified from cash flows from investing activities to cash flows from financing activities on the consolidated statements of cash flows for the years ended December 31, 2004 and 2003, respectively. Reflected in the consolidated balance sheets and the consolidated statements of cash flows is a reclassification of the reinsurance receivables. Premiums and other receivables and other liabilities

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      reclassifications on the consolidated balance sheets include $14 million at December 31, 2004. The net effect to the change in premiums and other receivables and the change in other liabilities on the consolidated statements of cash flows is $14 million and $69 million for the years ended December 31, 2004 and 2003, respectively.

      SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits; (vii) accounting for reinsurance transactions; and (viii) the liability for litigation and regulatory matters. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans on real estate, each of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
      (viii) other subjective factors, including concentrations and

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
      (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into real estate joint ventures and other limited partnerships for which the Company may by deemed to be the primary beneficiary and, therefore, may by required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party. The Company was not deemed to be the primary beneficiary for any of its real estate joint ventures or limited partnerships as of December 31, 2005 and 2004.

      DERIVATIVES

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      LIABILITY FOR FUTURE POLICY BENEFITS

      The Company establishes liabilities for amounts payable under insurance policies, including term life and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

      Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      LITIGATION

      The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular annual periods.

      SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "-- Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment. Real estate acquired upon foreclosure of commercial mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Other invested assets consist principally of derivatives carried at fair value as determined by quoted market prices or through the use of pricing models.

      DERIVATIVE FINANCIAL INSTRUMENTS

      Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its Derivatives Use Plan. Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

      Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

      Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income (loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. The Company had no cash flow hedges during the years ended December 31, 2005, 2004, and 2003.

      In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company had no foreign operations, nor hedges for net investments in foreign operations during the years ended December 31, 2005, 2004 and 2003.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item;
      (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur;
      (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheets, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheets, with changes in its fair value recognized in the current period as net investment gains (losses).

      CASH AND CASH EQUIVALENTS

      The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      DAC represents the costs of acquiring new and renewal insurance business that vary with, and is primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

      DAC is amortized with interest over the expected life of the contract for universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating term life and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      SALES INDUCEMENTS

      The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      GOODWILL

      Goodwill is the excess of cost over the fair value of net assets acquired and is included in Other Assets. The Company recognized no impairments of goodwill during the years ended December 31, 2005 and 2003. Goodwill was $33 million as of December 31, 2005 and 2004 and $34 million as of December 31, 2003. During 2004, dispositions of goodwill of $0.2 million is related to the sale of FMLI.

      Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities average is 5%.

      Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2% to 8%.

      Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 14%, less expenses, mortality charges, and withdrawals.

      The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

      . Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poors 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      . Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

      . Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWBs was transferred to an affiliate through a financial reinsurance agreement. The fair value of GMWBs, included in policyholder account balances, and the financing agreement, included in premiums and other receivables, were both $1 million at December 31, 2005.

      The fair value of the GMWBs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

      OTHER POLICYHOLDER FUNDS

      Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to term life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues include reinsurance financing fees and advisory fees. Such fees are recognized in the period in which services are performed.

      FEDERAL INCOME TAXES

      The Company and its includable life insurance subsidiary file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. The Company filed a consolidated return for 2004 with MLIICCA and FMLI. The operations of FMLI included in the 2004 consolidated return were through September 30, 2004, and after that time FMLI filed a separate standalone return. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheets dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

      REINSURANCE

      The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts due from reinsurers, for long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      The Company enters into financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in premiums and other receivables. The amount of revenue on these contracts represents fees and other cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
      (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts. See "-- Application of Recent Accounting Pronouncements."

      The Company's revenues reflect fees charged to the separate accounts, primarily including policy administration fees and investment management fees.

      EMPLOYEE BENEFIT PLANS

      The Company participates in a noncontributory defined benefit pension plan sponsored by Metropolitan Life Insurance Company ("Metropolitan Life"), an affiliate, covering employees who meet specified eligibility requirements. The reported expense associated with this plan requires an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by Metropolitan Life. Metropolitan Life's management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity. The Company's share of net expense for the pension plan was insignificant for the years ended December 31, 2005, 2004, and 2003.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS
      No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

      . In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, EMBEDDED DERIVATIVES: EVALUATION OF NET SETTLEMENT WITH RESPECT TO THE SETTLEMENT OF A DEBT INSTRUMENT THROUGH EXERCISE OF AN EMBEDDED PUT OPTION OR CALL OPTION ("Issue B38") and SFAS 133 Implementation Issue No. B39, EMBEDDED DERIVATIVES: APPLICATION OF PARAGRAPH 13(B) TO CALL OPTIONS THAT ARE EXERCISABLE ONLY BY THE DEBTOR ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

      . Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and
          (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheets and changes in fair value are reported in income. Issue B36 did not have a material impact on the Company's consolidated financial statements.

      . Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

      In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

      Effective July 1, 2005, the Company adopted SFAS No. 153, EXCHANGES OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

      In June 2005, the FASB completed its review of EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("SFAS 115"), that are impaired at the balance sheets date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FASB Staff Position ("FSP") 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

      In June 2005, the EITF reached consensus on Issue No. 04-5, DETERMINING WHETHER A GENERAL PARTNER, OR THE GENERAL PARTNERS AS A GROUP, CONTROLS A LIMITED PARTNERSHIP OR SIMILAR ENTITY WHEN

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      THE LIMITED PARTNERS HAVE CERTAIN RIGHTS ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

      In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's consolidated financial statements.

      Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, ACCOUNTING FOR INVESTMENTS IN LIMITED LIABILITY COMPANIES ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

      Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $1 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $3 million, including the cumulative effect of adoption.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 7.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2.  INVESTMENTS

      FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                DECEMBER 31, 2005
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST    GAIN     LOSS      VALUE   TOTAL
                                       --------- ----     ----    --------- -----
                                                  (IN MILLIONS)
     U.S. corporate securities          $  932   $ 6      $11      $  927    39.5%
     Residential mortgage-backed
       securities                          582     3        5         580    24.7
     Foreign corporate securities          175     2        2         175     7.5
     U.S. treasury / agency securities     153     1        -         154     6.5
     Commercial mortgage-backed
       securities                          297     -        6         291    12.4
     Asset-backed securities               174     1        1         174     7.4
     Foreign government securities          40     4        1          43     1.8
     State and political subdivision
       securities                            4     -        -           4     0.2
                                        ------   ---      ---      ------   -----
       Total fixed maturities           $2,357   $17      $26      $2,348   100.0%
                                        ======   ===      ===      ======   =====
     Equity securities                  $    1   $ -      $ -      $    1   100.0%
                                        ======   ===      ===      ======   =====

                                                DECEMBER 31, 2004
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST    GAIN     LOSS      VALUE   TOTAL
                                       --------- ----     ----    --------- -----
                                                  (IN MILLIONS)
     U.S. corporate securities          $  946   $16      $ 3      $  959    43.8%
     Residential mortgage-backed
       securities                          384     3        1         386    17.6
     Foreign corporate securities          104     3        1         106     4.8
     U.S. treasury / agency securities     276     -        1         275    12.6
     Commercial mortgage-backed
       securities                          259     1        2         258    11.8
     Asset-backed securities               185     1        1         185     8.5
     Foreign government securities          15     1        -          16     0.7
     State and political subdivision
       securities                            4     -        -           4     0.2
                                        ------   ---      ---      ------   -----
       Total fixed maturities           $2,173   $25      $ 9      $2,189   100.0%
                                        ======   ===      ===      ======   =====
     Equity securities                  $    1   $ -      $ -      $    1   100.0%
                                        ======   ===      ===      ======   =====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company held foreign currency derivatives with notional amounts of $4 million and $1 million to hedge exchange risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $128 million and $55 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $4 million and $2 million at December 31, 2005 and 2004, respectively. Non-income producing fixed maturities were less than $1 million at December 31, 2005. There were no non-income producing fixed maturities at December 31, 2004. There were no significant unrealized gains (losses) associated with non-income producing fixed maturities for both years ended December 31, 2005 and 2004.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                  DECEMBER 31,
                                     ---------------------------------------
                                            2005                2004
                                     ------------------- -------------------
                                      COST OR  ESTIMATED  COST OR  ESTIMATED
                                     AMORTIZED   FAIR    AMORTIZED   FAIR
                                       COST      VALUE     COST      VALUE
                                     --------- --------- --------- ---------
                                                  (IN MILLIONS)
    Due in one year or less           $  121    $  121    $  171    $  173
    Due after one year through five
      years                              605       601       881       889
    Due after five years through ten
      years                              407       407       208       211
    Due after ten years                  171       174        85        87
                                      ------    ------    ------    ------
      Subtotal                         1,304     1,303     1,345     1,360
    Mortgage-backed, commercial
      mortgage-backed and other
      asset-backed securities          1,053     1,045       828       829
                                      ------    ------    ------    ------
      Total fixed maturities          $2,357    $2,348    $2,173    $2,189
                                      ======    ======    ======    ======

      Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          YEARS ENDED DECEMBER 31,
                                          -----------------------
                                           2005     2004    2003
                                           ------   ----    ----
                                             (IN MILLIONS)
                  Proceeds                $1,645    $353    $712
                  Gross investment gains  $    2    $ 34    $  8
                  Gross investment losses $  (19)   $ (5)   $ (7)

      There were insignificant investment writedowns during 2005. Gross investment losses above exclude writedowns recorded during 2004 and 2003 for other than temporarily impaired available-for-sale fixed maturities and equity securities of $2 million and $22 million, respectively.

      The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                    DECEMBER 31, 2005
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities                     $  483      $ 9        $ 87        $2       $  570      $11
Residential mortgage-backed securities           363        4          41         1          404        5
Foreign corporate securities                      95        1          24         1          119        2
U.S. treasury / agency securities                 83        -           -         -           83        -
Commercial mortgage-backed securities            254        5          30         1          284        6
Asset-backed securities                           86        1           6         -           92        1
Foreign government securities                      6        1           -         -            6        1
State and political subdivision securities         4        -           -         -            4        -
                                              ------      ---        ----        --       ------      ---
 Total fixed maturities                       $1,374      $21        $188        $5       $1,562      $26
                                              ======      ===        ====        ==       ======      ===
Total number of securities in an unrealized
  loss position                                  220                   58                    278
                                              ======                 ====                 ======

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                    DECEMBER 31, 2004
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities                      $402        $3        $ 9         $-       $  411       $3
Residential mortgage-backed securities          130         1         21          -          151        1
Foreign corporate securities                     27         -         12          1           39        1
U.S. treasury / agency securities               156         1          -          -          156        1
Commercial mortgage-backed securities           177         1         26          1          203        2
Asset-backed securities                          67         1          -          -           67        1
                                               ----        --        ---         --       ------       --
 Total fixed maturities                        $959        $7        $68         $2       $1,027       $9
                                               ====        ==        ===         ==       ======       ==
Total number of securities in an unrealized
  loss position                                 212                   14                     226
                                               ====                  ===                  ======

      The Company did not have equity securities in an unrealized loss position at either December 31, 2005 or 2004.

      AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                                   DECEMBER 31, 2005
                                                   --------------------------------------------------
                                                   COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                         COST             LOSSES         SECURITIES
                                                   ----------------  ---------------- ----------------
                                                   LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                      20%      MORE     20%     MORE     20%     MORE
                                                   ---------  ------ --------- ------ --------- ------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                                $1,128      $2      $14      $1      181      1
Six months or greater but less than nine months         86       -        2       -        1      -
Nine months or greater but less than twelve months     179       -        4       -       37      -
Twelve months or greater                               193       -        5       -       58      -
                                                    ------      --      ---      --      ---      -
 Total                                              $1,586      $2      $25      $1      277      1
                                                    ======      ==      ===      ==      ===      =

                                                                   DECEMBER 31, 2004
                                                   --------------------------------------------------
                                                   COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                         COST             LOSSES         SECURITIES
                                                   ----------------  ---------------- ----------------
                                                   LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                      20%      MORE     20%     MORE     20%     MORE
                                                   ---------  ------ --------- ------ --------- ------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                                $  713      $-      $4       $-      148      -
Six months or greater but less than nine months        212       -       3        -       53      -
Nine months or greater but less than twelve months      41       -       -        -       11      -
Twelve months or greater                                70       -       2        -       13      1
                                                    ------      --      --       --      ---      -
 Total                                              $1,036      $-      $9       $-      225      1
                                                    ======      ==      ==       ==      ===      =

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      As of December 31, 2005, $25 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $9 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented less than 1% of the cost or amortized cost of such securities.

      As of December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. Such unrealized losses have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, the unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost were less than $1 million.

      As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

      SECURITIES LENDING PROGRAM

      The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $487 million and $472 million and an estimated fair value of $488 million and $475 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $508 million and $487 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was no security collateral at December 31, 2005 and 2004 on deposit from customers in connection with securities lending transactions.

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at both December 31, 2005 and 2004, consisting primarily of fixed maturity securities.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      MORTGAGE LOANS ON REAL ESTATE

      Mortgage loans on real estate were categorized as follows:

                                                   DECEMBER 31,
                                                   ------------
                                                   2005    2004
                                                   ----    ----
                                                   (IN MILLIONS)
                   Commercial mortgage loans       $65     $131
                   Less: Valuation allowances        -        1
                                                   ---     ----
                     Mortgage loans on real estate $65     $130
                                                   ===     ====

      Mortgage loans are collateralized by properties in the United States. At December 31, 2005, approximately 31%, 19% and 13% of the properties were located in California, Texas and Pennsylvania, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

      Changes in loan valuation allowances for mortgage loans on real estate were as follows:

                                              YEARS ENDED DECEMBER 31,
                                              ------------------------
                                              2005     2004    2003
                                              ----     ----    ----
                                              (IN MILLIONS)
                   Balance, beginning of year $ 1      $ 1      $1
                   Additions                    -        1       -
                   Deductions                  (1)      (1)      -
                                              ---      ---      --
                   Balance, end of year       $ -      $ 1      $1
                                              ===      ===      ==

      There were no impaired mortgage loans on real estate at December 31, 2005 and 2004.

      The Company's average investment in impaired loans was insignificant for the year ended December 31, 2005. The average investment in impaired loans was $1 million and $4 million for the years ended December 31, 2004 and 2003, respectively. The Company did not recognize interest income on impaired loans for the year ended December 31, 2005. Interest income on impaired loans was $1 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

      The Company did not have restructured loans at December 31, 2005 and 2004.

      There were no mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure at December 31, 2005 and 2004.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      REAL ESTATE JOINT VENTURES

      Real estate joint ventures held-for-investment at December 31, 2005 and 2004 were $3 million and $5 million, respectively.

      At December 31, 2005, 100% of the Company's real estate holdings consisted of office buildings located in Illinois.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2005     2004    2003
                                                          ----     ----    ----
                                                          (IN MILLIONS)
        Fixed maturities                                  $114     $111    $114
        Mortgage loans on real estate                        9       20      22
        Policy loans                                         3        2       2
        Cash, cash equivalents and short-term investments    6        7       9
                                                            ----    ----    ----
          Total                                            132      140     147
        Less: Investment expenses                           18        6       4
                                                            ----    ----    ----
          Net investment income                           $114     $134    $143
                                                            ====    ====    ====

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                                YEARS ENDED DECEMBER 31,
                                                -----------------------
                                                2005     2004    2003
                                                ----     ----    ----
                                                 (IN MILLIONS)
                Fixed maturities                $(17)    $27     $(21)
                Mortgage loans on real estate      1      10        -
                Derivatives                       12      (1)      (4)
                Other                             (2)      -        -
                                                 ----    ---      ----
                  Net investment gains (losses) $ (6)    $36     $(25)
                                                 ====    ===      ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      -----------------------
                                                      2005    2004    2003
                                                      ----    ----    ----
                                                       (IN MILLIONS)
           Fixed maturities                           $(9)    $16     $ 68
           Amounts related to:
             DAC and VOBA                               3      (7)     (36)
           Deferred income taxes                        2      (3)     (11)
                                                      ---     ---      ----
             Net unrealized investment gains (losses) $(4)    $ 6     $ 21
                                                      ===     ===      ====

      The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -----------------------
                                                              2005     2004     2003
                                                              ----     ----     ----
                                                               (IN MILLIONS)
  Balance, beginning of year                                  $  6     $ 21     $ 7
  Unrealized investment gains (losses) during the year         (25)     (54)     28
  Unrealized investment gains of subsidiaries at date of sale    -        2       -
  Unrealized investment (losses) gains related to:
    DAC and VOBA                                                10       29      (7)
  Deferred income taxes                                          5        8      (7)
                                                               ----     ----    ---
  Balance, end of year                                        $ (4)    $  6     $21
                                                               ====     ====    ===
  Net change in unrealized investment gains (losses)          $(10)    $(15)    $14
                                                               ====     ====    ===

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3.  DERIVATIVE FINANCIAL INSTRUMENTS

      TYPES OF DERIVATIVE INSTRUMENTS

      The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                             DECEMBER 31, 2005           DECEMBER 31, 2004
                        --------------------------- ---------------------------
                                 CURRENT MARKET OR           CURRENT MARKET OR
                                     FAIR VALUE                  FAIR VALUE
                        NOTIONAL ------------------ NOTIONAL ------------------
                         AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                        -------- ------ ----------- -------- ------ -----------
                                             (IN MILLIONS)
 Interest rate swaps     $    2   $ -       $-       $    7   $ -       $3
 Interest rate floors     2,460    28        -        1,260    15        -
 Financial futures           86     -        1          108     -        1
 Foreign currency swaps       4     -        -            1     -        -
 Credit default swaps        30     -        -           10     -        -
                         ------   ---       --       ------   ---       --
    Total                $2,582   $28       $1       $1,386   $15       $4
                         ======   ===       ==       ======   ===       ==

      The above table does not include notional values for equity variance swaps. At December 31, 2005 and 2004, the Company owned 2,500 and 0 equity variance swaps contracts, respectively. Market values for equity variance swaps are insignificant and were not included in the preceding table.

      The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                            REMAINING LIFE
                          ---------------------------------------------------
                                      AFTER ONE  AFTER FIVE
                                         YEAR       YEARS
                          ONE YEAR OR  THROUGH   THROUGH TEN AFTER TEN
                             LESS     FIVE YEARS    YEARS      YEARS   TOTAL
                          ----------- ---------- ----------- --------- ------
                                             (IN MILLIONS)
   Interest rate swaps        $ -        $ -       $    2       $-     $    2
   Interest rate floors         -          -        2,460        -      2,460
   Financial futures           86          -            -        -         86
   Foreign currency swaps       -          1            3        -          4
   Credit default swaps         -         30            -        -         30
                              ---        ---       ------       --     ------
      Total                   $86        $31       $2,465       $-     $2,582
                              ===        ===       ======       ==     ======

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

      Interest rate floors are used by the Company primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level.

      In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

      Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted in interest rates and they can be used to modify or hedge existing interest rate risk.

      Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As noted above, equity variance swaps are not included in the preceding table.

      Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

      HEDGING

      The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                         DECEMBER 31, 2005           DECEMBER 31, 2004
                    --------------------------- ---------------------------
                                 FAIR VALUE                  FAIR VALUE
                    NOTIONAL ------------------ NOTIONAL ------------------
                     AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                    -------- ------ ----------- -------- ------ -----------
                                         (IN MILLIONS)
     Non-qualifying  $2,582   $28       $1       $1,386   $15       $4
                     ======   ===       ==       ======   ===       ==

      The following table provides the settlement payments recorded in income for the:

                                                  YEARS ENDED DECEMBER 31,
                                                  -----------------------
                                                  2005         2004
                                                  ----         ----
                                                  (IN MILLIONS)
                    Non-qualifying hedges:
                    Net investment gains (losses)  $1          $(1)
                                                   ==          ===

      The Company recognized insignificant net investment income (expense) from qualifying hedge settlement payments and insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2003.

      FAIR VALUE HEDGES

      The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments;
      (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

      The Company did not have any fair value hedges during the years ended December 31, 2005 or 2004. The Company recognized ($4) million in net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2003.

      All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness for the year December 31, 2003. There were no instances in which the Company

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

      NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

      The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging:
      (i) interest rate swaps, purchased floors, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency swaps to minimize its exposure to adverse movements in exchange rates;
      (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default swaps to diversify its credit risk exposure in certain portfolios; (v) equity variance swaps to economically hedge liabilities; (vi) interest rate futures to economically hedge liabilities embedded in certain variable annuity products.

      For the years ended December 31, 2005 and 2004 the Company recognized as net investment gains (losses) changes in fair value of $11 million and ($4) million related to derivatives that do not qualify for hedge accounting. For the year ended December 31, 2003 the Company recognized insignificant net investment gains (losses) related to changes in fair value of derivatives that do not qualify for hedge accounting.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

      The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                 DEFERRED
                                                  POLICY    VALUE OF
                                                ACQUISITION BUSINESS
                                                   COSTS    ACQUIRED TOTAL
                                                ----------- -------- -----
                                                      (IN MILLIONS)
     Balance at January 1, 2003                    $224       $193   $417
       Capitalizations                              132          -    132
                                                   ----       ----   ----
           Total                                    356        193    549
                                                   ----       ----   ----
       Less amortization related to:
         Net investment gains (losses)               (4)        (2)    (6)
         Unrealized investment gains (losses)         6          1      7
         Other expenses                              20         19     39
                                                   ----       ----   ----
           Total amortization                        22         18     40
                                                   ----       ----   ----
     Balance at December 31, 2003                   334        175    509
       Capitalizations                              126          -    126
                                                   ----       ----   ----
           Total                                    460        175    635
                                                   ----       ----   ----
       Less amortization related to:
         Net investment gains (losses)                2          3      5
         Unrealized investment gains (losses)       (15)       (14)   (29)
         Other expenses                              41          3     44
                                                   ----       ----   ----
           Total amortization                        28         (8)    20
                                                   ----       ----   ----
       Less: Dispositions and other                 (41)        (1)   (42)
                                                   ----       ----   ----
     Balance at December 31, 2004                   391        182    573
       Capitalizations                               66          -     66
                                                   ----       ----   ----
           Total                                    457        182    639
                                                   ----       ----   ----
       Less amortization related to:
         Unrealized investment gains (losses)        (4)        (6)   (10)
         Other expenses                              12         25     37
                                                   ----       ----   ----
           Total amortization                         8         19     27
                                                   ----       ----   ----
     Balance at December 31, 2005                  $449       $163   $612
                                                   ====       ====   ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $14 million in 2006, $14 million in 2007, $13 million in 2008, $13 million in 2009, and $13 million in 2010.

      Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      SALES INDUCEMENTS

      Changes in deferred sales inducements, which are reported within other assets in the consolidated balance sheets, are as follows:

                                              YEARS ENDED DECEMBER 31,
                                              -----------------------
                                              2005        2004
                                              ----        ----
                                              (IN MILLIONS)
                       Balance at January 1   $59         $ 50
                       Capitalization          19           25
                       Amortization            (3)          (5)
                       Dispositions             -          (11)
                                              ---            ----
                       Balance at December 31 $75         $ 59
                                              ===            ====

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company had the following types of guarantees relating to annuity contracts at:

                                                   DECEMBER 31,
                           ---------------------------------------------------------
                                        2005                           2004
                           --------------------------     --------------------------
                           IN THE EVENT        AT         IN THE EVENT        AT
                             OF DEATH     ANNUITIZATION     OF DEATH     ANNUITIZATION
                           ------------   -------------   ------------   -------------
                                                   (IN MILLIONS)
RETURN OF NET DEPOSITS
  Account value             $   1,333           N / A      $     791           N / A
  Net amount at risk        $       1 (1)       N / A      $       1 (1)       N / A
  Average attained age of
  contractholders            64 years           N / A       62 years           N / A
ANNIVERSARY CONTRACT VALUE
  OR MINIMUM RETURN
  Account value             $   7,451       $   4,414      $   6,933       $   3,623
  Net amount at risk        $     160 (1)   $      30 (2)  $     188 (1)   $      19 (2)
  Average attained age of
  contractholders            64 years        60 years       64 years        59 years

      --
      (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheets date.
      (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $17 million and $9 million, at December 31, 2005 and 2004, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers for the same amounts. Therefore, the Company has no net liability at December 31, 2005 and 2004.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                            DECEMBER 31,
                                            -------------
                                             2005   2004
                                            ------ ------
                                            (IN MILLIONS)
                      Mutual Fund Groupings
                        Equity              $6,247 $5,211
                        Bond                   532    608
                        Balanced               439    411
                        Money Market            67     58
                        Specialty               84     90
                                            ------ ------
                          TOTAL             $7,369 $6,378
                                            ====== ======

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $7,529 million and $6,546 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk.

      Fees charged to the separate accounts by the Company (primarily including policy administration fees and investment management fees) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $93 million, $88 million and $65 million for the years ended December 31, 2005, 2004 and 2003, respectively.

      For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis.
      Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

      In addition to reinsuring mortality risk as described above, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      particular travel, avocation and lifestyle hazards. The Company reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

      The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               -----------------------
                                                               2005     2004    2003
                                                               ----     ----    ----
                                                               (IN MILLIONS)
   Direct premiums earned                                      $122     $20     $11
   Reinsurance ceded                                              -      (1)     (4)
                                                                 ----   ---     ---
   Net premiums earned                                         $122     $19     $ 7
                                                                 ====   ===     ===
   Reinsurance recoveries netted against policyholder benefits
     and claims                                                $  -     $ 3     $ -
                                                                 ====   ===     ===

      Written premiums are not materially different than earned premiums presented in the preceding table.

      Reinsurance recoverables, included in premiums and other receivables, were insignificant at December 31, 2005 and 2004.

6.  INCOME TAXES

      The provision (benefit) for income taxes was as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                   2005    2004    2003
                                                   ----    ----    ----
                                                    (IN MILLIONS)
              Current:
                Federal                             $4     $(6)    $  9
              Deferred:
                Federal                              5      33      (12)
                                                    --     ---      ----
              Provision (benefit) for income taxes  $9     $27     $ (3)
                                                    ==     ===      ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Reconciliations of the income tax provision at the U.S. statutory rate to the provision (benefit) for income taxes as reported were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                   2005     2004    2003
                                                   ----     ----    ----
                                                   (IN MILLIONS)
              Tax provision at U.S. statutory rate $15      $32     $(1)
              Tax effect of:
                Tax exempt investment income        (6)      (5)     (2)
                                                   ---      ---     ---
              Provision (benefit) for income taxes $ 9      $27     $(3)
                                                   ===      ===     ===

      Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                        DECEMBER 31,
                                                        ------------
                                                        2005   2004
                                                        ----   ----
                                                        (IN MILLIONS)
             Deferred income tax assets:
               Policyholder liabilities and receivables $ 89   $ 99
               Net operating loss carryforwards           53     39
               Capital loss carryforwards                 16     10
               Tax credit carryforwards                    2      -
               Intangibles                                 2      3
               Net unrealized investment losses            2      -
               Other                                       2      -
                                                        ----   ----
                                                         166    151
                                                        ----   ----
             Deferred income tax liabilities:
               Investments                                12      7
               Deferred policy acquisition costs         190    176
               Net unrealized investment gains             -      3
               Other                                       -      1
                                                        ----   ----
                                                         202    187
                                                        ----   ----
             Net deferred income tax liability          $(36)  $(36)
                                                        ====   ====

      The Company has capital loss carryforwards of $44 million at December 31, 2005 which will expire between 2006 and 2010. The Company has net operating losses of $152 million which will expire between 2019 and 2020. A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      All years through and including 2001 are closed and no longer subject to Internal Revenue Service audit. The years 2002 and forward are open and subject to audit. The Company believes that any adjustment that might be required for open years will not have a material effect on the Company's consolidated financial statements.

7.  CONTINGENCIES AND GUARANTEES

      CONTINGENCIES

      LITIGATION

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife, the parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information regarding and relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents from MetLife regarding a broker and certain Ohio public entity groups. Other insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      compensation. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices. It is possible that additional requests for information and/or investigations may be commenced.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular annual periods.

      INSOLVENCY ASSESSMENTS

      Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for the years ended December 31, 2005, 2004 and 2003. The Company maintained a liability of $12 million, and a related asset for premium tax offsets of less than $1 million, at December 31, 2005 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers.

      GUARANTEES

      In the course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      provide indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

      In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

      The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

8.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the Missouri Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since MLIIC's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2006 without prior approval of the insurance commissioner.

      There were no capital contributions received in 2005. MLIIC received cash capital contributions of $110 million from MetLife in 2004 and $56 million from COVA in 2003.

      STATUTORY EQUITY AND INCOME

      MLIIC's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      within certain levels, each of which requires specified corrective action. MLIIC exceeded the minimum risk-based capital requirements for all periods presented herein.

      The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance ("Department") has adopted codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of MLIIC.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

      Statutory net income (loss) of MLIIC, a Missouri domiciled insurer, was $1 million, ($168) million and $40 million for the years ended
      December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $175 million and $182 million at December 31, 2005 and 2004, respectively.

      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income
      (loss) for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                YEARS ENDED DECEMBER 31,
                                                                -----------------------
                                                                2005     2004    2003
                                                                ----     ----    ----
                                                                  (IN MILLIONS)
Holding losses on investments arising during the year           $(38)    $(40)   $ (5)
Income tax effect of holding losses                               13       14       2
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
    income                                                         4      (27)     23
  Amortization of premiums and accretion of and discounts
    associated with investments                                    9       13      10
  Income tax effect                                               (5)       5     (11)
Allocation of holding gains (losses) on investments relating to
  other policyholder amounts                                      10       29      (7)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts                                      (3)     (10)      2
Unrealized investment gains of subsidiary at date of sale          -        2       -
Deferred income taxes on unrealized investment gains of
  subsidiary at date of sale                                       -       (1)      -
                                                                 ----     ----    ----
Other comprehensive income (loss)                               $(10)    $(15)   $ 14
                                                                 ====     ====    ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


9.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2005     2004     2003
                                             ----     -----   -----
                                                (IN MILLIONS)
                Compensation                 $  1    $   1    $   1
                Commissions                    71      115      122
                Amortization of DAC and VOBA   37       49       33
                Capitalization of DAC         (66)    (126)    (132)
                Other                          60       60       56
                                              ----    -----   -----
                  Total other expenses       $103    $  99    $  80
                                              ====    =====   =====

10. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                               CARRYING ESTIMATED
DECEMBER 31, 2005                                               VALUE   FAIR VALUE
-----------------                                              -------- ----------
                                                                  (IN MILLIONS)
ASSETS:
  Fixed maturities                                              $2,348    $2,348
  Equity securities                                             $    1    $    1
  Mortgage loans on real estate                                 $   65    $   65
  Policy loans                                                  $   28    $   28
  Short-term investments                                        $   79    $   79
  Cash and cash equivalents                                     $   17    $   17
LIABILITIES:
  Policyholder account balances                                 $2,630    $2,516
  Payables for collateral under securities loaned transactions  $  508    $  508

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                        ESTIMATED
                                                               CARRYING   FAIR
DECEMBER 31, 2004                                               VALUE     VALUE
-----------------                                              -------- ---------
                                                                 (IN MILLIONS)
ASSETS:
  Fixed maturities                                              $2,189   $2,189
  Equity securities                                             $    1   $    1
  Mortgage loans on real estate                                 $  130   $  136
  Policy loans                                                  $   28   $   28
  Short-term investments                                        $  103   $  103
  Cash and cash equivalents                                     $  174   $  174
LIABILITIES:
  Policyholder account balances                                 $2,763   $2,710
  Payables for collateral under securities loaned transactions  $  487   $  487

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      FIXED MATURITIES AND EQUITY SECURITIES

      The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

      MORTGAGE LOANS ON REAL ESTATE

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

      POLICY LOANS

      The carrying values for policy loans approximate fair value.

      CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      POLICYHOLDER ACCOUNT BALANCES

      The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

      PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED TRANSACTIONS

      The carrying values of payables under securities loaned transactions approximate fair value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The fair value of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

11. RELATED PARTY TRANSACTIONS

      The Company is a party to a service agreement with its affiliate, Metropolitan Life, that provides for a broad range of services to be rendered. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. Services are requested by the Company as deemed necessary for its business and investment operations. The agreement involves a cost allocation arrangement, under which the Company pays for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services provided. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2005, 2004 and 2003 by the Company, recorded in other expenses were $49 million, $53 million and $47 million, respectively.

      At December 31, 2005 and 2004, amounts due to/(from) affiliates of approximately ($19) million and ($13) million, respectively, relate primarily to Met Investors Advisory, LLC, FMLI, and MetLife Investors Distribution Company.

      Since the Company is a member of a controlled group of affiliated companies its results may not be indicative of those of a stand-alone entity.

      As of December 31, 2005 and 2004, respectively, the Company held $76 million and $103 million of its total invested assets in the MetLife Intermediate Income Pool which is an affiliated partnership. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company did not transfer assets for the year ended December 31, 2005. The Company transferred assets with a cost or amortized cost and fair market value of $256 million and $288 million, respectively, for the year ended December 31, 2004. The realized capital gains (losses) recognized on these transfers was $32 million for the year ended December 31, 2004. There were no significant realized capital gains (losses) recognized on transfers for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $4 million and $0 million for the years ended December 31, 2005 and 2004, respectively.

                  MetLife Investors Variable Life Account One

PART C:   OTHER INFORMATION

ITEM 26.  EXHIBITS


      (a)       Resolutions of the Board of Directors of COVA Financial
                Services Life Insurance Company dated October 23, 1991 1
      (b)       None
      (c) (i)   Form of Principal Underwriters Agreement between MetLife
                Investors Insurance Company and MetLife Investors Distribution
                Company 4
          (ii)  Form of Selling Agreement between MetLife Investors Insurance
                Company, MetLife Investors Distribution Company, Broker
                Dealer and General Agent 6
          (iii) Form of Amendment to Selling Agreement between MetLife
                Investors Insurance Company, MetLife Investors Distribution
                Company, Broker-Dealer and General Agent 6
          (iv)  Form of Retail Sales Agreement (MLIDC 7-1-05 LTC) 13
          (iv)  Schedule of Commissions 6
      (d) (i)   Flexible Premium Joint and Last Survivor Policy 2
          (ii)  Flexible Premium Variable Life Policy 3
          (iii) Riders to the Policy (Joint and Survivor Policy) 2
                (Waiver of Specified Premium Rider, Anniversary Partial
                  Withdrawal Rider, Estate Preservation Term Rider, Joint Supplemental Coverage Rider, Lifetime Coverage Rider, Secondary Guarantee Rider, Divorce Split Policy Option Rider)
          (iv)  Additional Riders to the Policy 3
                (Accelerated Benefit Rider, Anniversary Partial Withdrawal
                  Rider, Guaranteed Survivor Plus Purchase Option Rider, Lifetime Coverage Rider, Secondary Guarantee Rider, Supplemental Coverage Rider, Waiver of Monthly Deduction Rider, Waiver of Specified Premium Rider)
          (v)   Endorsement (Name Change) 4
      (e) (i)   Application Forms - Joint and Last Survivor Policy 2
          (ii)  Application Forms - Flexible Premium Variable Life Insurance
                Policy 3
          (iii) Enterprise Application for Policies 9
          (iv)  Updated Enterprise Application for Policies 10
      (f) (i)   Articles of Incorporation of the Company 1
          (ii)  By-Laws of the Company 1
      (g) (i)   Reinsurance Agreements 9
          (ii)  Contingent Reinsurance Agreement between MetLife Investors
                Insurance Company and General American Life Insurance
                Company 13
      (h) (i)   Form of Participation Agreement between Met Investors Series
                Trust, Met Investors Advisory Corp., MetLife Investors
                Distribution Company and MetLife Investors Insurance Company
                6
          (ii)  Form of Participation Agreement between Metropolitan Series
                Fund, Inc., Metropolitan Life Insurance Company and MetLife
                Investors Insurance Company 6

         (iii) Participation Agreement among Metropolitan Series Fund, Inc.,
               MetLife Advisers, LLC, Metropolitan Life Insurance Company
               and MetLife Investors Insurance Company (7/1/04) 12
         (iv)  Net Worth Maintenance Agreement among MetLife, Inc and
               MetLife Investors Insurance Company (effective December 31,
               2002) 13
     (i)       None
     (j)       None
     (k)       Opinion and Consent of Counsel 9
     (l)       Actuarial Opinion
     (m)       Calculation
     (n)       Consent of Independent Registered Public Accounting Firm
     (o)       None
     (p)       None
     (q)       None
     (r) (i)   Powers of Attorney 7
         (ii)  Powers of Attorney for Elizabeth M. Forget, George Foulke and
               Jeffrey A. Tupper 9
         (iii) Power of Attorney for Matthew K. Wessel 11

1 Incorporated herein by reference to the Registration Statement on Form S-6 (File No. 333-17963) as filed on December 16, 1996.
2 Incorporated herein by reference to the Registration Statement on Form S-6 (File No. 333-83165) as filed on July 19, 1999.
3 Incorporated herein by reference to the Registration Statement on Form S-6 (File No. 333-83197) as filed on July 19, 1999.
4 Incorporated herein by reference to Post-Effective Amendment No. 4 to the Separate Account's Registration Statement on Form S-6 (File
      No. 333-83165) as filed on April 26, 2001.
5 Incorporated herein by reference to the Registration Statement on Form S-6 (File No. 333-69522) as filed on September 17, 2001.
6 Incorporated herein by reference to Pre-Effective Amendment No.1 to the Separate Account's Registration Statement on Form S-6 (File
      No. 333-69522) as filed on December 20, 2001.
7 Incorporated herein by reference to Post-Effective Amendment No.2 to the Separate Account's Registration Statement on Form N-6 (File
      No. 333-69522) as filed on February 5, 2003.
8 Incorporated herein by reference to Post-Effective Amendment No. 3 to the Separate Account's Registration Statement on Form N-6 (File
      No. 333-69522) as filed on April 30, 2003.
9 Incorporated herein by reference to Post-Effective Amendment No. 5 to the Separate Account's Registration Statement on Form N-6 (File
      No. 333-69522) as filed on April 30, 2004.
10 Incorporated herein by reference to Post-Effective Amendment No. 6 to the Separate Account's Registration Statement on Form N-6 (File
      No. 333-69522) as filed on April 29, 2005.

11 Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife Investors Variable Annuity Account One Registration Statement on Form N-4 (File Nos. 333-54358 and 811-05200) filed on July 13, 2005.
12 Incorporated herein by reference to Post-Effective Amendment No. 14 to MetLife Investors Variable Annuity Account One Registration Statement on Form N-4 (File Nos. 333-50540 and 811-05200) filed on October 7, 2005.
13 Incorporated herein by reference to Post-Effective Amendment No. 16 to MetLife Investors Variable Annuity Account One Registration Statement on Form N-4 (File Nos. 333-50540 and 811-05200) filed on April 21, 2006.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable life contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address Positions and Offices with Depositor
----------------------------------- -------------------------------------------
Michael K. Farrell *****            Director, Chairman of the Board, President,
                                    and Chief Executive Officer
James P. Bossert *                  Director and Executive Vice President
Susan A. Buffum *****               Director
Michael R. Fanning **               Director
Elizabeth M. Forget ****            Director
George Foulke ******                Director
Hugh C. McHaffie **                 Director and Executive Vice President
Richard C. Pearson *                Director, Executive Vice President, General
                                    Counsel and Secretary
Jeffrey A. Tupper *                 Director
Matthew K. Wessel *******           Vice President and Chief Financial Officer
Anthony J. Williamson ***           Treasurer

*       MetLife Investors, 5 Park Plaza, Suite 1900, Irvine, CA 92614
**      MetLife, 501 Boylston Street, Boston, MA 02116
*** MetLife, One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY 11101
****    MetLife, 260 Madison Avenue, New York, NY 10016
*****   MetLife, 10 Park Avenue, Morristown, NJ 07960
****** MetLife, 334 Madison Avenue, P.O. Box 633, Convent Station, NJ 07961 ******* MetLife 501 Route 22, Bridgewater, NJ 08807

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The following list provides information regarding the entities under common control with the Depositor. The Depositor is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Depositor is organized under the laws of Missouri. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 29.  INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000 subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter, as well as certain other subsidiaries of MetLife are covered.

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

   (a) MetLife Investors Distribution Company, formerly, General American Distributors, Inc., is the principal underwriter for the following investment companies (other than Registrant):

    Met Investors Series Trust
    MetLife Investors USA Separate Account A
    MetLife Investors Variable Annuity Account One
    MetLife Investors Variable Annuity Account Five
    MetLife Investors Variable Life Account Five
    First MetLife Investors Variable Annuity Account One
    General American Separate Account Eleven
    General American Separate Account Twenty- Eight
    General American Separate Account Twenty- Nine
    General American Separate Account Two
    Security Equity Separate Account 26
    Security Equity Separate Account 27

   (b) MetLife Investors Distribution Company is the principal underwriter for the Policies. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

 Name and Principal Business Address Positions and Offices with Depositor
 ----------------------------------- -----------------------------------------
 Michael K. Farrell ***              Director
 Elizabeth M. Forget **              Executive Vice President, Investment Fund
                                     Management & Marketing
 Paul A. LaPiana *                   Executive Vice President, National Sales
                                     Manager-Life
 Craig W. Markham *****              Director
 Richard C. Pearson *                Executive Vice President, General Counsel
                                     and Secretary
 Timothy A. Spangenberg *****        Executive Vice President, Chief Financial
                                     Officer
 Paul A. Sylvester *                 President, National Sales Manager-
                                     Annuities & LTC
 William J. Toppeta                  Director
 Edward C. Wilson *                  Senior Vice President, Channel Head-
                                     Wirehouse
 Anthony J. Williamson ****          Treasurer

 *     MetLife Investors, 5 Park Plaza, Suite 1900, Irvine, CA 92614
 **    MetLife, 260 Madison Avenue, New York, NY 10016
 ***   MetLife, 10 Park Avenue, Morristown, NJ 07962
 **** MetLife, One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY 11101
 ***** MetLife, 13045 Tesson Ferry Road, St. Louis, MO 63128

   (c) Compensation from the Registrant.


                 (1)                         (2)               (3)             (4)         (5)
                                                         Compensation on
                                                        Events Occasioning
                                       Net Underwriting   the Deduction
          Name of Principal             Discounts and     of a Deferred     Brokerage     Other
             Underwriter                 Commissions        Sales Load     Commissions Compensation
-------------------------------------- ---------------- ------------------ ----------- ------------
MetLife Investors Distribution Company    $2,108,717            $0             $0           $0


Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a) Registrant

    (b) Metropolitan Life Insurance Company
        200 Park Avenue
        New York, New York 10066

    (c) MetLife Investors Distribution Company
        5 Park Plaza, Suite 1900
        Irvine, CA 92614

ITEM 32.  MANAGEMENT SERVICES

Not Applicable.

ITEM 33.  FEE REPRESENTATION

Pursuant to Investment Company Act Section 26(f), MetLife Investor Insurance Company ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MetLife Investors Variable Life Account One, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Irvine and State of California, on this 20th day of April, 2006.


                                              MetLife Investors Variable Life
                                                Account One
                                                        (Registrant)

                                              By: MetLife Investors Insurance
                                                  Company

                                              By: /s/ Richard C. Pearson
                                                  -----------------------------
                                                  Richard C. Pearson
                                                  Executive Vice President,
                                                  General Counsel and Secretary

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, MetLife Investors Insurance Company certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Irvine and State of California, on this 20th day of April, 2006.

                                              MetLife Investors Insurance
                                                Company (Depositor)

                                              By: /s/ Richard C. Pearson
                                                  -----------------------------
                                                  Richard C. Pearson
                                                  Executive Vice President,
                                                  General Counsel and Secretary

   Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons, in the capacities indicated, on April 20, 2006.

/s/ Michael K. Farrell*             Director, Chairman of the Board, President
----------------------------------  and Chief Executive Officer
Michael K. Farrell

/s/ James P. Bossert *              Director and Executive Vice President
----------------------------------
James P. Bossert

/s/ Susan A. Buffum *               Director
----------------------------------
Susan A. Buffum

/s/ Michael R. Fanning *            Director
----------------------------------
Michael R. Fanning

/s/ Elizabeth M. Forget *           Director
----------------------------------
Elizabeth M. Forget

/s/ George Foulke *                 Director
----------------------------------
George Foulke

/s/ Hugh C. McHaffie *              Director and Executive Vice President
----------------------------------
Hugh C. McHaffie

/s/ Richard C. Pearson *            Director, Executive Vice President, General
----------------------------------  Counsel and Secretary
Richard C. Pearson

/s/ Jeffrey A. Tupper *             Director
----------------------------------
Jeffrey A. Tupper

/s/ Matthew K. Wessel *             Vice President and Chief Financial Officer
----------------------------------  (Principal Accounting Officer)
Matthew K. Wessel

                                              By: /s/ John E. Connolly, Jr.
                                                  -----------------------------
                                                  John E. Connolly, Jr.
                                                  Attorney-in-fact

* Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 7 to MetLife Investors Variable Annuity Account One's Form N-4 Registration Statement, File No 333-54358 and 811-05200, filed July 13, 2005 and with Post-Effective Amendment No. 5 to the Separate Account's Form

N-6 Registration Statement, File No. 333-69522, filed on April 30, 2004 and with Post-Effective Amendment No. 2 to the Separate Account's Form N-6 Registration Statement, File No. 333-69522, filed on February 5, 2003.

                                 Exhibit Index

(l)    Actuarial Opinion

(m)    Calculation Exhibit

(n)    Consent of Independent Registered Public Accounting Firm